UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03623

Exact name of registrant as specified in charter:	The Prudential Series Fund

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	12/31/2011

Date of reporting period:	9/30/2011

Item 1. Schedule of Investments

Conservative Balanced Portfolio

Schedule of Investments

as of September 30, 2011 (Unaudited)

Shares		Value
LONG-TERM INVESTMENTS — 90.9%
COMMON STOCKS — 51.7%
Aerospace & Defense — 1.4%
30,086	BAE Systems PLC (United Kingdom)	$ 124,260
75,400	Boeing Co. (The)	4,562,454
1,543	European Aeronautic Defence and Space Co. NV (Netherlands)	43,372
38,000	General Dynamics Corp.	2,161,820
12,800	Goodrich Corp.	1,544,704
80,312	Honeywell International, Inc.	3,526,500
18,800	ITT Corp.	789,600
10,800	L-3 Communications Holdings, Inc.(a)	669,276
29,100	Lockheed Martin Corp.(a)	2,113,824
28,262	Northrop Grumman Corp.	1,474,146
14,700	Precision Castparts Corp.	2,285,262
36,400	Raytheon Co.	1,487,668
16,300	Rockwell Collins, Inc.(a)	859,988
4,023	Safran SA (France)	123,067
28,200	Textron, Inc.(a)	497,448
93,500	United Technologies Corp.(a)	6,578,660

		28,842,049

Air Freight & Logistics — 0.5%
16,600	C.H. Robinson Worldwide, Inc.(a)	1,136,602
2,745	Deutsche Post AG (Germany)	35,144
21,700	Expeditors International of Washington, Inc.	879,935
32,200	FedEx Corp.	2,179,296
100,700	United Parcel Service, Inc. (Class B Stock)	6,359,205

		10,590,182

Airlines
22,000	All Nippon Airways Co. Ltd. (Japan)	68,853
1,159	Deutsche Lufthansa AG (Germany)	15,026
83,700	Southwest Airlines Co.	672,948

		756,827

Auto Components — 0.1%
600	Bridgestone Corp. (Japan)	13,614
1,940	CIE Generale des Etablissements Michelin (France) (Class B Stock)	116,027
897	Continental AG (Germany)(b)	51,775
28,000	Goodyear Tire & Rubber Co. (The)(b)	282,520
69,300	Johnson Controls, Inc.(a)	1,827,441
6,840	Pirelli & C SpA (Italy)	48,652

		2,340,029

Automobiles — 0.3%
1,229	Bayerische Motoren Werke AG (Germany)	81,189
2,422	Daimler AG (Germany)	107,717
387,785	Ford Motor Co.(a)(b)	3,749,881
25,700	Harley-Davidson, Inc.	882,281
300	Honda Motor Co. Ltd. (Japan)	8,789
15,600	Nissan Motor Co. Ltd. (Japan)	138,029
2,143	Peugeot SA (France)	45,590
3,300	Toyota Motor Corp. (Japan)	113,121
68	Volkswagen AG (Germany)	8,378

		5,134,975

Beverages — 1.5%
1,249	Anheuser-Busch InBev NV (Belgium)	66,296
16,300	Beam, Inc.	881,504
10,700	Brown-Forman Corp. (Class B Stock)(a)	750,498
55	Carlsberg A/S (Denmark) (Class B Stock)	3,259
2,410	Coca-Cola Amatil Ltd. (Australia)	27,609
233,800	Coca-Cola Co. (The)	15,795,528
33,200	Coca-Cola Enterprises, Inc.	826,016
17,200	Constellation Brands, Inc. (Class A Stock)(b)	309,600
5,802	Diageo PLC (United Kingdom)	110,625
23,300	Dr Pepper Snapple Group, Inc.	903,574
530	Heineken Holding NV (Netherlands)	20,454
1,486	Heineken NV (Netherlands)	66,773
16,300	Molson Coors Brewing Co. (Class B Stock)	645,643

161,407	PepsiCo, Inc.	9,991,093
399	SABMiller PLC (United Kingdom)	13,019

		30,411,491

Biotechnology — 0.7%
94,920	Amgen, Inc.	5,215,854
24,690	Biogen Idec, Inc.(b)	2,299,874
47,800	Celgene Corp.(b)	2,959,776
7,400	Cephalon, Inc.(a)(b)	597,180
80,400	Gilead Sciences, Inc.(b)	3,119,520

		14,192,204

Building Products
6,000	Asahi Glass Co. Ltd. (Japan)	58,579
515	Cie de Saint-Gobain (France)	19,648
33,500	Masco Corp.	238,520
11,000	Toto Ltd. (Japan)	97,027

		413,774

Capital Markets — 1.0%
19,507	3i Group PLC (United Kingdom)	56,711
24,720	Ameriprise Financial, Inc.	972,979
128,258	Bank of New York Mellon Corp. (The)	2,384,316
10,200	BlackRock, Inc. (Class A Stock)	1,509,702
104,550	Charles Schwab Corp. (The)(a)	1,178,279
3,142	Credit Suisse Group AG (Switzerland)	82,199
4,395	Deutsche Bank AG (Germany)1	152,292
25,520	E*Trade Financial Corp.(b)	232,487
10,800	Federated Investors, Inc. (Class B Stock)(a)	189,324
14,700	Franklin Resources, Inc.	1,405,908
52,900	Goldman Sachs Group, Inc. (The)	5,001,695
47,800	Invesco Ltd.	741,378
18,600	Janus Capital Group, Inc.(a)	111,600
14,800	Legg Mason, Inc.	380,508
153,180	Morgan Stanley(a)	2,067,930
24,700	Northern Trust Corp.	864,006
51,500	State Street Corp.	1,656,240
26,500	T. Rowe Price Group, Inc.	1,265,905
9,787	UBS AG (Switzerland)(b)	111,949

		20,365,408

Chemicals — 1.1%
21,600	Air Products & Chemicals, Inc.	1,649,592
6,700	Airgas, Inc.	427,594
553	Arkema SA (France)	32,023
14,000	Asahi Kasei Corp. (Japan)	83,904
3,137	BASF SE (Germany)	191,248
7,300	CF Industries Holdings, Inc.	900,747
120,031	Dow Chemical Co. (The)	2,695,896
94,820	E.I. du Pont de Nemours & Co.	3,789,955
6,900	Eastman Chemical Co.	472,857
23,800	Ecolab, Inc.(a)	1,163,582
6,900	FMC Corp.	477,204
8,200	International Flavors & Fragrances, Inc.	461,004
3,649	Israel Chemicals Ltd. (Israel)	41,556
749	K+S AG (Germany)	39,209
9,500	Kuraray Co. Ltd. (Japan)	129,562
974	Lanxess AG (Germany)	46,723
18,000	Mitsubishi Chemical Holdings Corp. (Japan)	122,072
54,694	Monsanto Co.	3,283,828
26,400	Mosaic Co. (The)	1,292,808
17,000	PPG Industries, Inc.	1,201,220
31,000	Praxair, Inc.	2,897,880
8,600	Sherwin-Williams Co. (The)	639,152
12,400	Sigma-Aldrich Corp.	766,196
78	Syngenta AG (Switzerland)	20,270
5,000	Tosoh Corp. (Japan)	15,668
323	Wacker Chemie AG (Germany)	28,676
1,989	Yara International ASA (Norway)	75,882

		22,946,308

Commercial Banks — 1.4%
23,000	Aozora Bank Ltd. (Japan)	52,956

7,849	Australia & New Zealand Banking Group Ltd. (Australia)	145,687
6,037	Banco Bilbao Vizcaya Argentaria SA (Spain)	49,984
13,194	Banco Santander SA (Spain)	107,872
3,756	Bank Hapoalim BM (Israel)	12,968
25,035	Barclays PLC (United Kingdom)	61,395
71,100	BB&T Corp.(a)	1,516,563
7,308	Bendigo and Adelaide Bank Ltd. (Australia)	59,194
3,604	BNP Paribas SA (France)	142,079
19,400	Comerica, Inc.	445,618
2,745	Commonwealth Bank of Australia (Australia)	119,379
3,264	DnB NOR ASA (Norway)	32,530
95,721	Fifth Third Bancorp	966,782
28,587	First Horizon National Corp.	170,379
25,166	HSBC Holdings PLC (United Kingdom)	192,755
100,136	Huntington Bancshares, Inc.	480,653
3,702	KBC Groep NV (Belgium)	85,408
92,300	KeyCorp	547,339
12,800	M&T Bank Corp.(a)	894,720
54,800	Mitsubishi UFJ Financial Group, Inc. (Japan)	251,513
3,390	Mizrahi Tefahot Bank Ltd. (Israel)	27,847
55,000	Mizuho Financial Group, Inc. (Japan)	80,541
3,494	National Australia Bank Ltd. (Australia)	74,217
10,494	Natixis (France)	33,012
14,649	Nordea Bank AB (Sweden)	118,556
53,733	PNC Financial Services Group, Inc.	2,589,393
142,703	Regions Financial Corp.(a)	475,201
17,900	Resona Holdings, Inc. (Japan)	85,403
9,000	Shinsei Bank Ltd. (Japan)	10,116
13,437	Skandinaviska Enskilda Banken AB (Sweden) (Class A Stock)	72,232
2,470	Societe Generale (France)	64,659
7,600	Sumitomo Mitsui Financial Group, Inc. (Japan)	214,134
29,000	Sumitomo Mitsui Trust Holdings, Inc. (Japan)	95,987
55,200	SunTrust Banks, Inc.	990,840
1,740	Svenska Handelsbanken AB (Sweden) (Class A Stock)	44,276
3,812	Swedbank AB (Sweden) (Class A Stock)	42,089
196,685	U.S. Bancorp	4,629,965
542,364	Wells Fargo & Co.	13,081,820
3,086	Westpac Banking Corp. (Australia)	59,761
2,000	Yamaguchi Financial Group, Inc. (Japan)	20,213
22,350	Zions Bancorporation(a)	314,464

		29,460,500

Commercial Services & Supplies — 0.3%
10,200	Avery Dennison Corp.	255,816
3,050	Babcock International Group PLC (United Kingdom)	31,096
12,200	Cintas Corp.(a)	343,308
22,400	Iron Mountain, Inc.(a)	708,288
20,700	Pitney Bowes, Inc.(a)	389,160
30,965	Republic Services, Inc. (Class A Stock)	868,878
19,200	RR Donnelley & Sons Co.	271,104
9,700	Stericycle, Inc.(b)	782,984
48,042	Waste Management, Inc.(a)	1,564,248

		5,214,882

Communications Equipment — 1.1%
564,600	Cisco Systems, Inc.	8,745,654
8,200	F5 Networks, Inc.(b)	582,610
12,400	Harris Corp.(a)	423,708
21,475	JDS Uniphase Corp.(b)	214,106
54,400	Juniper Networks, Inc.(b)	938,944
28,778	Motorola Mobility Holdings, Inc.(b)	1,087,233
34,689	Motorola Solutions, Inc.	1,453,469
172,500	QUALCOMM, Inc.	8,388,675
37,100	Tellabs, Inc.	159,159

		21,993,558

Computers & Peripherals — 2.4%
95,050	Apple, Inc.(b)	36,231,159
169,400	Dell, Inc.(b)	2,397,010
210,050	EMC Corp.(b)	4,408,949

211,748	Hewlett-Packard Co.(a)	4,753,743
8,733	Lexmark International, Inc. (Class A Stock)(b)	236,053
37,100	NetApp, Inc.(a)(b)	1,259,174
24,700	SanDisk Corp.(a)(b)	996,645
16,000	Toshiba Corp. (Japan)	65,271
26,000	Western Digital Corp.(a)(b)	668,720

		51,016,724

Construction & Engineering — 0.1%
1,194	ACS Actividades de Construccion y Servicios SA (Spain)	42,077
16,265	Balfour Beatty PLC (United Kingdom)	64,339
2,000	Chiyoda Corp. (Japan)	19,498
17,800	Fluor Corp.	828,590
12,700	Jacobs Engineering Group, Inc.(b)	410,083
22,000	Quanta Services, Inc.(b)	413,380
583	Vinci SA (France)	25,006

		1,802,973

Construction Materials
13,400	Vulcan Materials Co.(a)	369,304

Consumer Finance — 0.4%
106,800	American Express Co.	4,795,320
46,861	Capital One Financial Corp.(a)	1,857,101
56,140	Discover Financial Services	1,287,852
54,700	SLM Corp.	681,015

		8,621,288

Containers & Packaging — 0.1%
16,200	Ball Corp.	502,524
11,300	Bemis Co., Inc.	331,203
18,900	Owens-Illinois, Inc.(b)	285,768
17,100	Sealed Air Corp.	285,570

		1,405,065

Distributors
16,100	Genuine Parts Co.	817,880
3,000	Jardine Cycle & Carriage Ltd. (Singapore)	95,328

		913,208

Diversified Consumer Services — 0.1%
11,700	Apollo Group, Inc. (Class A Stock)(a)(b)	463,437
6,300	DeVry, Inc.	232,848
35,100	H&R Block, Inc.	467,181

		1,163,466

Diversified Financial Services — 1.5%
1,034,621	Bank of America Corp.	6,331,881
298,185	Citigroup, Inc.	7,639,500
6,840	CME Group, Inc. (Class A Stock)	1,685,376
1,733	Exor SpA (Italy)	33,920
18,832	ING Groep NV (Netherlands)(b)	132,838
7,500	IntercontinentalExchange, Inc.(b)	886,950
404,645	JPMorgan Chase & Co.	12,187,907
2,092	Kinnevik Investment AB (Sweden) (Class B Stock)	38,709
19,700	Leucadia National Corp.(a)	446,796
20,200	Moody’s Corp.(a)	615,090
16,600	NASDAQ OMX Group, Inc. (The)(b)	384,124
28,900	NYSE Euronext	671,636
1,280	ORIX Corp. (Japan)	100,464
1,983	Pohjola Bank PLC (Finland) (Class A Stock)	20,861

		31,176,052

Diversified Telecommunication
8,374	Vivendi SA (France)	170,494

Diversified Telecommunication Services — 1.5%
609,168	AT&T, Inc.	17,373,471
36,574	BT Group PLC (United Kingdom)	98,031
62,736	CenturyLink, Inc.	2,077,816
6,158	France Telecom SA (France)	100,787
101,590	Frontier Communications Corp.(a)	620,715
3,071	Koninklijke KPN NV (Netherlands)	40,448
4,100	Nippon Telegraph & Telephone Corp. (Japan)	196,423
122	Swisscom AG (Switzerland)	49,633
5,109	Telecom Corp. of New Zealand Ltd. (New Zealand)	10,155
48,361	Telecom Italia SpA (Italy)	52,545

9,711	Telefonica SA (Spain)	186,109
27,198	Telstra Corp. Ltd. (Australia)	81,002
288,876	Verizon Communications, Inc.(a)	10,630,637
57,357	Windstream Corp.	668,783

		32,186,555

Electric Utilities — 1.1%
49,160	American Electric Power Co., Inc.	1,869,063
4,000	Cheung Kong Infrastructure Holdings Ltd. (Hong Kong)	23,304
135,924	Duke Energy Corp.(a)	2,717,121
3,723	E.ON AG (Germany)	80,774
33,300	Edison International	1,273,725
45,121	Enel SpA (Italy)	199,173
6,726	Energias de Portugal SA (Portugal)	20,716
18,500	Entergy Corp.	1,226,365
67,674	Exelon Corp.	2,883,589
42,006	FirstEnergy Corp.	1,886,489
12,153	Iberdrola SA (Spain)	82,165
3,400	Kansai Electric Power Co., Inc. (The) (Japan)	58,757
43,100	NextEra Energy, Inc.	2,328,262
18,200	Northeast Utilities	612,430
26,800	Pepco Holdings, Inc.	507,056
10,500	Pinnacle West Capital Corp.	450,870
59,700	PPL Corp.	1,703,838
30,083	Progress Energy, Inc.	1,555,893
694	Red Electrica Corp. SA (Spain)	31,625
2,121	Scottish & Southern Energy PLC (United Kingdom)	42,563
86,700	Southern Co.	3,673,479
62,572	SP AusNet (Australia)(c)	56,195

		23,283,452

Electrical Equipment — 0.2%
5,670	ABB Ltd. (Switzerland)	96,990
76,800	Emerson Electric Co.	3,172,608
11,000	Mitsubishi Electric Corp. (Japan)	97,437
15,300	Rockwell Automation, Inc.	856,800
9,900	Roper Industries, Inc.	682,209
1,112	Schneider Electric SA (France)	59,509

		4,965,553

Electronic Equipment, Instruments & Components — 0.2%
18,600	Amphenol Corp. (Class A Stock)	758,322
160,300	Corning, Inc.	1,981,308
15,600	FLIR Systems, Inc.	390,780
500	Hamamatsu Photonics KK (Japan)	20,153
32,000	Hitachi Ltd. (Japan)	158,850
20,000	Jabil Circuit, Inc.	355,800
500	Macnica, Inc. (Japan)	10,689
13,000	Molex, Inc.	264,810

		3,940,712

Energy Equipment & Services — 1.0%
44,398	Baker Hughes, Inc.	2,049,412
25,000	Cameron International Corp.(b)	1,038,500
7,900	Diamond Offshore Drilling, Inc.(a)	432,446
24,400	FMC Technologies, Inc.(a)(b)	917,440
94,100	Halliburton Co.	2,871,932
10,700	Helmerich & Payne, Inc.	434,420
3,304	Kvaerner ASA (Norway)(b)	4,373
27,700	Nabors Industries Ltd.(b)	339,602
43,200	National Oilwell Varco, Inc.(a)	2,212,704
25,700	Noble Corp.	754,295
2,686	Petrofac Ltd. (United Kingdom)	49,684
13,200	Rowan Cos., Inc.(b)	398,508
135	Saipem SpA (Italy)	4,738
1,641	SBM Offshore NV (Netherlands)	28,442
138,518	Schlumberger Ltd.	8,273,680
2,466	WorleyParsons Ltd. (Australia)	61,531

		19,871,707

Food & Staples Retailing — 1.3%
7,100	Aeon Co. Ltd. (Japan)	96,039
44,600	Costco Wholesale Corp.	3,662,552

138,448	CVS Caremark Corp.(a)	4,649,084
256	Delhaize Group SA (Belgium)	14,965
6,666	Jeronimo Martins SGPS SA (Portugal)	104,099
400	Kato Sangyo Co. Ltd. (Japan)	9,537
3,328	Koninklijke Ahold NV (Netherlands)	39,138
61,946	Kroger Co. (The)	1,360,334
39,500	Safeway, Inc.	656,885
700	Seven & i Holdings Co. Ltd. (Japan)	19,621
21,410	SUPERVALU, Inc.(a)	142,591
58,600	Sysco Corp.	1,517,740
13,265	Tesco PLC (United Kingdom)	77,701
93,500	Walgreen Co.	3,075,215
183,400	Wal-Mart Stores, Inc.(a)	9,518,460
16,300	Whole Foods Market, Inc.	1,064,553
3,146	Woolworths Ltd. (Australia)	75,178

		26,083,692

Food Products — 1.0%
69,626	Archer-Daniels-Midland Co.	1,727,421
173	Aryzta AG (Switzerland)	7,512
4,274	Associated British Foods PLC (United Kingdom)	73,578
18,600	Campbell Soup Co.(a)	602,082
43,700	ConAgra Foods, Inc.	1,058,414
472	Danone (France)	29,015
20,800	Dean Foods Co.(b)	184,496
65,200	General Mills, Inc.	2,508,244
100,000	Golden Agri-Resources Ltd. (Singapore)	46,277
32,900	H.J. Heinz Co.	1,660,792
15,700	Hershey Co. (The)(a)	930,068
14,600	Hormel Foods Corp.(a)	394,492
12,300	J.M. Smucker Co. (The)	896,547
25,600	Kellogg Co.	1,361,664
179,453	Kraft Foods, Inc. (Class A Stock)	6,026,032
12,800	McCormick & Co., Inc.	590,848
20,867	Mead Johnson Nutrition Co.	1,436,276
6,052	Nestle SA (Switzerland)	333,179
4,000	Nippon Meat Packers, Inc. (Japan)	51,981
59,700	Sara Lee Corp.	976,095
191	Suedzucker AG (Germany)	5,426
30,600	Tyson Foods, Inc. (Class A Stock)	531,216
2,164	Unilever NV (Netherlands)	68,498
1,757	Unilever PLC (United Kingdom)	55,037
25,000	Wilmar International Ltd. (Singapore)	99,482

		21,654,672

Gas Utilities — 0.1%
3,593	Enagas (Spain)	66,033
741	Gas Natural SDG SA (Spain)	12,601
4,700	Nicor, Inc.	258,547
10,900	ONEOK, Inc.	719,836
5,018	Snam Rete Gas SpA (Italy)	23,166

		1,080,183

Healthcare Equipment & Supplies — 1.0%
58,200	Baxter International, Inc.	3,267,348
22,300	Becton Dickinson and Co.	1,635,036
157,667	Boston Scientific Corp.(a)(b)	931,812
9,100	C.R. Bard, Inc.	796,614
25,375	CareFusion Corp.(b)	607,731
725	Coloplast A/S (Denmark) (Class B Stock)	104,473
50,600	Covidien PLC	2,231,460
14,400	DENTSPLY International, Inc.(a)	441,936
11,700	Edwards Lifesciences Corp.(b)	833,976
4,000	Intuitive Surgical, Inc.(b)	1,457,120
109,200	Medtronic, Inc.	3,629,808
33,600	St. Jude Medical, Inc.	1,215,984
34,100	Stryker Corp.	1,607,133
12,000	Varian Medical Systems, Inc.(b)	625,920
19,600	Zimmer Holdings, Inc.(a)(b)	1,048,600

		20,434,951

Healthcare Providers & Services — 1.1%
38,400	Aetna, Inc.	1,395,840
28,000	AmerisourceBergen Corp. (Class A Stock)	1,043,560
35,750	Cardinal Health, Inc.	1,497,210

27,600	CIGNA Corp.	1,157,544
17,050	Coventry Health Care, Inc.(b)	491,211
9,400	DaVita, Inc.(a)(b)	589,098
49,600	Express Scripts, Inc.(b)	1,838,672
17,200	Humana, Inc.	1,250,956
11,000	Laboratory Corp. of America Holdings(a)(b)	869,550
25,730	McKesson Corp.	1,870,571
40,798	Medco Health Solutions, Inc.(b)	1,913,018
9,000	Patterson Cos., Inc.	257,670
15,200	Quest Diagnostics, Inc.	750,272
44,600	Tenet Healthcare Corp.(b)	184,198
110,600	UnitedHealth Group, Inc.	5,100,872
37,200	WellPoint, Inc.	2,428,416

		22,638,658

Healthcare Technology
14,800	Cerner Corp.(a)(b)	1,014,096

Hotels, Restaurants & Leisure — 1.0%
44,100	Carnival Corp.	1,336,230
3,150	Chipotle Mexican Grill, Inc.(a)(b)	954,292
13,150	Darden Restaurants, Inc.(a)	562,163
53,000	Galaxy Entertainment Group Ltd. (Hong Kong)(b)	77,001
28,200	International Game Technology	409,746
31,528	Marriott International, Inc. (Class A Stock)(a)	858,823
105,900	McDonald’s Corp.	9,300,138
11,600	Sands China Ltd. (Hong Kong)(b)	27,140
64,000	SJM Holdings Ltd. (Hong Kong)	113,062
76,500	Starbucks Corp.	2,852,685
19,900	Starwood Hotels & Resorts Worldwide, Inc.	772,518
17,620	Wyndham Worldwide Corp.	502,346
48,400	Wynn Macau Ltd.	114,457
8,200	Wynn Resorts Ltd.	943,656
47,500	Yum! Brands, Inc.	2,346,025

		21,170,282

Household Durables — 0.1%
28,700	D.R. Horton, Inc.	259,448
6,400	Harman International Industries, Inc.	182,912
17,500	Leggett & Platt, Inc.(a)	346,325
17,200	Lennar Corp. (Class A Stock)	232,888
27,314	Newell Rubbermaid, Inc.	324,217
33,522	Pulte Group, Inc.(a)(b)	132,412
7,326	Whirlpool Corp.	365,641

		1,843,843

Household Products — 1.3%
13,600	Clorox Co. (The)	902,088
49,900	Colgate-Palmolive Co.	4,425,132
1,107	Henkel AG & Co. KGaA (Germany)	48,517
40,100	Kimberly-Clark Corp.	2,847,501
282,625	Procter & Gamble Co. (The)	17,856,247
3,822	Reckitt Benckiser Group PLC (United Kingdom)	193,654

		26,273,139

Independent Power Producers & Energy Traders — 0.1%
65,000	AES Corp. (The)(b)	634,400
22,300	Constellation Energy Group, Inc.	848,738
15,322	Edp Renovaveis SA (France)(b)	83,432
2,148	International Power PLC (United Kingdom)	10,197
23,200	NRG Energy, Inc.(b)	492,072

		2,068,839

Industrial Conglomerates — 1.3%
72,600	3M Co.	5,211,954
55,600	Danaher Corp.	2,331,864
1,085,200	General Electric Co.	16,538,448
5,000	Hutchison Whampoa Ltd. (Hong Kong)	37,002
1,786	Siemens AG (Germany)	160,687
47,900	Tyco International Ltd.	1,951,925

		26,231,880

Insurance — 1.8%
34,500	ACE Ltd.	2,090,700
1,561	Aegon NV (Netherlands)(b)	6,327
47,800	Aflac, Inc.	1,670,610

1,665	Allianz SE (Germany)	156,059
53,400	Allstate Corp. (The)	1,265,046
46,839	American International Group, Inc.(a)(b)	1,028,116
34,300	Aon Corp.	1,439,914
13,000	Assurant, Inc.	465,400
17,040	Aviva PLC (United Kingdom)	80,137
6,996	AXA SA (France)	91,017
178,900	Berkshire Hathaway, Inc. (Class B Stock)(b)	12,709,056
29,800	Chubb Corp.	1,787,702
19,237	Cincinnati Financial Corp.	506,510
2,855	Delta Lloyd NV (Netherlands)	45,054
63,400	Genworth Financial, Inc. (Class A Stock)(b)	363,916
1,535	Hannover Rueckversicherung AG (Germany)	69,400
49,700	Hartford Financial Services Group, Inc.	802,158
56,773	Legal & General Group PLC (United Kingdom)	84,792
36,318	Lincoln National Corp.	567,650
32,875	Loews Corp.	1,135,831
2,956	Mapfre SA (Spain)	9,128
55,900	Marsh & McLennan Cos., Inc.	1,483,586
107,900	MetLife, Inc.	3,022,279
107	Muenchener Rueckversicherungs AG (Germany)	13,289
76,653	Old Mutual PLC (United Kingdom)	124,382
34,800	Principal Financial Group, Inc.	788,916
68,600	Progressive Corp. (The)	1,218,336
11,994	Resolution Ltd. (United Kingdom)	45,960
47,702	RSA Insurance Group PLC (United Kingdom)	82,093
1,109	SCOR SE (France)	23,922
579	Swiss Life Holding AG (Switzerland)	63,498
14,150	Torchmark Corp.	493,269
42,735	Travelers Cos., Inc. (The)	2,082,477
34,410	Unum Group	721,234
35,200	XL Group PLC (Ireland) (Class A Stock)	661,760
577	Zurich Financial Services AG (Switzerland)(b)	120,192

		37,319,716

Internet & Catalog Retail — 0.5%
36,700	Amazon.com, Inc.(b)	7,935,641
22,300	Expedia, Inc.	574,225
4,400	NetFlix, Inc.(a)(b)	497,904
5,100	priceline.com, Inc.(a)(b)	2,292,246

		11,300,016

Internet Software & Services — 0.9%
19,700	Akamai Technologies, Inc.(b)	391,636
300	Dena Co. Ltd. (Japan)	12,568
116,600	eBay, Inc.(b)	3,438,534
25,650	Google, Inc. (Class A Stock)(b)	13,193,847
5,200	Gree, Inc. (Japan)	158,586
12,400	Monster Worldwide, Inc.(b)	89,032
18,800	VeriSign, Inc.	537,868
131,000	Yahoo!, Inc.(b)	1,723,960

		19,546,031

IT Services — 2.0%
66,300	Accenture PLC (Ireland) (Class A Stock)	3,492,684
51,000	Automatic Data Processing, Inc.(a)	2,404,650
32,100	Cognizant Technology Solutions Corp. (Class A Stock)(b)	2,012,670
17,000	Computer Sciences Corp.	456,450
28,700	Fidelity National Information Services, Inc.	697,984
15,100	Fiserv, Inc.(b)	766,627
123,100	International Business Machines Corp.(a)	21,546,193
10,800	Mastercard, Inc. (Class A Stock)	3,425,328
700	Otsuka Corp. (Japan)	48,252
34,000	Paychex, Inc.(a)	896,580
29,000	SAIC, Inc.(a)(b)	342,490
17,200	Teradata Corp.(b)	920,716
15,596	Total System Services, Inc.	264,040
51,500	Visa, Inc. (Class A Stock)	4,414,580
64,510	Western Union Co. (The)	986,358

		42,675,602

Leisure Equipment & Products — 0.1%
13,600	Hasbro, Inc.(a)	443,496
37,051	Mattel, Inc.(a)	959,250

3,300	Namco Bandai Holdings, Inc. (Japan)	44,695
5,500	Nikon Corp. (Japan)	129,739
600	Sega Sammy Holdings, Inc. (Japan)	13,999

		1,591,179

Life Sciences Tools & Services — 0.2%
35,514	Agilent Technologies, Inc.(b)	1,109,813
18,301	Life Technologies Corp.(b)	703,307
12,600	PerkinElmer, Inc.	242,046
39,100	Thermo Fisher Scientific, Inc.(b)	1,980,024
8,800	Waters Corp.(a)(b)	664,312

		4,699,502

Machinery — 1.0%
65,800	Caterpillar, Inc.	4,858,672
19,900	Cummins, Inc.	1,625,034
42,900	Deere & Co.	2,770,053
19,600	Dover Corp.	913,360
34,800	Eaton Corp.	1,235,400
900	FANUC Corp. (Japan)	123,971
5,700	Flowserve Corp.	421,800
51,100	Illinois Tool Works, Inc.	2,125,760
9,339	Industrea Ltd. (Australia)	10,824
33,800	Ingersoll-Rand PLC	949,442
10,300	Joy Global, Inc.	642,514
933	Kone OYJ (Finland) (Class B Stock)	44,376
225	MAN SE (Germany)	17,441
36,943	PACCAR, Inc.(a)	1,249,412
11,700	Pall Corp.	496,080
16,565	Parker Hannifin Corp.	1,045,749
1,066	SKF AB (Sweden) (Class B Stock)	20,086
200	SMC Corp. (Japan)	29,232
7,000	Snap-On, Inc.	310,800
17,197	Stanley Black & Decker, Inc.	844,373
6,000	Sumitomo Heavy Industries Ltd. (Japan)	30,683
6,299	Volvo AB (Sweden) (Class B Stock)	61,880
103,000	Yangzijiang Shipbuilding Holdings Ltd. (Singapore)	68,788

		19,895,730

Marine
3	AP Moller - Maersk A/S (Denmark) (Class B Stock)	17,623
9,500	Orient Overseas International Ltd. (Hong Kong)	37,954

		55,577

Media — 1.6%
23,500	Cablevision Systems Corp. (Class A Stock)	369,655
68,334	CBS Corp. (Class B Stock)(a)	1,392,647
285,190	Comcast Corp. (Class A Stock)	5,960,471
78,400	DIRECTV (Class A Stock)(a)(b)	3,312,400
28,400	Discovery Communications, Inc. (Class A Stock)(a)(b)	1,068,408
24,900	Gannett Co., Inc.	237,297
48,331	Interpublic Group of Cos., Inc. (The)	347,983
118,200	ITV PLC (United Kingdom)(b)	108,110
31,400	McGraw-Hill Cos., Inc. (The)(a)	1,287,400
233,300	News Corp. (Class A Stock)	3,609,151
28,700	Omnicom Group, Inc.	1,057,308
35	Publigroupe AG (Switzerland)	4,634
9,200	Scripps Networks Interactive, Inc. (Class A Stock)(a)	341,964
34,314	Time Warner Cable, Inc.	2,150,458
109,366	Time Warner, Inc.(a)	3,277,699
59,734	Viacom, Inc. (Class B Stock)	2,314,095
193,000	Walt Disney Co. (The)	5,820,880
600	Washington Post Co. (The) (Class B Stock)(a)	196,182
3,740	WPP PLC (Ireland)	34,642

		32,891,384

Metals & Mining — 0.5%
18,700	AK Steel Holding Corp.(a)	122,298
108,640	Alcoa, Inc.	1,039,685
9,900	Allegheny Technologies, Inc.	366,201
2,032	Anglo American PLC (United Kingdom)	69,923

6,906	BHP Billiton Ltd. (Australia)	228,660
8,584	BHP Billiton PLC (Australia)	229,313
14,800	Cliffs Natural Resources, Inc.	757,316
1,000	Daido Steel Co. Ltd. (Japan)	5,981
96,688	Freeport-McMoRan Copper & Gold, Inc.	2,944,150
5,769	Fresnillo PLC (United Kingdom)	141,036
4,603	Iluka Resources Ltd. (Australia)	53,876
50,400	Newmont Mining Corp.	3,170,160
34,000	Nippon Steel Corp. (Japan)	97,515
32,300	Nucor Corp.	1,021,972
2,449	OZ Minerals Ltd. (Australia)	21,817
737	Randgold Resources Ltd. (United Kingdom)	71,590
2,569	Rio Tinto Ltd. (Australia)	150,475
3,823	Rio Tinto PLC (United Kingdom)	169,544
12,900	Titanium Metals Corp.	193,242
14,700	United States Steel Corp.(a)	323,547
3,080	Voestalpine AG (Austria)	89,034

		11,267,335

Multiline Retail — 0.4%
7,200	Big Lots, Inc.(a)(b)	250,776
12,900	Family Dollar Stores, Inc.	656,094
14,400	J.C. Penney Co., Inc.(a)	385,632
28,600	Kohl’s Corp.	1,404,260
34,000	Lifestyle International Holdings Ltd. (Hong Kong)	86,257
43,574	Macy’s, Inc.	1,146,868
2,900	Marui Group Co. Ltd. (Japan)	21,804
2,357	Next PLC (United Kingdom)	92,406
17,100	Nordstrom, Inc.	781,128
190	PPR (France)	24,559
4,442	Sears Holdings Corp.(a)(b)	255,504
70,400	Target Corp.	3,452,416

		8,557,704

Multi-Utilities — 0.8%
25,700	Ameren Corp.	765,089
41,800	CenterPoint Energy, Inc.	820,116
1,632	Centrica PLC (United Kingdom)	7,523
29,000	CMS Energy Corp.	573,910
29,900	Consolidated Edison, Inc.(a)	1,704,898
58,832	Dominion Resources, Inc.	2,986,901
16,600	DTE Energy Co.	813,732
3,031	GDF Suez (France)	90,056
8,120	Integrys Energy Group, Inc.(a)	394,794
6,142	National Grid PLC (United Kingdom)	60,880
28,000	NiSource, Inc.	598,640
40,600	PG&E Corp.	1,717,786
52,000	Public Service Enterprise Group, Inc.	1,735,240
2,134	RWE AG (Germany)	78,719
11,300	SCANA Corp.(a)	457,085
24,419	Sempra Energy	1,257,578
20,500	TECO Energy, Inc.	351,165
26,200	Wisconsin Energy Corp.	819,798
49,410	Xcel Energy, Inc.	1,219,933

		16,453,843

Office Electronics — 0.1%
4,000	Canon, Inc. (Japan)	181,624
143,263	Xerox Corp.	998,543

		1,180,167

Oil, Gas & Consumable Fuels — 5.0%
21,808	Alpha Natural Resources, Inc.(a)(b)	385,783
50,754	Anadarko Petroleum Corp.	3,200,040
39,114	Apache Corp.	3,138,507
43,811	BP PLC (United Kingdom)	262,678
10,500	Cabot Oil & Gas Corp.	650,055
2,570	Cairn Energy PLC (United Kingdom)(b)	11,146
1,126	Caltex Australia Ltd. (Australia)	11,605
67,200	Chesapeake Energy Corp.	1,716,960
205,722	Chevron Corp.	19,033,399
143,477	ConocoPhillips(a)	9,084,964
23,100	Consol Energy, Inc.	783,783
2,000	Cosmo Oil Co. Ltd. (Japan)	4,950
38,600	Denbury Resources, Inc.(a)(b)	443,900

43,200	Devon Energy Corp.	2,395,008
79,036	El Paso Corp.	1,381,549
7,219	ENI SpA (Italy)	127,002
27,400	EOG Resources, Inc.	1,945,674
15,300	EQT Corp.	816,408
500,599	Exxon Mobil Corp.(a)	36,358,505
30,900	Hess Corp.	1,621,014
300	Idemitsu Kosan Co. Ltd. (Japan)	26,874
200	Japan Petroleum Exploration Co. (Japan)	7,270
30,800	JX Holdings, Inc. (Japan)	172,871
72,682	Marathon Oil Corp.	1,568,478
36,341	Marathon Petroleum Corp.	983,387
19,800	Murphy Oil Corp.	874,368
13,900	Newfield Exploration Co.(b)	551,691
18,000	Noble Energy, Inc.	1,274,400
84,100	Occidental Petroleum Corp.	6,013,150
770	Origin Energy Ltd. (Australia)	9,853
27,600	Peabody Energy Corp.(a)	935,088
12,700	Pioneer Natural Resources Co.	835,279
19,800	QEP Resources, Inc.(a)	535,986
17,300	Range Resources Corp.	1,011,358
8,123	Royal Dutch Shell PLC (Netherlands) (Class B Stock)	252,746
10,290	Royal Dutch Shell PLC (Netherlands) (Class A Stock)	317,931
6,689	Santos Ltd. (Australia)	72,391
35,600	Southwestern Energy Co.(b)	1,186,548
66,362	Spectra Energy Corp.	1,627,860
1,688	Statoil ASA (Norway)	36,221
11,500	Sunoco, Inc.(a)	356,615
15,000	Tesoro Corp.(a)(b)	292,050
8,000	TonenGeneral Sekiyu K.K. (Japan)	91,924
6,568	Total SA (France)	289,776
59,400	Valero Energy Corp.	1,056,132
60,100	Williams Cos., Inc. (The)	1,462,834

		105,216,011

Paper & Forest Products — 0.1%
46,973	International Paper Co.	1,092,122
16,514	MeadWestvaco Corp.	405,584
13,671	Stora Enso OYJ (Finland)	80,018

		1,577,724

Personal Products — 0.1%
47,100	Avon Products, Inc.	923,160
11,900	Estee Lauder Cos., Inc. (The) (Class A Stock)	1,045,296
5,300	Kao Corp. (Japan)	147,628

		2,116,084

Pharmaceuticals — 3.2%
159,800	Abbott Laboratories	8,172,172
31,100	Allergan, Inc.	2,562,018
6,715	AstraZeneca PLC (United Kingdom)	298,009
1,889	Bayer AG (Germany)	104,242
174,170	Bristol-Myers Squibb Co.	5,465,455
104,000	Eli Lilly & Co.(a)	3,844,880
29,900	Forest Laboratories, Inc.(b)	920,621
10,357	GlaxoSmithKline PLC (United Kingdom)	213,718
18,460	Hospira, Inc.(a)(b)	683,020
280,448	Johnson & Johnson	17,867,342
315,133	Merck & Co., Inc.	10,308,001
48,100	Mylan, Inc.(b)	817,700
5,566	Novartis AG (Switzerland)	310,926
1,441	Novo Nordisk A/S (Denmark) (Class B Stock)	143,717
2,435	Orion OYJ (Finland) (Class B Stock)	49,031
806,770	Pfizer, Inc.	14,263,694
1,853	Roche Holding AG (Switzerland)	299,282
4,020	Sanofi (France)	264,422
1,057	Shire PLC (United Kingdom)	32,962
2,700	Takeda Pharmaceutical Co. Ltd. (Japan)	128,056
1,317	Teva Pharmaceutical Industries Ltd. (Israel)	48,795
12,900	Watson Pharmaceuticals, Inc.(b)	880,425

		67,678,488

Professional Services
4,800	Dun & Bradstreet Corp. (The)	294,048
12,700	Equifax, Inc.	390,398
14,200	Robert Half International, Inc.	301,324

		985,770

Real Estate Investment Trusts — 0.9%
13,033	Apartment Investment & Management Co. (Class A Stock)	288,290
9,075	AvalonBay Communities, Inc.(a)	1,035,004
14,900	Boston Properties, Inc.	1,327,590
26,340	Dexus Property Group (Australia)	20,762
30,100	Equity Residential(a)	1,561,287
18,234	GPT Group (Australia)	54,843
43,400	HCP, Inc.(a)	1,521,604
19,400	Health Care REIT, Inc.(a)	907,920
74,882	Host Hotels & Resorts, Inc.(a)	819,209
39,000	Kimco Realty Corp.(a)	586,170
16,340	Mirvac Group (Australia)	17,964
15,700	Plum Creek Timber Co., Inc.(a)	544,947
46,377	ProLogis, Inc.	1,124,642
14,300	Public Storage	1,592,305
29,943	Simon Property Group, Inc.(a)	3,293,131
33,434	Stockland (Australia)	93,063
29,318	Ventas, Inc.(a)	1,448,309
17,725	Vornado Realty Trust(a)	1,322,639
4,062	Westfield Group (Australia)	30,123
52,698	Weyerhaeuser Co.	819,454

		18,409,256

Real Estate Management & Development
28,100	CB Richard Ellis Group, Inc. (Class A Stock)(b)	378,226
2,000	Cheung Kong Holdings Ltd. (Hong Kong)	21,681
300	Daito Trust Construction Co. Ltd. (Japan)	27,504
10,000	Daiwa House Industry Co. Ltd. (Japan)	128,043
15,012	IMMOFINANZ AG (Austria)	42,441
3,000	Kerry Properties Ltd. (Hong Kong)	9,576
10,136	Lend Lease Group (Australia)(c)	68,073
26,000	Tokyu Land Corp. (Japan)	93,450
23,000	UOL Group Ltd. (Singapore)	72,488
20,000	Wheelock & Co. Ltd. (Hong Kong)	59,174

		900,656

Road & Rail — 0.4%
51,918	Asciano Ltd. (Australia)	71,532
15	Central Japan Railway Co. (Japan)	130,902
112,600	CSX Corp.	2,102,242
1,200	East Japan Railway Co. (Japan)	72,752
36,900	Norfolk Southern Corp.	2,251,638
4,900	Ryder System, Inc.	183,799
50,100	Union Pacific Corp.	4,091,667

		8,904,532

Semiconductors & Semiconductor Equipment — 1.2%
55,700	Advanced Micro Devices, Inc.(a)(b)	282,956
33,200	Altera Corp.	1,046,796
32,400	Analog Devices, Inc.(a)	1,012,500
134,600	Applied Materials, Inc.	1,393,110
7,400	ASM Pacific Technology Ltd. (Netherlands)	72,233
48,750	Broadcom Corp. (Class A Stock)	1,622,888
5,500	First Solar, Inc.(a)(b)	347,655
12,173	Infineon Technologies AG (Germany)	89,819
541,400	Intel Corp.	11,548,062
17,100	KLA-Tencor Corp.	654,588
24,400	Linear Technology Corp.	674,660
65,700	LSI Corp.(b)	340,326
21,400	MEMC Electronic Materials, Inc.(b)	112,136
19,400	Microchip Technology, Inc.(a)	603,534
87,900	Micron Technology, Inc.(b)	443,016
8,800	Novellus Systems, Inc.(a)(b)	239,888
61,450	NVIDIA Corp.(a)(b)	768,125
19,800	Teradyne, Inc.(a)(b)	217,998
118,600	Texas Instruments, Inc.	3,160,690

27,100	Xilinx, Inc.	743,624

		25,374,604

Software — 2.0%
51,500	Adobe Systems, Inc.(b)	1,244,755
24,700	Autodesk, Inc.(b)	686,166
19,900	BMC Software, Inc.(b)	767,344
37,064	CA, Inc.	719,412
19,100	Citrix Systems, Inc.(b)	1,041,523
21,200	Compuware Corp.(b)	162,392
33,600	Electronic Arts, Inc.(b)	687,120
29,200	Intuit, Inc.(b)	1,385,248
761,700	Microsoft Corp.	18,958,713
1,535	Nice Systems Ltd. (Israel)(b)	46,195
402,700	Oracle Corp.	11,573,598
18,800	Red Hat, Inc.(b)	794,488
12,900	Salesforce.com, Inc.(b)	1,474,212
709	SAP AG (Germany)	36,076
77,178	Symantec Corp.(b)	1,258,001

		40,835,243

Specialty Retail — 1.0%
8,300	Abercrombie & Fitch Co. (Class A Stock)	510,948
3,874	AutoNation, Inc.(a)(b)	126,990
2,800	AutoZone, Inc.(b)	893,732
25,400	Bed Bath & Beyond, Inc.(b)	1,455,674
32,925	Best Buy Co., Inc.	767,152
24,000	CarMax, Inc.(b)	572,400
13,600	GameStop Corp. (Class A Stock)(a)(b)	314,160
37,900	Gap, Inc. (The)(a)	615,496
162,550	Home Depot, Inc. (The)(a)	5,343,018
144	Inditex SA (Spain)	12,293
18,431	Kingfisher PLC (United Kingdom)	70,774
25,706	Limited Brands, Inc.	989,938
133,000	Lowe’s Cos., Inc.	2,572,220
15,200	O’Reilly Automotive, Inc.(b)	1,012,776
11,900	Ross Stores, Inc.	936,411
74,049	Staples, Inc.	984,852
13,000	Tiffany & Co.	790,660
39,100	TJX Cos., Inc.	2,168,877
11,100	Urban Outfitters, Inc.(a)(b)	247,752
760	Yamada Denki Co. Ltd. (Japan)	52,857

		20,438,980

Textiles, Apparel & Luxury Goods — 0.3%
2,570	Burberry Group PLC (United Kingdom)	46,669
168	Christian Dior SA (France)	18,810
1,680	Cie Financiere Richemont SA (Switzerland)	74,836
30,700	Coach, Inc.	1,591,181
38,700	NIKE, Inc. (Class B Stock)	3,309,237
6,600	Ralph Lauren Corp.	856,020
106	Swatch Group AG (The) (Switzerland)	34,877
950	Swatch Group AG (The) (Switzerland)	56,621
8,900	V.F. Corp.(a)	1,081,528

		7,069,779

Thrifts & Mortgage Finance
49,900	Hudson City Bancorp, Inc.	282,434
36,300	People’s United Financial, Inc.(a)	413,820

		696,254

Tobacco — 1.0%
213,800	Altria Group, Inc.	5,731,978
4,694	British American Tobacco PLC (United Kingdom)	198,206
4,986	Imperial Tobacco Group PLC (United Kingdom)	168,266
14,647	Lorillard, Inc.	1,621,423
182,100	Philip Morris International, Inc.	11,359,398
34,800	Reynolds American, Inc.	1,304,304

		20,383,575

Trading Companies & Distributors — 0.1%
30,100	Fastenal Co.(a)	1,001,728
14,600	ITOCHU Corp. (Japan)	139,515
10,000	Marubeni Corp. (Japan)	55,840
3,400	Mitsubishi Corp. (Japan)	69,223
4,100	Mitsui & Co. Ltd. (Japan)	59,390

7,700	Sumitomo Corp. (Japan)	95,276
300	Toyota Tsusho Corp. (Japan)	5,132
5,900	W.W. Grainger, Inc.(a)	882,286

		2,308,390

Transportation Infrastructure
710	Atlantia SpA (Italy)	10,209
3,000	Kamigumi Co. Ltd. (Japan)	26,778

		36,987

Wireless Telecommunication Services — 0.2%
40,500	American Tower Corp. (Class A Stock)(b)	2,178,900
2	KDDI Corp. (Japan)	13,769
26,000	MetroPCS Communications, Inc.(b)	226,460
956	Millicom International Cellular SA (Luxembourg)(b)	95,267
1,900	Softbank Corp. (Japan)	55,594
322,977	Sprint Nextel Corp.(b)	981,850
134,075	Vodafone Group PLC (United Kingdom)	345,550

		3,897,390

	TOTAL COMMON STOCKS (cost $840,077,605)	1,078,306,484

EXCHANGE TRADED FUND
1,800	iShares MSCI EAFE Index Fund (cost $99,406)	85,950

PREFERRED STOCKS — 0.1%
Automobiles
1,428	Porsche Automobil Holding Se (Germany)	68,017
821	Volkswagen AG (Germany)	108,346

		176,363

Banking — 0.1%
20,000	Citigroup Capital XIII, 7.875% (Capital Security, fixed to floating preferred)(d)	528,200

28,000	JPMorgan Chase Capital XXVI, 8.000% (Capital Security, fixed to floating preferred)(d)	714,280

		1,242,480

Household Products
145	Henkel AG & Co. KGaA (Germany)	7,710

	TOTAL PREFERRED STOCKS (cost $1,449,281)	1,426,553

Units
RIGHTS
Commercial Banks
6,037	Banco Bilbao Vizcaya Argentaria SA (Spain) (cost $0)(b)	890

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#
ASSET-BACKED SECURITIES — 1.3%
Non-Residential Mortgage-Backed Security — 0.9%
Apidos CDO (Cayman Islands), Ser. 2006-4A, Class A1, 144A(d)	Aaa	0.503%	10/27/18	$ 1,000	$ 953,424
ARES CLO Funds (Cayman Islands), Ser. 2011-16A, Class A, 144A(d)	Aaa	1.892%	05/17/21	500	496,120
BA Credit Card Trust, Ser. 2006-C5, Class C5(d)	A3	0.629%	01/15/16	4,159	4,113,048
BlackRock Senior Income Series Corp. (Cayman Islands), Ser. 2005-2A, Class A1, 144A(d)	Aaa	0.562%	05/25/17	1,914	1,857,568
Chatham Light CLO Ltd. (Cayman Islands), Ser. 2005-2A, Class A1, 144A(d)	Aaa	0.507%	08/03/19	495	477,365
Citibank Credit Card Issuance Trust, Ser. 2006-C1, Class C1(d)	Baa2	0.631%	02/20/15	1,500	1,487,313
First CLO Ltd. (Cayman Islands), Ser. 2004-1A1, Class A1, 144A(d)	Aaa	0.602%	07/27/16	77	75,851
Four Corners CLO (Cayman Islands), Ser. 2006-3A, Class A, 144A(d)	Aaa	0.503%	07/22/20	817	768,127

Fuel Trust, Sec’d. Notes, 144A	Baa2	3.984%	06/15/16	430	421,031
Fuel Trust, Sec’d. Notes, 144A	Baa2	4.207%	04/15/16	1,440	1,434,643
Granite Ventures Ltd. (Cayman Islands), Ser. 2005-2A, Class A1, 144A(d)	Aaa	0.509%	12/15/17	1,325	1,290,974
Gulf Stream Compass CLO Ltd. (Cayman Islands), Ser. 2004-1A, Class A, 144A(d)	Aaa	0.609%	07/15/16	124	120,944
Landmark CDO Ltd. (Cayman Islands), Ser. 2006-8A, Class A1, 144A(d)	Aaa	0.490%	10/19/20	1,257	1,191,771
LCM LP (Cayman Islands), Ser. 2005-3A, Class A, 144A(d)	Aaa	0.586%	06/01/17	500	471,250
Mountain Capital CLO Ltd. (Cayman Islands), Ser. 2004-3A, Class A1LA, 144A(d)	Aaa	0.701%	02/15/16	341	332,282
Mountain Capital CLO Ltd. (Cayman Islands), Ser. 2005-4A, Class A1L, 144A(d)	Aaa	0.597%	03/15/18	395	377,945
SVO VOI Mortgage Corp., Ser. 2005-AA, Class A, 144A	Aaa	5.250%	02/20/21	250	257,034
Trimaran CLO Ltd. (Cayman Islands), Ser. 2006-2A, Class A1L, 144A(d)	Aaa	0.504%	11/01/18	2,100	1,985,913

					18,112,603

Residential Mortgage-Backed Security — 0.4%
CDC Mortgage Capital Trust, Ser. 2002-HE3, Class M1(d)	B2	1.885%	03/25/33	545	394,803
CDC Mortgage Capital Trust, Ser. 2003-HE1, Class M2(d)	Ca	3.160%	08/25/33	44	24,774
Countrywide Asset-Backed Certificates, Ser. 2004-1, Class M1(d)	Baa1	0.985%	03/25/34	3,240	2,421,751
Credit-Based Asset Servicing and Securitization LLC, Ser. 2005-CB6, Class A3	B3	5.120%	07/25/35	401	330,138
Equity One ABS, Inc., Ser. 2004-3, Class M1	Baa1	5.700%	07/25/34	868	688,359
Fremont Home Loan Trust, Ser. 2004-2, Class M1(d)	Aa2	1.090%	07/25/34	506	373,850
HSBC Home Equity Loan Trust, Ser. 2005-2, Class M2(d)	Aa1	0.721%	01/20/35	401	347,523
Long Beach Mortgage Loan Trust, Ser. 2004-2, Class M1(d)	B1	0.765%	06/25/34	1,119	799,044
Morgan Stanley ABS Capital I, Ser. 2003-HE1, Class M1(d)	Ba2	1.435%	05/25/33	268	217,198
Morgan Stanley ABS Capital I, Ser. 2004-NC1, Class M1(d)	Baa2	1.285%	12/27/33	1,468	1,155,398
Morgan Stanley Dean Witter Capital I, Ser. 2002-HE1, Class M1(d)	Caa3	1.135%	07/25/32	819	572,940
Morgan Stanley Dean Witter Capital I, Ser. 2002-NC4, Class M1(d)	B2	1.510%	09/25/32	935	758,771
Securitized Asset Backed Receivables LLC, Ser. 2004-OP1, Class M1(d)	Ba3	1.000%	02/25/34	1,461	1,070,499
Securitized Asset Backed Receivables LLC, Ser. 2006-FR3, Class A3(d)	Ca	0.485%	05/25/36	1,400	449,240

					9,604,288

TOTAL ASSET-BACKED SECURITIES (cost $29,991,391)					27,716,891

BANK LOANS(d) — 0.2%
Cable
Insight Midwest Holding LLC	Ba3	1.220%	10/06/13	678	665,211

Foods
Del Monte Foods Co.	Ba3	4.500%	03/08/18	1,027	948,827

Healthcare & Pharmaceutical — 0.1%
HCA, Inc.	Ba3	3.496%	03/31/17	886	833,227
HCA, Inc.	Ba3	3.522%	05/01/18	370	346,528

					1,179,755

Technology — 0.1%
First Data Corp.	B1	2.985%	09/24/14	126	110,198
First Data Corp.	B1	2.985%	09/24/14	93	80,908
First Data Corp.	B1	4.358%	03/24/18	2,055	1,686,536
Flextronics International Ltd. (Singapore)	Ba1	2.473%	10/01/14	415	401,679
Flextronics International Ltd. (Singapore)	Ba1	2.489%	10/01/14	119	115,186

					2,394,507

TOTAL BANK LOANS (cost $5,709,403)					5,188,300

COLLATERALIZED MORTGAGE OBLIGATIONS — 0.4%
Banc of America Alternative Loan Trust, Ser. 2005-12, Class 3CB1	Caa2	6.000%	01/25/36	2,630	1,772,652
Banc of America Mortgage Securities,Inc., Ser. 2005-A, Class 2A1(d)	B2	2.873%	02/25/35	633	530,467
Banc of America Mortgage Securities,Inc., Ser. 2005-B, Class 2A1(d)	Caa1	2.831%	03/25/35	659	521,664

Chase Mortgage Finance Corp., Ser. 2007-A1, Class 1A5(d)	Ba2	2.818%	02/25/37	1,604	1,499,915
Countrywide Alternative Loan Trust, Ser. 2004-18CB, Class 3A1	Ba3	5.250%	09/25/19	921	937,337
JPMorgan Mortgage Trust, Ser. 2007-A1, Class 4A1(d)	B1	2.785%	07/25/35	1,037	913,006
MASTR Alternative Loans Trust, Ser. 2004-4, Class 4A1	Baa1	5.000%	04/25/19	235	241,832
Structured Adjustable Rate Mortgage Loan Trust, Ser. 2004-1, Class 4A3(d)	Baa1	2.488%	02/25/34	705	628,486
Washington Mutual Alternative Mortgage Pass-Through Certificates, Ser. 2005-1, Class 3A	A+(f)	5.000%	03/25/20	601	535,656

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (cost $8,996,004)					7,581,015

COMMERCIAL MORTGAGE-BACKED SECURITIES — 5.0%
Banc of America Commercial Mortgage, Inc., Ser. 2004-2, Class A4	Aaa	4.153%	11/10/38	3,680	3,794,374
Banc of America Commercial Mortgage, Inc., Ser. 2006-4, Class A3A	Aaa	5.600%	07/10/46	2,000	2,039,224
Banc of America Commercial Mortgage, Inc., Ser. 2007-3, Class A2(d)	Aaa	5.801%	06/10/49	3,850	3,901,878
Bear Stearns Commercial Mortgage Securities, Ser. 2006-PW11, Class A4(d)	AAA(f)	5.620%	03/11/39	1,200	1,308,814
Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser. 2006- CD2, Class A4(d)	Aaa	5.526%	01/15/46	1,000	1,059,077
Commercial Mortgage Acceptance Corp., Ser. 1998-C2, Class F, 144A(d)	AA-(f)	5.440%	09/15/30	762	785,935
Commercial Mortgage Pass-Thru Certificates, Ser. 2006-C7, Class A4(d)	AAA(f)	5.943%	06/10/46	4,000	4,362,924
Commercial Mortgage Pass-Thru Certificates, Ser. 2006-C8, Class A2B	Aaa	5.248%	12/10/46	3,501	3,514,374
Credit Suisse First Boston Mortgage Securities Corp., Ser. 2005- C2, Class A4	Aa2	4.832%	04/15/37	900	948,829
Credit Suisse Mortgage Capital Certificates, Ser. 2006-C1, Class A4(d)	AAA(f)	5.595%	02/15/39	4,330	4,633,438
CS First Boston Mortgage Securities Corp., Ser. 2004-C4, Class A4	Aaa	4.283%	10/15/39	145	144,938
CS First Boston Mortgage Securities Corp., Ser. 2005-C5, Class A4(d)	AAA(f)	5.100%	08/15/38	3,000	3,250,659
CW Capital Cobalt Ltd., Ser. 2007-C3, Class A3(d)	AAA(f)	6.011%	05/15/46	2,100	2,226,634
GMAC Commercial Mortgage Securities, Inc., Ser. 2005-C1, Class A5	AAA(f)	4.697%	05/10/43	2,610	2,752,548
Greenwich Capital Commercial Funding Corp., Ser. 2005-GG5, Class A5(d)	Aaa	5.224%	04/10/37	1,400	1,486,263
Greenwich Capital Commercial Funding Corp., Ser. 2007-GG9, Class A2	Aaa	5.381%	03/10/39	3,714	3,736,291
GS Mortgage Securities Corp. II, Ser. 2007-GG10, Class A2(d)	Aaa	5.778%	08/10/45	2,018	2,052,030
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2005-LDP1, Class ASB(d)	Aaa	4.853%	03/15/46	2,290	2,370,115
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2005-LDP2, Class A3	Aaa	4.697%	07/15/42	465	469,702
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2005-LDP2, Class AM	Aa2	4.780%	07/15/42	1,000	997,459
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2005-LDP2, Class ASB	Aaa	4.659%	07/15/42	4,158	4,300,344
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2005-LDP4, Class AM(d)	Aa2	4.999%	10/15/42	1,170	1,177,788
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2006-CB16, Class ASB	Aaa	5.523%	05/12/45	1,955	2,066,717
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2006-LDP6, Class A4(d)	Aaa	5.475%	04/15/43	2,436	2,658,083
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2007-LD11, Class A2(d)	Aaa	5.990%	06/15/49	1,999	2,029,402
JPMorgan Chase Commercial Mortgage Securities Corp. I/O, Ser. 2006-LDP6, Class X2(d)	Aaa	0.054%	04/15/43	101,779	161,015
LB-UBS Commercial Mortgage Trust, Ser. 2004-C6, Class A5(d)	AAA(f)	4.826%	08/15/29	5,000	5,083,995
LB-UBS Commercial Mortgage Trust, Ser. 2005-C3, Class A5	Aaa	4.739%	07/15/30	695	743,895
LB-UBS Commercial Mortgage Trust, Ser. 2005-C7, Class AM(d)	AA(f)	5.263%	11/15/40	1,390	1,401,716
LB-UBS Commercial Mortgage Trust, Ser. 2006-C1, Class A2	AAA(f)	5.084%	02/15/31	3,088	3,108,914
LB-UBS Commercial Mortgage Trust, Ser. 2006-C3, Class A2	Aaa	5.532%	03/15/32	275	274,500

LB-UBS Commercial Mortgage Trust, Ser. 2006-C3, Class A4(d)	Aaa	5.661%	03/15/39	1,630	1,781,108
Merrill Lynch Mortgage Trust, Ser. 2004-KEY2, Class A3	Aaa	4.615%	08/12/39	1,900	1,986,494
Merrill Lynch Mortgage Trust, Ser. 2006-C1, Class A4(d)	AAA(f)	5.855%	05/12/39	3,400	3,754,123
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2006-2, Class A4	Aaa	6.097%	06/12/46	2,210	2,445,641
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2007-5, Class A3	Aaa	5.364%	08/12/48	440	450,133
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2007-6, Class A2	Aaa	5.331%	03/12/51	4,500	4,529,754
Morgan Stanley Capital I, Ser. 2006-HQ8, Class A4(d)	Aaa	5.598%	03/12/44	1,500	1,638,548
Morgan Stanley Capital I, Ser. 2006-IQ11, Class A4(d)	AAA(f)	5.898%	10/15/42	2,600	2,833,415
Morgan Stanley Capital I, Ser. 2006-IQ12, Class A4	AAA(f)	5.332%	12/15/43	4,080	4,404,270
Morgan Stanley Capital I, Ser. 2007-HQ11, Class AAB	Aaa	5.444%	02/12/44	4,400	4,573,188
Morgan Stanley Capital I, Ser. 2007-T27, Class AAB(d)	AAA(f)	5.795%	06/11/42	1,040	1,096,131
Wachovia Bank Commercial Mortgage Trust, Ser. 2006-C23, Class A4(d)	Aaa	5.418%	01/15/45	1,300	1,399,120
Wachovia Bank Commercial Mortgage Trust, Ser. 2006-C25, Class A4(d)	Aaa	5.923%	05/15/43	5,188	5,690,993

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $97,296,647)					105,424,793

CORPORATE BONDS — 10.9%
Aerospace & Defense
L-3 Communications Corp., Gtd. Notes	Baa3	4.750%	07/15/20	475	491,587

Airlines — 0.2%
Continental Airlines, Inc., Pass Through Trust, Pass-thru Certs.,, Pass-thru Certs., Ser. 01A1(e)	Baa2	6.703%	06/15/21	128	130,987
Continental Airlines, Inc., Pass Through Trust, Pass-thru Certs.,, Pass-thru Certs., Ser. 981A	Baa2	6.648%	09/15/17	215	214,956
Continental Airlines, Inc., Pass Through Trust, Pass-thru Certs.,, Pass-thru Certs., Ser. A(a)	Baa2	4.750%	01/12/21	735	705,600
Continental Airlines, Inc., Pass Through Trust, Pass-thru Certs.,, Pass-thru Certs., Ser. A	Baa2	7.250%	11/10/19	690	717,745
Delta Air Lines 2011-1 Class A Pass-Through Trust, Pass-thru Certs., Ser. A(a)	Baa2	5.300%	04/15/19	610	597,800
Delta Air Lines, Inc., Pass Through Trust, Pass-thru Certs.,, Pass-thru Certs., Ser. 071A	Baa1	6.821%	08/10/22	378	381,007
Delta Air Lines, Inc., Pass Through Trust, Pass-thru Certs.,, Pass-thru Certs., Ser. 2A(a)	Baa2	4.950%	05/23/19	685	664,242
Southwest Airlines Co., Sr. Unsec’d. Notes	Baa3	6.500%	03/01/12	965	985,097

					4,397,434

Automotive
Harley-Davidson Funding Corp., Gtd. Notes, 144A, MTN	Baa1	5.750%	12/15/14	495	539,809
Johnson Controls, Inc., Sr. Unsec’d. Notes	Baa1	5.500%	01/15/16	235	263,850

					803,659

Banking — 2.7%
American Express Co., Sr. Unsec’d. Notes	A3	8.125%	05/20/19	2,000	2,524,224
American Express Credit Corp., Sr. Unsec’d. Notes, MTN	A2	2.800%	09/19/16	1,210	1,204,000
Banco Bradesco SA (Brazil), Sub. Notes	A2	8.750%	10/24/13	1,690	1,842,100
Bank of America Corp., Ser. K(d)	Ba3	8.000%	12/29/49	2,100	1,785,315
Bank of America Corp., Sr. Unsec’d. Notes	Baa1	4.500%	04/01/15	185	175,333
Bank of America Corp., Sr. Unsec’d. Notes(g)	Baa1	6.000%	09/01/17	1,330	1,279,597
Bank of America Corp., Sr. Unsec’d. Notes, Ser. 1	Baa1	3.750%	07/12/16	790	718,751
Bank of America Corp., Sr. Unsec’d. Notes, Ser. L, MTN(a)	Baa1	5.650%	05/01/18	105	99,701
Bank of America NA, Sub. Notes	A3	5.300%	03/15/17	850	767,685
Bank of America NA, Sub. Notes	A3	6.000%	10/15/36	805	735,223
Bear Stearns Cos., Inc. (The), Sr. Unsec’d. Notes	Aa3	5.300%	10/30/15	550	593,773
Bear Stearns Cos., Inc. (The), Sr. Unsec’d. Notes	Aa3	6.400%	10/02/17	270	306,558
Bear Stearns Cos., Inc. (The), Sr. Unsec’d. Notes	Aa3	7.250%	02/01/18	1,135	1,337,927
Capital One Bank Corp., Sub. Notes	Baa1	6.500%	06/13/13	10	10,672
Capital One Capital V, Ltd. Gtd. Notes	Baa3	10.250%	08/15/39	555	563,325
Capital One Capital VI, Ltd. Gtd. Notes	Baa3	8.875%	05/15/40	1,130	1,146,647
Citigroup, Inc., Sr. Unsec’d. Notes	A3	5.375%	08/09/20	595	616,430
Citigroup, Inc., Sr. Unsec’d. Notes	A3	6.875%	03/05/38	320	347,432
Citigroup, Inc., Sr. Unsec’d. Notes	A3	8.125%	07/15/39	850	1,018,888
Citigroup, Inc., Sub. Notes	Baa1	5.625%	08/27/12	1,900	1,934,692
Citigroup, Inc., Sub. Notes	Baa1	6.125%	08/25/36	725	613,281
Citigroup, Inc., Unsec’d. Notes	A3	8.500%	05/22/19	1,195	1,443,345
Countrywide Financial Corp., Gtd. Notes, MTN(a)(e)	Baa1	5.800%	06/07/12	1,160	1,163,340

DEPFA ACS Bank (Ireland), Covered Notes, 144A	Aa3	5.125%	03/16/37	1,325	1,012,479
Discover Bank, Sub. Notes	Ba1	7.000%	04/15/20	485	514,074
Discover Bank, Sub. Notes	Ba1	8.700%	11/18/19	900	1,028,291
Goldman Sachs Group, Inc. (The), Sr. Notes	A1	6.250%	02/01/41	220	213,932
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	5.250%	07/27/21	1,115	1,099,964
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	5.450%	11/01/12	580	597,892
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN(a)	A1	6.000%	06/15/20	700	720,066
Goldman Sachs Group, Inc. (The), Sub. Notes	A2	5.625%	01/15/17	765	742,101
Goldman Sachs Group, Inc. (The), Sub. Notes	A2	6.450%	05/01/36	1,770	1,608,505
Goldman Sachs Group, Inc. (The), Sub. Notes	A2	6.750%	10/01/37	113	103,366
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes(a)	Aa2	5.100%	04/05/21	2,690	2,770,027
Huntington BancShares, Inc., Sub. Notes	Baa3	7.000%	12/15/20	150	169,778
JPMorgan Chase & Co., Ser. 1(a)(d)	Baa1	7.900%	04/29/49	2,000	2,060,020
JPMorgan Chase & Co., Sr. Unsec’d. Notes	Aa3	3.150%	07/05/16	1,935	1,922,434
JPMorgan Chase & Co., Sr. Unsec’d. Notes	Aa3	4.250%	10/15/20	2,360	2,365,593
JPMorgan Chase Capital XXVII, Ltd. Gtd. Notes, Ser. AA	A2	7.000%	11/01/39	1,500	1,505,402
Lloyds TSB Bank PLC (United Kingdom), Gtd. Notes., 144A, MTN	Aa3	5.800%	01/13/20	1,770	1,683,010
Morgan Stanley, Sr. Unsec’d. Notes	A2	5.300%	03/01/13	30	30,251
Morgan Stanley, Sr. Unsec’d. Notes, MTN	A2	5.625%	09/23/19	2,110	1,979,330
Morgan Stanley, Sr. Unsec’d. Notes, MTN	A2	5.950%	12/28/17	495	479,994
Morgan Stanley, Sr. Unsec’d. Notes, MTN	A2	6.625%	04/01/18	100	99,206
Morgan Stanley, Sr. Unsec’d. Notes, Ser. G, MTN	A2	5.450%	01/09/17	2,530	2,440,382
MUFG Capital Finance 1 Ltd. (Cayman Islands), Gtd. Notes.(d)	Ba1	6.346%	07/25/49	800	808,024
PNC Funding Corp., Gtd. Notes	A3	2.700%	09/19/16	925	925,079
PNC Funding Corp., Gtd. Notes	A3	6.700%	06/10/19	390	468,211
Royal Bank of Scotland Group PLC (United Kingdom), Sr. Unsec’d. Notes, MTN	A1	6.400%	10/21/19	1,775	1,696,831
Royal Bank of Scotland PLC (The) (United Kingdom), Gtd. Notes, Ser. 2	Aa3	3.400%	08/23/13	95	94,562
Toronto-Dominion Bank (The) (Canada), Covered Notes, 144A(a)	Aaa	1.625%	09/14/16	2,600	2,591,030
USB Capital XIII Trust, Ltd. Gtd. Notes	A2	6.625%	12/15/39	755	758,269
Wells Fargo Capital XIII, Ltd. Gtd. Notes, Ser. G, MTN(a)(d)	Baa3	7.700%	12/29/49	1,000	1,000,000

					55,716,342

Brokerage
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(h)	NR	5.250%	02/06/12	1,850	437,062
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(h)	NR	6.875%	05/02/18	700	170,625

					607,687

Cable — 0.4%
Charter Communications Operating LLC, Sec’d. Notes, 144A	Ba2	8.000%	04/30/12	1,940	1,969,100
Comcast Cable Holdings LLC, Gtd. Notes	Baa1	9.875%	06/15/22	1,440	2,041,355
Comcast Corp., Gtd. Notes	Baa1	6.400%	05/15/38	310	356,861
Comcast Corp., Gtd. Notes	Baa1	6.950%	08/15/37	290	347,633
DIRECTV Holdings LLC, Gtd. Notes	Baa2	3.550%	03/15/15	165	172,081
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., Gtd. Notes	Baa2	3.500%	03/01/16	605	624,254
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., Gtd. Notes	Baa2	4.750%	10/01/14	1,755	1,901,365
DISH DBS Corp., Gtd. Notes	Ba3	6.375%	10/01/11	1,000	1,000,102
Time Warner Cable, Inc., Gtd. Notes	Baa2	7.500%	04/01/14	345	390,234

					8,802,985

Capital Goods — 0.2%
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $459,646; purchased 10/10/07)(e)(i)	Baa1	5.800%	10/15/12	460	479,310
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $1,195,904; purchased 10/10/07)(e)(i)	Baa1	6.375%	10/15/17	1,198	1,388,779
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $386,623; purchased 10/10/07)(e)(i)	Baa1	7.000%	10/15/37	390	454,350
General Electric Co., Sr. Unsec’d. Notes	Aa2	5.250%	12/06/17	320	355,540
Illinois Tool Works, Inc., Sr. Unsec’d. Notes, 144A	A1	4.875%	09/15/41	180	200,410
United Technologies Corp., Sr. Unsec’d. Notes	A2	5.375%	12/15/17	515	597,281
Xylem, Inc., Gtd. Notes, 144A	Baa2	4.875%	10/01/21	1,060	1,089,368

					4,565,038

Chemicals — 0.2%
Dow Chemical Co. (The), Sr. Unsec’d. Notes	Baa3	7.600%	05/15/14	1,600	1,817,235
Dow Chemical Co. (The), Sr. Unsec’d. Notes(a)	Baa3	9.400%	05/15/39	35	54,058
ICI Wilmington, Inc., Gtd. Notes	Baa1	5.625%	12/01/13	780	839,179

PPG Industries, Inc., Sr. Unsec’d. Notes	Baa1	5.500%	11/15/40	135	154,378
Union Carbide Corp., Sr. Unsec’d. Notes	Baa3	7.500%	06/01/25	500	590,951

					3,455,801

Consumer — 0.2%
Fortune Brands, Inc., Sr. Unsec’d. Notes	Baa3	6.375%	06/15/14	708	784,010
Newell Rubbermaid, Inc., Sr. Unsec’d. Notes	Baa3	6.250%	04/15/18	1,600	1,820,956
Sealy Mattress Co., Sr. Sec’d. Notes, 144A	Ba3	10.875%	04/15/16	1,140	1,202,700
VF Corp., Sr. Unsec’d. Notes	A3	3.500%	09/01/21	520	528,623

					4,336,289

Electric — 0.9%
Arizona Public Service Co., Sr. Unsec’d. Notes	Baa2	6.250%	08/01/16	170	196,293
Arizona Public Service Co., Sr. Unsec’d. Notes	Baa2	6.375%	10/15/11	1,250	1,252,732
Baltimore Gas & Electric Co., Sr. Unsec’d. Notes	Baa2	6.350%	10/01/36	530	666,913
CenterPoint Energy Houston Electric LLC, Genl. Ref. Mtge., Ser. J2	A3	5.700%	03/15/13	1,070	1,137,876
CenterPoint Energy Houston Electric LLC, Genl. Ref. Mtge., Ser. K2	A3	6.950%	03/15/33	300	395,456
Consolidated Edison Co. of New York, Inc., Sr. Unsec’d. Notes, Ser. 09-C	A3	5.500%	12/01/39	145	171,912
Consumers Energy Co., First Mtge. Bonds, Ser. D	A3	5.375%	04/15/13	435	462,040
Duke Energy Carolinas LLC, First Mtge. Bonds	A1	6.050%	04/15/38	530	680,900
El Paso Electric Co., Sr. Unsec’d. Notes	Baa2	6.000%	05/15/35	845	974,155
Empresa Nacional de Electricidad SA (Chile), Sr. Unsec’d. Notes	Baa2	8.625%	08/01/15	1,160	1,380,115
ENEL Finance International SA (Luxembourg), Gtd. Notes, 144A	A2	6.000%	10/07/39	1,260	1,062,140
Exelon Corp., Sr. Unsec’d. Notes	Baa1	4.900%	06/15/15	195	211,066
Exelon Generation Co. LLC, Sr. Unsec’d. Notes(a)	A3	6.250%	10/01/39	1,375	1,597,913
Florida Power & Light Co., First Mtge. Bonds	Aa3	5.950%	10/01/33	380	474,850
Georgia Power Co., Sr. Unsec’d. Notes, Ser. B	A3	5.700%	06/01/17	470	551,606
Iberdrola International BV (Netherlands), Gtd. Notes	A3	6.750%	09/15/33	140	151,812
Indiana Michigan Power Co., Sr. Unsec’d. Notes, Ser. INDF .	Baa2	5.050%	11/15/14	575	623,679
MidAmerican Energy Holdings Co., Sr. Unsec’d. Notes	Baa1	5.950%	05/15/37	325	382,413
Nevada Power Co., Genl. Ref. Mtge., Ser. O	Baa2	6.500%	05/15/18	1,210	1,451,926
Niagara Mohawk Power Corp., Sr. Unsec’d. Notes, 144A	A3	4.881%	08/15/19	545	609,094
NSTAR, Sr. Unsec’d. Notes	A2	4.500%	11/15/19	605	664,042
Oncor Electric Delivery Co. LLC, Sr. Sec’d. Notes	Baa1	6.375%	01/15/15	465	531,636
Oncor Electric Delivery Co. LLC, Sr. Sec’d. Notes	Baa1	7.000%	09/01/22	545	686,790
Public Service Co. of New Mexico, Sr. Unsec’d. Notes	Baa3	7.950%	05/15/18	135	154,901
Public Service Electric & Gas Co., Sr. Sec’d. Notes, MTN	A2	5.800%	05/01/37	515	648,114
Southern California Edison Co., Ser. 04-F	A1	4.650%	04/01/15	610	672,931
Xcel Energy, Inc., Sr. Unsec’d. Notes(a)	Baa1	4.800%	09/15/41	480	507,631
Xcel Energy, Inc., Sr. Unsec’d. Notes	Baa1	5.613%	04/01/17	263	296,858

					18,597,794

Energy — Integrated — 0.1%
BP Capital Markets PLC (United Kingdom), Gtd. Notes(a)	A2	4.500%	10/01/20	480	519,902
BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	5.250%	11/07/13	960	1,033,666

					1,553,568

Energy — Other — 0.3%
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	Ba1	6.375%	09/15/17	1,070	1,200,352
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	Ba1	6.450%	09/15/36	305	322,626
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	Ba1	6.950%	06/15/19	225	261,005
Nabors Industries, Inc., Gtd. Notes, 144A	Baa2	4.625%	09/15/21	890	873,720
Occidental Petroleum Corp., Sr. Unsec’d. Notes	A2	3.125%	02/15/22	565	564,839
Pioneer Natural Resources Co., Sr. Unsec’d. Notes(a)	Ba1	6.875%	05/01/18	1,450	1,556,415
Weatherford International Ltd. (Bermuda), Gtd. Notes(a)	Baa2	5.125%	09/15/20	685	697,126
Weatherford International Ltd. (Bermuda), Gtd. Notes	Baa2	6.500%	08/01/36	25	26,202
Woodside Finance Ltd. (Australia), Gtd. Notes, 144A	Baa1	5.000%	11/15/13	1,660	1,762,266

					7,264,551

Foods — 0.4%
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	Baa1	8.000%	11/15/39	1,160	1,724,599
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	Baa1	8.200%	01/15/39	230	347,268
ARAMARK Corp., Gtd. Notes(a)	B3	8.500%	02/01/15	650	658,125
Bunge Ltd. Finance Corp., Gtd. Notes	Baa2	5.350%	04/15/14	1,000	1,055,337
Bunge Ltd. Finance Corp., Gtd. Notes	Baa2	8.500%	06/15/19	860	1,071,520
Cargill, Inc., Sr. Unsec’d. Notes, 144A (original cost $646,913; purchased 11/19/07)(e)(i)	A2	6.000%	11/27/17	650	768,150
Delhaize Group SA (Belgium), Gtd. Notes	Baa3	6.500%	06/15/17	460	537,694
Kroger Co. (The), Gtd. Notes	Baa2	6.750%	04/15/12	215	221,657
Smithfield Foods, Inc., Sr. Sec’d. Notes	Ba2	10.000%	07/15/14	695	788,825

Tyson Foods, Inc., Gtd. Notes(a)	Ba1	6.850%	04/01/16	785	853,688

					8,026,863

Healthcare & Pharmaceutical — 0.1%
AstraZeneca PLC (United Kingdom), Sr. Unsec’d. Notes	A1	6.450%	09/15/37	480	641,314
Genentech, Inc., Sr. Unsec’d. Notes	AA-(f)	4.750%	07/15/15	270	302,962
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	Baa2	5.625%	12/15/15	560	633,834
Merck & Co., Inc., Sr. Unsec’d. Notes	Aa3	5.950%	12/01/28	205	259,571
Watson Pharmaceuticals, Inc., Sr. Unsec’d. Notes	Baa3	6.125%	08/15/19	440	519,485

					2,357,166

Healthcare Insurance — 0.3%
Aetna, Inc., Sr. Unsec’d. Notes	Baa1	6.625%	06/15/36	480	609,166
CIGNA Corp., Sr. Unsec’d. Notes	Baa2	5.875%	03/15/41	540	594,615
CIGNA Corp., Sr. Unsec’d. Notes	Baa2	6.150%	11/15/36	640	749,663
Coventry Health Care, Inc., Sr. Unsec’d. Notes	Baa3	6.125%	01/15/15	1,200	1,328,122
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	A3	6.000%	06/15/17	115	131,777
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	A3	6.500%	06/15/37	400	499,754
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	A3	6.625%	11/15/37	410	518,520
WellPoint, Inc., Sr. Unsec’d. Notes	Baa1	5.000%	12/15/14	1,085	1,189,874

					5,621,491

Insurance — 0.9%
Allied World Assurance Co. Holdings Ltd. (Switzerland), Gtd. Notes	Baa1	5.500%	11/15/20	480	484,144
American International Group, Inc., Sr. Unsec’d. Notes	Baa1	4.250%	05/15/13	655	653,421
American International Group, Inc., Sr. Unsec’d. Notes	Baa1	6.400%	12/15/20	910	927,099
American International Group, Inc., Sr. Unsec’d. Notes	Baa1	8.250%	08/15/18	900	997,602
Axis Specialty Finance LLC, Gtd. Notes	Baa1	5.875%	06/01/20	990	1,015,349
Chubb Corp. (The)(a)(d)	A3	6.375%	03/29/67	1,260	1,220,625
Liberty Mutual Group, Inc., Bonds, 144A	Baa2	7.000%	03/15/34	910	930,745
Lincoln National Corp. Jr. Sub Notes(d)	Ba1	6.050%	04/20/67	250	202,500
Lincoln National Corp., Sr. Unsec’d. Notes	Baa2	6.300%	10/09/37	476	461,225
Lincoln National Corp., Sr. Unsec’d. Notes	Baa2	7.000%	06/15/40	660	680,715
Lincoln National Corp., Sr. Unsec’d. Notes	Baa2	8.750%	07/01/19	505	598,561
MetLife, Inc., Sr. Unsec’d. Notes(a)	A3	5.700%	06/15/35	960	1,026,235
MetLife, Inc., Sr. Unsec’d. Notes	A3	6.375%	06/15/34	85	99,720
MetLife, Inc., Sr. Unsec’d. Notes	A3	6.750%	06/01/16	270	310,534
New York Life Insurance Co., Sub. Notes, 144A(a)	Aa2	6.750%	11/15/39	650	803,538
Northwestern Mutual Life Insurance, Notes, 144A(a)	Aa2	6.063%	03/30/40	350	412,148
Ohio National Financial Services, Inc., Sr. Notes, 144A	Baa1	6.350%	04/01/13	1,000	1,055,108
Ohio National Financial Services, Inc., Sr. Notes, 144A	Baa1	6.375%	04/30/20	640	699,445
Pacific Life Insurance Co., Sub. Notes, 144A	A3	9.250%	06/15/39	870	1,168,290
Progressive Corp. (The)(d)	A2	6.700%	06/15/37	715	709,638
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A	Aa2	6.850%	12/16/39	1,430	1,752,376
Unum Group, Sr. Unsec’d. Notes	Baa3	5.625%	09/15/20	315	346,990
W.R. Berkley Corp., Sr. Unsec’d. Notes	Baa2	5.600%	05/15/15	705	712,331
W.R. Berkley Corp., Sr. Unsec’d. Notes	Baa2	6.150%	08/15/19	575	626,943
XL Group PLC (Ireland), Sr. Unsec’d. Notes	Baa2	5.250%	09/15/14	110	114,532

					18,009,814

Lodging — 0.2%
Host Marriott LP, Gtd. Notes, Ser. O	Ba1	6.375%	03/15/15	750	746,250
Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec’d. Notes	Ba1	6.250%	02/15/13	1,585	1,632,550
Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec’d. Notes(a)	Ba1	6.750%	05/15/18	2,700	2,895,750

					5,274,550

Media & Entertainment — 0.4%
Gannett Co., Inc., Sr. Unsec’d. Notes	Ba2	6.375%	04/01/12	2,500	2,506,250
News America, Inc., Gtd. Notes	Baa1	6.150%	03/01/37	250	267,088
News America, Inc., Gtd. Notes	Baa1	6.150%	02/15/41	475	502,446
News America, Inc., Gtd. Notes	Baa1	6.900%	08/15/39	35	39,860
News America, Inc., Gtd. Notes	Baa1	7.625%	11/30/28	1,265	1,522,909
Time Warner, Inc., Gtd. Notes	Baa2	6.200%	03/15/40	175	193,045
Time Warner, Inc., Gtd. Notes	Baa2	6.250%	03/29/41	495	564,742
Time Warner, Inc., Gtd. Notes	Baa2	7.250%	10/15/17	745	892,140
Time Warner, Inc., Gtd. Notes	Baa2	7.625%	04/15/31	155	193,478
Time Warner, Inc., Gtd. Notes	Baa2	9.150%	02/01/23	625	857,094
Viacom, Inc., Sr. Unsec’d. Notes	Baa1	6.750%	10/05/37	420	495,430

					8,034,482

Metals — 0.3%
Alcoa, Inc., Sr. Unsec’d. Notes	Baa3	5.400%	04/15/21	30	29,071

ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes(a)	Baa3	6.125%	06/01/18	1,055	1,018,467
Newmont Mining Corp., Gtd. Notes	Baa1	6.250%	10/01/39	125	141,229
Rio Tinto Alcan, Inc. (Canada), Sr. Unsec’d. Notes	A-(f)	4.500%	05/15/13	255	266,903
Southern Copper Corp., Sr. Unsec’d. Notes	Baa2	7.500%	07/27/35	120	129,822
Steel Dynamics, Inc., Gtd. Notes	Ba2	7.375%	11/01/12	900	920,250
United States Steel Corp., Sr. Unsec’d. Notes	Ba2	5.650%	06/01/13	2,540	2,552,700
Vale Overseas Ltd. (Cayman Islands), Gtd. Notes	Baa2	6.875%	11/10/39	745	800,875

					5,859,317

Non-Captive Finance — 0.6%
CIT Group, Inc., Sec’d. Notes, 144A	B2	7.000%	05/04/15	250	248,125
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN(a)	Aa2	5.875%	01/14/38	970	994,218
General Electric Capital Corp., Sr. Unsec’d. Notes, Ser. G, MTN(j)	Aa2	6.000%	08/07/19	3,010	3,388,188
General Electric Capital Corp., Sr. Unsec’d. Notes, Ser. G, MTN	Aa2	6.875%	01/10/39	730	837,851
International Lease Finance Corp., Sr. Unsec’d. Notes(a)	B1	5.750%	05/15/16	230	204,427
International Lease Finance Corp., Sr. Unsec’d. Notes, MTN	B1	6.375%	03/25/13	1,750	1,701,875
SLM Corp., Sr. Notes, MTN	Ba1	6.250%	01/25/16	365	358,260
SLM Corp., Sr. Unsec’d. Notes, MTN(a)	Ba1	8.000%	03/25/20	1,000	987,197
SLM Corp., Sr. Unsec’d. Notes, MTN(a)	Ba1	8.450%	06/15/18	2,825	2,938,475

					11,658,616

Packaging
Sealed Air Corp., Sr. Unsec’d. Notes, 144A	B1	6.875%	07/15/33	450	391,155

Paper — 0.1%
Georgia-Pacific LLC, Gtd. Notes, 144A (original cost $273,386; purchased 10/27/10)(e)(i)	Baa3	5.400%	11/01/20	275	279,762
International Paper Co., Sr. Unsec’d. Notes	Baa3	7.950%	06/15/18	615	710,342
Rock-Tenn Co., Gtd. Notes	Ba2	9.250%	03/15/16	1,530	1,629,450

					2,619,554

Pipelines & Other — 0.3%
Energy Transfer Partners LP, Sr. Unsec’d. Notes(a)	Baa3	4.650%	06/01/21	1,305	1,238,773
NiSource Finance Corp., Gtd. Notes	Baa3	5.450%	09/15/20	500	542,386
ONEOK Partners LP, Gtd. Notes	Baa2	6.650%	10/01/36	130	151,155
Sempra Energy, Sr. Unsec’d. Notes	Baa1	6.000%	02/01/13	80	84,744
Spectra Energy Capital LLC, Gtd. Notes	Baa2	6.200%	04/15/18	3,310	3,739,284
Spectra Energy Capital LLC, Gtd. Notes	Baa2	6.250%	02/15/13	205	216,709

					5,973,051

Railroads — 0.1%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	A3	6.700%	08/01/28	735	940,824
CSX Corp., Sr. Unsec’d. Notes	Baa3	6.150%	05/01/37	690	848,607
Norfolk Southern Corp., Sr. Unsec’d. Notes	Baa1	5.590%	05/17/25	630	725,178
Norfolk Southern Corp., Sr. Unsec’d. Notes	Baa1	7.800%	05/15/27	24	34,094

					2,548,703

Real Estate Investment Trusts — 0.3%
Brandywine Operating Partnership LP, Gtd. Notes	Baa3	5.750%	04/01/12	391	396,457
HCP, Inc., Sr. Unsec’d. Notes(a)	Baa2	2.700%	02/01/14	670	660,065
Mack-Cali Realty LP, Sr. Unsec’d. Notes	Baa2	7.750%	08/15/19	685	812,122
Post Apartment Homes LP, Sr. Unsec’d. Notes	Baa3	5.450%	06/01/12	545	554,987
Post Apartment Homes LP, Sr. Unsec’d. Notes	Baa3	6.300%	06/01/13	650	689,853
ProLogis LP, Gtd. Notes	Baa2	6.875%	03/15/20	68	70,943
Simon Property Group LP, Sr. Unsec’d. Notes	A3	6.125%	05/30/18	2,700	3,035,761

					6,220,188

Retailers — 0.2%
CVS Caremark Corp., Sr. Unsec’d. Notes(a)	Baa2	6.125%	09/15/39	335	393,094
GameStop Corp./GameStop, Inc., Gtd. Notes	Ba1	8.000%	10/01/12	557	557,696
Lowe’s Cos., Inc., Sr. Unsec’d. Notes	A1	6.500%	03/15/29	345	441,707
Macy’s Retail Holdings, Inc., Gtd. Notes	Ba1	5.350%	03/15/12	330	335,078
Macy’s Retail Holdings, Inc., Gtd. Notes(a)	Ba1	5.875%	01/15/13	2,000	2,085,466
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes	B2	9.250%	11/15/14	350	357,000
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes(a)	Aa2	5.625%	04/15/41	650	800,802

					4,970,843

Technology — 0.3%
Arrow Electronics, Inc., Sr. Unsec’d. Notes	Baa3	3.375%	11/01/15	370	366,203
Fiserv, Inc., Gtd. Notes	Baa2	3.125%	06/15/16	330	333,981
Intuit, Inc., Sr. Unsec’d. Notes	Baa1	5.400%	03/15/12	575	585,451
Motorola Solutions, Inc., Sr. Unsec’d. Notes	Baa2	8.000%	11/01/11	48	48,264
Seagate Technology HDD Holdings (Cayman Islands), Gtd. Notes(a)	Ba1	6.375%	10/01/11	985	985,091

Seagate Technology International (Cayman Islands), Sec’d. Notes, 144A	Baa3	10.000%	05/01/14	1,225	1,372,000
Xerox Corp., Sr. Unsec’d. Notes	Baa2	4.250%	02/15/15	2,650	2,803,112

					6,494,102

Telecommunications — 0.9%
America Movil SAB de CV (Mexico), Gtd. Notes	A2	5.000%	03/30/20	259	273,504
America Movil SAB de CV (Mexico), Gtd. Notes	A2	6.125%	03/30/40	560	582,400
AT&T Corp., Gtd. Notes	A2	8.000%	11/15/31	18	25,114
AT&T, Inc., Sr. Unsec’d. Notes	A2	5.350%	09/01/40	323	337,633
AT&T, Inc., Sr. Unsec’d. Notes	A2	5.550%	08/15/41	1,195	1,286,558
AT&T, Inc., Sr. Unsec’d. Notes	A2	6.550%	02/15/39	1,115	1,320,474
British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes	Baa2	9.875%	12/15/30	350	506,360
Cellco Partnership/Verizon Wireless Capital LLC, Sr. Unsec’d. Notes	A2	8.500%	11/15/18	2,400	3,198,098
Embarq Corp., Sr. Unsec’d. Notes (original cost $367,380; purchased 05/12/06)(e)(i)	Baa3	7.082%	06/01/16	325	336,428
Embarq Corp., Sr. Unsec’d. Notes (original cost $1,667,844; purchased 05/12/06- 04/10/07)(e)(i)	Baa3	7.995%	06/01/36	1,645	1,543,494
New Cingular Wireless Services, Inc., Gtd. Notes	A2	8.125%	05/01/12	800	832,286
PCCW HKT Capital Ltd. (Virgin Islands (US)), Gtd. Notes, 144A	Baa2	8.000%	11/15/11	2,275	2,286,367
Qwest Corp., Sr. Unsec’d. Notes	Baa3	8.875%	03/15/12	2,000	2,067,500
Telecom Italia Capital SA (Luxembourg), Gtd. Notes	Baa2	5.250%	11/15/13	170	166,171
Telecom Italia Capital SA (Luxembourg), Gtd. Notes	Baa2	7.175%	06/18/19	440	441,143
Telecom Italia Capital SA (Luxembourg), Gtd. Notes	Baa2	7.200%	07/18/36	1,260	1,151,813
Telefonica Emisiones SAU (Spain), Gtd. Notes	Baa1	5.877%	07/15/19	325	318,994
Telefonica Emisiones SAU (Spain), Gtd. Notes	Baa1	7.045%	06/20/36	210	209,847
US Cellular Corp., Sr. Unsec’d. Notes	Baa2	6.700%	12/15/33	255	256,435
Verizon Communications, Inc., Sr. Unsec’d. Notes	A3	6.400%	02/15/38	55	67,415
Windstream Corp., Gtd. Notes	Ba3	8.125%	08/01/13	700	736,750

					17,944,784

Tobacco — 0.3%
Altria Group, Inc., Gtd. Notes	Baa1	9.700%	11/10/18	3,040	4,028,581
Altria Group, Inc., Gtd. Notes	Baa1	9.950%	11/10/38	130	185,261
Altria Group, Inc., Gtd. Notes	Baa1	10.200%	02/06/39	850	1,232,021
Lorillard Tobacco Co., Gtd. Notes(a)	Baa2	8.125%	06/23/19	290	339,737
Reynolds American, Inc., Gtd. Notes	Baa3	7.250%	06/15/37	285	319,995

					6,105,595

TOTAL CORPORATE BONDS (cost $218,303,931)					228,703,009

FOREIGN AGENCIES — 1.0%
Commonwealth Bank of Australia (Australia), 144A	Aaa	2.700%	11/25/14	7,220	7,583,383
Export-Import Bank of Korea (South Korea)	A1	4.000%	01/29/21	460	425,171
Export-Import Bank of Korea (South Korea) Sr. Unsec’d. Notes(a)	A1	5.125%	06/29/20	365	370,051
Kommunalbanken AS (Norway), Ser. Sr. Unsec’d. Notes, 144A	Aaa	1.000%	06/16/14	7,670	7,714,064
Korea Hydro & Nuclear Power Co. Ltd. (South Korea), Sr. Unsec’d. Notes, 144A	A1	6.250%	06/17/14	800	863,579
Kreditanstalt Fuer Wiederaufbau (Germany)	Aaa	2.375%	08/25/21	730	726,608
Pemex Project Funding Master Trust, Gtd. Notes	Baa1	8.625%	12/01/23	350	439,250
RSHB Capital SA For OJSC Russian Agricultural Bank (Luxembourg), Sr. Sec’d. Notes, 144A	Baa1	6.299%	05/15/17	2,100	2,068,500

TOTAL FOREIGN AGENCIES (cost $19,734,759)					20,190,606

MORTGAGE-BACKED SECURITIES — 13.2%
Federal Home Loan Mortgage Corp.(d)		2.386%	06/01/36	686	721,814
Federal Home Loan Mortgage Corp		3.500%	TBA 15 YR	1,000	1,041,875
Federal Home Loan Mortgage Corp		4.000%	06/01/26 - 12/01/40	4,941	5,219,780
Federal Home Loan Mortgage Corp		4.000%	TBA 15 YR	3,000	3,154,687
Federal Home Loan Mortgage Corp		4.000%	TBA 30 YR	2,500	2,608,203
Federal Home Loan Mortgage Corp		4.500%	02/01/19 - 10/01/39	14,846	15,757,353
Federal Home Loan Mortgage Corp		4.500%	TBA 30 YR	15,000	15,864,843

Federal Home Loan Mortgage Corp		5.000%	07/01/18 - 05/01/34	6,377	6,907,271
Federal Home Loan Mortgage Corp		5.000%	TBA 30 YR	8,000	8,577,500
Federal Home Loan Mortgage Corp.(d)		5.227%	12/01/35	1,326	1,419,023
Federal Home Loan Mortgage Corp		5.500%	12/01/33 - 05/01/38	5,802	6,315,730
Federal Home Loan Mortgage Corp		5.500%	TBA 30 YR	8,500	9,177,343
Federal Home Loan Mortgage Corp		6.000%	03/01/32 - 12/01/33	1,561	1,738,764
Federal Home Loan Mortgage Corp		6.000%	TBA 30 YR	3,000	3,281,250
Federal Home Loan Mortgage Corp		6.500%	12/01/14 - 09/01/16	118	124,168
Federal Home Loan Mortgage Corp		7.000%	05/01/31 - 10/01/32	747	863,510
Federal National Mortgage Association(d)		2.016%	07/01/33	624	646,940
Federal National Mortgage Association		3.000%	TBA 15 YR	2,500	2,565,625
Federal National Mortgage Association		3.500%	06/01/39	1,929	1,983,896
Federal National Mortgage Association		3.500%	TBA 15 YR	8,000	8,352,500
Federal National Mortgage Association		4.000%	TBA 30 YR	28,500	29,871,563
Federal National Mortgage Association		4.000%	TBA 30 YR	5,000	5,225,000
Federal National Mortgage Association		4.500%	11/01/18 - 03/01/41	20,764	22,210,349
Federal National Mortgage Association		5.000%	10/01/18 - 05/01/36	9,679	10,455,219
Federal National Mortgage Association		5.500%	03/01/16 - 04/01/37	21,044	23,029,447
Federal National Mortgage Association(d)		5.581%	06/01/37	212	226,098
Federal National Mortgage Association(d)		5.587%	07/01/37	861	917,404
Federal National Mortgage Association		6.000%	04/01/13 - 06/01/38	17,171	19,027,756
Federal National Mortgage Association		6.000%	TBA 30 YR	1,000	1,095,000
Federal National Mortgage Association		6.500%	07/01/17 - 01/01/37	6,495	7,264,913
Federal National Mortgage Association		7.000%	02/01/32 - 07/01/32	498	573,155
Federal National Mortgage Association		7.500%	05/01/12 - 05/01/32	166	191,237
Government National Mortgage Association		4.000%	05/20/41	1,983	2,124,246
Government National Mortgage Association		4.000%	TBA 30 YR	3,000	3,208,594
Government National Mortgage Association		4.000%	TBA 30 YR	5,500	5,881,562
Government National Mortgage Association		4.500%	07/20/40 - 01/20/41	8,754	9,504,088
Government National Mortgage Association		4.500%	TBA 30 YR	9,000	9,727,028
Government National Mortgage Association		4.500%	TBA 30 YR	4,500	4,877,578
Government National Mortgage Association		4.500%	TBA 30 YR	500	541,719
Government National Mortgage Association		5.000%	TBA 30 YR	6,000	6,588,750
Government National Mortgage Association		5.000%	TBA 30 YR	4,500	4,931,720
Government National Mortgage Association		5.500%	08/15/33 - 04/15/36	5,603	6,226,735
Government National Mortgage Association		6.000%	11/15/23 - 07/15/34	1,819	2,038,819
Government National Mortgage Association		6.500%	10/15/23 - 09/15/36	3,484	3,992,783
Government National Mortgage Association		8.000%	01/15/24 - 07/15/24	48	56,936

TOTAL MORTGAGE-BACKED SECURITIES (cost $265,689,102)					276,109,774

MUNICIPAL BONDS — 0.6%
Bay Area Toll Authority, Revenue Bonds, BABs	Aa3	6.263%	04/01/49	1,305	1,686,647
Chicago O’Hare International Airport, Revenue Bonds, BABs	A1	6.395%	01/01/40	970	1,171,799
Metropolitan Government of Nashville & Davidson County
Convention Center Authority, Revenue Bonds, BABs	Aa2	6.731%	07/01/43	945	1,107,209
New Jersey State Turnpike Authority, Revenue Bonds, Ser. F, BABs	A3	7.414%	01/01/40	1,000	1,421,920
New York City Transitional Finance Authority, Revenue Bonds, BABs	Aa1	5.767%	08/01/36	1,100	1,294,425
Ohio State University (The), Revenue Bonds, BABs	Aa1	4.910%	06/01/40	415	473,955
Ohio State Water Development Authority, Revenue Bonds, BABs	Aaa	4.879%	12/01/34	275	302,049

Oregon State Department of Transportation, Revenue Bonds, Ser. A, BABs	Aa2	5.834%	11/15/34	425	528,539
Pennsylvania Turnpike Commission, Revenue Bonds, Ser. B, BABs	Aa3	5.511%	12/01/45	505	582,866
Regional Transportation District, Revenue Bonds, Ser. 2010B, BABs	Aa2	5.844%	11/01/50	625	808,281
State of California, General Obligation Unlimited, BABs	A1	7.300%	10/01/39	1,250	1,506,087
State of California, General Obligation Unlimited, BABs	A1	7.500%	04/01/34	350	418,772
State of California, General Obligation Unlimited, BABs	A1	7.550%	04/01/39	245	303,185
State of California, General Obligation Unlimited, BABs	A1	7.625%	03/01/40	205	256,449
Texas State Transportation Commission, Revenue Bonds, Ser. B, BABs	Aaa	5.028%	04/01/26	305	365,356

TOTAL MUNICIPAL BONDS (cost $10,073,169)					12,227,539

SOVEREIGN
Qatar Government International Bond (Qatar), Sr. Unsec’d. Notes, 144A (cost $429,075)	Aa2	6.400%	01/20/40	430	523,525

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.2%
Federal Home Loan Banks		5.500%	07/15/36	950	1,226,194
Federal Home Loan Mortgage Corp.		5.125%	11/17/17	420	505,393
Resolution Funding Corp. Interest Strip, Bonds(k)		1.810%	04/15/18	2,645	2,361,054
Tennessee Valley Authority		5.880%	04/01/36	85	117,049

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $3,670,758)					4,209,690

U.S. GOVERNMENT TREASURY OBLIGATIONS — 6.3%
U.S. Treasury Bonds		3.500%	02/15/39	3,155	3,507,966
U.S. Treasury Bonds		3.750%	08/15/41	295	343,445
U.S. Treasury Bonds(j)		4.250%	11/15/40	175	221,293
U.S. Treasury Bonds		4.375%	05/15/40	3,605	4,640,320
U.S. Treasury Bonds		4.375%	05/15/41	4,835	6,246,240
U.S. Treasury Inflation Indexed Note		1.375%	01/15/20	9,011	10,030,653
U.S. Treasury Notes(a)		1.000%	08/31/16	3,741	3,750,353
U.S. Treasury Notes		1.000%	09/30/16	11,780	11,797,434
U.S. Treasury Note(a)		2.125%	08/15/21	27	27,477
U.S. Treasury Notes		1.875%	09/30/17	5,650	5,865,847
U.S. Treasury Notes		1.875%	10/31/17	23,100	23,968,052
U.S. Treasury Notes		4.500%	05/15/17	7,070	8,381,817
U.S. Treasury Strips Coupon(l)		2.580%	05/15/24	16,380	11,853,616
U.S. Treasury Strips Coupon(l)		2.610%	08/15/24	11,695	8,372,942
U.S. Treasury Strips Coupon(l)		2.620%	11/15/24	4,145	2,938,088
U.S. Treasury Strips Coupon(l)		2.880%	11/15/23	12,715	9,389,481
U.S. Treasury Strips Coupon(l)		2.930%	02/15/24	10,000	7,309,890
U.S. Treasury Strips Coupon(l)		3.190%	05/15/25	6,000	4,164,384
U.S. Treasury Strips Coupon(l)		3.550%	05/15/27	2,280	1,459,038
U.S. Treasury Strips Coupon(l)		4.340%	08/15/33	8,260	4,206,388
U.S. Treasury Strips Principal(k)		0.480%	11/15/14	2,150	2,117,752

TOTAL U.S. GOVERNMENT TREASURY OBLIGATIONS (cost $116,870,964)					130,592,476

TOTAL LONG-TERM INVESTMENTS (cost $1,618,391,495)					1,898,287,495

SHORT-TERM INVESTMENTS — 26.0%
U.S. GOVERNMENT TREASURY OBLIGATIONS — 0.2%
U.S. Treasury Bill(m)		0.040%	12/15/11	1,600,000	1,599,952
U.S. Treasury Bill(l)		0.065%	06/28/12	2,000,000	1,998,700

TOTAL U.S. GOVERNMENT TREASURY OBLIGATIONS (cost $3,598,888)					3,598,652

				Shares
AFFILIATED MUTUAL FUNDS — 25.8%
Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund (cost $124,602,689)(n)				12,854,224	114,016,965
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $424,221,348; includes $233,089,229 of cash collateral received for securities on loan)(n)(o)				424,221,348	424,221,348

TOTAL AFFILIATED MUTUAL FUNDS (cost $548,824,037)				538,238,313

TOTAL SHORT-TERM INVESTMENTS (cost $552,422,925)				541,836,965

TOTAL INVESTMENTS, BEFORE SECURITY SOLD SHORT — 116.9% (cost $2,170,814,420)				2,440,124,460

			Principal Amount (000)#
SECURITY SOLD SHORT — (0.1)%
Mortgage-Backed Security
Federal National Mortgage Assoc. (proceeds $2,180,937)	5.500%	TBA 30 Year	$ (2,000)	(2,170,312)

TOTAL INVESTMENTS, NET OF SECURITY SOLD SHORT — 116.8% (cost $2,168,633,483)				2,437,954,148
LIABILITIES IN EXCESS OF OTHER ASSETS(p) — (16.8)%				(350,511,068)

NET ASSETS — 100.0%				$2,087,443,080

The following abbreviations are used in portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
BABs	Build America Bonds
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
I/O	Interest Only
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
NR	Not Rated by Moody’s or Standard & Poor’s
TBA	To Be Announced

#	Principal amount shown in U.S. dollars unless otherwise stated.
†	The ratings reflected are as of September 30, 2011. Ratings of certain bonds may have changed subsequent to that date.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $222,486,548; cash collateral of $233,089,229 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Non-income producing security.
(c)	Stapled Security — A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(d)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2011.
(e)	Indicates a security that has been deemed illiquid.
(f)	Standard & Poor’s Rating.
(g)	Represents security, or a portion thereof, segregated as collateral for swap agreements.
(h)	Represents issuer in default on interest payments and/or principal repayment; non-income producing security.
(i)	Indicates a restricted security; the aggregate original cost of such securities is $4,997,696. The aggregate value of $5,250,273 is approximately 0.3% of net assets.
(j)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(k)	Represents zero coupon bond. Rate shown reflects the effective yield at September 30, 2011.
(l)	Rate shown reflects the effective yield at September 30, 2011.
(m)	Rate quoted represents yield-to-maturity as of purchase date.
(n)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund and the Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund.
(o)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(p)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Open futures contracts outstanding at September 30, 2011:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2011	Unrealized Appreciation/ (Depreciation)
	Long Positions:
297	2 Year U.S. Treasury Notes	Dec. 2011	$65,485,506	$65,400,328	$(85,178)
460	5 Year U.S. Treasury Notes	Dec. 2011	56,296,655	56,342,813	46,158
401	S&P 500 E-mini	Dec. 2011	23,878,144	22,576,300	(1,301,844)
82	S&P 500 Index	Dec. 2011	23,787,834	23,083,000	(704,834)
21	U.S. Ultra Bond	Dec. 2011	3,285,213	3,331,125	45,912

					(1,999,786)

	Short Positions:
78	10 Year U.S. Treasury Notes	Dec. 2011	10,189,170	10,147,313	41,857
180	U.S. Long Bond	Dec. 2011	24,659,970	25,672,500	(1,012,530)

					(970,673)

					$(2,970,459)

Interest rate swap agreements outstanding at September 30, 2011:

Counterparty	Termination Date	Notional Amount (000)#	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Bank of America NA(2)	06/09/14	$7,670	1.031%	3 month LIBOR	$(96,449)	$—	$(96,449)
Citibank, NA(1)	07/20/21	5,155	3.035%	3 month LIBOR	473,179	—	473,179
Deutsche Bank AG(2)	09/14/16	2,860	1.206%	3 month LIBOR	3,540	—	3,540

					$380,270	$—	$380,270

(1)	Portfolio pays the floating rate and receives the fixed rate.
(2)	Portfolio pays the fixed rate and receives the floating rate.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

Credit default swap agreements outstanding at September 30, 2011:

Counterparty	Termination Date	Notional Amount (000)#(2)	Fixed Rate	Reference Entity/Obligation	Fair Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Credit Default Swaps on Corporate Issues-Buy Protection(1):
Barclays Bank PLC	09/20/12	$2,800	0.595%	Fortune Brands, Inc.	$(10,614)	$—	$(10,614)
Deutsche Bank AG	03/20/12	2,000	5.000%	Gannett Co., Inc.	(29,205)	(10,302)	(18,903)
Deutsche Bank AG	12/20/12	2,000	1.000%	Macy’s Retail Holdings, Inc.	(10,363)	30,644	(41,007)
Deutsche Bank AG	06/20/18	2,800	1.150%	Spectra Energy Capital LLC	27,659	—	27,659
Deutsche Bank AG	03/20/14	1,585	7.050%	Starwood Hotels & Resorts Worldwide, Inc.	(198,583)	—	(198,583)
Deutsche Bank AG	06/20/13	2,000	1.000%	United States Steel Corp.	130,772	56,404	74,368
JPMorgan Chase Bank	06/20/14	1,110	0.650%	Bunge Ltd. Finance Corp.	14,448	—	14,448
Merrill Lynch Capital Services, Inc.	06/20/18	1,800	3.050%	SLM Corp.	281,155	—	281,155
Merrill Lynch Capital Services, Inc.	06/20/18	2,700	1.450%	Starwood Hotels & Resorts Worldwide, Inc.	246,844	—	246,844
Morgan Stanley Capital Services, Inc.	03/20/12	500	5.000%	Gannett Co., Inc.	(7,301)	(3,724)	(3,577)
Morgan Stanley Capital Services, Inc.	06/20/18	1,600	1.000%	Newell Rubbermaid, Inc.	109,585	—	109,585
Morgan Stanley Capital Services, Inc.	06/20/18	2,700	0.970%	Simon Property Group LP	224,500	—	224,500

					$778,897	$73,022	$705,875

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of September 30, 2011 categorized by risk exposure:

Derivative Fair Value at 09/30/2011
Credit contracts	$705,875
Equity contracts	(2,005,788)
Interest rate contracts	(583,511)

Total	$(1,883,424)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$1,057,564,360	$20,742,124	$—
Exchange Traded Fund	85,950	—	—
Preferred Stocks	1,242,480	184,073	—
Rights	890	—	—
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	—	17,309,071	803,532
Residential Mortgage-Backed Securities	—	9,604,288	—
Bank Loans	—	5,188,300	—
Collateralized Mortgage Obligations	—	7,581,015	—
Commercial Mortgage-Backed Securities	—	105,424,793	—
Corporate Bonds	—	228,703,009	—
Foreign Agencies	—	20,190,606	—
Mortgage-Backed Securities	—	276,109,774	—
Municipal Bonds	—	12,227,539	—
Sovereign	—	523,525	—
U.S. Government Agency Obligations	—	4,209,690	—
U.S. Government Treasury Obligations	—	134,191,128	—
Affiliated Mutual Funds	538,238,313	—	—
Security Sold Short	—	(2,170,312)	—
Other Financial Instruments*
Futures Contracts	(2,970,459)	—	—
Interest Rate Swaps	—	380,270	—
Credit Default Swaps	—	705,875	—

Total	$1,594,161,534	$841,104,768	$803,532

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Diversified Bond Portfolio

Schedule of Investments

as of September 30, 2011 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 93.6%
ASSET-BACKED SECURITIES — 12.6%
Non-Residential Mortgage-Backed Securities — 8.4%
Apidos CDO (Cayman Islands), 144A
Ser. 2006-4A, Class A1(a)	Aaa	0.503%	10/27/18	$ 2,000	$ 1,906,848
Ser. 2011-8A, Class A1(a)	Aaa	2.094%	10/17/21	4,000	3,948,120
ARES CLO Funds (Cayman Islands), 144A
Ser. 2004-8A, Class A1A(a)	Aaa	0.744%	02/26/16	684	671,733
Ser. 2005-10A, Class A2(a)	Aaa	0.590%	09/18/17	734	712,569
Ser. 2005-10A, Class A3(a)	Aaa	0.590%	09/18/17	624	606,012
BA Credit Card Trust, Ser. 2006-C5, Class C5(a)	A3	0.629%	01/15/16	5,750	5,686,469
Ballyrock CDO Ltd. (Cayman Islands), Ser. 2005-3A, Class A2, 144A(a)	Aaa	0.483%	07/25/17	1,486	1,386,870
Bank One Issuance Trust, Ser. 2004-C2, Class C2(a)	Baa2	1.029%	02/15/17	2,100	2,073,357
Black Diamond CLO Ltd. (Cayman Islands), Ser. 2005-1A, Class A1, 144A(a)	Aaa	0.621%	06/20/17	5,724	5,451,944
BlackRock Senior Income Series Corp. (Cayman Islands), Ser. 2005-2A, Class A1, 144A(a)	Aaa	0.562%	05/25/17	957	928,784
Chatham Light CLO Ltd. (Cayman Islands), Ser. 2005-2A, Class A1, 144A(a)	Aaa	0.507%	08/03/19	4,946	4,773,649
Citibank Credit Card Issuance Trust
Ser. 2003-C4, Class C4	Baa2	5.000%	06/10/15	6,500	6,856,665
Ser. 2005-C2, Class C2(a)	Baa2	0.705%	03/24/17	2,320	2,263,294
Ser. 2005-C3, Class C3(a)	Baa2	0.639%	07/15/14	5,280	5,261,226
Ser. 2006-C1, Class C1(a)	Baa2	0.631%	02/20/15	6,320	6,266,544
COA Tempus CLO Ltd., Ser. 2010-1A, Class A1, 144A(a)(b)	Aaa	2.151%	04/20/19	2,000	2,013,920
Eaton Vance CDO IV Ltd. (Cayman Islands), Ser. 2007-9A, Class A1A, 144A(a)(b)	Aaa	0.461%	04/20/19	1,900	1,818,190
First CLO Ltd. (Cayman Islands), Ser. 2004-1A1, Class A1, 144A(a)	Aaa	0.602%	07/27/16	307	303,405
Four Corners CLO (Cayman Islands), 144A
Ser. 2005-1A, Class A3(a)	Aaa	0.658%	03/26/17	1,810	1,668,091
Ser. 2006-3A, Class A(a)	Aaa	0.503%	07/22/20	2,042	1,920,318
Fuel Trust, 144A
Sec’d. Notes	Baa2	3.984%	06/15/16	1,050	1,028,099
Sec’d. Notes	Baa2	4.207%	04/15/16	3,925	3,910,399
GE Business Loan Trust, Ser. 2006-1A, Class D, 144A(a)	Baa3	1.229%	05/15/34	257	88,681
GE Corporate Aircraft Financing LLC, Ser. 2005-1A, Class B, 144A(a)	A3	0.885%	08/26/19	1,488	1,384,245
Granite Ventures Ltd. (Cayman Islands), Ser. 2005-2A, Class A1, 144A(a)	Aaa	0.509%	12/15/17	1,739	1,694,404
Gulf Stream Compass CLO Ltd. (Cayman Islands), Ser. 2004-1A, Class A, 144A(a)	Aaa	0.609%	07/15/16	866	846,607
Hewett’s Island CDO Ltd. (Cayman Islands), Ser. 2006-4A, Class A, 144A(a)	Aaa	0.532%	05/09/18	2,764	2,654,538
Katonah Ltd. (Cayman Islands), Ser. 2005-7A, Class A2, 144A(a)	Aaa	0.546%	11/15/17	3,381	3,246,258
Landmark CDO Ltd. (Cayman Islands), Ser. 2006-8A, Class A1, 144A(a)	Aaa	0.490%	10/19/20	1,451	1,375,120
LCM LP (Cayman Islands), 144A
Ser. 2004-2A, Class A(a)	Aaa	0.573%	10/22/16	644	624,297
Ser. 2005-3A, Class A(a)	Aaa	0.586%	06/01/17	2,500	2,356,250
Marriott Vacation Club Owner Trust, Ser. 2010-1A, Class A, 144A	A(c)	3.540%	10/20/32	5,415	5,484,137
MBNA Credit Card Master Note Trust
Ser. 2002-C3, Class C3(a)	A3	1.579%	10/15/14	1,900	1,905,383
Ser. 2004-C2, Class C2(a)	A3	1.129%	11/15/16	9,800	9,748,824
Ser. 2006-C1, Class C1(a)	A3	0.649%	07/15/15	16,600	16,462,343
Morningside Park CLO Ltd. (Cayman Islands), Ser. 2010-1A, Class A, 144A(a)	Aaa	1.849%	10/14/20	1,000	971,465

Mountain Capital CLO Ltd. (Cayman Islands), 144A
Ser. 2004-3A, Class A1LA(a)	Aaa	0.701%	02/15/16	518	505,068
Ser. 2005-4A, Class A1L(a)	Aaa	0.597%	03/15/18	2,963	2,834,588
North Westerly CLO BV (Netherlands), Ser. II-A, Class A, 144A(a)	Aa3	2.103%	09/14/19	EUR 5,229	6,549,900
Pacifica CDO Ltd. (Cayman Islands), Ser. 2003-2A, Class A1, 144A(a)	Aaa	0.826%	07/10/15	732	720,478
Railcar Leasing LLC, Ser. 1997-1, Class A2, 144A	Aa2	7.125%	01/15/13	1,143	1,155,257
Stanfield Vantage CLO Ltd. (Cayman Islands), Ser. 2005-1A, Class A1, 144A(a)	Aaa	0.653%	03/21/17	1,846	1,802,405
Trimaran CLO Ltd. (Cayman Islands), Ser. 2006-2A, Class A1L, 144A(a)	Aaa	0.504%	11/01/18	4,500	4,255,529
Venture CDO Ltd. (Cayman Islands), Ser. 2003-1A, Class A1, 144A(a)(b)	Aaa	0.752%	01/21/16	1,810	1,772,072

					129,894,355

Residential Mortgage-Backed Securities — 4.2%
ACE Securities Corp., Ser. 2004-FM1, Class M1(a)	Baa3	1.135%	09/25/33	1,880	1,429,851
Ameriquest Mortgage Securities, Inc.
Ser. 2001-2, Class M3(a)	Caa2	3.160%	10/25/31	571	409,498
Ser. 2004-R8, Class M1(a)	Baa1	1.195%	09/25/34	950	716,657
Argent Securities, Inc.
Ser. 2003-W2, Class M4(a)	Ba2	5.860%	09/25/33	2,400	1,513,315
Ser. 2004-W6, Class M1(a)	Baa1	0.785%	05/25/34	3,670	2,739,265
Ser. 2004-W10, Class A2(a)	Aaa	0.625%	10/25/34	1,802	1,581,882
Asset Backed Funding Certificates, Ser. 2004-OPT1, Class M1(a)	Baa3	1.285%	08/25/33	2,271	1,842,010
Asset Backed Securities Corp. Home Equity
Ser. 2003-HE3, Class M1(a)	A3	1.474%	06/15/33	1,732	1,328,663
Ser. 2004-HE1, Class M1(a)	Ba1	1.279%	01/15/34	307	245,328
Ser. 2004-HE5, Class M1(a)	A2	0.835%	08/25/34	2,600	1,995,022
Bear Stearns Asset Backed Securities Trust
Ser. 2004-HE2, Class M1(a)	Ba1	1.135%	03/25/34	4,784	3,680,836
Ser. 2004-HE3, Class M2(a)	B1	1.960%	04/25/34	2,371	1,946,846
CDC Mortgage Capital Trust, Ser. 2002-HE3, Class M2(a)	C	3.610%	03/25/33	348	41,434
Centex Home Equity, Ser. 2004-B, Class AF6	Aa3	4.186%	03/25/34	1,300	1,206,890
Citigroup Mortgage Loan Trust, Inc., Ser. 2004-RES1, Class M3(a)	C	1.315%	11/25/34	139	63,649
Credit Suisse First Boston Mortgage Securities Corp., Ser. 2002-HE4, Class M2(a)	C	2.485%	08/25/32	125	70,110
Equity One ABS, Inc., Ser. 2004-3, Class M1	Baa1	5.700%	07/25/34	1,099	870,815
FBR Securitization Trust, Ser. 2005-2, Class M1(a)	B2	0.955%	09/25/35	3,600	2,362,367
Fremont Home Loan Trust, Ser. 2003-B, Class M1(a)	Baa3	1.285%	12/25/33	329	236,881
GSAMP Trust, Ser. 2004-FM1, Class M1(a)	Ba3	1.210%	11/25/33	3,356	2,718,690
HSBC Home Equity Loan Trust
Ser. 2006-1, Class M1(a)	Aa1	0.511%	01/20/36	881	788,405
Ser. 2006-2, Class A1(a)	Aaa	0.381%	03/20/36	240	220,144
Ser. 2006-2, Class A2(a)	Aaa	0.411%	03/20/36	291	271,815
IXIS Real Estate Capital Trust, Ser. 2006-HE1, Class A4(a)	Ca	0.535%	03/25/36	3,200	1,056,096
Long Beach Mortgage Loan Trust, Ser. 2004-1, Class M1(a)	A3	0.985%	02/25/34	4,250	3,242,087
Mastr Asset Backed Securities Trust, Ser. 2004-WMC1, Class M1(a)	B3	1.015%	02/25/34	3,205	2,459,934
Merrill Lynch Mortgage Investors, Inc.
Ser. 2004-HE2, Class M1(a)	A-(c)	1.035%	08/25/35	1,000	634,789
Ser. 2004-OPT1, Class A1A(a)	AAA(c)	0.495%	06/25/35	2,871	2,059,429
Morgan Stanley ABS Capital I
Ser. 2002-NC6, Class M2(a)	Ca	3.385%	11/25/32	167	43,667
Ser. 2003-HE1, Class M1(a)	Ba2	1.435%	05/25/33	1,995	1,618,124
Ser. 2003-HE3, Class M1(a)	Ba3	1.255%	10/25/33	1,474	1,069,802
Ser. 2004-NC1, Class M1(a)	Baa2	1.285%	12/27/33	1,193	938,761
Ser. 2004-OP1, Class M1(a)	Aa1	0.815%	11/25/34	3,688	2,784,729
Ser. 2004-WMC1, Class M1(a)	B1	1.165%	06/25/34	3,081	2,464,345
Ser. 2004-WMC2, Class M1(a)	B2	1.150%	07/25/34	2,658	2,041,113
New Century Home Equity Loan Trust
Ser. 2003-4, Class M1(a)	A2	1.360%	10/25/33	4,525	3,561,964
Ser. 2004-4, Class M1(a)	Ba1	1.000%	02/25/35	3,048	2,296,940
Residential Asset Mortgage Products, Inc., Ser. 2004-RS12, Class MII2(a)	Aa3	1.035%	12/25/34	953	820,435
Residential Asset Securities Corp., Ser. 2004-KS1, Class AI5	Baa2	5.221%	02/25/34	1,000	943,143
Saxon Asset Securities Trust, Ser. 2002-3, Class M1(a)	Ba2	1.360%	12/25/32	560	446,396

Securitized Asset Backed Receivables LLC Trust
Ser. 2004-NC1, Class M1(a)	B1	1.015%	02/25/34	4,452	3,331,648
Ser. 2006-FR1, Class M1(a)	C	0.635%	11/25/35	2,000	362,340
Specialty Underwriting & Residential Finance, Ser. 2004- BC1, Class M1(a)	A1	1.000%	02/25/35	83	67,512
Structured Asset Investment Loan Trust
Ser. 2004-2, Class A4(a)	AAA(c)	0.940%	03/25/34	2,297	1,651,919
Ser. 2004-7, Class A8(a)	AAA(c)	1.435%	08/25/34	1,400	1,030,062
Structured Asset Securities Corp., Ser. 2002-HF2, Class M3(a)	CC(c)	3.235%	07/25/32	1,345	1,013,620

					64,219,228

TOTAL ASSET-BACKED SECURITIES (cost $194,491,035)					194,113,583

BANK LOANS — 1.6%
Automotive — 0.1%
Chrysler Group LLC(a)	Ba2	6.000%	05/24/17	2,494	2,183,071

Cable — 0.1%
Insight Midwest Holding LLC(a)	Ba3	1.220%	10/06/13	1,789	1,755,418

Capital Goods — 0.1%
Capital Safety Group Ltd.(a)	B3	2.221%	07/20/15	409	381,624
Capital Safety Group Ltd.(a)	B3	2.971%	07/20/16	1,091	1,017,126

					1,398,750

Consumer
Huish Detergents, Inc.(a)	Ba3	2.230%	04/26/14	202	185,645

Electric — 0.1%
Texas Competitive Electric Holdings Co. LLC(a)	B2	4.772%	10/10/17	1,860	1,243,487

Foods — 0.2%
Del Monte Foods Co.(a)	Ba3	4.500%	03/08/18	1,870	1,727,234
OSI Restaurant Partners, Inc.(a)	B3	2.413%	06/14/13	442	409,984
OSI Restaurant Partners, Inc.(a)	B3	2.500%	06/14/14	1,023	948,604

					3,085,822

Gaming — 0.2%
CCM Merger, Inc.(a)	B3	7.000%	03/01/17	2,887	2,782,769

Healthcare & Pharmaceutical — 0.1%
HCA, Inc.(a)	Ba3	3.496%	03/31/17	1,108	1,041,534
HCA, Inc.(a)	Ba3	3.522%	05/01/18	462	433,160

					1,474,694

Non-Captive Finance — 0.5%
International Lease Finance Corp.(a)	Ba2	6.750%	03/17/15	1,990	1,987,067
International Lease Finance Corp.(a)	Ba3	7.000%	03/17/16	1,460	1,455,966
RPI Finance Trust(a)	Baa2	4.000%	05/31/18	3,990	3,945,113

					7,388,146

Technology — 0.2%
First Data Corp.(a)	B1	2.985%	09/24/14	88	77,230
First Data Corp.(a)	B1	2.985%	09/24/14	168	146,930
First Data Corp.(a)	B1	4.235%	03/24/18	2,411	1,978,436
Flextronics International Ltd. (Singapore)(a)	Ba1	2.471%	10/01/14	118	113,912
Flextronics International Ltd. (Singapore)(a)	Ba1	2.472%	10/01/14	411	397,234

					2,713,742

TOTAL BANK LOANS (cost $26,084,915)					24,211,544

COLLATERALIZED MORTGAGE OBLIGATIONS — 0.2%
Countrywide Alternative Loan Trust, Ser. 2004-18CB, Class 3A1	Ba3	5.250%	09/25/19	1,140	1,159,337
Mastr Alternative Loans Trust, Ser. 2004-4, Class 4A1	Baa1	5.000%	04/25/19	235	241,832
Structured Adjustable Rate Mortgage Loan Trust, Ser. 2004-1, Class 4A3(a)	Baa1	2.488%	02/25/34	1,974	1,759,760
Washington Mutual Alternative Mortgage Pass-Through Certificates, Ser. 2005-1, Class 3A	A+(c)	5.000%	03/25/20	922	821,746

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (cost $4,308,428)					3,982,675

COMMERCIAL MORTGAGE-BACKED SECURITIES — 19.3%

Banc of America Commercial Mortgage, Inc.
Ser. 2006-1, Class A2(a)	Aaa	5.334%	09/10/45	237	236,295
Ser. 2006-5, Class A2	Aaa	5.317%	09/10/47	3,008	3,025,155
Ser. 2006-6, Class A2	Aaa	5.309%	10/10/45	3,525	3,523,257
Ser. 2007-1, Class A2	Aaa	5.381%	01/15/49	4,813	4,819,180
Ser. 2007-1, Class A3	Aaa	5.449%	01/15/49	3,500	3,635,828
Ser. 2007-4, Class A3(a)	AAA(c)	5.983%	02/10/51	6,460	6,824,144
Ser. 2007-5, Class A3	AAA(c)	5.620%	02/10/51	2,445	2,564,206
Bear Stearns Commercial Mortgage Securities
Ser. 2005-PWR9, Class A2	Aaa	4.735%	09/11/42	958	955,384
Ser. 2005-T20, Class A2(a)	Aaa	5.127%	10/12/42	1,846	1,841,972
Ser. 2006-PW13, Class A3	AAA(c)	5.518%	09/11/41	4,024	4,124,186
Citigroup Commercial Mortgage Trust
Ser. 2006-C5, Class A2	Aaa	5.378%	10/15/49	5,826	5,843,026
Ser. 2007-C6, Class A3(a)	Aaa	5.886%	12/10/49	4,850	5,116,517
Citigroup/Deutsche Bank Commercial Mortgage Trust
Ser. 2006-CD2, Class A2	Aaa	5.408%	01/15/46	58	57,603
Ser. 2006-CD2, Class AAB(a)	Aaa	5.556%	01/15/46	2,664	2,750,429
Ser. 2007-CD4, Class A3	Aaa	5.293%	12/11/49	2,515	2,607,215
Commercial Mortgage Pass-Through Certificates
Ser. 2006-C7, Class A3(a)	AAA(c)	5.881%	06/10/46	2,703	2,780,076
Ser. 2006-C7, Class A4(a)	AAA(c)	5.943%	06/10/46	4,000	4,362,924
Ser. 2006-C8, Class A2B	Aaa	5.248%	12/10/46	7,006	7,032,506
Credit Suisse First Boston Mortgage Securities Corp., Ser. 2005-C3, Class A3	Aaa	4.645%	07/15/37	3,950	4,106,155
Credit Suisse Mortgage Capital Certificates
Ser. 2006-C1, Class A4(a)	AAA(c)	5.595%	02/15/39	4,400	4,708,343
Ser. 2006-C5, Class A2	Aaa	5.246%	12/15/39	1,269	1,271,142
Ser. 2007-C1, Class A2	Aaa	5.268%	02/15/40	4,291	4,288,479
Ser. 2007-C4, Class A2(a)	Aaa	5.991%	09/15/39	425	426,941
Ser. 2007-C4, Class A3(a)	Aaa	5.991%	09/15/39	10,550	11,003,650
DBUBS Mortgage Trust,
Ser. 2011-LC2A, Class A1, 144A	Aaa	3.527%	07/10/44	5,696	5,775,443
Ser. 2011-LC3A, Class A2	Aaa	3.642%	08/10/44	3,800	3,918,714
GE Capital Commercial Mortgage Corp.
Ser. 2006-C1, Class A4(a)	AAA(c)	5.510%	03/10/44	6,700	7,184,598
Ser. 2007-C1, Class A2	Aaa	5.417%	12/10/49	10,059	10,113,038
GMAC Commercial Mortgage Securities, Inc., Ser. 2006-C1, Class A4(a)	AAA(c)	5.238%	11/10/45	1,280	1,360,488
Greenwich Capital Commercial Funding Corp.
Ser. 2005-GG3, Class A2	Aaa	4.305%	08/10/42	186	186,413
Ser. 2005-GG5, Class A2	Aaa	5.117%	04/10/37	7,395	7,421,576
Ser. 2005-GG5, Class A5(a)	Aaa	5.224%	04/10/37	4,900	5,201,918
Ser. 2007-GG9, Class A2	Aaa	5.381%	03/10/39	5,580	5,613,778
GS Mortgage Securities Corp. II
Ser. 2006-GG8, Class A2	Aaa	5.479%	11/10/39	1,760	1,758,202
Ser. 2007-GG10, Class A2(a)	Aaa	5.778%	08/10/45	6,650	6,761,929
JPMorgan Chase Commercial Mortgage Securities Corp.
Ser. 2005-LDP4, Class AM(a)	Aa2	4.999%	10/15/42	1,820	1,832,114
Ser. 2005-LDP5, Class A4(a)	Aaa	5.372%	12/15/44	3,350	3,670,685
Ser. 2006-CB14, Class A4(a)	Aaa	5.481%	12/12/44	5,000	5,395,425
Ser. 2006-LDP6, Class A4(a)	Aaa	5.475%	04/15/43	1,640	1,789,514
Ser. 2006-LDP7, Class A2(a)	Aaa	6.058%	04/15/45	644	643,673
Ser. 2007-LD11, Class A2(a)	Aaa	5.990%	06/15/49	10,586	10,745,683
Ser. 2007-LD12, Class A3(a)	Aaa	6.184%	02/15/51	9,200	9,760,225
Ser. 2007-LDPX, Class A2	Aaa	5.434%	01/15/49	4,194	4,333,232
LB-UBS Commercial Mortgage Trust
Ser. 2004-C8, Class A6(a)	Aaa	4.799%	12/15/29	4,200	4,469,237
Ser. 2005-C7, Class AM(a)	AA(c)	5.263%	11/15/40	2,100	2,117,701
Ser. 2006-C3, Class A2	Aaa	5.532%	03/15/32	9	8,708
Ser. 2006-C6, Class AAB	Aaa	5.341%	09/15/39	7,087	7,405,044
Ser. 2006-C7, Class A2	AAA(c)	5.300%	11/15/38	1,509	1,513,550
Ser. 2007-C1, Class A2	AAA(c)	5.318%	02/15/40	4,726	4,743,993
Ser. 2007-C6, Class A2	Aaa	5.845%	07/15/40	3,362	3,423,707
Merrill Lynch Mortgage Trust
Ser. 2006-C1, Class A4(a)	AAA(c)	5.855%	05/12/39	7,920	8,744,900
Ser. 2007-C1, Class A3(a)	A+(c)	6.022%	06/12/50	690	726,275

Merrill Lynch/Countrywide Commercial Mortgage Trust
Ser. 2006-1, Class A4(a)	AAA(c)	5.607%	02/12/39	3,000	3,280,920
Ser. 2006-2, Class A4(a)	Aaa	6.097%	06/12/46	2,625	2,904,890
Ser. 2006-3, Class ASB(a)	Aaa	5.382%	07/12/46	2,095	2,181,094
Ser. 2006-4, Class A2(a)	Aaa	5.112%	12/12/49	4,034	4,033,480
Ser. 2007-7, Class A2(a)	Aaa	5.693%	06/12/50	202	203,107
Ser. 2007-9, Class A2	AAA(c)	5.590%	09/12/49	4,677	4,751,698
Morgan Stanley Capital I
Ser. 2006-HQ8, Class A4(a)	Aaa	5.598%	03/12/44	10,000	10,923,650
Ser. 2006-HQ10, Class A4	Aaa	5.328%	11/12/41	2,500	2,686,680
Ser. 2006-IQ12, Class A4	AAA(c)	5.332%	12/15/43	2,475	2,671,708
Ser. 2006-IQ12, Class AAB	AAA(c)	5.325%	12/15/43	1,400	1,452,244
Ser. 2006-IQ12, Class ANM	AAA(c)	5.310%	12/15/43	5,135	5,126,197
Ser. 2006-T23, Class A3(a)	AAA(c)	5.988%	08/12/41	1,318	1,405,785
Ser. 2007-IQ14, Class AAB(a)	Aaa	5.654%	04/15/49	6,100	6,459,778
Wachovia Bank Commercial Mortgage Trust
Ser. 2003-C9, Class A3	AAA(c)	4.608%	12/15/35	789	799,038
Ser. 2005-C20, Class AMFX(a)	Aa1	5.179%	07/15/42	3,145	3,228,478
Ser. 2006-C23, Class A4(a)	Aaa	5.418%	01/15/45	7,838	8,435,616
Ser. 2006-C24, Class A3(a)	Aaa	5.558%	03/15/45	2,050	2,258,245
Ser. 2006-C25, Class A4(a)	Aaa	5.923%	05/15/43	6,000	6,582,354
Ser. 2006-C27, Class A2	Aaa	5.624%	07/15/45	85	84,717
Ser. 2006-C28, Class A2	Aaa	5.500%	10/15/48	367	366,587
Ser. 2007-C33, Class A2(a)	Aaa	6.051%	02/15/51	4,657	4,701,475
Ser. 2007-C33, Class A3(a)	Aaa	6.096%	02/15/51	4,564	4,775,724
Ser. 2007-C34, Class A2	Aaa	5.569%	05/15/46	3,586	3,642,974

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $276,651,551)					297,480,815

CORPORATE BONDS — 44.3%
Aerospace & Defense — 0.3%
BE Aerospace, Inc., Sr. Unsec’d. Notes	Ba3	8.500%	07/01/18	1,480	1,583,600
L-3 Communications Corp., Gtd. Notes	Baa3	4.750%	07/15/20	700	724,443
L-3 Communications Corp., Gtd. Notes, Ser. B	Ba1	6.375%	10/15/15	2,520	2,573,550

					4,881,593

Airlines — 0.4%
Continental Airlines 2001-1 Class A-1 Pass Through Trust, Pass-thru Certs., Ser. 01A1(b)	Baa2	6.703%	06/15/21	2	2,472
Continental Airlines 2001-1 Class B Pass Through Trust, Pass-thru Certs., Ser. 011B	Ba1	7.373%	12/15/15	394	386,023
Continental Airlines 2007-1 Class A Pass Through Trust, Pass-thru Certs., Ser. A(d)	Baa1	5.983%	04/19/22	1,752	1,760,741
Continental Airlines 2010-1 Class A Pass Through Trust, Pass-thru Certs., Ser. A(d)	Baa2	4.750%	01/12/21	560	537,600
Delta Air Lines 2007-1 Class A Pass Through Trust, Pass-thru Certs., Ser. 071A	Baa1	6.821%	08/10/22	1,403	1,413,534
Delta Air Lines 2010-2 Class A Pass Through Trust, Pass-thru Certs., Ser. 2A(d)	Baa2	4.950%	05/23/19	793	769,374
Delta Air Lines 2011-1 Class A Pass-Through Trust, Pass-thru Certs., Ser. A	Baa2	5.300%	04/15/19	850	833,000
UAL 2007-1 Pass Through Trust, Pass-thru Certs., Ser. 071A, Class A	Baa2	6.636%	07/02/22	1,041	1,012,322

					6,715,066

Automotive — 0.2%
BorgWarner, Inc., Sr. Unsec’d. Notes	Baa3	4.625%	09/15/20	825	887,332
Delphi Corp., Gtd. Notes, 144A	Ba3	5.875%	05/15/19	1,400	1,302,000
Harley-Davidson Funding Corp., Gtd. Notes, 144A, MTN	Baa1	5.750%	12/15/14	660	719,745

					2,909,077

Banking — 8.5%
Alfa MTN Markets Ltd. for ABH Financial Ltd. (Cyprus), Gtd. Notes, 144A, MTN(b)	Ba1	8.200%	06/25/12	1,500	1,500,000
American Express Co., Sr. Unsec’d. Notes	A3	8.125%	05/20/19	2,785	3,514,982
American Express Credit Corp., Sr. Unsec’d. Notes, MTN	A2	2.800%	09/19/16	3,570	3,552,296
Bank of America Corp., Jr. Sub. Notes, Ser. K(a)	Ba3	8.000%	12/29/49	3,500	2,975,525
Bank of America Corp., Sr. Unsec’d. Notes	Baa1	6.000%	09/01/17	4,590	4,416,053
Bank of America Corp., Sr. Unsec’d. Notes, MTN	Baa1	5.000%	05/13/21	860	767,252
Bank of America Corp., Sr. Unsec’d. Notes, Ser. 1	Baa1	3.750%	07/12/16	1,340	1,219,147
Bank of America NA, Sub. Notes	A3	5.300%	03/15/17	790	713,496
Barclays Bank PLC (United Kingdom), Sr. Unsec’d. Notes	Aa3	6.750%	05/22/19	1,610	1,739,363
Bear Stearns Cos. LLC (The), Sr. Unsec’d. Notes	Aa3	7.250%	02/01/18	1,575	1,856,594
Capital One Capital V, Ltd. Gtd. Notes	Baa3	10.250%	08/15/39	2,380	2,415,700
Capital One Financial Corp., Sub. Notes	Baa2	6.150%	09/01/16	700	741,521
Chuo Mitsui Trust & Banking Co. Ltd. (The) (Japan), Jr. Sub. Notes, 144A(a)	Baa1	5.506%	12/29/49	3,050	3,050,000
Citigroup, Inc., Sr. Unsec’d. Notes	A3	6.125%	11/21/17	2,050	2,190,573
Citigroup, Inc., Sr. Unsec’d. Notes	A3	6.125%	05/15/18	2,500	2,681,510
Citigroup, Inc., Sr. Unsec’d. Notes	A3	8.125%	07/15/39	4,120	4,938,611
Citigroup, Inc., Unsec’d. Notes	A3	8.500%	05/22/19	1,375	1,660,752
Countrywide Financial Corp., Gtd. Notes, MTN(b)(d)	Baa1	5.800%	06/07/12	3,670	3,680,566
Depfa ACS Bank (Ireland), Covered Notes, 144A	Aa3	5.125%	03/16/37	3,065	2,342,074
Discover Bank, Sub. Notes	Ba1	7.000%	04/15/20	2,005	2,125,194
Goldman Sachs Group, Inc. (The), Sr. Notes	A1	6.250%	02/01/41	2,195	2,134,458
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	5.250%	07/27/21	155	152,910
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	6.150%	04/01/18	1,355	1,404,154
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	6.250%	09/01/17	3,195	3,327,621
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN(d)	A1	6.000%	06/15/20	2,420	2,489,369
Goldman Sachs Group, Inc. (The), Sub. Notes	A2	6.750%	10/01/37	440	402,487
Hana Bank (South Korea), Sr. Unsec’d. Notes, 144A	A1	4.500%	10/30/15	4,035	4,057,535
HSBC Holdings PLC (United Kingdom), Sub. Notes	A1	6.500%	05/02/36	995	998,583
HSBC Holdings PLC (United Kingdom), Sub. Notes(d)	A1	6.500%	09/15/37	1,625	1,594,975
HSBC Holdings PLC (United Kingdom), Sub. Notes(d)	A1	6.800%	06/01/38	2,650	2,649,677
Huntington BancShares, Inc., Sub. Notes	Baa3	7.000%	12/15/20	260	294,282
ICICI Bank Ltd. (India), Jr. Sub. Notes, 144A(a)	Ba2	7.250%	08/29/49	2,380	1,999,200
ICICI Bank Ltd. (India), Sr. Unsec’d. Notes, 144A, MTN	Baa2	4.750%	11/25/16	4,000	3,824,264
JPMorgan Chase & Co., Jr. Sub. Notes, Ser. 1(a)	Baa1	7.900%	04/29/49	6,130	6,313,961
JPMorgan Chase & Co., Sr. Unsec’d. Notes	Aa3	3.150%	07/05/16	4,245	4,217,433
JPMorgan Chase & Co., Sr. Unsec’d. Notes	Aa3	4.250%	10/15/20	600	601,422
JPMorgan Chase & Co., Sr. Unsec’d. Notes(e)	Aa3	4.400%	07/22/20	5,100	5,159,864
KeyCorp, Sr. Unsec’d. Notes, MTN	Baa1	5.100%	03/24/21	1,155	1,165,516
Krung Thai Bank PCL (Thailand), Jr. Sub. Notes(a)	B2	7.378%	10/29/49	1,590	1,505,274
Lloyds TSB Bank PLC (United Kingdom), Gtd. Notes, 144A, MTN	Aa3	5.800%	01/13/20	2,650	2,519,760
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, MTN(d)	Baa1	6.050%	08/15/12	1,500	1,513,770
Morgan Stanley, Sr. Unsec’d. Notes	A2	5.500%	07/28/21	100	92,626
Morgan Stanley, Sr. Unsec’d. Notes	A2	5.750%	01/25/21	1,920	1,766,529
Morgan Stanley, Sr. Unsec’d. Notes, MTN	A2	5.625%	09/23/19	2,635	2,471,817
Morgan Stanley, Sr. Unsec’d. Notes, Ser. G, MTN	A2	5.450%	01/09/17	4,035	3,892,072
PNC Funding Corp., Gtd. Notes	A3	2.700%	09/19/16	2,325	2,325,198
Royal Bank of Scotland PLC (The) (United Kingdom), Gtd. Notes, Ser. 2	Aa3	3.400%	08/23/13	1,720	1,712,071
Royal Bank of Scotland PLC (The) (United Kingdom), Sr. Unsec’d. Notes, MTN	A1	6.400%	10/21/19	1,525	1,457,840
Santander Holdings USA, Inc., Sr. Unsec’d. Notes	Baa1	4.625%	04/19/16	525	505,778
Shinhan Bank (South Korea), Sr. Unsec’d. Notes, 144A(d)	A1	4.125%	10/04/16	2,200	2,143,742
State Street Corp., Jr. Sub. Debs	A3	4.956%	03/15/18	3,025	3,200,964
Turkiye Garanti Bankasi AS (Turkey), Sr. Unsec’d. Notes, 144A	Ba1	6.250%	04/20/21	1,225	1,139,250
US Bancorp, Jr. Sub. Notes	A2	3.442%	02/01/16	4,120	4,181,808
USB Capital XIII Trust, Ltd. Gtd. Notes	A2	6.625%	12/15/39	1,975	1,983,552
Wells Fargo & Co., Sr. Unsec’d. Notes	A2	3.676%	06/15/16	7,240	7,534,132

					130,815,103

Brokerage
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(f)	NR	6.875%	05/02/18	2,740	667,875

Building Materials & Construction — 0.7%
Country Garden Holdings Co. (Cayman Islands), Sr. Unsec’d. Notes, 144A	Ba3	11.750%	09/10/14	1,220	1,037,000
Country Garden Holdings Co. (Cayman Islands), Sr. Unsec’d. Notes, Reg.-S(d)	Ba3	11.750%	09/10/14	3,650	3,102,500
Masco Corp., Sr. Unsec’d. Notes	Ba2	7.125%	08/15/13	2,600	2,772,060
Toll Brothers Finance Corp., Gtd. Notes(d)	Ba1	5.150%	05/15/15	4,695	4,735,020

					11,646,580

Cable — 2.4%
Cequel Communications Holdings I LLC and Cequel Capital Corp., Sr. Unsec’d. Notes, 144A	B3	8.625%	11/15/17	2,300	2,277,000
Charter Communications Operating LLC, Sec’d. Notes, 144A	Ba2	8.000%	04/30/12	11,930	12,108,950
CSC Holdings LLC, Sr. Unsec’d. Notes	Ba3	8.500%	04/15/14	3,025	3,263,219
CSC Holdings LLC, Sr. Unsec’d. Notes	Ba3	8.625%	02/15/19	1,610	1,766,975
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	Baa2	3.500%	03/01/16	2,825	2,914,906
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	Baa2	3.550%	03/15/15	275	286,801
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	Baa2	4.750%	10/01/14	2,800	3,033,517
Echostar DBS Corp., Gtd. Notes	Ba3	7.000%	10/01/13	2,000	2,075,000
TCI Communications, Inc., Sr. Unsec’d. Notes	Baa1	7.875%	02/15/26	750	968,269
Time Warner Cable, Inc., Gtd. Notes(d)	Baa2	6.750%	07/01/18	5,520	6,423,381
Time Warner Cable, Inc., Gtd. Notes	Baa2	8.250%	02/14/14	1,115	1,267,275

					36,385,293

Capital Goods — 1.3%
Case New Holland, Inc., Gtd. Notes	Ba2	7.750%	09/01/13	1,000	1,042,500
Clean Harbors, Inc., Sr. Sec’d. Notes	Ba3	7.625%	08/15/16	1,350	1,407,375
Hutchison Whampoa International (09) Ltd. (Cayman Islands), Gtd. Notes, Reg.-S	A3	7.625%	04/09/19	2,800	3,327,500
Illinois Tool Works, Inc., Sr. Unsec’d. Notes, 144A	A1	4.875%	09/15/41	350	389,687
MHP SA (Luxembourg), Gtd. Notes, 144A	B3	10.250%	04/29/15	3,175	2,794,000
Rockwell Automation, Inc., Sr. Unsec’d. Notes	A3	5.200%	01/15/98	6,500	6,261,132
Textron, Inc., Sr. Unsec’d. Notes	Baa3	7.250%	10/01/19	2,350	2,632,639
Xylem, Inc., Gtd. Notes, 144A	Baa2	4.875%	10/01/21	1,960	2,014,303

					19,869,136

Chemicals — 1.3%
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	Baa2	6.125%	01/15/41	450	549,732
Ashland, Inc., Gtd. Notes(d)	Baa3	9.125%	06/01/17	750	829,687
CF Industries, Inc., Gtd. Notes	Ba1	6.875%	05/01/18	785	876,256
Dow Chemical Co. (The), Sr. Unsec’d. Notes	Baa3	5.900%	02/15/15	750	827,914
Dow Chemical Co. (The), Sr. Unsec’d. Notes	Baa3	7.600%	05/15/14	2,050	2,328,333
Dow Chemical Co. (The), Sr. Unsec’d. Notes(d)	Baa3	9.400%	05/15/39	1,252	1,933,735
Lyondell Chemical Co., Sr. Sec’d. Notes, 144A	Ba1	8.000%	11/01/17	1,802	1,941,655
Nova Chemicals Corp. (Canada), Sr. Unsec’d. Notes	Ba2	6.500%	01/15/12	1,440	1,443,600
PPG Industries, Inc., Sr. Unsec’d. Notes	Baa1	5.500%	11/15/40	350	400,238
Rockwood Specialties Group, Inc., Gtd. Notes(d)	B1	7.500%	11/15/14	5,175	5,213,813
Union Carbide Corp., Sr. Unsec’d. Notes	Baa3	7.875%	04/01/23	3,058	3,720,831

					20,065,794

Consumer — 0.5%
Realogy Corp., Gtd. Notes	Caa3	12.000%	04/15/17	2	1,230
Sealy Mattress Co., Sr. Sec’d. Notes, 144A	Ba3	10.875%	04/15/16	5,985	6,314,175
VF Corp., Sr. Unsec’d. Notes	A3	3.500%	09/01/21	1,200	1,219,900

					7,535,305

Electric — 2.0%
AES Corp. (The), Sr. Unsec’d. Notes	B1	9.750%	04/15/16	775	833,125
Consumers Energy Co., First Mtge. Bonds, Ser. D	A3	5.375%	04/15/13	1,000	1,062,161
Dubai Electricity & Water Authority (United Arab Emirates), Sr. Unsec’d. Notes, 144A	Ba2	8.500%	04/22/15	1,025	1,091,625
EDP Finance BV (Netherlands), Sr. Unsec’d. Notes, 144A	Baa3	6.000%	02/02/18	600	475,495
El Paso Electric Co., Sr. Unsec’d. Notes	Baa2	6.000%	05/15/35	2,325	2,680,367
Empresa Nacional de Electricidad SA (Chile), Sr. Unsec’d. Notes	Baa2	8.350%	08/01/13	625	684,360
ENEL Finance International SA (Luxembourg), Gtd. Notes, 144A	A2	6.000%	10/07/39	3,200	2,697,498
Enersis SA (Chile), Sr. Unsec’d. Notes	Baa2	7.375%	01/15/14	3,700	4,031,883
Exelon Corp., Sr. Unsec’d. Notes	Baa1	4.900%	06/15/15	500	541,196
Exelon Generation Co. LLC, Sr. Unsec’d. Notes	A3	6.200%	10/01/17	1,930	2,176,237
Exelon Generation Co. LLC, Sr. Unsec’d. Notes	A3	6.250%	10/01/39	1,900	2,208,026
Iberdrola International BV (Netherlands), Gtd. Notes	A3	6.750%	06/15/12	750	776,790
Iberdrola International BV (Netherlands), Gtd. Notes	A3	6.750%	09/15/33	1,150	1,247,025
Mirant Mid Atlantic Pass Through Trust A, Pass-thru Certs., Ser. A	Ba1	8.625%	06/30/12	1,181	1,205,087
North American Energy Alliance LLC/North American Energy Alliance Finance Corp., Sec’d. Notes, 144A (original cost $1,563,824; purchased 09/22/09)(b)(g)	Ba3	10.875%	06/01/16	1,600	1,660,000
Oncor Electric Delivery Co. LLC, Sr. Sec’d. Notes	Baa1	6.800%	09/01/18	1,460	1,775,411
Star Energy Geothermal Wayang Windu Ltd. (Virgin Islands (US)), Sr. Sec’d. Notes, Reg.-S	B2	11.500%	02/12/15	800	792,000
TransAlta Corp. (Canada), Sr. Unsec’d. Notes	Baa2	6.650%	05/15/18	1,953	2,265,947
Xcel Energy, Inc., Sr. Unsec’d. Notes	Baa1	5.613%	04/01/17	1,947	2,197,655

					30,401,888

Energy — Integrated — 0.2%
BP Capital Markets PLC (United Kingdom), Gtd. Notes(d)	A2	4.500%	10/01/20	870	942,322
BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	5.250%	11/07/13	1,510	1,625,870

					2,568,192

Energy — Other — 1.6%
Alliance Oil Co. Ltd. (Bermuda), Sr. Unsec’d. Notes, 144A(d)	B+(c)	9.875%	03/11/15	3,410	3,137,200
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	Ba1	6.375%	09/15/17	2,515	2,821,387
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	Ba1	6.450%	09/15/36	445	470,716
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	Ba1	6.950%	06/15/19	250	290,006
Dolphin Energy Ltd. (United Arab Emirates), Sr. Sec’d. Notes, 144A(d)	A1	5.888%	06/15/19	3,707	3,966,171
Forest Oil Corp., Gtd. Notes	B1	8.500%	02/15/14	1,000	1,057,500
Nabors Industries, Inc., Gtd. Notes, 144A	Baa2	4.625%	09/15/21	1,650	1,619,818
Newfield Exploration Co., Sr. Sub. Notes	Ba2	6.625%	04/15/16	1,000	1,010,000
Novatek Finance Ltd. (Russia), Sr. Unsec’d. Notes, 144A	Baa3	5.326%	02/03/16	5,175	5,058,563
Occidental Petroleum Corp., Sr. Unsec’d. Notes	A2	3.125%	02/15/22	1,175	1,174,665
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	Ba1	6.875%	05/01/18	1,750	1,878,433
Precision Drilling Corp. (Canada), Gtd. Notes	Ba1	6.625%	11/15/20	1,000	975,000
Weatherford International Ltd. (Bermuda), Gtd. Notes(d)	Baa2	5.125%	09/15/20	1,165	1,185,623

					24,645,082

Foods — 1.9%
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	Baa1	6.875%	11/15/19	2,200	2,799,097
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	Baa1	7.750%	01/15/19	1,640	2,129,850
ARAMARK Corp., Gtd. Notes(d)	B3	5.000%	06/01/12	1,000	995,000
ARAMARK Corp., Gtd. Notes	B3	8.500%	02/01/15	4,869	4,929,863
ARAMARK Holdings Corp., Sr. Unsec’d. Notes, PIK, 144A	B3	8.625%	05/01/16	1,185	1,167,225
Corp. Pesquera Inca SAC (Peru), Gtd. Notes, 144A	B2	9.000%	02/10/17	1,000	1,000,000
Dole Food Co., Inc., Sr. Sec’d. Notes(d)	B2	13.875%	03/15/14	2,600	2,970,500
Smithfield Foods, Inc., Sr. Sec’d. Notes	Ba2	10.000%	07/15/14	4,715	5,351,525
Stater Brothers Holdings, Inc., Gtd. Notes	B2	7.750%	04/15/15	2,200	2,244,000
SUPERVALU, Inc., Sr. Unsec’d. Notes	B2	7.500%	05/15/12	650	663,000
SUPERVALU, Inc., Sr. Unsec’d. Notes(d)	B2	7.500%	11/15/14	2,415	2,366,700
Tyson Foods, Inc., Gtd. Notes	Ba1	6.850%	04/01/16	1,000	1,087,500
Wendy’s/Arby’s Restaurants LLC, Gtd. Notes	B3	10.000%	07/15/16	2,000	2,105,000

					29,809,260

Gaming — 0.7%
Ameristar Casinos, Inc., Gtd. Notes, 144A	B3	7.500%	04/15/21	1,550	1,499,625
Marina District Finance Co., Inc., Sr. Sec’d. Notes	B2	9.500%	10/15/15	1,710	1,543,275
MGM Resorts International, Sr. Sec’d. Notes(d)	Ba3	10.375%	05/15/14	1,115	1,216,744
MGM Resorts International, Sr. Sec’d. Notes	Ba3	13.000%	11/15/13	3,875	4,417,500
Pinnacle Entertainment, Inc., Gtd. Notes	B1	8.625%	08/01/17	1,500	1,511,250

Yonkers Racing Corp., Sec’d. Notes, 144A (original cost $1,087,500; purchased 06/22/11)(b)(g)	B1	11.375%	07/15/16	1,000	1,020,000

					11,208,394

Healthcare & Pharmaceutical — 0.5%
Apria Healthcare Group, Inc., Sr. Sec’d. Notes(d)	B3	12.375%	11/01/14	1,650	1,518,000
HCA, Inc., Sr. Unsec’d. Notes	B3	6.375%	01/15/15	1,000	972,500
HCA, Inc., Sr. Unsec’d. Notes	B3	8.000%	10/01/18	2,250	2,196,562
HCA, Inc., Sr. Unsec’d. Notes, MTN	B3	9.000%	12/15/14	320	336,000
Mylan, Inc., Gtd. Notes, 144A	Ba3	7.625%	07/15/17	2,030	2,111,200

					7,134,262

Healthcare Insurance — 1.1%
Aetna, Inc., Sr. Unsec’d. Notes	Baa1	6.750%	12/15/37	1,900	2,432,013
CIGNA Corp., Sr. Unsec’d. Notes	Baa2	4.375%	12/15/20	745	778,651
CIGNA Corp., Sr. Unsec’d. Notes	Baa2	5.375%	03/15/17	2,125	2,364,541
CIGNA Corp., Sr. Unsec’d. Notes	Baa2	5.875%	03/15/41	750	825,854
Coventry Health Care, Inc., Sr. Unsec’d. Notes	Baa3	6.125%	01/15/15	4,025	4,454,741
UnitedHealth Group, Inc., Sr. Unsec’d. Notes(e)	A3	6.000%	06/15/17	2,610	2,990,757
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	A3	6.500%	06/15/37	760	949,533
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	A3	6.625%	11/15/37	195	246,613
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	A3	6.875%	02/15/38	2,000	2,616,808

					17,659,511

Insurance — 2.8%
Allied World Assurance Co. Holdings Ltd. (Bermuda), Gtd. Notes	Baa1	5.500%	11/15/20	430	433,713
Allied World Assurance Co. Holdings Ltd. (Bermuda), Gtd. Notes	Baa1	7.500%	08/01/16	2,475	2,810,870
American International Group, Inc., Sr. Unsec’d. Notes	Baa1	4.250%	05/15/13	1,820	1,815,614
American International Group, Inc., Sr. Unsec’d. Notes	Baa1	5.050%	10/01/15	315	308,244
American International Group, Inc., Sr. Unsec’d. Notes(d)	Baa1	6.400%	12/15/20	950	967,850
American International Group, Inc., Sr. Unsec’d. Notes	Baa1	8.250%	08/15/18	2,005	2,222,436
American International Group, Inc., Sr. Unsec’d. Notes, MTN	Baa1	5.850%	01/16/18	3,700	3,665,590
Axis Capital Holdings Ltd. (Bermuda), Sr. Unsec’d. Notes	Baa1	5.750%	12/01/14	3,350	3,571,304
Chubb Corp. (The), Jr. Sub. Notes(a)(d)	A3	6.375%	03/29/67	1,775	1,719,531
Endurance Specialty Holdings Ltd. (Bermuda), Sr. Unsec’d. Notes	Baa1	7.000%	07/15/34	1,350	1,365,194
Liberty Mutual Group, Inc., Sr. Unsec’d. Notes, 144A	Baa2	6.500%	03/15/35	1,030	993,979
Lincoln National Corp., Jr. Sub. Notes(a)	Ba1	6.050%	04/20/67	350	283,500
Lincoln National Corp., Sr. Unsec’d. Notes	Baa2	7.000%	06/15/40	1,265	1,304,704
Lincoln National Corp., Sr. Unsec’d. Notes	Baa2	8.750%	07/01/19	1,265	1,499,365
Massachusetts Mutual Life Insurance Co., Sub. Notes, 144A	A1	8.875%	06/01/39	1,200	1,806,908
MetLife, Inc., Sr. Unsec’d. Notes(d)	A3	7.717%	02/15/19	2,000	2,451,518
Northwestern Mutual Life Insurance, Notes, 144A(d)	Aa2	6.063%	03/30/40	500	588,783
Ohio National Financial Services, Inc., Sr. Notes, 144A	Baa1	6.375%	04/30/20	850	928,951
Progressive Corp. (The), Jr. Sub. Notes(a)	A2	6.700%	06/15/37	1,015	1,007,387
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A	Aa2	6.850%	12/16/39	2,310	2,830,762
Unum Group, Sr. Unsec’d. Notes	Baa3	5.625%	09/15/20	500	550,777
Willis Group Holdings PLC (Ireland), Gtd. Notes(d)	Baa3	4.125%	03/15/16	1,280	1,301,138
XL Capital Finance Europe PLC (United Kingdom), Gtd. Notes	Baa2	6.500%	01/15/12	6,820	6,921,461
XL Group PLC (Ireland), Jr. Sub. Notes, Ser. E(a)	Ba1	6.500%	12/31/49	1,880	1,475,800
XL Group PLC (Ireland), Sr. Unsec’d. Notes	Baa2	5.250%	09/15/14	140	145,768

					42,971,147

Lodging — 1.0%
Felcor Lodging LP, Sr. Sec’d. Notes(d)	B2	10.000%	10/01/14	3,938	4,095,520
Host Hotels & Resorts LP, Gtd. Notes, Ser. O	Ba1	6.375%	03/15/15	4,715	4,691,425
Starwood Hotels & Resorts Worldwide, Inc., Gtd. Notes	Ba1	7.875%	05/01/12	3,060	3,121,200
Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec’d. Notes	Ba1	6.250%	02/15/13	980	1,009,400
Wyndham Worldwide Corp., Sr. Unsec’d. Notes	Ba1	5.750%	02/01/18	2,150	2,195,664

					15,113,209

Media & Entertainment — 2.9%
British Sky Broadcasting Group PLC (United Kingdom), Gtd. Notes, 144A	Baa1	6.100%	02/15/18	210	232,330
CBS Corp., Gtd. Notes	Baa2	8.200%	05/15/14	4,800	5,517,753
Gannett Co., Inc., Sr. Unsec’d. Notes	Ba2	6.375%	04/01/12	1,100	1,102,750
Historic TW, Inc., Gtd. Notes	Baa2	6.625%	05/15/29	225	258,283
Intelsat Jackson Holdings SA (Bermuda), Gtd. Notes(d)	Caa2	11.250%	06/15/16	2,000	2,040,000
LIN Television Corp., Gtd. Notes	B3	6.500%	05/15/13	1,500	1,462,500
LIN Television Corp., Gtd. Notes, Ser. B	B3	6.500%	05/15/13	3,000	2,925,000
NBCUniversal Media LLC, Sr. Unsec’d. Notes	Baa2	4.375%	04/01/21	1,350	1,386,634
News America, Inc., Gtd. Notes	Baa1	6.150%	03/01/37	460	491,441
News America, Inc., Gtd. Notes	Baa1	6.150%	02/15/41	1,430	1,512,628
News America, Inc., Gtd. Notes	Baa1	6.900%	08/15/39	65	74,025
News America, Inc., Gtd. Notes	Baa1	7.625%	11/30/28	1,415	1,703,492
Nielsen Finance LLC/Nielsen Finance Co., Gtd. Notes	B2	11.500%	05/01/16	2,800	3,178,000
Nielsen Finance LLC/Nielsen Finance Co., Gtd. Notes	B2	11.625%	02/01/14	1,400	1,589,000
RR Donnelley & Sons Co., Sr. Unsec’d. Notes	Ba1	4.950%	04/01/14	7,000	6,615,000
RR Donnelley & Sons Co., Sr. Unsec’d. Notes	Ba1	8.600%	08/15/16	4,750	4,607,500
Time Warner Cos., Inc., Gtd. Notes	Baa2	6.950%	01/15/28	2,153	2,516,284
Time Warner Cos., Inc., Gtd. Notes	Baa2	7.250%	10/15/17	1,440	1,724,405
Viacom, Inc., Sr. Unsec’d. Notes	Baa1	4.375%	09/15/14	860	918,928
Viacom, Inc., Sr. Unsec’d. Notes	Baa1	6.750%	10/05/37	1,820	2,146,863
Vivendi SA (France), Sr. Unsec’d. Notes, 144A	Baa2	5.750%	04/04/13	2,000	2,109,962

					44,112,778

Metals — 2.1%
Alcoa, Inc., Sr. Unsec’d. Notes	Baa3	5.400%	04/15/21	50	48,451
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes(d)	Baa3	6.125%	06/01/18	2,410	2,326,544
Bumi Investment Pte Ltd. (Singapore), Sec’d. Notes, MTN, Reg.-S	Ba3	10.750%	10/06/17	2,660	2,420,600
Century Aluminum Co., Sec’d. Notes	B(c)	8.000%	05/15/14	2,100	2,089,500
Freeport-McMoRan Copper & Gold, Inc., Sr. Unsec’d. Notes	Baa3	8.375%	04/01/17	2,095	2,246,888
Indo Integrated Energy II BV (Netherlands), Sr. Sec’d. Notes, Reg.-S	B1	9.750%	11/05/16	2,025	1,964,250
Metals USA, Inc., Sr. Sec’d. Notes	B3	11.125%	12/01/15	7,450	7,580,375
Newmont Mining Corp., Gtd. Notes	Baa1	6.250%	10/01/39	2,025	2,287,914
Novelis, Inc. (Canada), Gtd. Notes	B2	8.375%	12/15/17	3,525	3,489,750
Steel Dynamics, Inc., Gtd. Notes	Ba2	7.375%	11/01/12	1,590	1,625,775
Teck Resources Ltd. (Canada), Sr. Sec’d. Notes	Baa2	10.250%	05/15/16	287	337,397
Vale Overseas Ltd. (Cayman Islands), Gtd. Notes	Baa2	6.875%	11/21/36	690	744,233
Vale Overseas Ltd. (Cayman Islands), Gtd. Notes	Baa2	6.875%	11/10/39	1,400	1,505,000
Xstrata Finance Canada Ltd. (Canada), Gtd. Notes, 144A(d)	Baa2	5.500%	11/16/11	3,430	3,447,628

					32,114,305

Non-Captive Finance — 2.6%
Bosphorus Financial Services Ltd. (Cayman Islands), Sr. Sec’d. Notes, MTN, Reg.-S(a)	Baa2	2.086%	02/15/12	278	277,384
CIT Group, Inc., Sec’d. Notes, 144A	B2	7.000%	05/04/15	350	347,375
CIT Group, Inc., Sec’d. Notes, 144A(d)	B2	7.000%	05/02/17	3,475	3,370,750
GATX Corp., Sr. Unsec’d. Notes	Baa1	4.750%	10/01/12	1,500	1,542,713
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN(d)(h)	Aa2	5.875%	01/14/38	1,675	1,716,820
General Electric Capital Corp., Sr. Unsec’d. Notes, Ser. G, MTN(h)	Aa2	6.000%	08/07/19	6,315	7,108,442
General Electric Capital Corp., Sub. Notes(d)	Aa3	5.300%	02/11/21	1,185	1,229,320
HSBC Finance Corp., Sr. Sub. Notes, 144A	Baa1	6.676%	01/15/21	295	289,932
International Lease Finance Corp., Sr. Sec’d. Notes, 144A(d)	Ba3	6.500%	09/01/14	2,875	2,875,000
International Lease Finance Corp., Sr. Unsec’d. Notes(d)	B1	5.750%	05/15/16	1,125	999,916
International Lease Finance Corp., Sr. Unsec’d. Notes	B1	6.250%	05/15/19	1,400	1,216,869
Nelnet, Inc., Jr. Sub. Notes(a)	Ba2	3.740%	09/29/36	6,100	5,185,000
Preferred Term Securities X Ltd./Preferred Term Securities X, Inc. (Cayman Islands), Sr. Sec’d. Notes, 144A(a)(b)	Baa3	0.967%	07/03/33	2,394	1,436,137
SLM Corp., Sr. Notes, MTN	Ba1	6.250%	01/25/16	1,385	1,359,424
SLM Corp., Sr. Unsec’d. Notes, MTN	Ba1	5.050%	11/14/14	4,150	4,004,426
SLM Corp., Sr. Unsec’d. Notes, MTN(d)	Ba1	8.450%	06/15/18	3,200	3,328,538
Springleaf Finance Corp., Sr. Unsec’d. Notes, MTN(d)	B3	5.200%	12/15/11	2,750	2,701,875
Springleaf Finance Corp., Sr. Unsec’d. Notes, MTN(d)	B3	6.900%	12/15/17	2,000	1,440,000

					40,429,921

Packaging — 0.7%
Greif Luxembourg Finance SCA (Luxembourg), 144A	Ba2	7.375%	07/15/21	EUR1,470	1,863,570
Greif, Inc., Sr. Unsec’d. Notes	Ba2	7.750%	08/01/19	1,815	1,887,600
Sealed Air Corp., Sr. Unsec’d. Notes, 144A	B1	5.625%	07/15/13	6,600	6,895,918

					10,647,088

Paper — 0.9%
International Paper Co., Sr. Unsec’d. Notes(d)	Baa3	7.300%	11/15/39	1,000	1,123,699
International Paper Co., Sr. Unsec’d. Notes	Baa3	7.950%	06/15/18	2,205	2,546,837
MeadWestvaco Corp., Sr. Unsec’d. Notes	Ba1	7.375%	09/01/19	4,400	5,011,151
Rock-Tenn Co., Gtd. Notes	Ba2	9.250%	03/15/16	1,000	1,065,000
Verso Paper Holdings LLC/Verso Paper, Inc., Sr. Sec’d. Notes(d)	Ba2	11.500%	07/01/14	3,863	4,017,520

					13,764,207

Pipelines & Other — 0.9%
Energy Transfer Partners LP, Sr. Unsec’d. Notes(d)	Baa3	4.650%	06/01/21	2,280	2,164,292
ENN Energy Holdings Ltd. (Cayman Islands), Sr. Unsec’d. Notes, 144A	Baa3	6.000%	05/13/21	4,750	4,592,405
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes	Baa2	7.300%	08/15/33	1,550	1,842,325
Mega Advance Investments Ltd. (Virgin Islands (BR)), Gtd. Notes, 144A	Baa1	5.000%	05/12/21	1,250	1,196,861
NiSource Finance Corp., Gtd. Notes	Baa3	5.450%	09/15/20	1,345	1,459,020
Sempra Energy, Sr. Unsec’d. Notes	Baa1	6.500%	06/01/16	2,275	2,661,800

					13,916,703

Railroads — 0.1%
Union Pacific Corp., Sr. Unsec’d. Notes, 144A(d)	Baa2	4.163%	07/15/22	1,268	1,353,206

Real Estate Investment Trusts — 1.1%
Hospitality Properties Trust, Sr. Unsec’d. Notes	Baa2	7.875%	08/15/14	2,900	3,147,764
Post Apartment Homes LP, Sr. Unsec’d. Notes	Baa3	5.450%	06/01/12	2,300	2,342,148
ProLogis LP, Gtd. Notes	Baa2	6.875%	03/15/20	8	8,346
Senior Housing Properties Trust, Sr. Unsec’d. Notes	Baa3	8.625%	01/15/12	3,500	3,556,136
Simon Property Group LP, Sr. Unsec’d. Notes(d)	A3	4.200%	02/01/15	765	807,242
Simon Property Group LP, Sr. Unsec’d. Notes(d)	A3	6.750%	05/15/14	980	1,092,912
Simon Property Group LP, Sr. Unsec’d. Notes	A3	10.350%	04/01/19	1,685	2,253,875
WEA Finance LLC/WT Finance Aust Pty Ltd., Gtd. Notes, 144A(d)	A2	5.750%	09/02/15	4,000	4,343,908

					17,552,331

Retailers — 1.2%
CVS Caremark Corp., Sr. Unsec’d. Notes(d)	Baa2	6.125%	09/15/39	2,000	2,346,828
Macy’s Retail Holdings, Inc., Gtd. Notes	Ba1	5.350%	03/15/12	1,800	1,827,697
Macy’s Retail Holdings, Inc., Gtd. Notes	Ba1	5.875%	01/15/13	7,800	8,133,317
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes(d)	B2	9.250%	11/15/14	2,000	2,040,000
Susser Holdings LLC/Susser Finance Corp., Gtd. Notes	B2	8.500%	05/15/16	1,990	2,072,087
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	Aa2	5.625%	04/15/41	1,190	1,466,084

					17,886,013

Technology — 1.6%
Advanced Micro Devices, Inc., Sr. Unsec’d. Notes	Ba3	8.125%	12/15/17	1,530	1,530,000
Amphenol Corp., Sr. Unsec’d. Notes	Baa2	4.750%	11/15/14	2,475	2,623,995
Arrow Electronics, Inc., Sr. Unsec’d. Notes	Baa3	3.375%	11/01/15	600	593,842
Fiserv, Inc., Gtd. Notes	Baa2	3.125%	10/01/15	195	198,499
Fiserv, Inc., Gtd. Notes	Baa2	3.125%	06/15/16	545	551,575
Motorola, Inc., Sr. Unsec’d. Notes	Baa2	8.000%	11/01/11	121	121,667
NXP BV/NXP Funding LLC (Netherlands), Sr. Sec’d. Notes, 144A	BB(c)	10.000%	07/15/13	1,789	1,918,703
Seagate HDD Cayman (Cayman Islands), Gtd. Notes	Ba1	6.875%	05/01/20	2,875	2,645,000
Seagate Technology HDD Holdings (Cayman Islands), Gtd. Notes(d)	Ba1	6.375%	10/01/11	2,115	2,115,195
Seagate Technology International (Cayman Islands), Sec’d. Notes, 144A	Baa3	10.000%	05/01/14	2,794	3,129,280
SunGard Data Systems, Inc., Gtd. Notes(d)	Caa1	7.625%	11/15/20	1,700	1,581,000
SunGard Data Systems, Inc., Gtd. Notes(d)	Caa1	10.250%	08/15/15	2,610	2,636,100
SunGard Data Systems, Inc., Gtd. Notes	Caa1	10.625%	05/15/15	2,000	2,085,000
Xerox Corp., Sr. Unsec’d. Notes	Baa2	4.250%	02/15/15	2,000	2,115,556
Xerox Corp., Sr. Unsec’d. Notes	Baa2	5.500%	05/15/12	870	894,086

					24,739,498

Telecommunications — 2.4%
America Movil SAB de CV (Mexico), Gtd. Notes	A2	6.125%	03/30/40	795	826,800
AT&T Corp., Gtd. Notes	A2	8.000%	11/15/31	103	143,706
AT&T, Inc., Sr. Unsec’d. Notes	A2	5.350%	09/01/40	483	504,881
AT&T, Inc., Sr. Unsec’d. Notes(e)	A2	5.550%	08/15/41	2,410	2,594,650
AT&T, Inc., Sr. Unsec’d. Notes	A2	6.550%	02/15/39	1,990	2,356,721
British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes	Baa2	9.875%	12/15/30	328	474,531
CC Holdings GS V LLC/Crown Castle GS III Corp., Sr. Sec’d. Notes, 144A(d)	Baa3	7.750%	05/01/17	3,000	3,195,000
Cellco Partnership/Verizon Wireless Capital LLC, Sr. Unsec’d. Notes	A2	8.500%	11/15/18	2,960	3,944,321
Digicel Ltd. (Bermuda), Sr. Unsec’d. Notes, 144A	B1	12.000%	04/01/14	1,910	2,091,450
Embarq Corp., Sr. Unsec’d. Notes (original cost $5,906,280; purchased 05/04/11-05/11/11)(b)(g)	Baa3	7.082%	06/01/16	5,225	5,408,732
Embarq Corp., Sr. Unsec’d. Notes (original cost $1,303,800; purchased 04/22/10)(b)(g)	Baa3	7.995%	06/01/36	1,250	1,172,867
MetroPCS Wireless, Inc., Gtd. Notes	B2	7.875%	09/01/18	775	751,750
MTS International Funding Ltd. (Ireland), Sec’d. Notes, 144A	Ba2	8.625%	06/22/20	1,550	1,534,500
Nextel Communications, Inc., Gtd. Notes, Ser. E(d)	Ba3	6.875%	10/31/13	2,845	2,766,763
Qwest Corp., Sr. Unsec’d. Notes(a)(d)	Baa3	3.597%	06/15/13	3,750	3,759,375
Qwest Corp., Sr. Unsec’d. Notes	Baa3	8.375%	05/01/16	1,100	1,207,250
Qwest Corp., Sr. Unsec’d. Notes	Baa3	8.875%	03/15/12	3,300	3,411,375
Telefonica Emisiones SAU (Spain), Gtd. Notes	Baa1	5.134%	04/27/20	1,090	1,015,168
Telefonica Emisiones SAU (Spain), Gtd. Notes	Baa1	7.045%	06/20/36	5	4,997

					37,164,837

Tobacco — 0.4%
Altria Group, Inc., Gtd. Notes	Baa1	9.950%	11/10/38	3,715	5,294,183
Lorillard Tobacco Co., Gtd. Notes	Baa2	3.500%	08/04/16	515	515,710
Lorillard Tobacco Co., Gtd. Notes(d)	Baa2	8.125%	06/23/19	895	1,048,499

					6,858,392

TOTAL CORPORATE BONDS (cost $667,563,659)					683,541,046

FOREIGN AGENCIES — 1.9%
DP World Ltd. (United Arab Emirates), Sr. Unsec’d. Notes, 144A	Baa3	6.850%	07/02/37	190	172,900
DP World Ltd. (United Arab Emirates), Sr. Unsec’d. Notes, MTN, Reg.-S	Baa3	6.850%	07/02/37	2,010	1,829,100
Export-Import Bank of Korea (South Korea), Sr. Unsec’d. Notes(d)	A1	4.375%	09/15/21	1,200	1,130,349
GAZ Capital SA For Gazprom (Luxembourg), Sr. Unsec’d. Notes, 144A	Baa1	9.250%	04/23/19	4,740	5,498,400
GAZ Capital SA For Gazprom (Luxembourg), Sr. Unsec’d. Notes, Reg.-S	Baa1	9.250%	04/23/19	2,055	2,383,800
Gazprom International SA For Gazprom (Luxembourg), Gtd. Notes, 144A	BBB+(c)	7.201%	02/01/20	663	696,064
Korea Development Bank (South Korea), Sr. Unsec’d Notes	A1	3.250%	03/09/16	1,180	1,137,514
Korea Expressway Corp. (South Korea), Sr. Unsec’d. Notes, Ser. G, 144A, MTN	A1	4.500%	03/23/15	1,785	1,828,236
Korea Finance Corp. (South Korea), Sr. Unsec’d. Notes	A1	3.250%	09/20/16	2,250	2,160,254
Korea Hydro & Nuclear Power Co. Ltd. (South Korea), Sr. Unsec’d. Notes, 144A	A1	4.750%	07/13/21	1,650	1,646,439
Korea Hydro & Nuclear Power Co. Ltd. (South Korea), Sr. Unsec’d. Notes, 144A	A1	6.250%	06/17/14	2,730	2,946,964
NAK Naftogaz Ukraine (Ukraine), Gtd. Notes	NR	9.500%	09/30/14	3,765	3,595,575
National Agricultural Cooperative Federation (South Korea), Sr. Unsec’d. Notes, 144A, MTN(d)	A1	3.500%	02/08/17	1,575	1,504,635
Petroleos de Venezuela SA (Venezuela), Sr. Unsec’d. Notes, Ser. 2014	NR	4.900%	10/28/14	1,735	1,181,969
Qtel International Finance Ltd. (Bermuda), Gtd. Notes, 144A(d)	A2	4.750%	02/16/21	1,295	1,293,381

TOTAL FOREIGN AGENCIES (cost $28,378,340)					29,005,580

MORTGAGE-BACKED SECURITIES — 8.1%
Federal Home Loan Mortgage Corp		4.500%	TBA 30 YR	8,000	8,461,249
Federal Home Loan Mortgage Corp		5.000%	07/01/19	442	479,037
Federal Home Loan Mortgage Corp		5.500%	10/01/33 - 06/01/34	2,874	3,163,498
Federal Home Loan Mortgage Corp		5.500%	TBA 30 YR	13,000	14,035,937
Federal Home Loan Mortgage Corp		6.000%	11/01/33 - 06/01/34	2,950	3,287,734
Federal Home Loan Mortgage Corp		6.000%	TBA 30 YR	1,500	1,640,625
Federal Home Loan Mortgage Corp		6.500%	07/01/32 - 09/01/32	1,601	1,807,094
Federal Home Loan Mortgage Corp		7.000%	10/01/32	170	197,174
Federal National Mortgage Association		4.000%	05/01/19	285	303,055
Federal National Mortgage Association		4.500%	12/01/18 - 02/01/35	2,393	2,572,820
Federal National Mortgage Association		5.500%	03/01/17 - 09/01/34	8,050	8,788,837
Federal National Mortgage Association		5.500%	TBA 30 YR	7,500	8,138,671
Federal National Mortgage Association		6.000%	09/01/17 - 11/01/36	5,778	6,418,384
Federal National Mortgage Association		6.000%	TBA 30 YR	23,000	25,185,000
Federal National Mortgage Association		6.500%	12/01/14 - 11/01/33	3,573	4,020,720
Federal National Mortgage Association		7.000%	05/01/32 - 06/01/32	282	324,980
Government National Mortgage Association		4.500%	07/20/40	971	1,054,171
Government National Mortgage Association		4.500%	TBA 30 YR	3,000	3,242,343
Government National Mortgage Association		4.500%	TBA 30 YR	16,000	17,342,499
Government National Mortgage Association		5.500%	01/15/33 - 07/15/35	5,246	5,828,552
Government National Mortgage Association		6.000%	12/15/32 - 11/15/34	4,412	4,957,536
Government National Mortgage Association		6.500%	09/15/32 - 11/15/33	3,355	3,866,448
Government National Mortgage Association		7.500%	10/15/25 - 02/15/26	81	94,416

TOTAL MORTGAGE-BACKED SECURITIES (cost $121,575,374)					125,210,780

MUNICIPAL BONDS — 1.2%
Bay Area Toll Authority, Revenue Bonds, BABs	A1	6.907%	10/01/50	1,125	1,486,507
Chicago O’Hare International Airport, Revenue Bonds, BABs	A1	6.395%	01/01/40	1,380	1,667,095
Metropolitan Government of Nashville & Davidson County Convention Center Authority, Revenue Bonds, BABs	Aa2	6.731%	07/01/43	1,375	1,611,019
New Jersey State Turnpike Authority, Revenue Bonds, Ser. 2010A, BABs	A3	7.102%	01/01/41	1,175	1,602,324
New Jersey State Turnpike Authority, Revenue Bonds, Ser. F, BABs	A3	7.414%	01/01/40	2,050	2,914,936
Ohio State University (The), Revenue Bonds, BABs	Aa1	4.910%	06/01/40	695	793,732
Ohio State Water Development Authority, Revenue Bonds, BABs	Aaa	4.879%	12/01/34	450	494,262
Oregon State Department of Transportation, Revenue Bonds, Ser. A, BABs	Aa2	5.834%	11/15/34	615	764,826
Pennsylvania Turnpike Commission, Revenue Bonds, Ser. B, BABs	Aa3	5.511%	12/01/45	800	923,352
Regional Transportation District, Revenue Bonds, Ser. 2010B, BABs	Aa2	5.844%	11/01/50	1,000	1,293,250
State of California, General Obligation Unlimited, BABs	A1	7.300%	10/01/39	2,280	2,747,104
State of California, General Obligation Unlimited, BABs	A1	7.625%	03/01/40	725	906,953
Texas State Transportation Commission, Revenue Bonds, Ser. B, BABs	Aaa	5.028%	04/01/26	425	509,103
University of California, Revenue Bonds, BABs	Aa1	5.770%	05/15/43	1,400	1,622,236

TOTAL MUNICIPAL BONDS (cost $15,530,761)					19,336,699

SOVEREIGNS — 1.9%
Argentina Bonos (Argentina), Sr. Unsec’d. Notes	NR	7.000%	10/03/15	2,485	1,998,492
Argentine Republic Government International Bond (Argentina), Sr. Unsec’d Notes	NR	7.820%	12/31/33	EUR 4,385	3,378,140
Jamaica Government International Bond (Jamaica), Sr. Unsub. Notes	B3	11.000%	07/27/12	EUR 620	832,719
Mexican Bonos (Mexico), Bonds, Ser. M 30	Baa1	10.000%	11/20/36	MXN 56,741	5,097,237
Peru Enhanced Pass-Through Finance Ltd. (Cayman Islands), Pass-thru Certs., 144A(i)	Baa3	2.920%	05/31/18	1,383	1,155,166
Poland Government Bond (Poland), Bonds, Ser. 1019	A2	5.500%	10/25/19	PLN 10,160	3,006,607
Qatar Government International Bond (Qatar), Sr. Unsec’d. Notes, 144A	Aa2	6.400%	01/20/40	2,025	2,465,438
Republic of Ghana (Ghana), Unsec’d. Notes, 144A	B(c)	8.500%	10/04/17	2,000	2,090,000
Ireland Government Bond (Ireland)		4.500%	04/18/20	EUR 1,850	2,040,103
South Africa Government Bond (South Africa), Bonds	A3	6.500%	03/31/36	ZAR 27,070	2,477,184
South Africa Government Bond (South Africa), Bonds, Ser. R209	A3	6.250%	03/31/36	ZAR 41,830	3,786,432
Venezuela Government International Bond (Venezuela), Sr. Unsec’d. Notes(d)	B2	9.250%	09/15/27	3,180	2,019,300

TOTAL SOVEREIGNS (cost $33,584,899)					30,346,818

U.S. GOVERNMENT TREASURY SECURITIES — 2.4%
U.S. Treasury Bonds		3.750%	08/15/41	1,640	1,909,321
U.S. Treasury Bonds		4.375%	05/15/41	4,355	5,626,137
U.S. Treasury Notes		1.000%	08/31/16	416	417,040
U.S. Treasury Notes		1.000%	09/30/16	355	355,526
U.S. Treasury Strips Coupon(h)(j)		2.630%	11/15/22	37,000	28,527,518

TOTAL U.S. GOVERNMENT TREASURY SECURITIES (cost $32,232,713)					36,835,542

				Shares
PREFERRED STOCK — 0.1%
Banking
Citigroup Capital XIII, 7.875% (Capital Security, fixed to floating preferred)(a) (cost $1,125,000)				45,000	1,188,450

TOTAL LONG-TERM INVESTMENTS (cost $1,401,526,675)					1,445,253,532

SHORT-TERM INVESTMENTS — 16.9%
AFFILATED MUTUAL FUNDS
Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund(k) (cost $165,386,936)				16,726,354	148,362,761
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund(k)(l) (cost $112,390,779; includes $88,018,501 of cash collateral received for securities on loan)				112,390,779	112,390,779

TOTAL SHORT-TERM INVESTMENTS (cost $277,777,715)					260,753,540

TOTAL INVESTMENTS — 110.5% (cost $1,679,304,390)					1,706,007,072
LIABILITIES IN EXCESS OF OTHER ASSETS(m) — (10.5)%					(162,610,097)

NET ASSETS — 100.0%					$1,543,396,975

The following abbreviations are used in portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
Reg.-S	Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
BABs	Build America Bonds
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
MTN	Medium Term Note
NR	Not Rated by Moody’s or Standard & Poor’s
PIK	Payment in Kind
TBA	To Be Announced

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
GBP	Pound Sterling
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli New Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian New Lei
RUB	Russian Rouble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TWD	New Taiwan Dollar
ZAR	South African Rand
BBR	New Zealand Bank Bill Rate
BBSW	Australian Bank Bill Rate
JIBAR	Johannesburg Interbank Agreed Rate
LIBOR	London Interbank Offered Rate
PRIBOR	Prague Interbank Offered Rate
WIBOR	Warsaw Interbank Offered Rate

†	The ratings reflected are as of September 30, 2011. Ratings of certain bonds may have changed subsequent to that date.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2011.
(b)	Indicates a security that has been deemed illiquid.
(c)	Standard & Poor’s Rating.
(d)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $84,407,421; cash collateral of $88,018,501 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(e)	Represents security, or a portion thereof, segregated as collateral for swap agreements.
(f)	Represents issuer in default on interest payments and/or principal repayment; non-income producing security.
(g)	Indicates a restricted security; the aggregate original cost of such securities is $9,861,404. The aggregate value of $9,261,599 is approximately 0.6% of net assets.
(h)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(i)	Represents zero coupon bond. Rate shown reflects the effective yield on September 30, 2011.
(j)	Rate shown reflects the effective yield at September 30, 2011.
(k)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund and the Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund.
(l)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(m)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Open futures contracts outstanding at September 30, 2011:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2011	Unrealized Appreciation/ (Depreciation)(1)
	Long Positions:
678	2 Year U.S. Treasury Notes	Dec. 2011	$149,417,053	$149,297,719	$(119,334)
425	5 Year U.S. Treasury Notes	Dec. 2011	52,029,057	52,055,859	26,802
608	10 Year U.S. Treasury Notes	Dec. 2011	79,007,888	79,097,000	89,112
349	U.S. Long Bond	Dec. 2011	48,785,804	49,776,125	990,321
209	U.S. Ultra Bond	Dec. 2011	31,092,326	33,152,625	2,060,299

					3,047,200

	Short Position:
17	10 Year Euro-Bund	Dec. 2011	3,126,085	3,108,653	17,432

					$3,064,632

(1)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2011.

Forward currency contracts outstanding at September 30, 2011:

Purchase Contracts	Counterparty	Notional Amount (000)		Payable at Settlement Date	Value at September 30, 2011	Unrealized Appreciation/ (Depreciation)(1)
Australian Dollar expiring 10/21/11	Citibank NA	AUD	6,529	$6,646,138	$6,300,257	$(345,881)
Australian Dollar expiring 10/21/11	Citibank NA	AUD	1,570	1,552,700	1,514,864	(37,836)
Australian Dollar expiring 10/21/11	JPMorgan Chase & Co.	AUD	1,567	1,552,700	1,512,095	(40,605)
Australian Dollar expiring 10/21/11	JPMorgan Chase & Co.	AUD	160	156,000	154,393	(1,607)
Brazilian Real expiring 01/19/12	Citibank NA	BRL	2,922	1,560,500	1,519,670	(40,830)
Brazilian Real expiring 01/19/12	Citibank NA	BRL	2,859	1,552,700	1,486,638	(66,062)
Brazilian Real expiring 01/19/12	Citibank NA	BRL	2,839	1,542,600	1,476,566	(66,034)
Brazilian Real expiring 10/26/11	Citibank NA	BRL	5,109	3,081,200	2,698,851	(382,349)
Brazilian Real expiring 10/26/11	Citibank NA	BRL	3,852	2,317,300	2,034,886	(282,414)
Brazilian Real expiring 10/26/11	Citibank NA	BRL	2,420	1,548,400	1,278,465	(269,935)
Brazilian Real expiring 10/26/11	Morgan Stanley	BRL	12,843	7,662,942	6,784,910	(878,032)
Brazilian Real expiring 10/26/11	Morgan Stanley	BRL	5,347	3,116,700	2,824,622	(292,078)
Brazilian Real expiring 10/26/11	Morgan Stanley	BRL	5,117	3,133,800	2,703,204	(430,596)
Brazilian Real expiring 10/26/11	UBS AG	BRL	15,158	9,376,900	8,007,733	(1,369,167)
Canadian Dollar expiring 10/20/11	Citibank NA	CAD	10,779	10,850,377	10,281,369	(569,008)
Canadian Dollar expiring 10/20/11	Morgan Stanley	CAD	1,583	1,552,700	1,510,091	(42,609)
Chilean Peso expiring 12/02/11	Citibank NA	CLP	1,462,643	3,145,131	2,790,375	(354,756)
Chilean Peso expiring 12/02/11	Citibank NA	CLP	1,093,055	2,343,600	2,085,289	(258,311)
Chilean Peso expiring 12/02/11	Citibank NA	CLP	817,936	1,560,500	1,560,427	(73)
Chilean Peso expiring 12/02/11	Citibank NA	CLP	796,923	1,552,700	1,520,340	(32,360)
Chilean Peso expiring 12/02/11	Citibank NA	CLP	790,712	1,552,700	1,508,491	(44,209)
Chinese Yuan Renminbi expiring 08/02/12	Morgan Stanley	CNY	49,235	7,782,400	7,766,593	(15,807)
Chinese Yuan Renminbi expiring 08/02/12	UBS AG	CNY	100,235	15,790,000	15,811,480	21,480
Chinese Yuan Renminbi expiring 08/02/12	UBS AG	CNY	98,787	15,496,000	15,583,079	87,079
Chinese Yuan Renminbi expiring 08/02/12	UBS AG	CNY	24,658	3,895,900	3,889,708	(6,192)
Colombian Peso expiring 11/01/11	Morgan Stanley	COP	5,678,446	3,133,800	2,936,472	(197,328)
Colombian Peso expiring 11/01/11	Morgan Stanley	COP	4,171,986	2,331,500	2,157,442	(174,058)
Colombian Peso expiring 12/06/11	Citibank NA	COP	5,485,001	3,094,500	2,829,372	(265,128)
Colombian Peso expiring 12/06/11	Citibank NA	COP	4,436,129	2,300,300	2,288,324	(11,976)
Colombian Peso expiring 12/06/11	Citibank NA	COP	4,185,435	2,343,600	2,159,007	(184,593)
Colombian Peso expiring 12/06/11	Citibank NA	COP	2,925,205	1,546,500	1,508,932	(37,568)
Colombian Peso expiring 12/06/11	Citibank NA	COP	2,748,364	1,549,400	1,417,711	(131,689)
Colombian Peso expiring 12/06/11	Citibank NA	COP	1,439,605	786,240	742,603	(43,637)
Colombian Peso expiring 12/06/11	UBS AG	COP	7,025,009	3,854,600	3,623,766	(230,834)
Czech Koruna expiring 10/24/11	Citibank NA	CZK	27,955	1,552,700	1,517,522	(35,178)
Czech Koruna expiring 10/24/11	Citibank NA	CZK	27,721	1,541,800	1,504,829	(36,971)
Czech Koruna expiring 10/24/11	UBS AG	CZK	134,249	7,254,487	7,287,590	33,103
Euro expiring 10/25/11	Citibank NA	EUR	2,266	3,085,100	3,035,456	(49,644)
Euro expiring 10/25/11	Citibank NA	EUR	232	312,100	310,399	(1,701)
Euro expiring 10/25/11	Morgan Stanley	EUR	115	155,300	153,951	(1,349)
Hungarian Forint expiring 10/24/11	Citibank NA	HUF	1,607,032	7,353,080	7,328,415	(24,665)
Hungarian Forint expiring 10/24/11	Citibank NA	HUF	328,166	1,552,700	1,496,510	(56,190)
Indian Rupee expiring 12/23/11	Morgan Stanley	INR	253,168	5,474,500	5,107,557	(366,943)
Indian Rupee expiring 12/23/11	Morgan Stanley	INR	187,588	3,895,900	3,784,496	(111,404)
Indian Rupee expiring 12/23/11	UBS AG	INR	149,175	3,113,000	3,009,539	(103,461)
Indian Rupee expiring 12/23/11	UBS AG	INR	142,545	3,098,800	2,875,778	(223,022)
Indian Rupee expiring 12/23/11	UBS AG	INR	76,220	1,542,600	1,537,702	(4,898)
Indonesian Rupiah expiring 12/27/11	UBS AG	IDR	14,590,675	1,560,500	1,645,624	85,124
Israeli New Shekel expiring 11/16/11	Goldman Sachs Group LP	ILS	13,911	3,906,000	3,707,037	(198,963)
Israeli New Shekel expiring 11/16/11	JPMorgan Chase & Co.	ILS	16,448	4,663,100	4,383,118	(279,982)
Israeli New Shekel expiring 11/16/11	JPMorgan Chase & Co.	ILS	8,564	2,337,600	2,282,216	(55,384)
Israeli New Shekel expiring 11/16/11	JPMorgan Chase & Co.	ILS	5,809	1,563,400	1,547,937	(15,463)
Israeli New Shekel expiring 11/16/11	UBS AG	ILS	8,544	2,334,700	2,276,786	(57,914)
Malaysian Ringgit expiring 10/11/11	UBS AG	MYR	13,928	4,687,200	4,360,678	(326,522)
Malaysian Ringgit expiring 10/11/11	UBS AG	MYR	6,881	2,271,232	2,154,398	(116,834)
Malaysian Ringgit expiring 11/14/11	UBS AG	MYR	11,615	3,851,800	3,631,934	(219,866)
Malaysian Ringgit expiring 11/14/11	UBS AG	MYR	9,433	3,089,800	2,949,660	(140,140)
Malaysian Ringgit expiring 12/20/11	UBS AG	MYR	9,622	3,113,000	3,006,020	(106,980)
Mexican Nuevo Peso expiring 10/20/11	Citibank NA	MXN	2,182	156,000	157,018	1,018
Mexican Nuevo Peso expiring 10/20/11	JPMorgan Chase & Co.	MXN	21,392	1,560,500	1,539,321	(21,179)
Mexican Nuevo Peso expiring 10/20/11	JPMorgan Chase & Co.	MXN	20,789	1,552,700	1,495,980	(56,720)

New Taiwan Dollar expiring 12/09/11	Bank of New York Mellon (The)	TWD	65,057	2,284,700	2,139,019	(145,681)
New Taiwan Dollar expiring 12/09/11	UBS AG	TWD	108,938	3,841,600	3,581,805	(259,795)
New Taiwan Dollar expiring 12/09/11	UBS AG	TWD	86,521	3,047,600	2,844,757	(202,843)
New Taiwan Dollar expiring 12/09/11	UBS AG	TWD	64,642	2,310,300	2,125,386	(184,914)
New Zealand Dollar expiring 10/21/11	Goldman Sachs Group LP	NZD	1,972	1,552,700	1,501,012	(51,688)
New Zealand Dollar expiring 10/21/11	Goldman Sachs Group LP	NZD	1,968	1,552,700	1,497,763	(54,937)
New Zealand Dollar expiring 10/21/11	Morgan Stanley	NZD	11,097	9,017,402	8,446,737	(570,665)
Norwegian Krone expiring 10/24/11	Goldman Sachs Group LP	NOK	9,017	1,552,700	1,534,311	(18,389)
Norwegian Krone expiring 10/24/11	UBS AG	NOK	38,357	6,551,750	6,526,419	(25,331)
Philippine Peso expiring 11/09/11	UBS AG	PHP	196,116	4,603,133	4,475,078	(128,055)
Philippine Peso expiring 11/09/11	UBS AG	PHP	99,446	2,310,000	2,269,194	(40,806)
Philippine Peso expiring 11/22/11	Bank of New York Mellon (The)	PHP	98,395	2,334,400	2,243,946	(90,454)
Philippine Peso expiring 11/22/11	Citibank NA	PHP	129,833	3,077,697	2,960,899	(116,798)
Philippine Peso expiring 11/22/11	UBS AG	PHP	99,668	2,293,318	2,272,970	(20,348)
Polish Zloty expiring 10/24/11	Citibank NA	PLN	21,160	6,277,557	6,371,925	94,368
Polish Zloty expiring 10/24/11	Citibank NA	PLN	5,016	1,552,700	1,510,334	(42,366)
Polish Zloty expiring 10/24/11	Citibank NA	PLN	5,007	1,552,700	1,507,669	(45,031)
Polish Zloty expiring 10/24/11	Citibank NA	PLN	4,995	1,541,800	1,504,032	(37,768)
Polish Zloty expiring 10/24/11	Citibank NA	PLN	520	156,000	156,655	655
Pound Sterling expiring 10/25/11	Goldman Sachs Group LP	GBP	1,983	3,105,400	3,091,988	(13,412)
Romanian New Lei expiring 10/24/11	Citibank NA	RON	16,752	5,207,559	5,136,979	(70,580)
Romanian New Lei expiring 10/24/11	JPMorgan Chase & Co.	RON	4,887	1,546,500	1,498,714	(47,786)
Russian Rouble expiring 10/05/11	Citibank NA	RUB	227,817	7,655,658	7,069,199	(586,459)
Russian Rouble expiring 10/05/11	Citibank NA	RUB	111,073	3,945,340	3,446,618	(498,722)
Russian Rouble expiring 11/08/11	Morgan Stanley	RUB	187,333	6,316,000	5,777,730	(538,270)
Russian Rouble expiring 11/08/11	Morgan Stanley	RUB	140,889	4,688,500	4,345,326	(343,174)
Russian Rouble expiring 11/08/11	Morgan Stanley	RUB	37,496	1,348,619	1,156,445	(192,174)
Russian Rouble expiring 12/16/11	Citibank NA	RUB	71,753	2,337,600	2,195,946	(141,654)
Russian Rouble expiring 12/21/11	Citibank NA	RUB	99,186	3,085,100	3,032,304	(52,796)
Russian Rouble expiring 12/21/11	Citibank NA	RUB	71,628	2,345,000	2,189,805	(155,195)
Singapore Dollar expiring 10/21/11	Goldman Sachs Group LP	SGD	15,246	11,984,227	11,657,418	(326,809)
Singapore Dollar expiring 10/21/11	Goldman Sachs Group LP	SGD	1,990	1,552,700	1,521,751	(30,949)
Singapore Dollar expiring 10/21/11	Morgan Stanley	SGD	1,974	1,546,500	1,509,679	(36,821)
South African Rand expiring 10/31/11	Citibank NA	ZAR	12,270	1,552,700	1,512,419	(40,281)
South Korean Won expiring 11/30/11	UBS AG	KRW	5,012,960	4,687,200	4,239,696	(447,504)
South Korean Won expiring 11/30/11	UBS AG	KRW	3,371,507	3,112,400	2,851,442	(260,958)
South Korean Won expiring 11/30/11	UBS AG	KRW	1,823,646	1,552,700	1,542,343	(10,357)
Swedish Krona expiring 10/24/11	Goldman Sachs Group LP	SEK	10,640	1,552,700	1,548,713	(3,987)
Swedish Krona expiring 10/24/11	UBS AG	SEK	84,960	12,289,585	12,366,449	76,864
Thai Baht expiring 11/30/11	Citibank NA	THB	116,335	3,857,255	3,727,774	(129,481)

				350,522,627	335,244,145	(15,278,482)

Sale Contracts	Counterparty	Notional Amount (000)		Receivable at Settlement Date	Value at September 30, 2011	Unrealized Appreciation/ (Depreciation)(1)
Australian Dollar expiring 10/20/11	JPMorgan Chase & Co.	AUD	2,315	$2,339,800	$2,234,401	$105,399
Australian Dollar expiring 10/21/11	Goldman Sachs Group LP	AUD	4,484	4,370,700	4,326,868	43,832
Australian Dollar expiring 10/21/11	Morgan Stanley	AUD	1,575	1,542,600	1,519,544	23,056
Brazilian Real expiring 01/19/12	UBS AG	BRL	4,348	2,313,900	2,261,180	52,720
Brazilian Real expiring 10/26/11	Citibank NA	BRL	9,345	5,749,300	4,937,152	812,148
Brazilian Real expiring 10/26/11	Citibank NA	BRL	6,019	3,580,699	3,179,875	400,824
Brazilian Real expiring 10/26/11	Citibank NA	BRL	5,347	2,879,213	2,824,622	54,591
Brazilian Real expiring 10/26/11	Citibank NA	BRL	5,072	3,112,400	2,679,318	433,082
Brazilian Real expiring 10/26/11	Citibank NA	BRL	4,965	3,099,200	2,622,930	476,270
Brazilian Real expiring 10/26/11	Morgan Stanley	BRL	5,162	3,128,300	2,726,885	401,415
Brazilian Real expiring 10/26/11	Morgan Stanley	BRL	5,028	3,138,600	2,656,275	482,325
Brazilian Real expiring 10/26/11	Morgan Stanley	BRL	3,803	2,346,200	2,009,197	337,003
Brazilian Real expiring 10/26/11	UBS AG	BRL	5,104	3,131,300	2,696,416	434,884
Canadian Dollar expiring 10/20/11	Goldman Sachs Group LP	CAD	3,133	3,119,700	2,988,042	131,658
Canadian Dollar expiring 10/20/11	Morgan Stanley	CAD	3,037	3,036,657	2,897,066	139,591
Canadian Dollar expiring 10/20/11	Morgan Stanley	CAD	1,612	1,559,700	1,538,004	21,696
Canadian Dollar expiring 10/20/11	Morgan Stanley	CAD	1,588	1,542,600	1,514,806	27,794
Canadian Dollar expiring 10/20/11	UBS AG	CAD	1,652	1,601,900	1,575,618	26,282
Chilean Peso expiring 12/02/11	Citibank NA	CLP	1,439,546	2,972,426	2,746,311	226,115
Chilean Peso expiring 12/02/11	Citibank NA	CLP	1,116,153	2,327,500	2,129,354	198,146
Chilean Peso expiring 12/02/11	UBS AG	CLP	1,210,748	2,313,900	2,309,819	4,081

Chinese Yuan Renminbi expiring 08/02/12	Morgan Stanley	CNY	67,431	10,630,850	10,636,927	(6,077)
Chinese Yuan Renminbi expiring 08/02/12	UBS AG	CNY	67,442	10,630,850	10,638,604	(7,754)
Chinese Yuan Renminbi expiring 08/02/12	UBS AG	CNY	24,844	3,881,800	3,918,922	(37,122)
Chinese Yuan Renminbi expiring 08/02/12	UBS AG	CNY	19,758	3,142,200	3,116,735	25,465
Chinese Yuan Renminbi expiring 08/02/12	UBS AG	CNY	14,634	2,331,500	2,308,375	23,125
Colombian Peso expiring 11/01/11	Citibank NA	COP	5,618,338	3,009,287	2,905,389	103,898
Colombian Peso expiring 11/01/11	Citibank NA	COP	4,232,093	2,327,500	2,188,525	138,975
Colombian Peso expiring 12/06/11	Citibank NA	COP	11,112,533	6,088,225	5,732,267	355,958
Colombian Peso expiring 12/06/11	Citibank NA	COP	5,625,041	3,112,400	2,901,610	210,790
Colombian Peso expiring 12/06/11	Citibank NA	COP	4,436,129	2,303,286	2,288,324	14,962
Colombian Peso expiring 12/06/11	UBS AG	COP	4,145,841	2,322,600	2,138,582	184,018
Czech Koruna expiring 10/24/11	Citibank NA	CZK	43,451	2,341,500	2,358,709	(17,209)
Czech Koruna expiring 10/24/11	Morgan Stanley	CZK	70,820	3,871,122	3,844,388	26,734
Euro expiring 10/25/11	JPMorgan Chase & Co.	EUR	11,121	15,037,815	14,896,633	141,182
Hungarian Forint expiring 10/24/11	Citibank NA	HUF	676,370	3,119,700	3,084,393	35,307
Hungarian Forint expiring 10/24/11	Citibank NA	HUF	339,411	1,559,800	1,547,788	12,012
Hungarian Forint expiring 10/24/11	Citibank NA	HUF	273,362	1,248,800	1,246,589	2,211
Hungarian Forint expiring 10/24/11	JPMorgan Chase & Co.	HUF	332,809	1,542,600	1,517,682	24,918
Indian Rupee expiring 12/23/11	UBS AG	INR	231,121	4,679,500	4,662,754	16,746
Indian Rupee expiring 12/23/11	UBS AG	INR	127,076	2,655,159	2,563,700	91,459
Indian Rupee expiring 12/23/11	UBS AG	INR	126,092	2,665,800	2,543,857	121,943
Indian Rupee expiring 12/23/11	UBS AG	INR	105,642	2,138,936	2,131,281	7,655
Indian Rupee expiring 12/23/11	UBS AG	INR	72,836	1,571,100	1,469,438	101,662
Indian Rupee expiring 12/23/11	UBS AG	INR	69,709	1,491,731	1,406,340	85,391
Israeli New Shekel expiring 11/16/11	Citibank NA	ILS	8,268	2,243,517	2,203,194	40,323
Israeli New Shekel expiring 11/16/11	Citibank NA	ILS	7,326	1,964,769	1,952,150	12,619
Israeli New Shekel expiring 11/16/11	Goldman Sachs Group LP	ILS	5,643	1,564,100	1,503,843	60,257
Israeli New Shekel expiring 11/16/11	JPMorgan Chase & Co.	ILS	16,448	4,549,867	4,383,117	166,750
Israeli New Shekel expiring 11/16/11	JPMorgan Chase & Co.	ILS	15,591	4,213,900	4,154,788	59,112
Japanese Yen expiring 10/25/11	JPMorgan Chase & Co.	JPY	11,853	154,200	153,728	472
Malaysian Ringgit expiring 10/11/11	UBS AG	MYR	7,173	2,311,875	2,245,644	66,231
Malaysian Ringgit expiring 10/11/11	UBS AG	MYR	6,881	2,255,376	2,154,398	100,978
Malaysian Ringgit expiring 10/11/11	UBS AG	MYR	6,755	2,188,700	2,115,034	73,666
Malaysian Ringgit expiring 11/14/11	UBS AG	MYR	13,974	4,612,100	4,369,602	242,498
Malaysian Ringgit expiring 11/14/11	UBS AG	MYR	7,074	2,315,492	2,211,992	103,500
Malaysian Ringgit expiring 12/20/11	UBS AG	MYR	9,622	3,018,756	3,006,020	12,736
Mexican Nuevo Peso expiring 10/20/11	Citibank NA	MXN	42,227	3,119,700	3,038,602	81,098
Mexican Nuevo Peso expiring 10/20/11	Citibank NA	MXN	28,463	2,156,251	2,048,210	108,041
Mexican Nuevo Peso expiring 10/20/11	Citibank NA	MXN	20,859	1,542,600	1,500,965	41,635
Mexican Nuevo Peso expiring 10/20/11	Morgan Stanley	MXN	41,353	3,121,400	2,975,766	145,634
New Taiwan Dollar expiring 12/09/11	UBS AG	TWD	87,000	3,067,700	2,860,493	207,207
New Taiwan Dollar expiring 12/09/11	UBS AG	TWD	66,253	2,319,800	2,178,364	141,436
New Taiwan Dollar expiring 12/09/11	UBS AG	TWD	64,642	2,249,206	2,125,386	123,820
New Taiwan Dollar expiring 12/09/11	UBS AG	TWD	64,578	2,279,097	2,123,283	155,814
New Taiwan Dollar expiring 12/09/11	UBS AG	TWD	42,685	1,490,908	1,403,440	87,468
New Zealand Dollar expiring 10/21/11	Citibank NA	NZD	1,982	1,542,600	1,508,974	33,626
New Zealand Dollar expiring 10/21/11	Goldman Sachs Group LP	NZD	2,928	2,339,800	2,228,764	111,036
New Zealand Dollar expiring 10/21/11	Goldman Sachs Group LP	NZD	1,742	1,333,700	1,325,721	7,979
New Zealand Dollar expiring 10/21/11	Morgan Stanley	NZD	4,015	3,121,900	3,056,316	65,584
New Zealand Dollar expiring 10/21/11	UBS AG	NZD	4,846	3,899,600	3,688,469	211,131
Norwegian Krone expiring 10/24/11	Goldman Sachs Group LP	NOK	17,903	3,119,700	3,046,205	73,495
Norwegian Krone expiring 10/24/11	Goldman Sachs Group LP	NOK	11,872	2,029,300	2,019,947	9,353
Philippine Peso expiring 11/09/11	UBS AG	PHP	295,562	6,785,170	6,744,272	40,898
Philippine Peso expiring 11/22/11	UBS AG	PHP	192,040	4,484,300	4,379,572	104,728
Philippine Peso expiring 11/22/11	UBS AG	PHP	135,855	3,126,700	3,098,244	28,456
Polish Zloty expiring 10/24/11	Citibank NA	PLN	9,406	2,809,700	2,832,363	(22,663)
Polish Zloty expiring 10/24/11	Citibank NA	PLN	5,079	1,542,600	1,529,405	13,195
Polish Zloty expiring 10/24/11	JPMorgan Chase & Co.	PLN	5,165	1,559,800	1,555,409	4,391
Polish Zloty expiring 10/24/11	UBS AG	PLN	19,550	5,927,400	5,887,141	40,259
Romanian New Lei expiring 10/24/11	Citibank NA	RON	9,536	2,965,800	2,924,148	41,652
Romanian New Lei expiring 10/24/11	JPMorgan Chase & Co.	RON	7,450	2,339,800	2,284,554	55,246
Russian Rouble expiring 10/05/11	Citibank NA	RUB	90,691	3,124,800	2,814,158	310,642
Russian Rouble expiring 10/05/11	Citibank NA	RUB	60,798	2,164,811	1,886,560	278,251
Russian Rouble expiring 10/05/11	Citibank NA	RUB	50,276	1,724,541	1,560,058	164,483
Russian Rouble expiring 10/05/11	Morgan Stanley	RUB	137,126	4,692,400	4,255,041	437,359

Russian Rouble expiring 11/08/11	Citibank NA	RUB	328,222	10,981,548	10,123,056	858,492
Russian Rouble expiring 11/08/11	Morgan Stanley	RUB	37,496	1,276,665	1,156,445	120,220
Russian Rouble expiring 12/16/11	Citibank NA	RUB	71,753	2,249,440	2,195,946	53,494
Russian Rouble expiring 12/21/11	Citibank NA	RUB	71,628	2,314,688	2,189,805	124,883
Singapore Dollar expiring 10/21/11	JPMorgan Chase & Co.	SGD	12,315	9,617,000	9,416,064	200,936
Singapore Dollar expiring 10/21/11	Morgan Stanley	SGD	3,029	2,339,800	2,315,845	23,955
Singapore Dollar expiring 10/21/11	Morgan Stanley	SGD	1,994	1,542,600	1,524,905	17,695
South African Rand expiring 10/27/11	Morgan Stanley	ZAR	28,167	3,593,036	3,474,117	118,919
South Korean Won expiring 11/30/11	UBS AG	KRW	2,909,230	2,637,800	2,460,472	177,328
South Korean Won expiring 11/30/11	UBS AG	KRW	2,902,167	2,469,929	2,454,499	15,430
South Korean Won expiring 11/30/11	UBS AG	KRW	2,573,072	2,352,200	2,176,168	176,032
Swedish Krona expiring 10/24/11	Goldman Sachs Group LP	SEK	33,479	4,839,000	4,873,021	(34,021)
Swedish Krona expiring 10/24/11	Goldman Sachs Group LP	SEK	10,553	1,559,800	1,536,017	23,783
Swedish Krona expiring 10/24/11	Morgan Stanley	SEK	31,653	4,679,500	4,607,231	72,269
Thai Baht expiring 11/30/11	Bank of New York Mellon (The)	THB	47,000	1,556,300	1,506,053	50,247
Thai Baht expiring 11/30/11	UBS AG	THB	69,335	2,281,943	2,221,722	60,221

				$322,575,641	$309,986,201	12,589,440

						$(2,689,042)

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of September 30, 2011.

Interest rate swap agreements outstanding at September 30, 2011:

Counterparty	Termination Date	Notional Amount (000)#		Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)(c)
Barclays Bank PLC(a)	04/27/16		$6,600	2.368%	3 month LIBOR	$(387,829)	$—	$(387,829)
Barclays Bank PLC(a)	06/21/16		6,900	1.870%	3 month LIBOR	(224,294)	—	(224,294)
Citibank NA(b)	09/07/21	AUD	8,000	4.945%	6 month BBSW	86,217	—	86,217
Citibank NA(b)	03/15/16	CZK	130,000	2.865%	3 month PRIBOR	474,062	—	474,062
Barclays Bank PLC(b)	07/05/13	MXN	199,700	5.480%	28 day Mexican Interbank Rate	158,115	—	158,115
Barclays Bank PLC(b)	09/20/21	MXN	58,400	6.790%	28 day Mexican Interbank Rate	(27,793)	—	(27,793)
Barclays Bank PLC(b)	06/20/21	NZD	5,100	4.980%	3 month BBR	202,295	—	202,295
Citibank NA(b)	08/18/16	NZD	13,400	4.173%	3 month BBR	206,312	—	206,312
Barclays Bank PLC(b)	04/26/16	PLN	33,600	5.665%	6 month WIBOR	407,611	—	407,611
Barclays Bank PLC(b)	05/17/16	PLN	22,600	5.520%	6 month WIBOR	228,858	—	228,858
Barclays Bank PLC(b)	06/17/16	ZAR	54,700	7.580%	3 month JIBAR	200,435	—	200,435

						$1,323,989	$—	$1,323,989

(a)	Portfolio pays the fixed rate and receives the floating rate.
(b)	Portfolio pays the floating rate and receives the fixed rate.
(c)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2011.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

Credit default swap agreements outstanding as of September 30, 2011:

Counterparty	Termination Date	Notional Amount (000)#(3)		Fixed Rate	Reference Entity/Obligation	Fair Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)(4)
Credit Default Swaps on Corporate Issues - Buy Protection(1):
Citibank NA	06/20/14		$4,800	1.000%	CBS Corp.	$(27,266)	$205,234	$(232,500)
Citibank NA	03/20/12		6,900	5.000%	XL Group PLC	(141,857)	(65,537)	(76,320)
Credit Suisse International	06/20/14		2,500	1.000%	Centex Corp.	129,262	(9,478)	138,740
Credit Suisse International	12/20/12		1,500	1.000%	GATX Financial Corp.	(1,400)	6,143	(7,543)
Credit Suisse International	03/20/15		4,695	1.000%	Toll Brothers Financial Corp.	169,089	25,435	143,654
Deutsche Bank AG	03/20/18		3,700	3.700%	American International Group, Inc.	237,016	—	237,016
Deutsche Bank AG	03/20/12		1,100	5.000%	Gannett Co., Inc.	(16,062)	(5,666)	(10,396)
Deutsche Bank AG	12/20/12		7,800	1.000%	Macy’s Retail Holdings, Inc.	(40,418)	120,747	(161,165)
Deutsche Bank AG	09/20/13		2,600	1.000%	Masco Corp.	92,854	48,490	44,364
Deutsche Bank AG	06/20/13		3,750	1.000%	Qwest Corp.	57,261	32,445	24,816
Deutsche Bank AG	06/20/14		7,000	1.000%	R.R. Donnelley & Sons Co.	924,100	306,897	617,203
Deutsche Bank AG	06/20/13		6,600	1.000%	Sealed Air Corp.	56,964	48,539	8,425
Deutsche Bank AG	03/20/14		980	7.050%	Starwood Hotels & Resorts Holdings, Inc.	(122,783)	—	(122,783)
Goldman Sachs International, Inc.	03/20/14		3,400	0.700%	Duke Energy Corp.	(36,665)	—	(36,665)
JPMorgan Chase Bank	09/20/16		4,750	1.000%	R.R. Donnelley & Sons Co.	1,217,786	420,005	797,781
JPMorgan Chase Bank	06/20/14		4,150	5.000%	SLM Corp.	6,201	440,609	(434,408)
JPMorgan Chase Bank	09/20/19		4,400	1.000%	Westvaco Corp.	412,848	69,034	343,814

						$2,916,930	$1,642,897	$1,274,033

Counterparty	Termination Date	Notional Amount (000)#(3)		Fixed Rate	Reference Entity/Obligation	Fair Value	Upfront Premiums Paid/(Received)	Unrealized Depreciation(4)
Credit Default Swap on Credit Index - Buy Protection(1):
Morgan Stanley Capital Services, Inc.	06/20/13	EUR	3,700	1.650%	Itraxx Euro Ser. 9	$23,620	$(60,036)	$83,656

Counterparty	Termination Date	Notional Amount (000)#(3)		Fixed Rate	Reference Entity/Obligation	Fair Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)(4)
Credit Default Swap on Credit Index - Sell Protection(2):
Goldman Sachs International, Inc.	12/20/16		$34,000	1.000%	CDX.NA.IG.17.V1	$(701,947)	$(547,324)	$(154,623)

The Portfolio entered into credit default swaps as the protection seller on corporate issues to take an active short position with respect to the likelihood of a particular issuer’s default.

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The amount represents fair value of derivative instruments subject to credit contracts risk exposure as of September 30, 2011.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	$—	$106,900,355	$22,994,000
Residential Mortgage-Backed Securities	—	64,219,228	—
Bank Loans	—	20,266,431	3,945,113
Collateralized Mortgage Obligations	—	3,982,675	—
Commercial Mortgage-Backed Securities	—	297,480,815	—
Corporate Bonds	—	683,541,046	—
Foreign Agencies	—	29,005,580	—
Mortgage-Backed Securities	—	125,210,780	—
Municipal Bonds	—	19,336,699	—
Sovereigns	—	29,191,652	1,155,166
U.S. Government Treasury Securities	—	36,835,542	—
Preferred Stock	1,188,450	—	—
Affiliated Mutual Funds	260,753,540	—	—
Other Financial Instruments*
Futures Contracts	3,064,632	—	—
Forward Currency Contracts	—	(2,689,042)	—
Interest Rate Swap Agreements	—	1,323,989	—
Credit Default Swap Agreements	—	1,239,731	(36,665)

Total	$265,006,622	$1,415,845,481	$28,057,614

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Non-Residential Mortgage-Backed Securities	Bank Loans	Sovereigns	Credit Default Swaps
Balance as of 12/31/10	$55,732,296	$7,221,737	$1,185,799	$(47,359)
Realized gain (loss)	86,331	335,280		— **
Change in unrealized appreciation (depreciation)***	(379,025)	(198,017)	12,647	10,694
Purchases	12,703,077	3,970,050	—	—
Sales	(8,332,118)	(4,282,200)	(77,092)	—
Accrued discount/premium	103,198	—	33,812	—
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	(36,919,759)	(3,101,737)	—	—

Balance as of 09/30/11	$22,994,000	$3,945,113	$1,155,166	$(36,665)

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
**	The realized loss incurred during the period for other financial instruments was $(18,114).
***	Of which, $(433,375) was included in Net Assets relating to securities held at the reporting period end.

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, there were 3 bank loans and 16 non-residential mortgage-backed securities transferred from Level 3 into Level 2 as a result of no longer using a single broker quote.

Equity Portfolio

Schedule of Investments

as of September 30, 2011 (Unaudited)

Shares		Value
LONG-TERM INVESTMENTS — 96.4%
COMMON STOCKS
Aerospace & Defense — 3.7%
567,924	Northrop Grumman Corp.(a)	$ 29,622,916
285,334	Precision Castparts Corp.	44,358,024
419,029	United Technologies Corp.	29,482,880

		103,463,820

Airlines — 0.8%
1,102,273	United Continental Holdings, Inc.*(a)	21,362,051

Auto Components — 1.8%
261,924	BorgWarner, Inc.*(a)	15,854,260
800,756	Lear Corp.	34,352,432

		50,206,692

Automobiles — 0.9%
1,156,694	General Motors Co.*(a)	23,342,085
124,814	Tesla Motors, Inc.*(a)	3,044,213

		26,386,298

Biotechnology — 1.2%
541,589	Celgene Corp.*	33,535,191

Capital Markets — 2.0%
678,574	Bank of New York Mellon Corp. (The)	12,614,691
267,715	Goldman Sachs Group, Inc. (The)	25,312,453
1,454,797	Morgan Stanley	19,639,759

		57,566,903

Chemicals — 2.5%
591,127	Monsanto Co.	35,491,265
693,856	Mosaic Co. (The)	33,978,128

		69,469,393

Commercial Banks — 1.1%
1,303,960	Wells Fargo & Co.	31,451,515

Communications Equipment — 2.1%
573,641	Juniper Networks, Inc.*	9,901,044
996,889	QUALCOMM, Inc.	48,478,712

		58,379,756

Computers & Peripherals — 5.4%
254,160	Apple, Inc.*	96,880,709
1,806,374	EMC Corp.*	37,915,790
502,036	NetApp, Inc.*(a)	17,039,102

		151,835,601

Consumer Finance — 2.0%
1,277,558	American Express Co.	57,362,354

Diversified Financial Services — 1.8%
975,066	Citigroup, Inc.	24,981,191
829,000	JPMorgan Chase & Co.	24,969,480

		49,950,671

Electronic Equipment & Instruments — 1.3%
6,579,992	Flextronics International Ltd. (Singapore)*	37,045,355

Energy Equipment & Services — 3.6%
663,035	Halliburton Co.	20,235,828

863,446	National Oilwell Varco, Inc.	44,225,704
610,199	Schlumberger Ltd. (Curacao)	36,447,187

		100,908,719

Food & Staples Retailing — 3.5%
492,163	Costco Wholesale Corp.	40,416,425
817,329	CVS Caremark Corp.	27,445,908
594,221	Wal-Mart Stores, Inc.	30,840,070

		98,702,403

Food Products — 6.8%
633,757	Bunge Ltd. (Bermuda)	36,941,696
262,866	Green Mountain Coffee Roasters, Inc.*(a)	24,430,766
922,233	Kraft Foods, Inc. (Class A Stock)	30,968,584
503,097	Mead Johnson Nutrition Co.	34,628,166
1,548,970	Smithfield Foods, Inc.*(a)	30,204,915
2,001,905	Tyson Foods, Inc. (Class A Stock)	34,753,071

		191,927,198

Healthcare Providers & Services — 0.9%
670,265	Express Scripts, Inc.*	24,846,724

Hotels, Restaurants & Leisure — 2.2%
87,969	Chipotle Mexican Grill, Inc.*(a)	26,650,209
959,073	Starbucks Corp.	35,763,832

		62,414,041

Independent Power Producers & Energy Traders — 1.2%
2,454,230	Calpine Corp.*	34,555,558

Insurance — 1.0%
973,474	MetLife, Inc.	27,267,007

Internet & Catalog Retail — 2.9%
377,134	Amazon.com, Inc.*	81,547,685

Internet Software & Services — 4.3%
380,794	Baidu, Inc., ADR (Cayman Islands)*	40,710,686
99,541	Google, Inc. (Class A Stock)*	51,201,900
709,748	IAC/InterActiveCorp*(a)	28,070,533

		119,983,119

IT Services — 3.7%
299,548	International Business Machines Corp.	52,429,887
161,695	MasterCard, Inc. (Class A Stock)	51,283,186

		103,713,073

Life Sciences Tools & Services — 0.8%
684,855	Agilent Technologies, Inc.*	21,401,719

Machinery — 0.9%
924,080	Ingersoll-Rand PLC (Ireland)(a)	25,957,407

Media — 4.2%
1,976,764	Comcast Corp. (Class A Stock)	41,314,368
792,756	Liberty Global, Inc., (Class C Stock)*	27,437,285
779,180	Viacom, Inc. (Class B Stock)	30,185,433
610,904	Walt Disney Co. (The)	18,424,865

		117,361,951

Metals & Mining — 2.4%
719,730	Freeport-McMoRan Copper & Gold, Inc.	21,915,779
351,066	Goldcorp, Inc. (Canada)	16,022,652
1,983,500	Kinross Gold Corp. (Canada)	29,316,130

		67,254,561

Multi-Utilities — 1.3%
763,653	National Grid PLC, ADR (United Kingdom)(a)	37,877,189

Oil, Gas & Consumable Fuels — 7.7%
723,296	Anadarko Petroleum Corp.	45,603,813
264,348	Apache Corp.	21,211,283
758,631	Marathon Oil Corp.	16,371,257
379,315	Marathon Petroleum Corp.	10,264,264
311,165	Murphy Oil Corp.(a)	13,741,046
422,056	Noble Energy, Inc.	29,881,565
442,150	Occidental Petroleum Corp.	31,613,725
819,620	Southwestern Energy Co.*(a)	27,317,935
815,514	Suncor Energy, Inc. (Canada)	20,825,608

		216,830,496

Personal Products — 1.0%
308,142	Estee Lauder Cos., Inc. (The) (Class A Stock)	27,067,193

Pharmaceuticals — 5.4%
418,010	Allergan, Inc.	34,435,664
264,389	Novo Nordisk A/S, ADR (Denmark)	26,311,993
1,798,734	Pfizer, Inc.	31,801,617
660,780	Sanofi, ADR (France)(a)	21,673,584
390,318	Shire PLC, ADR (United Kingdom)	36,662,570

		150,885,428

Road & Rail — 0.7%
990,354	CSX Corp.	18,489,909

Semiconductors & Semiconductor Equipment — 1.4%
763,226	Avago Technologies Ltd. (Singapore)	25,010,916
593,721	Maxim Integrated Products, Inc.	13,851,511

		38,862,427

Software — 6.2%
1,982,675	CA, Inc.	38,483,722
1,753,774	Oracle Corp.	50,403,465
535,578	Red Hat, Inc.*	22,633,526
250,238	salesforce.com, Inc.*(a)	28,597,198
431,574	VMware, Inc. (Class A Stock)*	34,689,918

		174,807,829

Specialty Retail — 1.0%
2,120,704	Staples, Inc.	28,205,363

Textiles, Apparel & Luxury Goods — 5.2%
535,071	Coach, Inc.	27,732,730
306,072	Lululemon Athletica, Inc.*(a)	14,890,403
744,908	LVMH Moet Hennessy Louis Vuitton SA, ADR (France)(a)	19,762,409
482,340	NIKE, Inc. (Class B Stock)	41,244,893
320,994	Ralph Lauren Corp.	41,632,922

		145,263,357

Wireless Telecommunication Services — 1.5%
2,857,553	MetroPCS Communications, Inc.*	24,889,287
676,990	NII Holdings, Inc.*	18,244,880

		43,134,167

	TOTAL LONG-TERM INVESTMENTS (cost $2,413,978,650)	2,707,280,123

SHORT-TERM INVESTMENT — 11.8%
Affiliated Money Market Mutual Fund
330,651,234	Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $330,651,234; includes $217,479,134 of cash collateral for securities on loan)(b)(w)	330,651,234

	TOTAL INVESTMENTS — 108.2% (cost $2,744,629,884)	3,037,931,357
	LIABILITIES IN EXCESS OF OTHER ASSETS — (8.2%)	(230,418,062)

	NET ASSETS — 100.0%	$2,807,513,295

The following abbreviation is used in the Portfolio description:

ADR     American Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $205,015,217; cash collateral of $217,479,134 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$2,707,280,123	$—	$—
Affiliated Money Market Mutual Fund	330,651,234	—	—

Total	$3,037,931,357	$—	$—

Flexible Managed Portfolio

Schedule of Investments

as of September 30, 2011 (Unaudited)

Shares		Value
LONG-TERM INVESTMENTS — 95.7%
COMMON STOCKS — 61.6%
Aerospace & Defense — 2.0%
3,900	Alliant Techsystems, Inc.	$ 212,589
25,870	BAE Systems PLC (United Kingdom)	106,848
15,600	Cubic Corp.	609,492
3,144	European Aeronautic Defense and Space Co. NV (Netherlands)	88,374
213,700	General Dynamics Corp.	12,157,393
27,500	Huntington Ingalls Industries, Inc.(a)	669,075
203,800	ITT Corp.	8,559,600
44,000	L-3 Communications Holdings, Inc.(b)	2,726,680
100,000	Lockheed Martin Corp.(b)	7,264,000
190,900	Northrop Grumman Corp.	9,957,344
28,100	Precision Castparts Corp.	4,368,426
4,857	Safran SA (France)	148,580
159,700	United Technologies Corp.(b)	11,236,492

		58,104,893

Air Freight & Logistics — 0.2%
6,209	Deutsche Post AG (Germany)	79,493
77,700	FedEx Corp.	5,258,736
5,279	PostNL NV (Netherlands)	23,091
24,300	United Parcel Service, Inc. (Class B Stock)	1,534,545

		6,895,865

Airlines
25,000	All Nippon Airways Co. Ltd. (Japan)	78,242
2,088	Deutsche Lufthansa AG (Germany)	27,069

		105,311

Auto Components — 0.2%
90,300	American Axle & Manufacturing Holdings, Inc.(a)(b)	688,989
1,500	Bridgestone Corp. (Japan)	34,034
2,361	Cie Generale des Etablissements Michelin (France) (Class B Stock)	141,206
996	Continental AG (Germany)(a)	57,489
2,000	NHK Spring Co. Ltd. (Japan)	17,672
13,561	Pirelli & C SpA (Italy)	96,458
200	Toyota Industries Corp. (Japan)	5,833
101,000	TRW Automotive Holdings Corp.(a)	3,305,730

		4,347,411

Automobiles — 0.6%
1,424	Bayerische Motoren Werke AG (Germany)	94,071
2,116	Daimler AG (Germany)	94,108
959,700	Ford Motor Co.(a)(b)	9,280,299
410,900	General Motors Co.(a)(b)	8,291,962
300	Honda Motor Co. Ltd. (Japan)	8,788
16,500	Nissan Motor Co. Ltd. (Japan)	145,993
1,914	Peugeot SA (France)	40,718
1,769	Porsche Automobil Holding SE (Germany)	84,260
3,900	Toyota Motor Corp. (Japan)	133,689
89	Volkswagen AG (Germany)	10,965

		18,184,853

Beverages — 1.5%
999	Anheuser-Busch InBev NV (Belgium)	53,026
6,750	Coca-Cola Amatil Ltd. (Australia)	77,327
231,800	Coca-Cola Co. (The)	15,660,408
391,600	Coca-Cola Enterprises, Inc.	9,743,008
79,100	Constellation Brands, Inc. (Class A Stock)(a)	1,423,800
5,047	Diageo PLC (United Kingdom)	96,230
26,800	Dr Pepper Snapple Group, Inc.	1,039,304
1,755	Heineken NV (Netherlands)	78,861
222,720	PepsiCo, Inc.	13,786,368
1,781	SABMiller PLC (United Kingdom)	58,112

		42,016,444

Biotechnology — 1.2%
314,408	Amgen, Inc.	17,276,720
42,600	Biogen Idec, Inc.(a)	3,968,190

226,400	Celgene Corp.(a)	14,018,688

		35,263,598

Building Products — 0.1%
35,300	Armstrong World Industries, Inc.(b)	1,215,732
5,000	Asahi Glass Co. Ltd. (Japan)	48,816
401	Cie de Saint-Gobain (France)	15,299
51	Geberit AG (Switzerland)	9,417
65,000	Owens Corning(a)	1,409,200
13,000	TOTO Ltd. (Japan)	114,668

		2,813,132

Capital Markets — 1.5%
15,778	3i Group PLC (United Kingdom)	45,870
6,600	Ameriprise Financial, Inc.	259,776
659,300	Bank of New York Mellon Corp. (The)	12,256,387
2,510	Credit Suisse Group AG (Switzerland)	65,665
5,237	Deutsche Bank AG (Germany)	181,468
173,700	Goldman Sachs Group, Inc. (The)	16,423,335
830,590	Morgan Stanley(b)	11,212,965
32,800	Raymond James Financial, Inc.	851,488
10,434	UBS AG (Switzerland)(a)	119,350

		41,416,304

Chemicals — 0.9%
722	Arkema SA (France)	41,810
13,000	Asahi Kasei Corp. (Japan)	77,911
3,028	BASF SE (Germany)	184,603
15,200	Cabot Corp.	376,656
31,800	CF Industries Holdings, Inc.	3,923,802
229,000	Dow Chemical Co. (The)	5,143,340
91,500	Eastman Chemical Co.	6,270,495
4,244	Israel Chemicals Ltd. (Israel)	48,332
692	K+S AG (Germany)	36,225
337	Koninklijke DSM NV (Netherlands)	14,652
11,100	Kuraray Co. Ltd. (Japan)	151,383
779	Lanxess AG (Germany)	37,368
18,100	LSB Industries, Inc.(a)	518,927
15,500	Mitsubishi Chemical Holdings Corp. (Japan)	105,118
135,900	Mosaic Co. (The)	6,655,023
15,100	Solutia, Inc.(a)	194,035
711	Syngenta AG (Switzerland)	184,766
4,000	Tosoh Corp. (Japan)	12,534
11,600	TPC Group, Inc.(a)	232,928
264	Wacker Chemie AG (Germany)	23,438
1,593	Yara International ASA (Norway)	60,774

		24,294,120

Commercial Banks — 2.1%
33,000	Aozora Bank Ltd. (Japan)	75,980
7,578	Australia & New Zealand Banking Group Ltd. (Australia)	140,657
6,084	Banco Bilbao Vizcaya Argentaria SA (Spain)	50,373
10,214	Banco Santander SA (Spain)	83,508
2,435	Bank Hapoalim BM (Israel)	8,407
22,024	Barclays PLC (United Kingdom)	54,011
5,887	Bendigo and Adelaide Bank Ltd. (Australia)	47,684
2,945	BNP Paribas SA (France)	116,099
23,566	Commerzbank AG (Germany)(a)	59,060
4,664	Commonwealth Bank of Australia (Australia)	202,835
2,000	DBS Group Holdings Ltd. (Singapore)	17,934
2,889	DnB NOR ASA (Norway)	28,792
404,200	Fifth Third Bancorp	4,082,420
26,175	HSBC Holdings PLC (United Kingdom)	200,483
606,300	Huntington Bancshares, Inc.	2,910,240
4,329	KBC Groep NV (Belgium)	99,873
78,300	KeyCorp	464,319
62,500	Mitsubishi UFJ Financial Group, Inc. (Japan)	286,853
2,604	Mizrahi Tefahot Bank Ltd. (Israel)	21,390
53,500	Mizuho Financial Group, Inc. (Japan)	78,345
2,733	National Australia Bank Ltd. (Australia)	58,053
33,612	Natixis (France)	105,735
15,256	Nordea Bank AB (Sweden)	123,469
247,100	PNC Financial Services Group, Inc.	11,907,749
23,500	Resona Holdings, Inc. (Japan)	112,122

28,000	Shinsei Bank Ltd. (Japan)	31,472
12,757	Skandinaviska Enskilda Banken AB (Sweden) (Class A Stock)	68,577
2,470	Societe Generale (France)	64,659
8,800	Sumitomo Mitsui Financial Group, Inc. (Japan)	247,945
41,000	Sumitomo Mitsui Trust Holdings, Inc. (Japan)	135,706
153,100	SunTrust Banks, Inc.	2,748,145
1,613	Svenska Handelsbanken AB (Sweden) (Class A Stock)	41,045
5,600	Swedbank AB (Sweden) (Class A Stock)	61,831
228,732	U.S. Bancorp	5,384,351
1,271,012	Wells Fargo & Co.	30,656,810
6,709	Westpac Banking Corp. (Australia)	129,921
3,000	Yamaguchi Financial Group, Inc. (Japan)	30,320

		60,937,173

Commercial Services & Supplies
4,836	Babcock International Group PLC (United Kingdom)	49,306

Communications Equipment — 1.7%
1,342,600	Cisco Systems, Inc.	20,796,874
154,000	Motorola Solutions, Inc.	6,452,600
459,900	QUALCOMM, Inc.	22,364,937

		49,614,411

Computers & Peripherals — 3.4%
169,600	Apple, Inc.(a)	64,648,128
833,100	Dell, Inc.(a)	11,788,365
729,865	Hewlett-Packard Co.(b)	16,385,469
21,600	SanDisk Corp.(a)	871,560
28,000	Toshiba Corp. (Japan)	114,225
112,800	Western Digital Corp.(a)(b)	2,901,216

		96,708,963

Construction & Engineering — 0.1%
1,018	ACS Actividades de Construccion y Servicios SA (Spain)	35,875
12,829	Balfour Beatty PLC (United Kingdom)	50,747
804	Bouygues SA (France)	26,597
5,000	Chiyoda Corp. (Japan)	48,746
41,500	URS Corp.(a)	1,230,890
465	Vinci SA (France)	19,945

		1,412,800

Consumer Finance — 0.3%
11,800	American Express Co.	529,820
173,000	Discover Financial Services	3,968,620
440,000	SLM Corp.	5,478,000

		9,976,440

Containers & Packaging — 0.1%
175,400	Sealed Air Corp.	2,929,180

Distributors — 0.2%
103,900	Genuine Parts Co.	5,278,120
2,000	Jardine Cycle & Carriage Ltd. (Singapore)	63,552
19,500	LKQ Corp.(a)	471,120

		5,812,792

Diversified Consumer Services
6,000	Capella Education Co.(a)	170,280
9,300	DeVry, Inc.	343,728
34,500	H&R Block, Inc.	459,195

		973,203

Diversified Financial Services — 1.9%
704,482	Bank of America Corp.	4,311,430
818,250	Citigroup, Inc.	20,963,565
2,198	Exor SpA (Italy)	43,022
216	Groupe Bruxelles Lambert SA (Belgium)	15,171
22,403	ING Groep NV (Netherlands)(a)	158,027
938,094	JPMorgan Chase & Co.	28,255,391
4,092	Kinnevik Investment AB (Sweden) (Class B Stock)	75,716
19,200	NASDAQ OMX Group, Inc. (The)(a)	444,288
1,490	ORIX Corp. (Japan)	116,946
1,995	Pohjola Bank PLC (Finland) (Class A Stock)	20,987

		54,404,543

Diversified Telecommunication Services — 2.2%
1,329,047	AT&T, Inc.	37,904,420
53,996	BT Group PLC (United Kingdom)	144,727
208,800	CenturyLink, Inc.	6,915,456
4,928	France Telecom SA (France)	80,656
2,540	Koninklijke KPN NV (Netherlands)	33,454
4,900	Nippon Telegraph & Telephone Corp. (Japan)	234,750
98	Swisscom AG (Switzerland)	39,870
81,991	Telecom Italia SpA (Italy)	89,084
10,977	Telefonica SA (Spain)	210,371
21,779	Telstra Corp. Ltd. (Australia)	64,863
383,688	Verizon Communications, Inc.(b)	14,119,718
9,224	Vivendi SA (France)	187,800
173,300	Windstream Corp.	2,020,678

		62,045,847

Electric Utilities — 0.9%
29,600	American Electric Power Co., Inc.	1,125,392
11,000	Cheung Kong Infrastructure Holdings Ltd. (Hong Kong)	64,085
236,800	Duke Energy Corp.(b)	4,733,632
2,976	E.ON AG (Germany)	64,567
45,657	Enel SpA (Italy)	201,539
7,446	Energias de Portugal SA (Portugal)	22,933
177,700	Entergy Corp.	11,779,733
19,300	Exelon Corp.	822,373
14,756	Iberdrola SA (Spain)	99,763
1,300	Kansai Electric Power Co., Inc. (The) (Japan)	22,466
133,600	NextEra Energy, Inc.	7,217,072
401	Red Electrica Corp. SA (Spain)	18,273
6,364	Scottish & Southern Energy PLC (United Kingdom)	127,708
54,013	SP AusNet (Australia)(c)	48,509

		26,348,045

Electrical Equipment — 0.7%
5,401	ABB Ltd. (Switzerland)	92,389
38,000	Cooper Industries PLC	1,752,560
333,500	Emerson Electric Co.	13,776,885
29,000	EnerSys(a)	580,580
14,500	Hubbell, Inc. (Class B Stock)	718,330
10,000	Mitsubishi Electric Corp. (Japan)	88,578
41,800	Rockwell Automation, Inc.	2,340,800
972	Schneider Electric SA (France)	52,017
28,200	Thomas & Betts Corp.(a)	1,125,462

		20,527,601

Electronic Equipment & Instruments — 0.2%
416,200	Corning, Inc.	5,144,232
1,100	Hamamatsu Photonics KK (Japan)	44,337
45,000	Hitachi Ltd. (Japan)	223,383
200	Keyence Corp. (Japan)	54,731

		5,466,683

Energy Equipment & Services — 0.9%
226,700	Baker Hughes, Inc.	10,464,472
61,200	Halliburton Co.	1,867,824
111,300	Helix Energy Solutions Group, Inc.(a)	1,458,030
10,900	Helmerich & Payne, Inc.	442,540
3,015	Kvaerner ASA (Norway)(a)	3,991
325,500	McDermott International, Inc.(a)	3,502,380
2,143	Petrofac Ltd. (United Kingdom)	39,640
60,400	RPC, Inc.(b)	985,728
1,543	SBM Offshore NV (Netherlands)	26,743
98,600	Schlumberger Ltd.	5,889,378
11,800	SEACOR Holdings, Inc.	946,478
2,978	WorleyParsons Ltd. (Australia)	74,306

		25,701,510

Food & Staples Retailing — 1.7%
1,800	Aeon Co. Ltd. (Japan)	24,348
87	Casino Guichard Perrachon SA (France)	6,791
338,700	CVS Caremark Corp.	11,373,546
1,864	Delhaize Group SA (Belgium)	108,967
8,714	Jeronimo Martins SGPS SA (Portugal)	136,081
400	Kato Sangyo Co. Ltd. (Japan)	9,537

2,756	Koninklijke Ahold NV (Netherlands)	32,411
411,200	Kroger Co. (The)	9,029,952
1,800	Seven & I Holdings Co. Ltd. (Japan)	50,454
66,000	Sysco Corp.	1,709,400
10,556	Tesco PLC (United Kingdom)	61,833
480,300	Wal-Mart Stores, Inc.(b)	24,927,570
3,111	Woolworths Ltd. (Australia)	74,342

		47,545,232

Food Products — 1.4%
448,200	Archer-Daniels-Midland Co.	11,119,842
126	Aryzta AG (Switzerland)	5,471
3,426	Associated British Foods PLC (United Kingdom)	58,980
91,900	Bunge Ltd.	5,356,851
94,500	Corn Products International, Inc.	3,708,180
396	Danone SA (France)	24,343
81,000	Golden Agri-Resources Ltd. (Singapore)	37,484
43,600	Hormel Foods Corp.(b)	1,178,072
54,900	J.M. Smucker Co. (The)	4,001,661
1	Lindt & Spruengli AG (Switzerland)	34,543
6,297	Nestle SA (Switzerland)	346,667
6,000	Nippon Meat Packers, Inc. (Japan)	77,972
79,200	Smithfield Foods, Inc.(a)	1,544,400
1,189	Suedzucker AG (Germany)	33,781
624,200	Tyson Foods, Inc. (Class A Stock)	10,836,112
2,671	Unilever NV (Netherlands)	84,546
1,672	Unilever PLC (United Kingdom)	52,374
33,000	Wilmar International Ltd. (Singapore)	131,316

		38,632,595

Gas Utilities — 0.1%
2,924	Enagas (Spain)	53,738
8,887	Gas Natural SDG SA (Spain)	151,124
42,200	Questar Corp.	747,362
4,077	Snam Rete Gas SpA (Italy)	18,822
43,800	UGI Corp.	1,150,626

		2,121,672

Healthcare Equipment & Supplies — 1.2%
43,600	Baxter International, Inc.	2,447,704
61,100	Becton, Dickinson & Co.	4,479,852
50,600	CareFusion Corp.(a)	1,211,870
706	Coloplast A/S (Denmark) (Class B Stock)	101,735
226,600	Covidien PLC	9,993,060
83,800	Hill-Rom Holdings, Inc.	2,515,676
202,100	Stryker Corp.	9,524,973
277	Synthes, Inc.	44,828
71,300	Zimmer Holdings, Inc.(a)(b)	3,814,550

		34,134,248

Healthcare Providers & Services — 1.5%
293,200	Aetna, Inc.	10,657,820
419,000	UnitedHealth Group, Inc.	19,324,280
205,700	WellPoint, Inc.	13,428,096

		43,410,196

Hotels, Restaurants & Leisure — 0.8%
43,600	Brinker International, Inc.	912,112
73,500	Carnival Corp.(b)	2,227,050
11,800	Cracker Barrel Old Country Store, Inc.	472,944
65,700	Darden Restaurants, Inc.(b)	2,808,675
54,000	Galaxy Entertainment Group Ltd. (Hong Kong)(a)	78,454
81,600	McDonald’s Corp.	7,166,112
9,400	Panera Bread Co. (Class A Stock)(a)(b)	977,036
11,600	Sands China Ltd. (Hong Kong)(a)	27,140
76,000	SJM Holdings Ltd. (Hong Kong)	134,261
149,100	Wyndham Worldwide Corp.	4,250,841
55,200	Wynn Macau Ltd.	130,538
50,900	Yum! Brands, Inc.	2,513,951

		21,699,114

Household Durables — 0.1%
3,500	Blyth, Inc.	194,075
55,800	Harman International Industries, Inc.	1,594,764
23,800	Whirlpool Corp.	1,187,858

		2,976,697

Household Products — 1.1%
925	Henkel AG & Co. KGaA (Germany)	40,540
172,100	Kimberly-Clark Corp.	12,220,821
298,905	Procter & Gamble Co. (The)(b)	18,884,818
4,559	Reckitt Benckiser Group PLC (United Kingdom)	230,997
19,000	Spectrum Brands Holdings, Inc.(a)	448,780

		31,825,956

Independent Power Producers & Energy Traders — 0.3%
905,100	AES Corp. (The)(a)	8,833,776
16,376	EDP Renovaveis SA (Spain)(a)	89,172

		8,922,948

Industrial Conglomerates — 1.3%
5,000	3M Co.	358,950
2,384,500	General Electric Co.	36,339,780
4,000	Hutchison Whampoa Ltd. (Hong Kong)	29,602
2,139	Siemens AG (Germany)	192,446

		36,920,778

Insurance — 1.8%
322,700	Aflac, Inc.	11,278,365
1,601	Allianz SE (Germany)	150,060
51,400	American Financial Group, Inc.	1,596,998
148,300	Assurant, Inc.	5,309,140
13,750	Aviva PLC (United Kingdom)	64,665
11,999	AXA SA (France)	156,105
147,100	Berkshire Hathaway, Inc. (Class B Stock)(a)	10,449,984
11,400	Delphi Financial Group, Inc. (Class A Stock)	245,328
5,697	Delta Lloyd NV (Netherlands)	89,903
4,500	Erie Indemnity Co. (Class A Stock)	320,310
828,900	Genworth Financial, Inc. (Class A Stock)(a)	4,757,886
1,223	Hannover Rueckversicherung AG (Germany)	55,294
100,022	Legal & General Group PLC (United Kingdom)	149,385
36,295	Mapfre SA (Spain)	112,072
153,500	MetLife, Inc.	4,299,535
141	Muenchener Rueckversicherungs AG (Germany)	17,512
86,392	Old Mutual PLC (United Kingdom)	140,185
18,900	Primerica, Inc.	407,484
168,200	Principal Financial Group, Inc.(b)	3,813,094
1,716	Prudential PLC (United Kingdom)	14,737
8,970	Resolution Ltd. (Germany)	34,372
38,257	RSA Insurance Group PLC (United Kingdom)	65,839
180	Sampo OYJ (Finland) (Class A Stock)	4,521
558	Swiss Life Holding AG (Switzerland)	61,195
61,700	Symetra Financial Corp.	502,855
16,300	Torchmark Corp.	568,218
58,200	Travelers Cos., Inc. (The)	2,836,086
156,400	Unum Group	3,278,144
512	Zurich Financial Services AG (Switzerland)	106,652

		50,885,924

Internet & Catalog Retail — 0.2%
28,300	HSN, Inc.(a)	937,579
23,300	Nutrisystem, Inc.(b)	282,163
10,400	priceline.com, Inc.(a)(b)	4,674,384

		5,894,126

Internet Software & Services — 0.7%
366,600	Akamai Technologies, Inc.(a)	7,288,008
200	Dena Co. Ltd. (Japan)	8,378
14,800	eBay, Inc.(a)	436,452
21,500	Google, Inc. (Class A Stock)(a)	11,059,170
5,000	Gree, Inc. (Japan)	152,487

		18,944,495

IT Services — 2.0%
35,500	Fidelity National Information Services, Inc.	863,360
6,800	Fiserv, Inc.(a)	345,236
137,100	International Business Machines Corp.(b)	23,996,613
55,700	Mastercard, Inc. (Class A Stock)	17,665,812
500	Otsuka Corp. (Japan)	34,465
14,100	SAIC, Inc.(a)(b)	166,521
12,800	Unisys Corp.(a)	200,832
161,200	Visa, Inc. (Class A Stock)	13,818,064

		57,090,903

Leisure Equipment & Products — 0.2%
36,900	Hasbro, Inc.	1,203,309
40,800	Mattel, Inc.(b)	1,056,312
3,000	Namco Bandai Holdings, Inc. (Japan)	40,632
6,600	Nikon Corp. (Japan)	155,687
68,200	Polaris Industries, Inc.(b)	3,407,954
700	Sega Sammy Holdings, Inc. (Japan)	16,332
11,200	Sturm Ruger & Co., Inc.	290,976

		6,171,202

Life Sciences Tools & Services — 0.7%
83,700	Life Technologies Corp.(a)	3,216,591
198,500	PerkinElmer, Inc.	3,813,185
237,100	Thermo Fisher Scientific, Inc.(a)	12,006,744

		19,036,520

Machinery — 1.3%
135,500	Cummins, Inc.	11,064,930
254,800	Eaton Corp.	9,045,400
1,300	FANUC Corp. (Japan)	179,070
25,200	Gardner Denver, Inc.	1,601,460
23,100	Illinois Tool Works, Inc.	960,960
16,559	Industrea Ltd. (Australia)	19,191
1,101	Kone OYJ (Finland) (Class B Stock)	52,367
429	MAN SE (Germany)	33,254
77,300	PACCAR, Inc.	2,614,286
159,000	Parker Hannifin Corp.	10,037,670
871	SKF AB (Sweden) (Class B Stock)	16,411
10,000	Sumitomo Heavy Industries Ltd. (Japan)	51,139
27,500	Timken Co.	902,550
6,288	Volvo AB (Sweden) (Class B Stock)	61,772
126,000	Yangzijiang Shipbuilding Holdings Ltd. (Singapore)	84,149

		36,724,609

Marine
2	AP Moller — Maersk A/S (Denmark) (Class B Stock)	11,748
7,500	Orient Overseas International Ltd. (Hong Kong)	29,964

		41,712

Media — 2.0%
342,873	Comcast Corp. (Class A Stock)	7,166,046
347,100	DIRECTV (Class A Stock)(a)(b)	14,664,975
139,700	DISH Network Corp. (Class A Stock)(a)	3,500,882
115,228	ITV PLC (United Kingdom)(a)	105,392
59,100	Liberty Media Corp. — Liberty Capital, (Class A Stock)(a)	3,907,692
16,200	Liberty Media Corp. — Liberty Starz, (Class A Stock)(a)	1,029,672
604,300	News Corp. (Class A Stock)	9,348,521
104,500	Time Warner, Inc.(b)	3,131,865
232,100	Viacom, Inc. (Class B Stock)	8,991,554
159,300	Walt Disney Co. (The)	4,804,488
2,600	Washington Post Co. (The) (Class B Stock)(b)	850,122
2,996	WPP PLC (United Kingdom)	27,750

		57,528,959

Metals & Mining — 0.9%
260,400	Alcoa, Inc.	2,492,028
1,625	Anglo American PLC (United Kingdom)	55,918
1,300	Avocet Mining PLC (United Kingdom)	4,606
7,867	BHP Billiton Ltd. (Australia)	260,479
9,685	BHP Billiton PLC (United Kingdom)	258,725
105,800	Century Aluminum Co.(a)(b)	945,852
95,900	Coeur D’Alene Mines Corp.(a)(b)	2,056,096
4,000	Daido Steel Co. Ltd. (Japan)	23,923
364,300	Freeport-McMoRan Copper & Gold, Inc.	11,092,935
6,815	Fresnillo PLC (United Kingdom)	166,607
5,206	Iluka Resources Ltd. (Australia)	60,934
40,000	Nippon Steel Corp. (Japan)	114,724
688	Randgold Resources Ltd. (United Kingdom)	66,830
63,200	Reliance Steel & Aluminum Co.	2,149,432
2,895	Rio Tinto Ltd. (Australia)	169,570
6,181	Rio Tinto PLC (United Kingdom)	274,117
11,900	Schnitzer Steel Industries, Inc. (Class A Stock)	437,920
526,900	Steel Dynamics, Inc.	5,226,848

3,752	Voestalpine AG (Austria)	108,460

		25,966,004

Multiline Retail — 0.5%
28,600	Big Lots, Inc.(a)(b)	996,138
254,100	Kohl’s Corp.	12,476,310
43,000	Lifestyle International Holdings Ltd. (Hong Kong)	109,090
24,800	Macy’s, Inc.	652,736
3,700	Marui Group Co. Ltd. (Japan)	27,819
2,394	Next PLC (United Kingdom)	93,856
151	PPR (France)	19,518

		14,375,467

Multi-Utilities — 0.5%
2,315	GDF Suez (France)	68,782
26,300	MDU Resources Group, Inc.	504,697
4,521	National Grid PLC (United Kingdom)	44,813
86,800	PG&E Corp.	3,672,508
53,500	Public Service Enterprise Group, Inc.	1,785,295
2,619	RWE AG (Germany)	96,610
140,900	Sempra Energy	7,256,350

		13,429,055

Office Electronics — 0.1%
4,900	Canon, Inc. (Japan)	222,490
573,200	Xerox Corp.	3,995,204

		4,217,694

Oil, Gas & Consumable Fuels — 6.5%
98,400	Apache Corp.	7,895,616
51,722	BP PLC (United Kingdom)	310,109
448,456	Chevron Corp.	41,491,149
312,134	ConocoPhillips(b)	19,764,325
37,600	Consol Energy, Inc.	1,275,768
106,100	Devon Energy Corp.	5,882,184
7,801	ENI SpA (Italy)	137,240
959,016	Exxon Mobil Corp.(b)	69,653,332
108,900	Hess Corp.	5,712,894
400	Idemitsu Kosan Co. Ltd. (Japan)	35,833
400	Japan Petroleum Exploration Co. (Japan)	14,540
30,800	JX Holdings, Inc. (Japan)	172,871
319,500	Marathon Oil Corp.	6,894,810
172,300	Marathon Petroleum Corp.	4,662,438
128,000	Murphy Oil Corp.	5,652,480
110,900	Occidental Petroleum Corp.	7,929,350
33,900	Peabody Energy Corp.(b)	1,148,532
12,090	Royal Dutch Shell PLC (United Kingdom) (Class A Stock)	373,546
9,539	Royal Dutch Shell PLC (United Kingdom) (Class B Stock)	296,804
9,809	Santos Ltd. (Australia)	106,157
42,100	Southwestern Energy Co.(a)	1,403,193
5,217	Statoil ASA (Norway)	111,946
8,000	TonenGeneral Sekiyu K.K. (Japan)	91,924
7,887	Total SA (France)	347,969
278,200	Valero Energy Corp.	4,946,396

		186,311,406

Paper & Forest Products
11,510	Stora Enso OYJ (Finland) (Class R Stock)	67,369

Personal Products — 0.4%
277,500	Avon Products, Inc.	5,439,000
2	Dr Ci:Labo Co. Ltd. (Japan)	12,912

121,200	Herbalife Ltd.	6,496,320
6,300	Kao Corp. (Japan)	175,482

		12,123,714

Pharmaceuticals — 3.4%
445,900	Abbott Laboratories	22,803,326
5,800	Allergan, Inc.(b)	477,804
7,123	AstraZeneca PLC (United Kingdom)	316,116
2,257	Bayer AG (Germany)	124,550
103,300	Bristol-Myers Squibb Co.	3,241,554
171,400	Eli Lilly & Co.(b)	6,336,658
22,075	GlaxoSmithKline PLC (United Kingdom)	455,521

290,198	Johnson & Johnson	18,488,514
723,200	Merck & Co., Inc.	23,655,872
6,293	Novartis AG (Switzerland)	351,538
1,117	Novo Nordisk A/S (Denmark) (Class B Stock)	111,403
1,742	Orion OYJ (Finland) (Class B Stock)	35,077
45,900	Par Pharmaceutical Cos., Inc.(a)	1,221,858
1,002,997	Pfizer, Inc.	17,732,987
1,704	Roche Holding AG (Switzerland)	275,217
5,254	Sanofi (France)	345,590
853	Shire PLC (United Kingdom)	26,600
2,500	Takeda Pharmaceutical Co. Ltd. (Japan)	118,571
1,101	Teva Pharmaceutical Industries Ltd. (Israel)	40,792
112,500	Warner Chilcott PLC (Class A Stock)(a)	1,608,750

		97,768,298

Professional Services — 0.1%
58,400	Equifax, Inc.	1,795,216

Real Estate Investment Trusts — 0.7%
335,000	Annaly Capital Management, Inc.(b)	5,571,050
29,400	Ashford Hospitality Trust, Inc.	206,388
53,400	Brandywine Realty Trust	427,734
611,900	Chimera Investment Corp.(b)	1,694,963
93,100	CommonWealth REIT	1,766,107
27,640	Dexus Property Group (Australia)	21,786
24,600	Duke Realty Corp.	258,300
33,600	First Industrial Realty Trust, Inc.(a)	268,800
14,547	GPT Group (Australia)	43,754
187,800	Hospitality Properties Trust(b)	3,986,994
36,500	Invesco Mortgage Capital, Inc.(b)	515,745
313,400	MFA Financial, Inc.(b)	2,200,068
127,148	Mirvac Group (Australia)	139,787
26,528	Stockland (Australia)	73,840
197,300	Sunstone Hotel Investors, Inc.(a)	1,122,637
4,010	Westfield Group (Australia)	29,737
31,300	Winthrop Realty Trust	271,997

		18,599,687

Real Estate Management & Development — 0.1%
1,000	Cheung Kong Holdings Ltd. (Hong Kong)	10,841
300	Daito Trust Construction Co. Ltd. (Japan)	27,504
15,000	Daiwa House Industry Co. Ltd. (Japan)	192,065
11,019	Immofinanz AG (Austria)	31,152
44,700	Jones Lang LaSalle, Inc.	2,315,907
8,392	Lend Lease Group (Australia)(c)	56,361
25,000	Tokyu Land Corp. (Japan)	89,855
42,000	UOL Group Ltd. (Singapore)	132,370
28,000	Wheelock & Co. Ltd. (Hong Kong)	82,844

		2,938,899

Road & Rail — 0.9%
68,096	Asciano Ltd. (Australia)	93,822
18	Central Japan Railway Co. (Japan)	157,082
586,800	CSX Corp.	10,955,556
1,500	East Japan Railway Co. (Japan)	90,940
5,000	Nippon Express Co. Ltd. (Japan)	21,327
199,800	Norfolk Southern Corp.	12,191,796
40,900	Union Pacific Corp.	3,340,303

		26,850,826

Semiconductors & Semiconductor Equipment — 1.1%
890,000	Applied Materials, Inc.	9,211,500
3,580	ARM Holdings PLC (United Kingdom)	30,615
9,300	ASM Pacific Technology Ltd. (Hong Kong)	90,780
10,801	Infineon Technologies AG (Germany)	79,696
979,600	Intel Corp.	20,894,868
19,800	Texas Instruments, Inc.	527,670
17,200	Veeco Instruments, Inc.(a)(b)	419,680

		31,254,809

Software — 2.8%
55,600	Adobe Systems, Inc.(a)	1,343,852
111,600	Autodesk, Inc.(a)	3,100,248
63,400	BMC Software, Inc.(a)	2,444,704
174,000	CA, Inc.	3,377,340
1,672,900	Microsoft Corp.	41,638,481

791,000	Oracle Corp.	22,733,340
1,277	SAP AG (Germany)	64,976
326,000	Symantec Corp.(a)	5,313,800

		80,016,741

Specialty Retail — 0.8%
24,900	Finish Line, Inc. (The) (Class A Stock)	497,751
52,900	Guess?, Inc.(b)	1,507,121
87,250	Home Depot, Inc. (The)(b)	2,867,907
807	Inditex SA (Spain)	68,890
14,618	Kingfisher PLC (United Kingdom)	56,132
32,900	Limited Brands, Inc.	1,266,979
34,100	PetSmart, Inc.	1,454,365
58,200	Ross Stores, Inc.	4,579,758
166,400	TJX Cos., Inc.	9,230,208
73,300	Williams-Sonoma, Inc.(b)	2,256,907
1,190	Yamada Denki Co. Ltd. (Japan)	82,764

		23,868,782

Textiles, Apparel & Luxury Goods — 0.5%
2,698	Burberry Group PLC (United Kingdom)	48,994
183	Christian Dior SA (France)	20,489
1,096	Cie Financiere Richemont SA (Switzerland)	48,822
248,800	Coach, Inc.	12,895,304
264	Swatch Group AG (The) (Bearer Shares) (Switzerland)	86,862
1,111	Swatch Group AG (The) (Registered Shares) (Switzerland)	66,217
33,800	True Religion Apparel, Inc.(a)	911,248

		14,077,936

Tobacco — 0.7%
103,600	Altria Group, Inc.	2,777,516
5,868	British American Tobacco PLC (United Kingdom)	247,779
5,142	Imperial Tobacco Group PLC (United Kingdom)	173,531
74,200	Lorillard, Inc.	8,213,940
155,000	Philip Morris International, Inc.	9,668,900

		21,081,666

Trading Companies & Distributors
17,800	ITOCHU Corp. (Japan)	170,094
10,800	Kaman Corp.	300,780
8,000	Marubeni Corp. (Japan)	44,672
4,100	Mitsubishi Corp. (Japan)	83,474
6,100	Mitsui & Co. Ltd. (Japan)	88,360
8,200	Sumitomo Corp. (Japan)	101,463
300	Toyota Tsusho Corp. (Japan)	5,133

		793,976

Transportation Infrastructure
567	Atlantia SpA (Italy)	8,153
2,000	Kamigumi Co. Ltd. (Japan)	17,852

		26,005

Water Utilities — 0.2%
154,200	American Water Works Co., Inc.	4,653,756

Wireless Telecommunication Services — 0.1%
2	KDDI Corp. (Japan)	13,769
227,200	MetroPCS Communications, Inc.(a)	1,978,912
877	Millicom International Cellular SA (Luxembourg)	87,394
3,600	Softbank Corp. (Japan)	105,336
3,000	StarHub Ltd. (Singapore)	6,521
181,148	Vodafone Group PLC (United Kingdom)	466,871

		2,658,803

	TOTAL COMMON STOCKS (cost $1,745,980,023)	1,759,734,423

EXCHANGE TRADED FUND
1,300	iShares MSCI EAFE Index Fund (cost $76,991)	62,075

PREFERRED STOCKS
Automobiles
875	Bayerische Motoren Werke AG (Germany)	41,044
961	Volkswagen AG (Germany)	126,821

		167,865

Banking
22,000	Citigroup Capital XIII, 7.875% (Capital Security, fixed to floating preferred)(d)	581,020
28,000	JPMorgan Chase Capital XXVI, 8.000% (Capital Security, fixed to floating preferred)(d)	714,280

		1,295,300

Household Products
620	Henkel AG & Co. KGaA (Germany)	32,967

	TOTAL PREFERRED STOCKS (cost $1,503,566)	1,496,132

Units
RIGHTS
Commercial Banks
6,084	Banco Bilbao Vizcaya Argentaria SA, expiring 10/14/11 (Spain)(a) (cost $0)	897

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES — 1.1%
Non-Residential Mortgage-Backed Securities — 0.8%
Apidos CDO (Cayman Islands), Ser. 2006-4A, Class A1, 144A(d)	Aaa	0.503%	10/27/18	$ 1,000	953,424
ARES CLO Funds (Cayman Islands), Ser. 2011-16A, Class A, 144A(d)	Aaa	1.892%	05/17/21	500	496,120
BA Credit Card Trust, Ser. 2006-C5, Class C5(d)	A3	0.629%	01/15/16	3,209	3,173,544
Bank One Issuance Trust, Ser. 2003-C3, Class C3	Baa2	4.770%	02/16/16	5,200	5,468,739
BlackRock Senior Income Series Corp. (Cayman Islands), Ser. 2005-2A, Class A1, 144A(d)	Aaa	0.562%	05/25/17	1,914	1,857,568
Chatham Light CLO Ltd. (Cayman Islands), Ser. 2005-2A, Class A1, 144A(d)	Aaa	0.507%	08/03/19	495	477,365
Citibank Credit Card Issuance Trust, Ser. 2006-C1, Class C1(d)	Baa2	0.631%	02/20/15	1,350	1,338,582
First CLO Ltd. (Cayman Islands), Ser. 2004-1A1, Class A1, 144A(d)	Aaa	0.602%	07/27/16	77	75,851
Four Corners CLO (Cayman Islands), Ser. 2006-3A, Class A, 144A(d)	Aaa	0.503%	07/22/20	1,225	1,152,191
Fuel Trust, Sec’d. Notes, 144A	Baa2	3.984%	06/15/16	415	406,344
Fuel Trust, Sec’d. Notes, 144A	Baa2	4.207%	04/15/16	1,655	1,648,843
Granite Ventures Ltd. (Cayman Islands), Ser. 2005-2A, Class A1, 144A(d)	Aaa	0.509%	12/15/17	1,325	1,290,975
Gulf Stream Compass CLO Ltd. (Cayman Islands), Ser. 2004-1A, Class A, 144A(d)	Aaa	0.609%	07/15/16	124	120,944
Landmark CDO Ltd. (Cayman Islands), Ser. 2006-8A, Class A1, 144A(d)	Aaa	0.490%	10/19/20	1,161	1,100,096
LCM LP (Cayman Islands), Ser. 2004-2A, Class A, 144A(d)	Aaa	0.573%	10/22/16	644	624,297
LCM LP (Cayman Islands), Ser. 2005-3A, Class A, 144A(d)	Aaa	0.586%	06/01/17	500	471,250
Mountain Capital CLO Ltd. (Cayman Islands), Ser. 2004-3A, Class A1LA, 144A(d)	Aaa	0.701%	02/15/16	341	332,282
Mountain Capital CLO Ltd. (Cayman Islands), Ser. 2005-4A, Class A1L, 144A(d)	Aaa	0.597%	03/15/18	593	566,917
SVO VOI Mortgage Corp., Ser. 2005-AA, Class A, 144A	Aaa	5.250%	02/20/21	200	205,627
Trimaran CLO Ltd. (Cayman Islands), Ser. 2006-2A, Class A1L, 144A(d)	Aaa	0.504%	11/01/18	2,500	2,364,183

					24,125,142

Residential Mortgage-Backed Securities — 0.3%
CDC Mortgage Capital Trust, Ser. 2002-HE3, Class M1(d)	B2	1.885%	03/25/33	433	313,375
Credit-Based Asset Servicing and Securitization LLC, Ser. 2005-CB6, Class A3	B3	5.120%	07/25/35	322	265,628
Equity One ABS, Inc., Ser. 2004-3, Class M1	Baa1	5.700%	07/25/34	670	530,782
GSAMP Trust, Ser. 2004-HE2, Class A3C(d)	Aaa	0.815%	09/25/34	674	508,540
HSBC Home Equity Loan Trust, Ser. 2005-2, Class M2(d)	Aa1	0.721%	01/20/35	324	280,692
Long Beach Mortgage Loan Trust, Ser. 2004-2, Class M1(d)	B1	0.765%	06/25/34	1,119	799,044
Morgan Stanley ABS Capital I, Ser. 2003-HE1, Class M1(d)	Ba2	1.435%	05/25/33	669	542,995

Morgan Stanley ABS Capital I, Ser. 2004-HE5, Class M1(d)	B3	1.180%	06/25/34	1,232	900,762
Morgan Stanley ABS Capital I, Ser. 2004-NC1, Class M1(d)	Baa2	1.285%	12/27/33	1,193	938,761
Morgan Stanley Dean Witter Capital I, Ser. 2002-HE1, Class M1(d)	Caa3	1.135%	07/25/32	754	527,708
Morgan Stanley Dean Witter Capital I, Ser. 2002-NC2, Class M2, 144A(d)	NR	2.560%	04/25/32	267	145,553
Morgan Stanley Dean Witter Capital I, Ser. 2002-NC4, Class M1(d)	B2	1.510%	09/25/32	712	578,111
Securitized Asset Backed Receivables LLC Trust, Ser. 2004-OP1, Class M1(d)	Ba3	1.000%	02/25/34	1,166	853,959
Securitized Asset Backed Receivables LLC Trust, Ser. 2006-FR3, Class A3(d)	Ca	0.485%	05/25/36	1,100	352,975

					7,538,885

TOTAL ASSET-BACKED SECURITIES (cost $33,672,395)					31,664,027

BANK LOANS — 0.2%
Cable
Insight Midwest Holdings LLC(d)	Ba3	1.220%	10/06/13	678	665,211

Foods
Del Monte Foods Co.(d)	Ba3	4.500%	03/08/18	1,142	1,054,764

Healthcare & Pharmaceutical — 0.1%
HCA, Inc.(d)	Ba3	3.496%	03/31/17	886	833,227
HCA, Inc.(d)	Ba3	3.522%	05/01/18	370	346,528

					1,179,755

Technology — 0.1%
First Data Corp.(d)	B1	2.985%	09/24/14	101	88,263
First Data Corp.(d)	B1	2.985%	09/24/14	126	110,198
First Data Corp.(d)	B1	4.235%	03/24/18	2,134	1,751,402
Flextronics International Ltd. (Singapore)(d)	Ba1	2.471%	10/01/14	155	149,742
Flextronics International Ltd. (Singapore)(d)	Ba1	2.489%	10/01/14	540	522,183

					2,621,788

TOTAL BANK LOANS (cost $6,079,067)					5,521,518

COLLATERALIZED MORTGAGE OBLIGATIONS — 0.3%
Banc of America Alternative Loan Trust, Ser. 2005-12, Class 3CB1	Caa2	6.000%	01/25/36	3,156	2,127,182
Banc of America Mortgage Securities, Inc., Ser. 2005-A, Class 2A1(d)	B2	2.873%	02/25/35	692	579,978
Banc of America Mortgage Securities, Inc., Ser. 2005-B, Class 2A1(d)	Caa1	2.831%	03/25/35	545	431,242
Chase Mortgage Finance Corp., Ser. 2007-A1, Class 1A5(d)	Ba2	2.818%	02/25/37	1,661	1,553,483
Countrywide Alternative Loan Trust, Ser. 2004-18CB, Class 3A1	Ba3	5.250%	09/25/19	727	740,003
JPMorgan Mortgage Trust, Ser. 2007-A1, Class 4A1(d)	B1	2.785%	07/25/35	1,119	985,417
MASTR Alternative Loans Trust, Ser. 2004-4, Class 4A1	Baa1	5.000%	04/25/19	235	241,832
Structured Adjustable Rate Mortgage Loan Trust, Ser. 2004-1, Class 4A3(d)	Baa1	2.488%	02/25/34	564	502,788
Washington Mutual Alternative Mortgage Pass-Through Certificates, Ser. 2005-1, Class 3A	A+(e)	5.000%	03/25/20	307	273,915

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (cost $8,717,400)					7,435,840

COMMERCIAL MORTGAGE-BACKED SECURITIES — 4.4%
Banc of America Commercial Mortgage, Inc., Ser. 2004-2, Class A4	Aaa	4.153%	11/10/38	2,800	2,887,024
Banc of America Commercial Mortgage, Inc., Ser. 2006-4, Class A3A	Aaa	5.600%	07/10/46	3,700	3,772,564
Banc of America Commercial Mortgage, Inc., Ser. 2007-3, Class A2(d)	Aaa	5.801%	06/10/49	3,965	4,017,641
Banc of America Commercial Mortgage, Inc., Ser. 2007-5, Class A3	AAA(e)	5.620%	02/10/51	1,920	2,013,610
Banc of America Merrill Lynch Commercial Mortgage, Inc., Ser. 2007-2, Class A3(d)	AAA(e)	5.794%	04/10/49	1,500	1,587,637
Bear Stearns Commercial Mortgage Securities, Inc., Ser. 2005-PW10, Class A4(d)	AAA(e)	5.405%	12/11/40	2,000	2,163,050
Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser. 2006-CD2, Class A4(d)	Aaa	5.526%	01/15/46	1,200	1,270,892

Commercial Mortgage Acceptance Corp., Ser. 1998-C2, Class F, 144A(d)	AA-(e)	5.440%	09/15/30	762	785,935
Commercial Mortgage Pass-Thru Certificates, Ser. 2006-C7, Class A4(d)	AAA(e)	5.943%	06/10/46	5,450	5,944,484
Commercial Mortgage Pass-Thru Certificates, Ser. 2006-C8, Class A2B	Aaa	5.248%	12/10/46	936	939,672
Credit Suisse First Boston Mortgage Securities Corp., Ser. 2004-C3, Class A4	Aaa	4.835%	07/15/36	672	682,071
Credit Suisse First Boston Mortgage Securities Corp., Ser. 2004-C4, Class A4	Aaa	4.283%	10/15/39	135	135,276
Credit Suisse First Boston Mortgage Securities Corp., Ser. 2005-C2, Class A4	Aa2	4.832%	04/15/37	1,900	2,003,084
Credit Suisse Mortgage Capital Certificates, Ser. 2006-C1, Class A4(d)	AAA(e)	5.595%	02/15/39	2,700	2,889,211
CW Capital Cobalt Ltd., Ser. 2007-C2, Class A2	Aaa	5.334%	04/15/47	538	544,241
CW Capital Cobalt Ltd., Ser. 2007-C3, Class A3(d)	AAA(e)	6.011%	05/15/46	2,200	2,332,664
GE Capital Commercial Mortgage Corp., Ser. 2005-C4, Class A4(d)	Aaa	5.492%	11/10/45	2,585	2,818,798
GE Capital Commercial Mortgage Corp., Ser. 2006-C1, Class A4(d)	AAA(e)	5.510%	03/10/44	2,060	2,208,995
GMAC Commercial Mortgage Securities, Inc., Ser. 2005-C1, Class A5	AAA(e)	4.697%	05/10/43	2,720	2,868,556
Greenwich Capital Commercial Funding Corp., Ser. 2005-GG3, Class A3	Aaa	4.569%	08/10/42	992	999,064
Greenwich Capital Commercial Funding Corp., Ser. 2005-GG5, Class A5(d)	Aaa	5.224%	04/10/37	8,050	8,546,009
Greenwich Capital Commercial Funding Corp., Ser. 2007-GG9, Class A2	Aaa	5.381%	03/10/39	3,714	3,736,291
GS Mortgage Securities Corp. II, Ser. 2006-GG6, Class AAB(d)	AAA(e)	5.587%	04/10/38	6,097	6,427,982
GS Mortgage Securities Corp. II, Ser. 2007-GG10, Class A2(d)	Aaa	5.778%	08/10/45	2,114	2,149,746
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2005-LDP1, Class ASB(d)	Aaa	4.853%	03/15/46	2,404	2,488,621
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2005-LDP2, Class ASB	Aaa	4.659%	07/15/42	4,139	4,280,123
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2005-LDP2, Class A3	Aaa	4.697%	07/15/42	557	563,643
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2005-LDP2, Class AM	Aa2	4.780%	07/15/42	1,000	997,459
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2005-LDP4, Class AM(d)	Aa2	4.999%	10/15/42	1,270	1,278,453
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2006-CB16, Class ASB	Aaa	5.523%	05/12/45	3,812	4,030,098
JPMorgan Chase Commercial Mortgage Securities Corp., I/O, Ser. 2006-LDP6, Class X2(d)	Aaa	0.226%	04/15/43	92,527	146,377
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2006-LDP7, Class A3A(d)	Aaa	6.072%	04/15/45	563	576,481
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2007-LD12, Class A2	Aaa	5.827%	02/15/51	2,041	2,081,568
LB-UBS Commercial Mortgage Trust, Ser. 2004-C6, Class A5(d)	AAA(e)	4.826%	08/15/29	3,910	3,975,684
LB-UBS Commercial Mortgage Trust, Ser. 2005-C7, Class AM(d)	AA(e)	5.263%	11/15/40	1,510	1,522,728
LB-UBS Commercial Mortgage Trust, Ser. 2006-C1, Class A2	AAA(e)	5.084%	02/15/31	3,145	3,166,754
LB-UBS Commercial Mortgage Trust, Ser. 2006-C3, Class A2	Aaa	5.532%	03/15/32	275	274,500
LB-UBS Commercial Mortgage Trust, Ser. 2006-C3, Class A4(d)	Aaa	5.661%	03/15/39	2,676	2,924,076
Merrill Lynch Mortgage Trust, Ser. 2004-KEY2, Class A3	Aaa	4.615%	08/12/39	2,000	2,091,046
Merrill Lynch Mortgage Trust, Ser. 2008-C1, Class A2	Aaa	5.425%	02/12/51	150	152,592
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2006-2, Class A4(d)	Aaa	6.097%	06/12/46	1,795	1,986,392
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2007-6, Class A2	Aaa	5.331%	03/12/51	5,000	5,033,060
Morgan Stanley Capital I, Ser. 2006-HQ8, Class A4(d)	Aaa	5.598%	03/12/44	1,500	1,638,547
Morgan Stanley Capital I, Ser. 2006-IQ11, Class A4(d)	AAA(e)	5.898%	10/15/42	2,600	2,833,415
Morgan Stanley Capital I, Ser. 2006-IQ12, Class A4	AAA(e)	5.332%	12/15/43	4,720	5,095,136
Morgan Stanley Capital I, Ser. 2007-HQ11, Class A31	Aaa	5.439%	02/12/44	1,230	1,273,979
Morgan Stanley Capital I, Ser. 2007-HQ11, Class AAB	Aaa	5.444%	02/12/44	4,600	4,781,061
Morgan Stanley Capital I, Ser. 2007-T27, Class AAB(d)	AAA(e)	5.795%	06/11/42	1,105	1,164,639
Wachovia Bank Commercial Mortgage Trust, Ser. 2006-C23, Class A4(d)	Aaa	5.418%	01/15/45	5,000	5,381,230
Wachovia Bank Commercial Mortgage Trust, Ser. 2006-C25, Class A4(d)	Aaa	5.923%	05/15/43	1,000	1,097,059

Wachovia Bank Commercial Mortgage Trust, Ser. 2006-C27, Class A2	Aaa	5.624%	07/15/45	51	50,830

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $117,707,854)					124,610,048

CORPORATE BONDS — 9.2%
Aerospace & Defense
L-3 Communications Corp., Gtd. Notes	Baa3	4.750%	07/15/20	515	532,983

Airlines — 0.2%
Continental Airlines 1998-1 Class A Pass Through Trust, Pass-thru Certs., Ser. 981A	Baa2	6.648%	09/15/17	236	235,538
Continental Airlines 2009-2 Class A Pass Through Trust, Pass-thru Certs., Ser. A	Baa2	7.250%	11/10/19	752	782,095
Continental Airlines, Inc., Pass Through Trust, Pass-thru Certs., Ser. 2010-A, Class A(b)	Baa2	4.750%	01/12/21	855	820,800
Delta Air Lines 2007-1 Class A Pass Through Trust, Pass-thru Certs., Ser. 071A	Baa1	6.821%	08/10/22	393	396,247
Delta Air Lines 2011-1 Class A Pass-Through Trust, Pass-thru Certs., Ser. A(b)	Baa2	5.300%	04/15/19	675	661,500
Delta Air Lines, Inc., Pass Through Trust, Pass-thru Certs., Ser. 2010-2, Class A(b)	Baa2	4.950%	05/23/19	754	731,144
Southwest Airlines Co., Sr. Unsec’d. Notes	Baa3	6.500%	03/01/12	1,005	1,025,930

					4,653,254

Automotive
Harley-Davidson Funding Corp., Gtd. Notes, 144A, MTN	Baa1	5.750%	12/15/14	500	545,261
Johnson Controls, Inc., Sr. Unsec’d. Notes	Baa1	5.500%	01/15/16	245	275,078

					820,339

Banking — 2.6%
American Express Co., Sr. Unsec’d. Notes	A3	8.125%	05/20/19	1,925	2,429,566
American Express Credit Corp., Sr. Unsec’d. Notes, MTN	A2	2.800%	09/19/16	2,030	2,019,933
Banco Bradesco SA (Brazil), Sub. Notes	A2	8.750%	10/24/13	1,760	1,918,400
Bank of America Corp., Jr. Sub. Notes, Ser. K(d)	Ba3	8.000%	12/29/49	2,200	1,870,330
Bank of America Corp., Sr. Unsec’d. Notes	Baa1	4.500%	04/01/15	595	563,908
Bank of America Corp., Sr. Unsec’d. Notes(b)	Baa1	5.000%	05/13/21	630	562,057
Bank of America Corp., Sr. Unsec’d. Notes	Baa1	6.000%	09/01/17	1,060	1,019,829
Bank of America Corp., Sr. Unsec’d. Notes, Ser. 1	Baa1	3.750%	07/12/16	870	791,536
Bank of America Corp., Sub. Notes(b)	Baa2	5.750%	08/15/16	1,775	1,642,858
Bank of America NA, Sub. Notes	A3	5.300%	03/15/17	930	839,938
Bank of America NA, Sub. Notes	A3	6.000%	10/15/36	410	374,462
Bear Stearns Cos. LLC (The), Sr. Unsec’d. Notes	Aa3	5.300%	10/30/15	515	555,988
Bear Stearns Cos. LLC (The), Sr. Unsec’d. Notes	Aa3	6.400%	10/02/17	330	374,682
Bear Stearns Cos. LLC (The), Sr. Unsec’d. Notes	Aa3	7.250%	02/01/18	1,175	1,385,078
Capital One Bank USA NA, Sub. Notes	Baa1	6.500%	06/13/13	20	21,344
Capital One Bank USA NA, Sub. Notes	Baa1	8.800%	07/15/19	1,300	1,531,550
Capital One Capital V, Ltd. Gtd. Notes	Baa3	10.250%	08/15/39	620	629,300
Capital One Capital VI, Ltd. Gtd. Notes	Baa3	8.875%	05/15/40	1,080	1,095,911
Citigroup, Inc., Sr. Unsec’d. Notes(b)	A3	3.953%	06/15/16	1,010	1,007,597
Citigroup, Inc., Sr. Unsec’d. Notes	A3	4.750%	05/19/15	2,265	2,321,043
Citigroup, Inc., Sr. Unsec’d. Notes	A3	5.375%	08/09/20	920	953,136
Citigroup, Inc., Sr. Unsec’d. Notes	A3	6.875%	03/05/38	215	233,431
Citigroup, Inc., Sr. Unsec’d. Notes	A3	8.125%	07/15/39	710	851,071
Citigroup, Inc., Sub. Notes	Baa1	5.000%	09/15/14	454	445,265
Citigroup, Inc., Sub. Notes	Baa1	5.625%	08/27/12	2,800	2,851,125
Citigroup, Inc., Sub. Notes	Baa1	6.125%	08/25/36	570	482,166
Citigroup, Inc., Unsec’d. Notes	A3	8.500%	05/22/19	1,895	2,288,819
Countrywide Financial Corp., Gtd. Notes, MTN(b)(f)	Baa1	5.800%	06/07/12	1,190	1,193,426
Depfa ACS Bank (Ireland), Covered Notes, 144A	Aa3	5.125%	03/16/37	1,380	1,054,506
Discover Bank, Sub. Notes	Ba1	7.000%	04/15/20	570	604,170
Discover Bank, Sub. Notes	Ba1	8.700%	11/18/19	900	1,028,291
Goldman Sachs Group, Inc. (The), Sr. Notes	A1	6.250%	02/01/41	270	262,553
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes(b)	A1	3.625%	02/07/16	2,000	1,947,150
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	5.250%	07/27/21	795	784,279
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	5.450%	11/01/12	600	618,509
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes(b)	A1	6.000%	06/15/20	1,000	1,028,665
Goldman Sachs Group, Inc. (The), Sub. Notes	A2	5.625%	01/15/17	1,190	1,154,380
Goldman Sachs Group, Inc. (The), Sub. Notes	A2	6.450%	05/01/36	1,615	1,467,647
Goldman Sachs Group, Inc. (The), Sub. Notes	A2	6.750%	10/01/37	104	95,133
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes(b)	Aa2	5.100%	04/05/21	2,980	3,068,655
Huntington BancShares, Inc., Sub. Notes	Baa3	7.000%	12/15/20	170	192,415
JPMorgan Chase & Co., Jr. Sub. Notes, Ser. 1(d)	Baa1	7.900%	04/29/49	2,000	2,060,020

JPMorgan Chase & Co., Sr. Unsec’d. Notes	Aa3	3.150%	07/05/16	3,210	3,189,154
JPMorgan Chase & Co., Sr. Unsec’d. Notes	Aa3	4.250%	10/15/20	2,930	2,936,944
JPMorgan Chase Capital XXVII, Ltd. Gtd. Notes, Ser. AA	A2	7.000%	11/01/39	1,500	1,505,401
Lloyds TSB Bank PLC (United Kingdom), Gtd. Notes., 144A, MTN	Aa3	5.800%	01/13/20	1,870	1,778,095
Lloyds TSB Bank PLC (United Kingdom), Gtd. Notes(b)	Aa3	6.375%	01/21/21	1,400	1,380,295
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes	Baa1	6.400%	08/28/17	35	33,934
Morgan Stanley, Sr. Unsec’d. Notes	A2	5.300%	03/01/13	265	267,213
Morgan Stanley, Sr. Unsec’d. Notes	A2	5.750%	01/25/21	1,400	1,288,094
Morgan Stanley, Sr. Unsec’d. Notes, MTN	A2	5.625%	09/23/19	1,415	1,327,370
Morgan Stanley, Sr. Unsec’d. Notes, MTN	A2	5.950%	12/28/17	510	494,539
Morgan Stanley, Sr. Unsec’d. Notes, MTN	A2	6.625%	04/01/18	105	104,167
Morgan Stanley, Sr. Unsec’d. Notes, Ser. G, MTN	A2	5.450%	01/09/17	2,345	2,261,935
MUFG Capital Finance 1 Ltd. (Cayman Islands), Gtd. Notes.(d)	Ba1	6.346%	07/25/49	800	808,024
PNC Funding Corp., Gtd. Notes	A3	2.700%	09/19/16	1,110	1,110,094
PNC Funding Corp., Gtd. Notes	A3	6.700%	06/10/19	440	528,238
Royal Bank of Scotland Group PLC (United Kingdom), Sr. Unsec’d. Notes	A1	6.400%	10/21/19	1,775	1,696,831
Toronto-Dominion Bank (The) (Canada), Covered Notes, 144A(b)	Aaa	1.625%	09/14/16	3,000	2,989,650
USB Capital XIII Trust, Ltd. Gtd. Notes	A2	6.625%	12/15/39	775	778,356
Wells Fargo Bank NA, Sub. Notes, Ser. AI	A1	4.750%	02/09/15	585	609,593
Wells Fargo Capital XIII, Ltd. Gtd. Notes, Ser. G, MTN(b)(d)	Baa3	7.700%	12/29/49	1,000	1,000,000

					73,708,049

Brokerage
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(g)	NR	5.250%	02/06/12	1,715	405,169
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(g)	NR	6.875%	05/02/18	700	170,625

					575,794

Cable — 0.3%
AT&T Broadband LLC, Gtd. Notes	Baa1	9.455%	11/15/22	255	367,927
Charter Communications Operating LLC/Charter Communications Operating Capital, Sec’d. Notes, 144A	Ba2	8.000%	04/30/12	2,130	2,161,950
Comcast Corp., Gtd. Notes	Baa1	6.400%	05/15/38	570	656,163
Comcast Corp., Gtd. Notes	Baa1	6.450%	03/15/37	155	178,309
Comcast Corp., Gtd. Notes	Baa1	6.500%	11/15/35	450	518,940
Comcast Corp., Gtd. Notes	Baa1	6.950%	08/15/37	605	725,235
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	Baa2	3.500%	03/01/16	920	949,279
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	Baa2	3.550%	03/15/15	165	172,081
DISH DBS Corp., Gtd. Notes(b)	Ba3	6.375%	10/01/11	1,000	1,000,102
Time Warner Cable, Inc., Gtd. Notes	Baa2	7.500%	04/01/14	345	390,234

					7,120,220

Capital Goods — 0.1%
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $459,646; purchased 10/10/07)(f)(h)	Baa1	5.800%	10/15/12	460	479,310
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $1,299,722; purchased 10/10/07)(f)(h)	Baa1	6.375%	10/15/17	1,302	1,509,341
ERAC USA Finance LLC, Gtd.Notes, 144A (original cost $376,709; purchased 10/10/07)(f)(h)	Baa1	7.000%	10/15/37	380	442,700
General Electric Co., Sr. Unsec’d. Notes	Aa2	5.250%	12/06/17	200	222,212
Illinois Tool Works, Inc., Sr. Unsec’d. Notes, 144A	A1	4.875%	09/15/41	215	239,379
Xylem, Inc., Gtd. Notes, 144A	Baa2	4.875%	10/01/21	1,260	1,294,909

					4,187,851

Chemicals — 0.1%
Dow Chemical Co. (The), Sr. Unsec’d. Notes	Baa3	7.600%	05/15/14	1,800	2,044,390
Dow Chemical Co. (The), Sr. Unsec’d. Notes(b)	Baa3	9.400%	05/15/39	432	667,231
ICI Wilmington, Inc., Gtd. Notes	Baa1	5.625%	12/01/13	720	774,626
PPG Industries, Inc., Sr. Unsec’d. Notes	Baa1	5.500%	11/15/40	150	171,531
Union Carbide Corp., Sr. Unsec’d. Notes	Baa3	7.500%	06/01/25	460	543,675

					4,201,453

Consumer — 0.2%
Fortune Brands, Inc., Sr. Unsec’d. Notes	Baa2	6.375%	06/15/14	727	805,050
Newell Rubbermaid, Inc., Sr. Unsec’d. Notes	Baa3	6.250%	04/15/18	1,700	1,934,765
Sealy Mattress Co., Sr. Sec’d. Notes, 144A	Ba3	10.875%	04/15/16	1,400	1,477,000
VF Corp., Sr. Unsec’d. Notes	A3	3.500%	09/01/21	620	630,281

					4,847,096

Electric — 0.6%
Arizona Public Service Co., Sr. Unsec’d. Notes	Baa2	6.250%	08/01/16	175	202,066
Baltimore Gas & Electric Co., Sr. Unsec’d. Notes	Baa2	6.350%	10/01/36	550	692,079
Carolina Power & Light Co., First Mtge. Bonds	A1	5.250%	12/15/15	525	601,323
CenterPoint Energy Houston Electric LLC, Genl. Ref. Mtge., Ser. J2	A3	5.700%	03/15/13	740	786,943
CenterPoint Energy Houston Electric LLC, Genl. Ref. Mtge., Ser. K2	A3	6.950%	03/15/33	590	777,730

Consolidated Edison Co. of New York, Inc., Sr. Unsec’d. Notes, Ser. 09-C	A3	5.500%	12/01/39	220	260,832
Consumers Energy Co., First Mtge. Bonds, Ser. D	A3	5.375%	04/15/13	325	345,202
Duke Energy Carolinas LLC, First Mtge. Bonds	A1	6.050%	04/15/38	550	706,594
El Paso Electric Co., Sr. Unsec’d. Notes	Baa2	6.000%	05/15/35	670	772,407
Empresa Nacional de Electricidad SA (Chile), Sr. Unsec’d. Notes	Baa2	8.625%	08/01/15	1,295	1,540,731
ENEL Finance International SA (Luxembourg), Gtd. Notes, 144A	A2	6.000%	10/07/39	1,280	1,078,999
Exelon Corp., Sr. Unsec’d. Notes	Baa1	4.900%	06/15/15	155	167,771
Exelon Generation Co. LLC, Sr. Unsec’d. Notes(b)	A3	6.250%	10/01/39	1,425	1,656,020
Florida Power & Light Co., First Mtge. Bonds	Aa3	5.950%	10/01/33	295	368,634
Georgia Power Co., Sr. Unsec’d. Notes, Ser. B	A3	5.700%	06/01/17	495	580,947
Iberdrola International BV (Netherlands), Gtd. Notes	A3	6.750%	09/15/33	145	157,234
Indiana Michigan Power Co., Sr. Unsec’d. Notes, Ser. INDF	Baa2	5.050%	11/15/14	460	498,943
Korea Hydro & Nuclear Power Co. Ltd. (South Korea), Sr. Unsec’d. Notes, 144A	A1	6.250%	06/17/14	1,000	1,079,474
Midamerican Energy Holdings Co., Sr. Unsec’d. Notes	Baa1	5.950%	05/15/37	300	352,996
National Rural Utilities Cooperative Finance Corp., Sr. Unsec’d. Notes, Ser. C, MTN	A2	7.250%	03/01/12	77	79,036
Nevada Power Co., Genl. Ref. Mtge., Ser. O	Baa2	6.500%	05/15/18	1,260	1,511,923
Niagara Mohawk Power Corp., Sr. Unsec’d. Notes, 144A	A3	4.881%	08/15/19	610	681,738
NSTAR, Sr. Unsec’d. Notes	A2	4.500%	11/15/19	615	675,018
Oncor Electric Delivery Co. LLC, Sr. Sec’d. Notes	Baa1	6.375%	01/15/15	345	394,440
Oncor Electric Delivery Co. LLC, Sr. Sec’d. Notes	Baa1	7.000%	09/01/22	475	598,578
Public Service Co. of New Mexico, Sr. Unsec’d. Notes	Baa3	7.950%	05/15/18	140	160,638
Public Service Electric & Gas Co., Sr. Sec’d. Notes, MTN	A2	5.800%	05/01/37	535	673,284
Xcel Energy, Inc., Sr. Unsec’d. Notes(b)	Baa1	4.800%	09/15/41	480	507,631
Xcel Energy, Inc., Sr. Unsec’d. Notes	Baa1	5.613%	04/01/17	199	224,619

					18,133,830

Energy — Integrated — 0.1%
BP Capital Markets PLC (United Kingdom), Gtd. Notes(b)	A2	4.500%	10/01/20	535	579,474
BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	5.250%	11/07/13	1,040	1,119,804

					1,699,278

Energy — Other — 0.4%
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	Ba1	6.375%	09/15/17	1,195	1,340,580
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	Ba1	6.450%	09/15/36	325	343,781
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	Ba1	6.950%	06/15/19	250	290,006
Cameron International Corp., Sr. Unsec’d. Notes(b)	Baa1	4.500%	06/01/21	2,200	2,309,237
Nabors Industries, Inc., Gtd. Notes, 144A	Baa2	4.625%	09/15/21	1,070	1,050,427
Occidental Petroleum Corp., Sr. Unsec’d. Notes	A2	3.125%	02/15/22	670	669,809
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	Ba1	6.875%	05/01/18	1,500	1,610,085
Weatherford International Ltd. (Bermuda), Gtd. Notes(b)	Baa2	5.125%	09/15/20	810	824,339
Woodside Finance Ltd. (Australia), Gtd. Notes, 144A	Baa1	5.000%	11/15/13	1,315	1,396,012

					9,834,276

Foods — 0.3%
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	Baa1	8.000%	11/15/39	1,285	1,910,439
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	Baa1	8.200%	01/15/39	250	377,465
ARAMARK Corp., Gtd. Notes	B3	8.500%	02/01/15	850	860,625
Bunge Ltd. Finance Corp., Gtd. Notes	Baa2	5.350%	04/15/14	1,040	1,097,550
Bunge Ltd. Finance Corp., Gtd. Notes	Baa2	8.500%	06/15/19	985	1,227,265
Cargill, Inc., Sr. Unsec’d. Notes, 144A (original cost $666,818; purchased 11/19/07)(f)(h)	A2	6.000%	11/27/17	670	791,786
Delhaize Group SA (Belgium), Gtd. Notes	Baa3	6.500%	06/15/17	480	561,072
Kroger Co. (The), Gtd. Notes	Baa2	6.750%	04/15/12	45	46,393
Smithfield Foods, Inc., Sr. Sec’d. Notes	Ba2	10.000%	07/15/14	1,321	1,499,335
Tyson Foods, Inc., Gtd. Notes	Ba1	6.850%	04/01/16	735	799,313

					9,171,243

Gaming — 0.1%
MGM Resorts International, Sr. Sec’d. Notes	Ba3	13.000%	11/15/13	1,260	1,436,400

Healthcare & Pharmaceutical — 0.1%
Genentech, Inc., Sr. Unsec’d. Notes	AA-(e)	4.750%	07/15/15	280	314,183
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	Baa2	5.625%	12/15/15	580	656,470
Merck & Co., Inc., Sr. Unsec’d. Notes	Aa3	5.950%	12/01/28	165	208,923
Watson Pharmaceuticals, Inc., Sr. Unsec’d. Notes	Baa3	6.125%	08/15/19	445	525,388
Wyeth, Gtd. Notes	A1	6.450%	02/01/24	60	77,744

					1,782,708

Healthcare Insurance — 0.3%
Aetna, Inc., Sr. Unsec’d. Notes	Baa1	6.500%	09/15/18	1,570	1,884,021
Aetna, Inc., Sr. Unsec’d. Notes	Baa1	6.625%	06/15/36	515	653,584
CIGNA Corp., Sr. Unsec’d. Notes	Baa2	5.875%	03/15/41	650	715,740

CIGNA Corp., Sr. Unsec’d. Notes	Baa2	6.150%	11/15/36	670	784,804
Coventry Health Care, Inc., Sr. Unsec’d. Notes	Baa3	6.125%	01/15/15	1,290	1,427,731
UnitedHealth Group, Inc., Sr. Unsec’d. Notes(b)	A3	5.950%	02/15/41	730	886,479
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	A3	6.000%	06/15/17	195	223,447
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	A3	6.500%	06/15/37	420	524,742
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	A3	6.625%	11/15/37	420	531,167
WellPoint, Inc., Sr. Unsec’d. Notes	Baa1	5.000%	12/15/14	860	943,126

					8,574,841

Insurance — 0.8%
Allied World Assurance Co. Holdings Ltd. (Switzerland), Gtd. Notes	Baa1	5.500%	11/15/20	525	529,533
American International Group, Inc., Sr. Unsec’d. Notes	Baa1	4.250%	05/15/13	580	578,602
American International Group, Inc., Sr. Unsec’d. Notes	Baa1	6.400%	12/15/20	1,055	1,074,824
American International Group, Inc., Sr. Unsec’d. Notes	Baa1	8.250%	08/15/18	990	1,097,363
AON Corp., Sr. Unsec’d. Notes	Baa2	3.125%	05/27/16	2,655	2,655,733
Axis Specialty Finance LLC, Gtd. Notes	Baa1	5.875%	06/01/20	1,030	1,056,373
Chubb Corp. (The), Jr. Sub Notes(d)	A3	6.375%	03/29/67	1,300	1,259,375
Liberty Mutual Group, Inc., Bonds, 144A	Baa2	7.000%	03/15/34	850	869,377
Lincoln National Corp., Jr. Sub Notes(d)	Ba1	6.050%	04/20/67	260	210,600
Lincoln National Corp., Sr. Unsec’d. Notes	Baa2	6.300%	10/09/37	492	476,728
Lincoln National Corp., Sr. Unsec’d. Notes	Baa2	7.000%	06/15/40	705	727,127
Lincoln National Corp., Sr. Unsec’d. Notes	Baa2	8.750%	07/01/19	605	717,088
MetLife, Inc., Sr. Unsec’d. Notes	A3	5.700%	06/15/35	835	892,611
MetLife, Inc., Sr. Unsec’d. Notes	A3	6.375%	06/15/34	400	469,269
MetLife, Inc., Sr. Unsec’d. Notes	A3	6.750%	06/01/16	430	494,554
New York Life Insurance Co., Sub. Notes, 144A(b)	Aa2	6.750%	11/15/39	660	815,900
Northwestern Mutual Life Insurance, Notes, 144A(b)	Aa2	6.063%	03/30/40	370	435,699
Ohio National Financial Services, Inc., Sr. Notes, 144A	Baa1	6.350%	04/01/13	1,120	1,181,721
Ohio National Financial Services, Inc., Sr. Notes, 144A	Baa1	6.375%	04/30/20	680	743,160
Pacific Life Insurance Co., Sub. Notes, 144A	A3	9.250%	06/15/39	995	1,336,148
Progressive Corp. (The), Jr. Sub Notes(d)	A2	6.700%	06/15/37	735	729,488
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A(b)	Aa2	6.850%	12/16/39	1,450	1,776,885
Unum Group, Sr. Unsec’d. Notes	Baa3	5.625%	09/15/20	350	385,544
W.R. Berkley Corp., Sr. Unsec’d. Notes	Baa2	5.600%	05/15/15	555	560,771
W.R. Berkley Corp., Sr. Unsec’d. Notes	Baa2	6.150%	08/15/19	460	501,555
XL Group PLC (Ireland), Sr. Unsec’d. Notes	Baa2	5.250%	09/15/14	85	88,502

					21,664,530

Lodging — 0.2%
Host Marriott LP, Gtd. Notes, Ser. O	Ba1	6.375%	03/15/15	750	746,250
Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec’d. Notes	Ba1	6.250%	02/15/13	1,645	1,694,350
Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec’d. Notes(b)	Ba1	6.750%	05/15/18	2,800	3,003,000

					5,443,600

Media & Entertainment — 0.3%
Gannett Co., Inc., Sr. Unsec’d. Notes	Ba2	6.375%	04/01/12	2,500	2,506,250
Historic TW, Inc., Gtd. Notes	Baa2	9.150%	02/01/23	505	692,532
News America, Inc., Gtd. Notes	Baa1	6.150%	03/01/37	620	662,377
News America, Inc., Gtd. Notes	Baa1	6.150%	02/15/41	1,315	1,390,983
News America, Inc., Gtd. Notes	Baa1	6.900%	08/15/39	90	102,497
Time Warner Cos., Inc., Gtd. Notes	Baa2	7.250%	10/15/17	790	946,027
Time Warner, Inc., Gtd. Notes	Baa2	6.200%	03/15/40	210	231,654
Time Warner, Inc., Gtd. Notes	Baa2	6.250%	03/29/41	1,465	1,671,408
Time Warner, Inc., Gtd. Notes	Baa2	7.625%	04/15/31	180	224,685
Viacom, Inc., Sr. Unsec’d. Notes	Baa1	6.750%	10/05/37	430	507,226

					8,935,639

Metals — 0.2%
Alcoa, Inc., Sr. Unsec’d. Notes	Baa3	5.400%	04/15/21	35	33,916
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes(b)	Baa3	6.125%	06/01/18	1,140	1,100,523
Newmont Mining Corp., Gtd. Notes	Baa1	6.250%	10/01/39	880	994,254
Rio Tinto Alcan, Inc. (Canada), Sr. Unsec’d. Notes	A-(e)	4.500%	05/15/13	115	120,368
Southern Copper Corp., Sr. Unsec’d. Notes	Baa2	7.500%	07/27/35	125	135,231
Steel Dynamics, Inc., Gtd. Notes	Ba2	7.375%	11/01/12	1,085	1,109,413
United States Steel Corp., Sr. Unsec’d. Notes	Ba2	5.650%	06/01/13	2,580	2,592,900
Vale Overseas Ltd. (Cayman Islands), Gtd. Notes(b)	Baa2	6.875%	11/10/39	815	876,125

					6,962,730

Non-Captive Finance — 0.4%
CIT Group, Inc., Sec’d. Notes, 144A	B2	7.000%	05/04/15	350	347,375
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN(b)(i)	Aa2	4.375%	09/16/20	1,375	1,399,133
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN(b)	Aa2	5.875%	01/14/38	1,060	1,086,465
General Electric Capital Corp., Sr. Unsec’d. Notes, Ser. G, MTN(i)	Aa2	6.000%	08/07/19	920	1,035,593
General Electric Capital Corp., Sr. Unsec’d. Notes, Ser. G, MTN	Aa2	6.875%	01/10/39	1,625	1,865,079

International Lease Finance Corp., Sr. Unsec’d. Notes(b)	B1	5.750%	05/15/16	375	333,305
International Lease Finance Corp., Sr. Unsec’d. Notes	B1	6.375%	03/25/13	1,850	1,799,125
SLM Corp., Sr. Notes, MTN	Ba1	6.250%	01/25/16	570	559,474
SLM Corp., Sr. Unsec’d. Notes, MTN(b)	Ba1	8.000%	03/25/20	1,050	1,036,557
SLM Corp., Sr. Unsec’d. Notes, MTN(b)	Ba1	8.450%	06/15/18	2,870	2,985,282

					12,447,388

Packaging
Sealed Air Corp., Sr. Unsec’d. Notes, 144A	B1	6.875%	07/15/33	515	447,655

Paper — 0.1%
Georgia-Pacific LLC, Gtd. Notes, 144A (original cost $288,298; purchased 10/27/10)(f)(h)	Baa3	5.400%	11/01/20	290	295,022
International Paper Co., Sr. Unsec’d. Notes	Baa3	7.950%	06/15/18	685	791,194
Rock-Tenn Co., Gtd. Notes	Ba2	9.250%	03/15/16	1,840	1,959,600

					3,045,816

Pipelines & Other — 0.2%
Energy Transfer Partners LP, Sr. Unsec’d. Notes(b)	Baa3	4.650%	06/01/21	1,445	1,371,668
NiSource Finance Corp., Gtd. Notes	Baa3	5.250%	09/15/17	245	265,800
NiSource Finance Corp., Gtd. Notes	Baa3	5.450%	09/15/20	350	379,670
ONEOK Partners LP, Gtd. Notes	Baa2	6.650%	10/01/36	145	168,596
Sempra Energy, Sr. Unsec’d. Notes	Baa1	6.000%	02/01/13	90	95,336
Spectra Energy Capital LLC, Gtd. Notes	Baa2	6.200%	04/15/18	3,190	3,603,721
Spectra Energy Capital LLC, Gtd. Notes	Baa2	6.250%	02/15/13	235	248,423

					6,133,214

Railroads — 0.1%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	A3	6.700%	08/01/28	670	857,622
CSX Corp., Sr. Unsec’d. Notes	Baa3	6.150%	05/01/37	715	879,354
Norfolk Southern Corp., Sr. Unsec’d. Notes	Baa1	5.590%	05/17/25	525	604,315
Norfolk Southern Corp., Sr. Unsec’d. Notes	Baa1	7.800%	05/15/27	18	25,570

					2,366,861

Real Estate Investment Trusts — 0.2%
Brandywine Operating Partnership LP, Gtd. Notes	Baa3	5.750%	04/01/12	361	366,038
HCP, Inc., Sr. Unsec’d. Notes(b)	Baa2	2.700%	02/01/14	750	738,879
Mack-Cali Realty LP, Sr. Unsec’d. Notes	Baa2	7.750%	08/15/19	765	906,968
Post Apartment Homes LP, Sr. Unsec’d. Notes	Baa3	5.450%	06/01/12	435	442,971
Post Apartment Homes LP, Sr. Unsec’d. Notes	Baa3	6.300%	06/01/13	660	700,466
ProLogis LP, Gtd. Notes	Baa2	6.875%	03/15/20	72	75,116
Simon Property Group LP, Sr. Unsec’d. Notes	A3	6.125%	05/30/18	2,800	3,148,197

					6,378,635

Retailers — 0.2%
CVS Caremark Corp., Sr. Unsec’d. Notes(b)	Baa2	6.125%	09/15/39	515	604,308
GameStop Corp./GameStop, Inc., Gtd. Notes	Ba1	8.000%	10/01/12	650	650,813
Lowe’s Cos., Inc., Sr. Unsec’d. Notes	A1	6.500%	03/15/29	385	492,920
Macy’s Retail Holdings, Inc., Gtd. Notes	Ba1	5.350%	03/15/12	390	396,001
Macy’s Retail Holdings, Inc., Gtd. Notes	Ba1	5.875%	01/15/13	2,000	2,085,466
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes	B2	9.250%	11/15/14	350	357,000
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes(b)	Aa2	5.625%	04/15/41	720	887,042

					5,473,550

Technology — 0.2%
Arrow Electronics, Inc., Sr. Unsec’d. Notes	Baa3	3.375%	11/01/15	400	395,895
Fiserv, Inc., Gtd. Notes	Baa2	3.125%	06/15/16	340	344,102
Intuit, Inc., Sr. Unsec’d. Notes	Baa1	5.400%	03/15/12	600	610,906
Motorola Solutions, Inc., Sr. Unsec’d. Notes	Baa2	8.000%	11/01/11	49	49,270
Seagate Technology HDD Holdings (Cayman Islands), Gtd. Notes(b)	Ba1	6.375%	10/01/11	1,000	1,000,092
Seagate Technology International (Cayman Islands), Sec’d. Notes, 144A	Baa3	10.000%	05/01/14	1,500	1,680,000
Xerox Corp., Sr. Unsec’d. Notes	Baa2	4.250%	02/15/15	2,720	2,877,156

					6,957,421

Telecommunications — 0.7%
America Movil SAB de CV (Mexico), Gtd. Notes	A2	5.000%	03/30/20	259	273,504
America Movil SAB de CV (Mexico), Gtd. Notes	A2	6.125%	03/30/40	590	613,600
AT&T Corp., Gtd. Notes	A2	8.000%	11/15/31	7	9,767
AT&T Mobility LLC, Sr. Unsec’d. Notes	A2	7.125%	12/15/31	405	532,146
AT&T, Inc., Sr. Unsec’d. Notes	A2	5.550%	08/15/41	1,070	1,151,981
AT&T, Inc., Sr. Unsec’d. Notes(b)	A2	6.550%	02/15/39	1,720	2,036,965
British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes	Baa2	9.875%	12/15/30	400	578,697
Embarq Corp., Sr. Unsec’d. Notes (original cost $367,380; purchased 05/04/11-05/11/11)(f)(h)	Baa3	7.082%	06/01/16	325	336,428

Embarq Corp., Sr. Unsec’d. Notes (original cost $1,626,279; purchased 05/12/06-04/10/07)(f)(h)	Baa3	7.995%	06/01/36	1,600	1,501,270
PCCW-HKT Capital Ltd. (Virgin Islands (US)), Gtd. Notes, 144A	Baa2	8.000%	11/15/11	2,370	2,381,842
Qwest Corp., Sr. Unsec’d. Notes	Baa3	8.875%	03/15/12	2,000	2,067,500
Telecom Italia Capital SA (Luxembourg), Gtd. Notes	Baa2	5.250%	11/15/13	320	312,792
Telecom Italia Capital SA (Luxembourg), Gtd. Notes	Baa2	7.175%	06/18/19	445	446,156
Telecom Italia Capital SA (Luxembourg), Gtd. Notes	Baa2	7.200%	07/18/36	1,030	941,561
Telefonica Emisiones SAU (Spain), Gtd. Notes	Baa1	5.877%	07/15/19	390	382,793
Telefonica Emisiones SAU (Spain), Gtd. Notes	Baa1	7.045%	06/20/36	210	209,847
United States Cellular Corp., Sr. Unsec’d. Notes	Baa2	6.700%	12/15/33	275	276,548
Verizon Communications, Inc., Sr. Unsec’d. Notes(b)	A3	6.100%	04/15/18	3,165	3,774,145
Windstream Corp., Gtd. Notes	Ba3	8.125%	08/01/13	1,000	1,052,500

					18,880,042

Tobacco — 0.2%
Altria Group, Inc., Gtd. Notes	Baa1	4.750%	05/05/21	1,000	1,034,370
Altria Group, Inc., Gtd. Notes	Baa1	9.700%	11/10/18	1,215	1,610,107
Altria Group, Inc., Gtd. Notes	Baa1	9.950%	11/10/38	140	199,512
Altria Group, Inc., Gtd. Notes	Baa1	10.200%	02/06/39	790	1,145,055
Lorillard Tobacco Co., Gtd. Notes	Baa2	3.500%	08/04/16	465	465,641
Lorillard Tobacco Co., Gtd. Notes(b)	Baa2	8.125%	06/23/19	325	380,740
Reynolds American, Inc., Gtd. Notes	Baa3	7.250%	06/15/37	320	359,292

					5,194,717

TOTAL CORPORATE BONDS (cost $250,852,090)					261,611,413

MORTGAGE-BACKED SECURITIES — 11.6%
Federal Home Loan Mortgage Corp.(d)		2.386%	06/01/36	1,029	1,082,721
Federal Home Loan Mortgage Corp.		3.500%	TBA 15 YR	1,000	1,041,875
Federal Home Loan Mortgage Corp.		4.000%	06/01/26 - 12/01/40	5,430	5,739,013
Federal Home Loan Mortgage Corp.		4.000%	TBA 15 YR	3,000	3,154,688
Federal Home Loan Mortgage Corp.		4.000%	TBA 30 YR	3,000	3,129,844
Federal Home Loan Mortgage Corp.		4.500%	02/01/19 - 10/01/39	16,069	17,045,976
Federal Home Loan Mortgage Corp.		4.500%	TBA 30 YR	19,500	20,624,296
Federal Home Loan Mortgage Corp.		5.000%	07/01/18 - 05/01/34	5,174	5,604,366
Federal Home Loan Mortgage Corp.		5.000%	TBA 30 YR	11,000	11,794,062
Federal Home Loan Mortgage Corp.(d)		5.227%	12/01/35	1,232	1,318,115
Federal Home Loan Mortgage Corp.		5.500%	12/01/33 - 05/01/38	6,142	6,690,631
Federal Home Loan Mortgage Corp.		5.500%	TBA 30 YR	12,000	12,956,249
Federal Home Loan Mortgage Corp.		6.000%	03/01/32 - 12/01/33	1,561	1,738,763
Federal Home Loan Mortgage Corp.		6.000%	TBA 30 YR	5,500	6,015,625
Federal Home Loan Mortgage Corp.		6.500%	12/01/14	93	96,638
Federal Home Loan Mortgage Corp.		7.000%	01/01/31 - 10/01/32	713	823,824
Federal National Mortgage Association(d)		2.016%	07/01/33	512	530,097
Federal National Mortgage Association		3.000%	TBA 15 YR	6,000	6,157,500
Federal National Mortgage Association		3.500%	06/01/39	2,411	2,479,870
Federal National Mortgage Association		3.500%	TBA 15 YR	11,500	12,006,719
Federal National Mortgage Association		4.000%	TBA 30 YR	6,000	6,270,000
Federal National Mortgage Association		4.000%	TBA 30 YR	25,500	26,727,187
Federal National Mortgage Association		4.500%	11/01/18 - 03/01/41	27,295	29,161,469
Federal National Mortgage Association		5.000%	10/01/18 - 02/01/36	16,284	17,592,803
Federal National Mortgage Association		5.500%	03/01/16 - 08/01/37	23,152	25,341,646
Federal National Mortgage Association(d)		5.581%	06/01/37	394	420,479
Federal National Mortgage Association		6.000%	04/01/13 - 05/01/38	17,688	19,573,285
Federal National Mortgage Association		6.000%	TBA 30 YR	6,000	6,570,000
Federal National Mortgage Association		6.500%	07/01/17 - 09/01/37	6,817	7,614,216
Federal National Mortgage Association		7.000%	02/01/32 - 07/01/32	467	537,515
Federal National Mortgage Association		7.500%	06/01/12 - 05/01/32	140	163,803
Government National Mortgage Association		4.000%	05/20/41	1,983	2,124,246
Government National Mortgage Association		4.000%	TBA 30 YR	4,000	4,278,125
Government National Mortgage Association		4.000%	TBA 30 YR	7,000	7,485,625
Government National Mortgage Association		4.500%	07/20/40 - 01/20/41	11,187	12,145,032
Government National Mortgage Association		4.500%	TBA 30 YR	500	541,718
Government National Mortgage Association		4.500%	TBA 30 YR	7,000	7,565,467
Government National Mortgage Association		4.500%	TBA 30 YR	8,000	8,671,249
Government National Mortgage Association		5.000%	TBA 30 YR	5,500	6,027,658
Government National Mortgage Association		5.000%	TBA 30 YR	7,000	7,686,875
Government National Mortgage Association		5.500%	11/15/32 - 02/15/36	6,687	7,434,256
Government National Mortgage Association		6.000%	02/15/33 - 10/15/34	2,806	3,143,845
Government National Mortgage Association		6.500%	10/15/23 - 07/15/35	3,002	3,442,525
Government National Mortgage Association		8.000%	01/15/24 - 04/15/25	81	95,092

TOTAL MORTGAGE-BACKED SECURITIES (cost $319,666,061)					330,644,988

MUNICIPAL BONDS — 0.4%
Bay Area Toll Authority, Revenue Bonds, BABs	Aa3	6.263%	04/01/49	1,325	1,712,496
Chicago O’Hare International Airport, Revenue Bonds, BABs	A1	6.395%	01/01/40	1,030	1,244,281
Metropolitan Government of Nashville & Davidson County Convention Center Authority, Revenue Bonds, BABs	Aa2	6.731%	07/01/43	1,000	1,171,650
New Jersey State Turnpike Authority, Revenue Bonds, Ser. F, BABs	A3	7.414%	01/01/40	1,070	1,521,454
New York City Transitional Finance Authority, Revenue Bonds, BABs	Aa1	5.767%	08/01/36	1,130	1,329,728
Ohio State University (The), Revenue Bonds, BABs	Aa1	4.910%	06/01/40	455	519,637
Ohio State Water Development Authority, Revenue Bonds, BABs	Aaa	4.879%	12/01/34	300	329,508
Oregon State Department of Transportation, Revenue Bonds, Ser. A, BABs	Aa2	5.834%	11/15/34	445	553,411
Pennsylvania Turnpike Commission, Revenue Bonds, Ser. B, BABs	Aa3	5.511%	12/01/45	550	634,805
Regional Transportation District, Revenue Bonds, Ser. 2010B, BABs	Aa2	5.844%	11/01/50	680	879,410
State of California, General Obligation Unlimited, BABs	A1	7.300%	10/01/39	1,270	1,530,185
State of California, General Obligation Unlimited, BABs	A1	7.500%	04/01/34	475	568,333
State of California, General Obligation Unlimited, BABs	A1	7.550%	04/01/39	245	303,185
State of California, General Obligation Unlimited, BABs	A1	7.625%	03/01/40	215	268,958
Texas State Transportation Commission, Revenue Bonds, Ser. B, BABs	Aaa	5.028%	04/01/26	335	401,293

TOTAL MUNICIPAL BONDS (cost $10,685,591)					12,968,334

NON-CORPORATE FOREIGN AGENCIES — 0.8%
Commonwealth Bank of Australia (Australia), 144A	Aaa	2.700%	11/25/14	7,435	7,809,203
Export-Import Bank of Korea (South Korea), Sr. Unsec’d. Notes	A1	4.000%	01/29/21	515	476,007
Export-Import Bank of Korea (South Korea), Sr. Unsec’d. Notes(b)	A1	5.125%	06/29/20	400	405,535
Kommunalbanken AS (Norway), Ser. Sr. Unsec’d. Notes, 144A	Aaa	1.000%	06/16/14	9,426	9,480,153
Kreditanstalt Fuer Wiederaufbau (Germany)	Aaa	2.375%	08/25/21	880	875,911
Pemex Project Funding Master Trust, Gtd. Notes	Baa1	8.625%	12/01/23	350	439,250
RSHB Capital SA For OJSC Russian Agricultural Bank (Luxembourg), Sr. Sec’d. Notes, 144A	Baa1	6.299%	05/15/17	2,190	2,157,150

TOTAL NON-CORPORATE FOREIGN AGENCIES (cost $21,240,524)					21,643,209

NON-CORPORATE SOVEREIGN
Qatar Government International Bond (Qatar), Sr. Unsec’d. Notes, 144A (cost $488,946)	Aa2	6.400%	01/20/40	490	596,575

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.3%
Federal Home Loan Banks		5.500%	07/15/36	1,080	1,393,988
Federal Home Loan Mortgage Corp.		2.000%	08/25/16	1,970	2,039,517
Federal Home Loan Mortgage Corp.		5.125%	11/17/17	630	758,090
Resolution Funding Corp. Interest Strip, Bonds(k)		1.810%	04/15/18	2,615	2,334,275
Western Corporate Federal Credit Union, Gtd. Notes.		1.750%	11/02/12	2,610	2,649,622

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $8,491,770)					9,175,492

U.S. GOVERNMENT TREASURY OBLIGATIONS — 5.8%
U.S. Treasury Bonds		3.500%	02/15/39	3,770	4,191,769
U.S. Treasury Bonds		3.750%	08/15/41	245	285,234
U.S. Treasury Bonds(j)		4.250%	11/15/40	570	720,783
U.S. Treasury Bonds		4.375%	05/15/40	1,260	1,621,859
U.S. Treasury Bonds		4.375%	05/15/41	7,795	10,070,205
U.S. Treasury Inflation Indexed Bonds		1.375%	01/15/20	5,809	6,466,137
U.S. Treasury Notes(b)		0.125%	08/31/13	610	608,499
U.S. Treasury Notes(b)		1.000%	08/31/16	4,477	4,488,192
U.S. Treasury Notes		1.000%	09/30/16	21,995	22,027,553
U.S. Treasury Notes		1.875%	09/30/17	6,760	7,018,252
U.S. Treasury Notes		1.875%	10/31/17	13,950	14,474,213
U.S. Treasury Notes(b)		2.125%	08/15/21	37	37,653
U.S. Treasury Notes		3.000%	09/30/16	9,555	10,503,784
U.S. Treasury Notes		4.250%	11/15/17	8,345	9,841,884
U.S. Treasury Notes		4.500%	05/15/17	8,455	10,023,800
U.S. Treasury Strips Coupon(l)		2.580%	05/15/24	18,495	13,384,166

U.S. Treasury Strips Coupon(l)	2.610%	08/15/24	6,520	4,667,942
U.S. Treasury Strips Coupon(l)	2.620%	11/15/24	4,590	3,253,516
U.S. Treasury Strips Coupon(l)	2.650%	02/15/25	4,500	3,156,768
U.S. Treasury Strips Coupon(l)	2.710%	08/15/25	1,055	724,563
U.S. Treasury Strips Coupon(l)	2.880%	11/15/23	10,490	7,746,414
U.S. Treasury Strips Coupon(l)	2.930%	02/15/24	10,000	7,309,890
U.S. Treasury Strips Coupon(l)	3.190%	05/15/25	5,000	3,470,320
U.S. Treasury Strips Coupon(l)	3.550%	05/15/27	2,280	1,459,038
U.S. Treasury Strips Coupon(l)	3.640%	11/15/27	9,450	5,924,687
U.S. Treasury Strips Coupon(l)	4.340%	08/15/33	10,730	5,464,231
U.S. Treasury Strips Principal(k)	0.480%	11/15/14	7,500	7,387,507

TOTAL U.S. GOVERNMENT TREASURY OBLIGATIONS (cost $152,393,465)				166,328,859

TOTAL LONG-TERM INVESTMENTS (cost $2,677,555,743)				2,733,493,830

SHORT-TERM INVESTMENTS — 19.0%
U.S. GOVERNMENT TREASURY OBLIGATION
U.S. Treasury Bill(m) (cost $1,599,867)	0.040%	12/15/11	1,600	1,599,952

			Shares
AFFILIATED MUTUAL FUNDS — 19.0%
Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund (cost $143,793,564)(n)			14,552,435	129,080,096
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $413,345,338; includes $268,728,668 of cash collateral received for securities on loan)(n)(o)			413,345,338	413,345,338

TOTAL AFFILIATED MUTUAL FUNDS (cost $557,138,902)				542,425,434

TOTAL SHORT-TERM INVESTMENTS (cost $558,738,769)				544,025,386

TOTAL INVESTMENTS , BEFORE SECURITY SOLD SHORT — 114.7% (cost $3,236,294,512)				3,277,519,216

			Principal Amount (000)#
SECURITY SOLD SHORT
MORTGAGE-BACKED SECURITY
Federal Home Loan Mortgage Corp. (proceeds received $1,090,469)	5.500%	TBA 30 Year	$ 1,000	(1,085,156)

TOTAL INVESTMENTS, NET OF SECURITY SOLD SHORT — 114.7% (cost $3,235,204,043)				3,276,434,060
LIABILITIES IN EXCESS OF OTHER ASSETS(p) (14.7)%				(419,435,639)

NET ASSETS — 100.0%				$2,856,998,421

The following abbreviations are used in portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ABS	Asset-Backed Security
BABs	Build America Bonds
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
I/O	Interest Only
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
NR	Not Rated by Moody’s or Standard & Poor’s
TBA	To Be Announced

#	Principal amount shown in U.S. dollars unless otherwise stated.
†	The ratings reflected are as of September 30, 2011. Ratings of certain bonds may have changed subsequent to that date.
(a)	Non-income producing security.

(b)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $254,702,937; cash collateral of $268,728,668 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(c)	Stapled Security — A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(d)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2011.
(e)	Standard & Poor’s Rating.
(f)	Indicates a security that has been deemed illiquid.
(g)	Represents issuer in default on interest payments and/or principal repayment; non-income producing security.
(h)	Indicates a restricted security; the aggregate original cost of such securities is $5,084,852. The aggregate value of $5,355,857 is approximately 0.2% of net assets.
(i)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(j)	Represents security, or a portion thereof, segregated as collateral for swap agreements.
(k)	Represents zero coupon bond. Rate shown reflects the effective yield at September 30, 2011.
(l)	Rate shown reflects the effective yield at September 30, 2011.
(m)	Rate quoted represents yield-to-maturity as of purchase date.
(n)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund and the Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund.
(o)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(p)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Open futures contracts outstanding at September 30, 2011:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2011	Unrealized Appreciation/ (Depreciation)
	Long Positions:
346	2 Year U.S. Treasury Notes	Dec. 2011	$76,289,551	$76,190,281	$(99,270)
256	5 Year U.S. Treasury Notes	Dec. 2011	31,352,773	31,356,000	3,227
32	10 Year U.S. Treasury Notes	Dec. 2011	4,163,414	4,163,000	(414)
23	U.S. Ultra Bond	Dec. 2011	3,599,028	3,648,375	49,347
350	S&P 500 E-mini	Dec. 2011	20,882,645	19,705,000	(1,177,645)

					(1,224,755)

	Short Position:
172	U.S. Long Bond	Dec. 2011	23,602,559	24,531,500	(928,941)

					$(2,153,696)

Interest rate swap agreements outstanding at September 30, 2011:

Counterparty	Termination Date	Notional Amount (000)#	Fixed Rate	Floating Rate	Fair Value	Upfront Premium Paid(Received)	Unrealized Appreciation/ (Depreciation)
Bank of America NA(2)	06/09/14	$9,425	1.031%	3 month LIBOR	$(118,517)	$—	$(118,517)
Citibank, NA(1)	07/20/21	6,335	3.035%	3 month LIBOR	581,492	—	581,492
Deutsche Bank AG(2)	09/14/16	3,300	1.206%	3 month LIBOR	4,084	—	4,084

					$467,059	$—	$467,059

(1)	Portfolio pays the floating rate and receives the fixed rate.
(2)	Portfolio pays the fixed rate and receives the floating rate.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

Credit default swap agreements outstanding at September 30, 2011:

Counterparty	Termination Date	Notional Amount (000)#(2)	Fixed Rate	Reference Entity/Obligation	Fair Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Credit Default Swaps on Corporate Issues - Buy Protection(1)
Barclays Bank PLC	09/20/12	$2,900	0.595%	Fortune Brands, Inc.	$(10,993)	$—	$(10,993)
Deutsche Bank AG	03/20/12	2,000	5.000%	Gannett Co., Inc.	(29,205)	(14,440)	(14,765)
Deutsche Bank AG	12/20/12	2,000	1.000%	Macy’s Retail Holdings, Inc.	(10,364)	29,207	(39,571)
Deutsche Bank AG	06/20/18	2,200	1.150%	Spectra Energy Capital LLC	21,732	—	21,732
Deutsche Bank AG	03/20/14	1,645	7.050%	Starwood Hotels & Resorts Worldwide	(206,100)	—	(206,100)
Deutsche Bank AG	06/20/13	2,000	1.000%	US Steel Corp.	130,771	54,522	76,249
JPMorgan Chase Bank	06/20/14	1,150	0.650%	Bunge Ltd. Finance Corp.	14,969	—	14,969
Merrill Lynch Capital Services, Inc.	06/20/18	1,800	3.050%	SLM Corp.	281,155	—	281,155
Merrill Lynch Capital Services, Inc.	06/20/18	500	1.130%	Spectra Energy Capital LLC	5,561	—	5,561
Merrill Lynch Capital Services, Inc.	06/20/18	2,800	1.450%	Starwood Hotels & Resorts Worldwide, Inc.	255,987	—	255,987
Morgan Stanley Capital Services, Inc.	03/20/12	500	5.000%	Gannett Co., Inc.	(7,301)	(3,724)	(3,577)
Morgan Stanley Capital Services, Inc.	06/20/18	1,700	1.000%	Newell Rubbermaid, Inc.	116,434	—	116,434
Morgan Stanley Capital Services, Inc.	06/20/18	2,800	0.970%	Simon Property Group L.P.	232,815	—	232,815

					$795,461	$65,565	$729,896

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities and mutual funds which trade at daily net asset value.

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$1,735,234,388	$24,500,035	$—
Exchange Traded Fund	62,075	—	—
Preferred Stocks	1,295,300	200,832	—
Rights	897	—	—
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	—	22,697,313	1,427,829
Residential Mortgage-Backed Securities	—	7,538,885	—
Bank Loans	—	5,521,518	—
Collateralized Mortgage Obligations	—	7,435,840	—
Commercial Mortgage-Backed Securities	—	124,610,048	—
Corporate Bonds	—	261,611,413	—
Mortgage-Backed Securities	—	330,644,988	—
Municipal Bonds	—	12,968,334	—
Non-Corporate Foreign Agencies	—	21,643,209	—
Non-Corporate Sovereign	—	596,575	—
U.S. Government Agency Obligations	—	9,175,492	—
U.S. Government Treasury Obligations	—	167,928,811	—
Affiliated Mutual Funds	542,425,434	—	—
Security Sold Short - Mortgage-Backed Security	—	(1,085,156)	—
Other Financial Instruments*
Futures Contracts	(2,153,696)	—	—
Interest Rate Swap Agreements	—	467,059	—
Credit Default Swap Agreements	—	729,896	—

Total	$2,276,864,398	$997,185,092	$1,427,829

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of September 30, 2011 categorized by risk exposure:

Derivative Fair Value at 09/30/2011
Credit contracts	$729,896
Equity contracts	(1,176,748)
Interest rate contracts	(508,992)

Total	$(955,844)

Global Portfolio

Schedule of Investments

as of September 30, 2011 (Unaudited)

Shares		Value
LONG-TERM INVESTMENTS — 93.9%
COMMON STOCKS — 93.6%
Australia — 2.5%
131,800	Bendigo and Adelaide Bank Ltd.	$ 1,067,571
124,191	BHP Billiton PLC	3,317,642
218,400	BlueScope Steel Ltd.	150,595
34,900	Caltex Australia Ltd.	359,699
204,700	Challenger Ltd.	830,248
214,250	Downer EDI Ltd.(a)	586,413
628,858	Goodman Fielder Ltd.	288,237
175,000	Metcash Ltd.	689,856
62,400	National Australia Bank Ltd.	1,325,458
447,200	OneSteel Ltd.	524,090
460,600	Pacific Brands Ltd.	294,569
419,500	Qantas Airways Ltd.(a)	562,344
13,100	Rio Tinto Ltd.	767,311
104,600	TABCORP Holdings Ltd.	257,757
305,800	Telstra Corp. Ltd.	910,740
55,600	Westpac Banking Corp.	1,076,706

		13,009,236

Austria — 0.6%
21,777	Andritz AG	1,773,009
32,300	OMV AG	961,455
14,500	Voestalpine AG	419,154

		3,153,618

Belgium — 0.2%
86,100	AGFA-Gevaert NV(a)	222,205
18,200	Delhaize Group SA	1,063,954

		1,286,159

Brazil — 0.8%
85,303	Itau Unibanco Holding SA, ADR	1,323,903
271,100	Petroleo Brasileiro SA	3,006,215

		4,330,118

Canada — 1.1%
74,553	Alimentation Couche Tard, Inc. (Class B Stock)	2,091,667
94,461	Brookfield Asset Management, Inc. (Class A Stock)	2,602,401
24,400	Canadian Pacific Railway Ltd.	1,173,396

		5,867,464

China — 0.9%
39,112	Baidu, Inc., ADR(a)	4,181,464
57,447	China Vanke Co. Ltd. (Class B Stock)	49,358
43,429	Youku.com, Inc., ADR(a)(b)	710,498

		4,941,320

Denmark — 0.7%
49,400	H Lundbeck A/S	940,069
27,151	Novo Nordisk A/S (Class B Stock)	2,707,883

		3,647,952

Finland — 0.2%
83,800	Nokia Oyj	473,868
56,200	Tieto Oyj	706,875

		1,180,743

France — 5.4%
47,100	AXA SA	612,763
100,408	BNP Paribas SA	3,958,336
65,111	Cie de Saint-Gobain	2,484,065
29,425	Cie Generale des Etablissements Michelin (Class B Stock)	1,759,844
32,882	Cie Generale d’Optique Essilor International SA	2,364,634
5,200	Ciments Francais SA	432,102
105,684	Credit Agricole SA	726,821
26,983	Dassault Systemes SA	1,905,404
31,800	France Telecom SA	520,465
10,700	Rallye SA	307,411
12,300	Renault SA	407,418
41,490	Sanofi	2,729,072

28,000	SCOR SE	603,989
14,658	Societe Generale	383,713
14,269	Thales SA	446,012
43,500	Total SA	1,919,190
54,900	Total SA, ADR(b)	2,408,463
17,300	Valeo SA	727,209
56,323	Vinci SA	2,415,796
86,100	Vivendi SA	1,752,985

		28,865,692

Germany — 5.1%
14,800	Allianz SE	1,387,189
6,200	Aurubis AG	313,469
52,424	BASF SE	3,196,044
59,438	Bayer AG	3,280,009
41,978	Bayerische Motoren Werke AG	2,773,111
14,363	Brenntag AG	1,245,981
16,000	Daimler AG	711,589
26,100	Deutsche Bank AG	904,397
34,300	E.ON AG	744,172
42,274	Fresenius Medical Care AG & Co. KGaA	2,867,824
11,800	Hannover Rueckversicherung AG	533,495
12,430	Lanxess AG	596,264
14,800	Merck KGaA	1,212,244
10,300	Metro AG	437,220
7,200	Muenchener Rueckversicherungs AG	894,215
13,300	Rheinmetall AG	623,847
21,600	RWE AG	796,783
72,725	SAP AG	3,700,403
36,700	ThyssenKrupp AG	901,768

		27,120,024

Greece
15,700	Alpha Bank AE	27,387

Hong Kong — 1.6%
440,000	Cathay Pacific Airways Ltd.	718,095
966,070	Chaoda Modern Agriculture Holdings Ltd.	122,815
1,445,000	First Pacific Co. Ltd.	1,275,385
2,393,000	Hutchison Port Holdings Trust (Class U Stock)	1,615,275
742,000	Indofood Sukses Makmur Tbk PT	421,712
180,000	Kingboard Chemical Holdings Ltd.	484,854
612,000	Li & Fung Ltd.	1,021,172
2,316,000	Noble Group Ltd.	2,310,596
2,676,000	Singamas Container Holdings Ltd.	440,511

		8,410,415

Indonesia — 0.3%
2,601,500	Bank Rakyat Indonesia Persero Tbk PT	1,703,382

Ireland — 0.3%
29,153	Accenture PLC (Class A Stock)	1,535,780
42,100	Allied Irish Banks PLC(a)	2,207
83,300	Bank of Ireland (Governor & Co.)	8,461
51,300	Irish Life & Permanent Group Holdings PLC(a)	2,062

		1,548,510

Israel — 1.3%
176,900	Bank Hapoalim BM	610,777
59,658	Check Point Software Technologies Ltd.(a)(b)	3,147,556
11,400	Elbit Systems Ltd.	443,896
4,000	Teva Pharmaceutical Industries Ltd.	148,201
61,604	Teva Pharmaceutical Industries Ltd., ADR	2,292,901

		6,643,331

Italy — 1.1%
38,200	Banco Popolare Societa Cooperativa SCRL	63,160
359,400	Enel SpA	1,586,464
88,000	ENI SpA	1,548,156
43,100	Finmeccanica SpA	298,217
19,900	Fondiaria-Sai SpA(a)	41,517
47,355	Saipem SpA	1,662,031
796,300	Telecom Italia SpA	865,186

		6,064,731

Japan — 7.9%
22,700	Alpine Electronics, Inc.	292,543
52,100	Aoyama Trading Co. Ltd.	903,443
46,900	Circle K Sunkus Co. Ltd.	789,226
72,800	COMSYS Holdings Corp.	717,053
13,700	Daito Trust Construction Co. Ltd.	1,256,004
18,400	Fast Retailing Co. Ltd.	3,295,387
158,000	Fukuoka Financial Group, Inc.	661,101
49,400	Hitachi Capital Corp.	615,760
87,400	ITOCHU Corp.	835,179
24,300	Itochu Techno-Solutions Corp.	1,093,248
101,400	JX Holdings, Inc.	569,126
230	KDDI Corp.	1,583,403
44,800	Keihin Corp.	768,276
19,700	K’s Holdings Corp.	773,032
173,100	Kurabo Industries Ltd.	344,294
81,900	Kyowa Exeo Corp.	781,542
176,000	Marubeni Corp.	982,777
34,500	Mitsubishi Corp.	702,407
140,200	Mitsubishi UFJ Financial Group, Inc.	643,470
56,300	Mitsui & Co. Ltd.	815,521
801,800	Mizuho Financial Group, Inc.	1,174,144
21,400	Murata Manufacturing Co. Ltd.	1,161,897
124,000	Nichirei Corp.	573,572
54,000	Nippon Electric Glass Co. Ltd.	490,698
68,000	Nippon Shokubai Co. Ltd.	842,759
37,000	Nippon Telegraph & Telephone Corp.	1,772,601
95,000	Nissan Shatai Co. Ltd.	777,975
900	NTT DoCoMo, Inc.	1,639,844
30,860	ORIX Corp.	2,422,123
210,000	Sankyu, Inc.	989,050
65,000	Seino Holdings Corp.	528,563
30,700	Shimachu Co. Ltd.	739,445
121,600	Softbank Corp.	3,558,023
126,900	Sumitomo Corp.	1,570,205
59,300	Sumitomo Mitsui Financial Group, Inc.	1,670,812
64,070	Sumitomo Mitsui Trust Holdings, Inc.	212,065
10,900	Takeda Pharmaceutical Co. Ltd.	516,968
147,000	Toagosei Co. Ltd.	720,473
31,000	Toyo Suisan Kaisha Ltd.	850,173
34,300	Toyota Tsusho Corp.	586,823
100,000	Yokohama Rubber Co. Ltd. (The)	580,911

		41,801,916

Liechtenstein — 0.1%
2,578	Verwaltungs- und Privat-Bank AG	264,512

Macau — 0.1%
273,600	Wynn Macau Ltd.	647,013

Netherlands — 2.1%
56,800	Aegon NV(a)	230,231
206,600	ASM Pacific Technology Ltd.	2,016,675
59,047	ASML Holding NV	2,041,748
119,400	ING Groep NV CVA(a)	842,228
85,400	Koninklijke Ahold NV	1,004,317
20,400	Koninklijke DSM NV	886,961
82,600	Koninklijke KPN NV	1,087,924
87,602	Unilever NV CVA	2,772,892

		10,882,976

New Zealand — 0.1%
737,900	Air New Zealand Ltd.	609,039

Norway — 0.3%
54,100	DnB NOR ASA	539,170
45,100	Statoil ASA	967,750

		1,506,920

Peru — 0.4%
21,307	Credicorp Ltd.(b)	1,964,505

Portugal
43,600	Banco Espirito Santo SA	115,477

Singapore — 0.2%
976,000	CapitaMalls Asia Ltd.	899,433

South Africa — 0.3%
149,900	Truworths International Ltd.	1,303,043

Spain — 1.2%
93,900	Banco Bilbao Vizcaya Argentaria SA	777,458
79,800	Banco Espanol de Credito SA	476,572
15,898	Banco Santander Chile, ADR(b)	1,168,185
186,100	Banco Santander SA	1,521,530
66,100	Repsol YPF SA	1,744,955
34,700	Telefonica SA	665,017

		6,353,717

Sweden — 0.4%
91,200	Boliden AB	937,837
25,100	Electrolux AB (Class B Stock)	369,118
53,400	Meda AB (Class A Stock)	487,285
15,700	NCC AB (Class B Stock)	255,506

		2,049,746

Switzerland — 3.7%
13,000	Baloise Holding AG	952,026
766,733	CIE Financiere Richemont SA, ADR	3,388,960
42,200	Clariant AG	381,276
36,700	Credit Suisse Group AG(a)	960,117
2,000	Georg Fischer AG(a)	693,493
57,892	Julius Baer Group Ltd.(a)	1,934,645
34,600	Novartis AG	1,932,815
11,764	Partners Group Holding AG	1,936,998
10,000	Roche Holding AG	1,615,121
378	Sika AG(a)	669,267
19,300	Swiss Reinsurance Co. Ltd.(a)	905,379
10,243	Syngenta AG(a)	2,661,828
32,000	UBS AG	366,034
6,700	Zurich Financial Services AG(a)	1,395,640

		19,793,599

United Kingdom — 12.8%
124,367	AMEC PLC	1,569,253
126,114	Amlin PLC	554,268
65,200	AstraZeneca PLC	2,893,552
144,400	Aviva PLC	679,098
23,034	Babcock International Group PLC	234,845
256,400	BAE Systems PLC	1,058,978
332,700	Barclays PLC	815,902
286,700	Beazley PLC	517,067
24,300	Berendsen PLC	162,595
78,106	Berkeley Group Holdings PLC(a)	1,438,356
288,000	BP PLC	1,726,761
78,467	British American Tobacco PLC	3,313,304
81,621	British Sky Broadcasting Group PLC	840,630
602,100	BT Group PLC	1,613,828
95,695	Burberry Group PLC	1,737,759
520,282	Centrica PLC	2,398,306
351,282	Compass Group PLC	2,834,015
104,200	Cookson Group PLC	695,146
94,700	Drax Group PLC	704,180
199,700	DS Smith PLC	540,816
74,400	GlaxoSmithKline PLC	1,535,256
259,200	Home Retail Group PLC	450,443
204,700	J Sainsbury PLC	871,629
70,539	Johnson Matthey PLC	1,730,223
365,500	Kesa Electricals PLC	474,850
483,800	Legal & General Group PLC	722,568
583,800	Logica PLC	708,966
160,800	Marks & Spencer Group PLC	783,026
339,130	Marston’s PLC	489,108
105,500	Mondi PLC	771,046

88,895	Next PLC	3,485,123
411,400	Old Mutual PLC	667,563
159,598	Pearson PLC	2,815,179
124,549	Petrofac Ltd.	2,303,836
1,525,600	Premier Foods PLC(a)	242,658
399,851	Prudential PLC	3,433,950
125,100	Rexam PLC	601,574
305,409	Rolls-Royce Holdings PLC(a)	2,807,557
263,527	Royal Bank of Scotland Group PLC(a)	94,277
132,400	Royal Dutch Shell PLC (Class B Stock)	4,119,605
33,250	Royal Dutch Shell PLC, ADR	2,045,540
300,200	RSA Insurance Group PLC	516,633
137,983	Scottish & Southern Energy PLC	2,768,932
125,247	Standard Chartered PLC	2,498,809
164,000	Thomas Cook Group PLC	101,088
95,957	Tullow Oil PLC	1,940,652
512,700	Vodafone Group PLC	1,321,377
320,700	WM Morrison Supermarkets PLC	1,445,956

		68,076,083

United States — 41.9%
31,900	3M Co.	2,290,101
42,209	Agilent Technologies, Inc.(a)	1,319,031
15,491	Allergan, Inc.	1,276,149
51,300	Allstate Corp. (The)	1,215,297
16,300	Altria Group, Inc.	437,003
20,872	Amazon.com, Inc.(a)(b)	4,513,153
10,700	AMC Networks, Inc. (Class A Stock)(a)	341,865
40,750	American Express Co.	1,829,675
18,000	Ameriprise Financial, Inc.	708,480
25,550	Amgen, Inc.	1,403,973
16,266	Apple, Inc.(a)	6,200,274
111,900	AT&T, Inc.(a)	3,191,388
1,860	AutoZone, Inc.(a)	593,693
56,400	Avon Products, Inc.	1,105,440
38,450	Baker Hughes, Inc.	1,774,852
259,700	Bank of America Corp.	1,589,364
13,650	Beam, Inc.(a)	738,192
30,855	Biogen Idec, Inc.(a)	2,874,143
12,450	Boeing Co. (The)	753,349
42,700	Cablevision Systems Corp. (Class A Stock)	671,671
48,750	Chevron Corp.	4,510,350
95,600	Cisco Systems, Inc.	1,480,844
14,300	Citigroup, Inc.	366,366
41,275	Coach, Inc.	2,139,284
6,900	Comcast Corp. (Class A Stock)	144,210
40,000	Comcast Corp. (Special Class A Stock)	827,600
8,794	Continental Resources, Inc.(a)	425,366
39,200	Covidien PLC(b)	1,728,720
21,908	Cummins, Inc.	1,789,007
59,910	Danaher Corp.	2,512,625
19,600	Dell, Inc.(a)	277,340
83,606	Dow Chemical Co. (The)	1,877,791
42,310	Eaton Corp.	1,502,005
27,900	Entergy Corp.	1,849,491
11,800	EQT Corp.	629,648
27,520	Estee Lauder Cos., Inc. (The) (Class A Stock)(b)	2,417,357
56,000	Exelon Corp.	2,386,160
51,800	Exxon Mobil Corp.(b)	3,762,234
91,800	Fifth Third Bancorp	927,180
9,054	Freeport-McMoRan Copper & Gold, Inc.	275,694
161,000	General Electric Co.	2,453,640
76,100	General Motors Co.(a)(b)	1,535,698
6,450	Goldman Sachs Group, Inc. (The)	609,847
2,736	Google, Inc. (Class A Stock)(a)	1,407,344
24,712	Green Mountain Coffee Roasters, Inc.(a)(b)	2,296,733
84,100	H&R Block, Inc.	1,119,371
102,747	Halliburton Co.	3,135,838
26,500	Hewlett-Packard Co.(b)	594,925
25,000	Home Depot, Inc. (The)(b)	821,750

24,350	Honeywell International, Inc.	1,069,208
46,850	Illinois Tool Works, Inc.	1,948,960
4,900	Ingersoll-Rand PLC	137,641
17,775	International Business Machines Corp.	3,111,158
68,700	International Paper Co.	1,597,275
44,150	Johnson & Johnson	2,812,796
106,400	JPMorgan Chase & Co.	3,204,768
24,350	Kellogg Co.	1,295,176
151,700	KeyCorp	899,581
15,850	Kimberly-Clark Corp.	1,125,509
14,250	Kohl’s Corp.	699,675
8,350	Liberty Media Corp. - Liberty Starz, Ser. A (Class A Stock)(a)	530,726
9,200	Lockheed Martin Corp.	668,288
75,500	Lowe’s Cos., Inc.	1,460,170
21,800	Madison Square Garden, Inc. (Class A Stock)(a)	497,040
83,300	Marsh & McLennan Cos., Inc.	2,210,782
49,696	McDonald’s Corp.	4,364,303
31,201	Mead Johnson Nutrition Co.	2,147,565
92,600	Merck & Co., Inc.	3,028,946
21,400	MetLife, Inc.	599,414
130,400	Microsoft Corp.	3,245,656
61,135	Monsanto Co.	3,670,545
123,600	Morgan Stanley(b)	1,668,600
39,000	Murphy Oil Corp.	1,722,240
22,340	National Oilwell Varco, Inc.	1,144,255
7,850	Newfield Exploration Co.(a)	311,566
50,954	NIKE, Inc. (Class B Stock)	4,357,076
49,000	NiSource, Inc.	1,047,620
76,700	NRG Energy, Inc.(a)(b)	1,626,807
18,200	Nucor Corp.	575,848
40,862	Occidental Petroleum Corp.	2,921,633
111,671	Oracle Corp.	3,209,425
25,103	O’Reilly Automotive, Inc.(a)(b)	1,672,613
16,500	PepsiCo, Inc.	1,021,350
185,100	Pfizer, Inc.	3,272,568
32,169	PPG Industries, Inc.	2,273,062
47,158	Praxair, Inc.	4,408,330
21,628	Precision Castparts Corp.	3,362,289
9,989	priceline.com, Inc.(a)(b)	4,489,656
27,850	Procter & Gamble Co. (The)(b)	1,759,563
26,550	Raytheon Co.	1,085,099
32,416	Red Hat, Inc.(a)	1,369,900
20,547	Rockwell Automation, Inc.	1,150,632
6,715	Salesforce.com, Inc.(a)	767,390
9,450	Schlumberger Ltd.	564,449
72,200	SLM Corp.	898,890
17,655	Sotheby’s	486,748
218,300	Southwest Airlines Co.	1,755,132
82,200	Spectra Energy Corp.	2,016,366
263,500	Sprint Nextel Corp.(a)	801,040
45,500	St Joe Co. (The)(a)(b)	682,045
113,939	Starbucks Corp.	4,248,785
35,200	State Street Corp.	1,132,032
37,800	TE Connectivity Ltd.	1,063,692
27,475	Tiffany & Co.	1,671,030
31,250	Time Warner Cable, Inc.	1,958,437
186,861	Time Warner, Inc.(b)	5,600,224
112,242	TJX Cos., Inc.	6,226,064
167,847	U.S. Bancorp	3,951,118
61,856	Union Pacific Corp.	5,051,780
14,700	United States Steel Corp.(b)	323,547
50,796	Visa, Inc. (Class A Stock)	4,354,233
40,000	Vulcan Materials Co.(b)	1,102,400
30,150	Wal-Mart Stores, Inc.	1,564,785
7,900	Waste Management, Inc.(b)	257,224
50,700	Wells Fargo & Co.	1,222,884
96,900	Western Union Co. (The)	1,481,601
101,600	Weyerhaeuser Co.	1,579,880

26,898	Wynn Resorts Ltd.	3,095,422
63,052	Yum! Brands, Inc.	3,114,138

		222,378,161

	TOTAL COMMON STOCKS (cost $533,301,217)	496,446,222

PREFERRED STOCK — 0.3%
United States
63,000	Wells Fargo & Co. (cost $1,510,954)	1,737,540

Units
RIGHTS
Spain
93,900	Banco Bilbao Vizcaya Argentaria SA (cost $0)(a)	13,838(c)

	TOTAL LONG-TERM INVESTMENTS (cost $534,812,171)	498,197,600

Shares
SHORT-TERM INVESTMENTS — 13.1%
Affiliated Money Market Mutual Fund — 13.1%
69,257,953	Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $69,257,953; includes $39,290,299 of cash collateral received for securities on loan)(d)(e)	69,257,953

Principal Amount (000)
	U.S. Government Obligation
$ 150	U.S. Treasury Bill, 0.077%, 8/23/2012 (cost $149,895)(f)(g)	149,855

	TOTAL SHORT-TERM INVESTMENTS (cost $69,407,848)	69,407,808

	TOTAL INVESTMENTS — 107.0% (cost $604,220,019)	567,605,408
	LIABILITIES IN EXCESS OF OTHER ASSETS(h) — (7.0)%	(37,194,540)

	NET ASSETS — 100.0%	$530,410,868

The following abbreviations are used in portfolio descriptions:

ADR	American Depositary Receipt
CHF	Swiss Franc
CVA	Certificate Van Aandelen (Bearer)
JPY	Japanese Yen
(a)	Non-income producing security.
(b)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $37,056,494; cash collateral of $39,290,299 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(c)	Amount represents fair value of derivative instruments subject to equity contracts risk exposure as of September 30, 2011.
(d)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(e)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(f)	Represent security, or a portion thereof, segregated as collateral for futures contracts.
(g)	Rate quoted represents yield-to-maturity as of purchase date.

(h)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at the reporting period end:

Open futures contracts outstanding at September 30, 2011:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2011	Unrealized Depreciation(1)
	Long Position:
9	S&P 500 E-MINI	Dec. 2011	$541,125	$506,700	$(34,425)

(1)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of September 30, 2011.

Forward currency contracts outstanding at September 30, 2011:

Purchase Contract	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Value at September 30, 2011	Unrealized Depreciation(2)
Swiss Franc expiring 12/19/11	Northern Trust	CHF	1,324	$1,482,145	$1,463,253	$(18,892)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Value at September 30, 2011	Unrealized Appreciation(2)
Swiss Franc expiring 12/19/11	Northern Trust	CHF	1,324	$1,525,082	$1,463,253	$61,829
Japanese Yen expiring 12/20/11	Bank of New York	JPY	196,147	2,568,193	2,546,224	21,969
Japanese Yen expiring 12/20/11	Bank of New York	JPY	201,219	2,630,530	2,612,064	18,466

				$6,723,805	$6,621,541	$102,264

(2)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of September 30, 2011.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally for stocks, exchange-traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Australia	$—	$13,009,236	$—
Austria	—	3,153,618	—
Belgium	—	1,286,159	—
Brazil	4,330,118	—	—
Canada	5,867,464	—	—
China	4,891,962	49,358	—
Denmark	—	3,647,952	—
Finland	—	1,180,743	—
France	2,408,463	26,457,229	—
Germany	—	27,120,024	—
Greece	—	27,387	—
Hong Kong	1,615,275	6,672,325	122,815
Indonesia	—	1,703,382	—
Ireland	1,537,842	10,668	—
Israel	5,440,457	1,202,874	—
Italy	—	6,064,731	—
Japan	643,470	41,158,446	—
Liechtenstein	264,512	—	—
Macau	—	647,013
Nethelands	—	10,882,976	—
New Zealand	—	609,039	—
Norway	—	1,506,920	—
Peru	1,964,505	—	—
Portugal	—	115,477	—
Singapore	—	899,433	—
South Africa	—	1,303,043	—
Spain	1,945,643	4,408,074	—
Sweden	—	2,049,746	—
Switzerland	4,294,339	15,499,260	—
United Kingdom	2,045,540	66,030,543	—
United States	222,378,161	—	—
Preferred Stock
United States	1,737,540	—	—
Rights
Spain	13,838	—	—
U.S. Government Obligation	—	149,855	—
Affiliated Money Market Mutual Fund	69,257,953	—	—
Other Financial Instruments*
Futures contracts	(34,425)	—	—
Forward Foreign Currency Exchange Contracts	—	83,372	—

Total	$330,602,657	$236,928,883	$122,815

Fair value of Level 2 investments at 12/31/10 was $21,877. $158,463,241 was transferred into Level 2 from Level 1 at 09/30/11 as a result of using third-party vendor modeling tools to reflect any significant market movements between the time at which the Portfolio valued its securities and the earlier closing of foreign markets.

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of September 30, 2011 was as follows:

Affiliated Money Market Mutual Fund (including 7.4% of collateral received for securities on loan)	13.1%
Oil, Gas & Consumable Fuels	7.5
Commercial Banks	6.7
Pharmaceuticals	6.2
Chemicals	4.5
Specialty Retail	3.8
Hotels, Restaurants & Leisure	3.6
Insurance	3.5
Software	3.3
Media	2.7
IT Services	2.4
Diversified Telecommunication	2.3
Energy Equipment & Services	2.3
Aerospace & Defense	2.3
Textiles, Apparel & Luxury Goods	2.2
Food Products	2.1
Diversified Financial Services	2.0
Capital Markets	2.0
Food & Staples Retailing	2.0
Internet & Catalog Retail	1.8
Electric Utilities	1.8
Trading Companies & Distributors	1.7
Wireless Telecommunication Services	1.7
Industrial Conglomerates	1.6
Metals & Mining	1.6
Machinery	1.6
Road & Rail	1.5
Computers & Peripherals	1.3
Internet Software & Services	1.2
Real Estate Management & Development	1.0
Automobiles	1.0
Multiline Retail	0.9
Auto Components	0.9
Biotechnology	0.8
Multi-Utilities	0.8
Construction & Engineering	0.8
Healthcare Equipment & Supplies	0.8
Semiconductors & Semiconductor	0.8
Tobacco	0.7
Airlines	0.7
Personal Products	0.7
Consumer Finance	0.6
Electronic Equipment & Instruments	0.6
Household Products	0.5
Healthcare Providers & Services	0.5
Building Products	0.5
Paper & Forest Products	0.4
Independent Power Producers & Energy Traders	0.4
Household Durables	0.4
Communications Equipment	0.4
Beverages	0.3
Transportation Infrastructure	0.3
Diversified Consumer Services	0.3
Real Estate Investment Trusts	0.3
Construction Materials	0.3
Life Sciences Tools & Services	0.2
Distributors	0.2
Commercial Services & Supplies	0.2
Electrical Equipment	0.2
Containers & Packaging	0.2

107.0
Liabilities in excess of other Assets	(7.0)

100.0%

Government Income Portfolio

Schedule of Investments

as of September 30, 2011 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 97.7%
Asset-Backed Securities — 1.3%
Citibank Credit Card Issuance Trust, Ser. 2007-A8, Class A8	5.650%	09/20/19	$ 1,500	$ 1,791,856
Small Business Administration Participation Certificates,
Ser. 1996-20J, Class 1	7.200%	10/01/16	1,225	1,330,224
Ser. 1997-20A, Class 1	7.150%	01/01/17	742	814,242
Ser. 1997-20G, Class 1	6.850%	07/01/17	411	449,224
Ser. 1998-20I, Class 1	6.000%	09/01/18	940	1,022,690

				5,408,236

Collateralized Mortgage Obligations — 2.2%
Federal Home Loan Mortgage Corp.,
Ser. 2002-2496, Class PM	5.500%	09/15/17	1,556	1,697,266
Ser. 2002-2501, Class MC	5.500%	09/15/17	559	598,048
Ser. 2002-2513, Class HC	5.000%	10/15/17	2,339	2,557,357
Ser. 2002-2518, Class PV	5.500%	06/15/19	1,687	1,717,464
Federal National Mortgage Association,
Ser. 2002-18, Class PC	5.500%	04/25/17	1,285	1,334,020
Ser. 2002-57, Class ND	5.500%	09/25/17	623	666,688
Merrill Lynch Mortgage Investors, Inc., Ser. 2003-E, Class A1(a)	0.855%	10/25/28	94	81,459
Structured Adjustable Rate Mortgage Loan Trust, Ser. 2004-1, Class 4A3(a)	2.488%	02/25/34	324	289,103

				8,941,405

Commercial Mortgage-Backed Securities — 11.4%
Banc of America Commercial Mortgage, Inc., Ser. 2007-1, Class A2	5.381%	01/15/49	2,416	2,419,228
Bear Stearns Commercial Mortgage Securities, Inc.,
Ser. 2004-T16, Class A5	4.600%	02/13/46	4,135	4,228,543
Ser. 2005-PW10, Class A4(a)	5.405%	12/11/40	2,000	2,163,050
Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser. 2007-CD4, Class A3	5.293%	12/11/49	1,800	1,865,999
Commercial Mortgage Pass-Thru Certificates, Ser. 2006-C7, Class A4(a)	5.943%	06/10/46	2,000	2,181,462
Credit Suisse First Boston Mortgage Securities Corp., Ser. 2005-C2, Class A4	4.832%	04/15/37	2,700	2,846,488
CW Capital Cobalt Ltd., Ser. 2007-C3, Class A3(a)	6.011%	05/15/46	1,300	1,378,393
Federal Home Loan Mortgage Corp.,
Ser. 2010-K005, Class A2	4.317%	11/25/19	2,600	2,884,473
Ser. 2010-K007, Class A2	4.224%	03/25/20	3,600	3,977,275
Ser. 2010-K009, Class A2	3.808%	08/25/20	2,900	3,125,534
Ser. 2011-K013, Class A2(a)	3.974%	01/25/21	3,400	3,715,051
Greenwich Capital Commercial Funding Corp., Ser. 2007-GG9, Class A2	5.381%	03/10/39	2,242	2,255,786
GS Mortgage Securities Corp. II, Ser. 2007-GG10, Class A2(a)	5.778%	08/10/45	1,922	1,954,315
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2007-LD11, Class A3(a)	6.005%	06/15/49	1,000	1,059,042
Merrill Lynch Mortgage Trust, Ser. 2006-C1, Class A4(a)	5.855%	05/12/39	2,000	2,208,308
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2007-9, Class A2	5.590%	09/12/49	2,591	2,632,519
Morgan Stanley Capital I, Ser. 2006-IQ12, Class A4	5.332%	12/15/43	1,800	1,943,060
NCUA Gtd. Notes, Ser. 2010-C1, Class A2	2.900%	10/29/20	2,000	2,095,977
Wachovia Bank Commercial Mortgage Trust,
Ser. 2006-C25, Class A4(a)	5.923%	05/15/43	2,000	2,194,118
Ser. 2006-C27, Class A2	5.624%	07/15/45	51	50,830

				47,179,451

Corporate Bonds — 1.5%
DEPFA ACS Bank (Ireland), Covered Notes, 144A	5.125%	03/16/37	1,520	1,161,485
Kommunalbanken AS (Norway), 144A, Ser. Sr. Unsec’d. Notes	1.000%	06/16/14	3,400	3,419,533

Kreditanstalt Fuer Wiederaufbau (Germany)	2.375%	08/25/21	660	656,933
Toronto-Dominion Bank (The) (Canada), Covered Notes, 144A	1.625%	09/14/16	1,200	1,195,860

				6,433,811

Mortgage-Backed Securities — 39.5%
Federal Home Loan Mortgage Corp.(a)	2.479%	05/01/34	761	805,910
Federal Home Loan Mortgage Corp.	4.000%	06/01/26 - 12/01/40	2,489	2,615,364
Federal Home Loan Mortgage Corp.	4.000%	TBA 15 Year	2,000	2,103,125
Federal Home Loan Mortgage Corp.	4.500%	TBA 30 Year	11,500	12,163,046
Federal Home Loan Mortgage Corp.	5.000%	06/01/33 - 05/01/34	5,271	5,683,698
Federal Home Loan Mortgage Corp.	5.500%	05/01/37 - 05/01/38	2,154	2,337,782
Federal Home Loan Mortgage Corp.	5.500%	TBA 30 Year(h)	3,000	3,239,062
Federal Home Loan Mortgage Corp.	6.000%	09/01/34	280	312,219
Federal Home Loan Mortgage Corp.	6.000%	TBA 30 Year(h)	2,000	2,187,500
Federal Home Loan Mortgage Corp.	6.500%	03/01/12 - 09/01/32	200	223,630
Federal Home Loan Mortgage Corp.	7.000%	09/01/12 - 10/01/32	79	91,357
Federal National Mortgage Association(a)	2.231%	07/01/33	2,331	2,437,255
Federal National Mortgage Association(a)	2.291%	04/01/34	278	292,273
Federal National Mortgage Association(a)	2.356%	06/01/34	628	659,083
Federal National Mortgage Association(a)	2.386%	04/01/34	553	582,958
Federal National Mortgage Association(a)	2.393%	08/01/33	1,365	1,427,627
Federal National Mortgage Association	3.000%	TBA 15 Year	9,500	9,749,375
Federal National Mortgage Association	3.500%	06/01/39	964	991,948
Federal National Mortgage Association	4.000%	TBA 30 Year	30,000	31,443,750
Federal National Mortgage Association	4.500%	05/01/40	8,542	9,137,578
Federal National Mortgage Association	4.500%	TBA 30 Year	5,500	5,834,297
Federal National Mortgage Association	5.000%	07/01/18 - 05/01/36	9,868	10,667,101
Federal National Mortgage Association	5.500%	01/01/17 - 11/01/36	18,366	20,238,518
Federal National Mortgage Association	6.000%	11/01/14 - 05/01/38	6,510	7,206,959
Federal National Mortgage Association	6.000%	TBA 30 Year(h)	1,500	1,642,500
Federal National Mortgage Association	6.500%	01/01/15 - 10/01/37	3,413	3,818,071
Federal National Mortgage Association	7.000%	02/01/12 - 01/01/36	594	682,368
Federal National Mortgage Association	7.500%	12/01/11 - 07/01/12	5	5,235
Federal National Mortgage Association	8.000%	03/01/22 - 02/01/26	22	25,717
Federal National Mortgage Association	9.000%	02/01/25 - 04/01/25	96	113,200
Government National Mortgage Association	4.000%	TBA 30 Year	500	534,688
Government National Mortgage Association	4.500%	07/20/40	971	1,054,171
Government National Mortgage Association	4.500%	TBA 30 Year	12,000	13,006,874
Government National Mortgage Association	4.500%	TBA 30 Year(h)	2,000	2,161,562
Government National Mortgage Association	5.000%	07/15/33 - 04/15/34	2,201	2,433,334
Government National Mortgage Association	5.000%	TBA 30 Year	2,000	2,196,250
Government National Mortgage Association	5.500%	03/15/34 - 03/15/36	1,807	2,005,859
Government National Mortgage Association	6.500%	07/15/32 - 08/15/32	439	508,045
Government National Mortgage Association	7.000%	03/15/23 - 08/15/28	1,052	1,217,032
Government National Mortgage Association	7.500%	12/15/25 - 02/15/26	185	216,233
Government National Mortgage Association	8.500%	09/15/24 - 04/15/25	257	307,746

				164,360,300

Municipal Bond — 0.2%
State of Utah, BABs, Ser. D	4.554%	07/01/24	630	738,927

U.S. Government Agency Obligations — 1.8%
Federal Home Loan Mortgage Corp.	2.000%	08/25/16	785	812,701
Federal Home Loan Mortgage Corp.	5.125%	11/17/17	1,270	1,528,213
Financing Corp. FICO, Ser. 1P(b)	1.780%	05/11/18	4,000	3,558,736
Tennessee Valley Authority	5.250%	09/15/39	870	1,114,357
Tennessee Valley Authority	5.500%	06/15/38	465	610,916

				7,624,923

U.S. Treasury Securities — 39.8%
U.S. Treasury Bonds	3.500%	02/15/39	1,545	1,717,847
U.S. Treasury Bonds	3.750%	08/15/41	90	104,780
U.S. Treasury Bonds	4.375%	05/15/40	4,245	5,464,122
U.S. Treasury Bonds	4.375%	05/15/41	2,876	3,715,447
U.S. Treasury Bonds	4.750%	02/15/41	2,230	3,047,085
U.S. Treasury Bonds(c)	8.875%	08/15/17	9,250	13,322,886
U.S. Treasury Notes	0.500%	05/31/13	550	552,320
U.S. Treasury Notes(c)	1.000%	08/31/16	1,845	1,849,613
U.S. Treasury Notes	1.000%	09/30/16	20,065	20,094,696
U.S. Treasury Notes	1.375%	01/15/13	2,000	2,029,454
U.S. Treasury Notes	1.875%	09/30/17	4,405	4,573,284

U.S. Treasury Notes	1.875%	10/31/17	1,725	1,789,822
U.S. Treasury Notes	2.625%	02/29/16	19,690	21,235,980
U.S. Treasury Notes	3.000%	09/30/16	3,920	4,309,244
U.S. Treasury Notes	3.125%	08/31/13	6,170	6,503,322
U.S. Treasury Notes	3.500%	05/31/13	1,220	1,285,050
U.S. Treasury Notes	4.500%	05/15/17	3,475	4,119,776
U.S. Treasury Strips Coupon(d)	0.580%	05/15/15	12,430	12,134,228
U.S. Treasury Strips Coupon(d)	1.020%	08/15/16	18,000	17,135,442
U.S. Treasury Strips Coupon(d)	2.580%	05/15/24	12,105	8,759,953
U.S. Treasury Strips Coupon(d)	2.610%	08/15/24	10,095	7,227,434
U.S. Treasury Strips Coupon(d)	2.620%	11/15/24	1,835	1,300,698
U.S. Treasury Strips Coupon(d)(e)	2.880%	11/15/23	6,935	5,121,199
U.S. Treasury Strips Coupon(d)	2.930%	02/15/24	6,500	4,751,429
U.S. Treasury Strips Coupon(d)	3.190%	05/15/25	5,815	4,035,982
U.S. Treasury Strips Coupon(d)	3.550%	05/15/27	5,240	3,353,228
U.S. Treasury Strips Coupon(d)	3.640%	11/15/27	3,700	2,319,719
U.S. Treasury Strips Coupon(d)	3.890%	08/15/29	3,700	2,170,002
U.S. Treasury Strips Coupon(d)	4.340%	08/15/33	2,725	1,387,701

				165,411,743

TOTAL LONG-TERM INVESTMENTS (cost $385,682,564)				406,098,796

SHORT-TERM INVESTMENTS — 26.1%
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund (cost $53,026,313)(f)			5,372,163	47,651,090
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $60,777,177; includes $17,342,606 of cash collateral received for securities on loan)(f)(g)			60,777,177	60,777,177

TOTAL AFFILIATED MUTUAL FUNDS (cost $113,803,490)				108,428,267

TOTAL INVESTMENTS — 123.8% (cost $499,486,054)				514,527,063
LIABILITIES IN EXCESS OF OTHER ASSETS(i) — (23.8)%				(98,762,871)

NET ASSETS — 100.0%				$415,764,192

The following abbreviations are used in portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
BABs	Build America Bonds
FICO	Financing Corp.
TBA	To Be Announced

#	Principal amount shown in U.S. dollars unless otherwise stated.

(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2011.
(b)	Represents zero coupon bond. Rate shown reflects the effective yield on September 30, 2011.

(c)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $16,843,778; cash collateral of $17,342,606 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(d)	Rate shown reflects the effective yield at September 30, 2011.
(e)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(f)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Taxable Money Market Fund and the Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund.
(g)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(h)	All or partial principal amount totaling $8,500,000 represents to-be-announced (“TBA”) securities acquired under mortgage dollar roll agreement.

(i)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Future contracts outstanding at September 30, 2011:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2011	Unrealized Appreciation/ (Depreciation)(1)
	Long Positions:
215	2 Year U.S. Treasury Notes	Dec. 2011	$47,405,577	$47,343,672	$(61,905)
151	5 Year U.S. Treasury Notes	Dec. 2011	18,494,673	18,495,141	468

					(61,437)

	Short Positions:
380	10 Year U.S. Treasury Notes	Dec. 2011	49,459,239	49,435,625	23,614
122	U.S. Long Bond	Dec. 2011	16,766,938	17,400,250	(633,312)

					(609,698)

					$(671,135)

(1)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2011.

Interest rate swap agreements outstanding at September 30, 2011:

Counterparty	Termination Date	Notional Amount (000)#	Fixed Rate	Floating Rate	Fair Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)(3)
Bank of America(2)	06/09/14	$3,400	1.031%	3 month LIBOR	$(42,754)	$—	$(42,754)
Barclays Bank PLC(1)	07/22/16	42,000	0.000%	3 month LIBOR	45,725	—	45,725
Citibank, NA(2)	07/20/21	4,550	3.035%	3 month LIBOR	417,646	—	417,646
Deutsche Bank AG(1)	09/14/16	1,320	1.206%	3 month LIBOR	1,634	—	1,634

					$422,251	$—	$422,251

#	Notional amount is shown in U.S. dollars unless otherwise stated.
LIBOR	London Interbank Offered Rate
(1)	Portfolio pays the floating rate and receives the fixed rate.
(2)	Portfolio pays the fixed rate and receives the floating rate.
(3)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2011.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities and mutual funds which trade at daily net asset value.

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities	$—	$5,408,236	$—
Collateralized Mortgage Obligations	—	8,941,405	—
Commercial Mortgage-Backed Securities	—	47,179,451	—
Corporate Bonds	—	6,433,811	—
Mortgage-Backed Securities	—	164,360,300	—
Municipal Bond	—	738,927	—
U.S. Government Agency Obligations	—	7,624,923	—
U.S. Treasury Securities	—	165,411,743	—
Affiliated Mutual Funds	108,428,267	—	—
Other Financial Instruments*
Futures Contracts	(671,135)	—	—
Interest Rate Swaps	—	422,251	—

Total	$107,757,132	$406,521,047	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

High Yield Bond Portfolio

Schedule of Investments

as of September 30, 2011 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 95.1%
ASSET-BACKED SECURITIES — 0.1%
Non-Residential Mortgage-Backed Security
Primus CLO Ltd. (Cayman Islands), Ser. 2007-2A, Class A, 144A(a)	Aa1	0.482%	07/15/21	$ 478	$ 432,460

Residential Mortgage-Backed Securities — 0.1%
Argent Securities, Inc., Ser. 2003-W8, Class M1(a)	B2	1.285%	12/25/33	143	108,743
Credit-Based Asset Servicing and Securitization LLC, Ser. 2007-CB1, Class AF2	Ca	5.470%	01/25/37	588	227,760
Morgan Stanley ABS Capital I, Ser. 2007-HE6, Class A2(a)	Ca	0.375%	05/25/37	100	33,093
Morgan Stanley Mortgage Loan Trust, Ser. 2006-12XS, Class A6A	Caa3	5.726%	10/25/36	442	240,779
Structured Asset Securities Corp., Ser. 2005-9XS, Class 2A1(a)	Caa2	0.535%	06/25/35	403	246,456

					856,831

TOTAL ASSET-BACKED SECURITIES (cost $1,408,074)					1,289,291

BANK LOANS — 4.0%
Automotive — 0.5%
Chrysler Group LLC(a)	Ba2	6.000%	05/24/17	11,072	9,693,055

Capital Goods
Capital Safety Group Ltd.(a)	B3	2.239%	07/20/15	176	164,230
Capital Safety Group Ltd.(a)	B3	2.971%	07/20/16	924	861,520

					1,025,750

Consumer — 0.4%
Realogy Corp.(a)	Caa2	13.500%	10/15/17	4,700	4,587,200
Visant Corp.(a)	Ba3	5.250%	12/22/16	4,268	3,896,456

					8,483,656

Electric — 0.4%
Texas Competitive Electric Holdings Co. LLC(a)	B2	3.746%	10/10/14	4,187	2,939,684
Texas Competitive Electric Holdings Co. LLC(a)	B2	4.746%	10/10/17	7,221	4,826,717

					7,766,401

Foods — 0.1%
BJ’s Wholesale Club, Inc.(a)	B3	10.000%	03/30/19	3,000	2,896,875

Gaming — 0.4%
Caesars Entertainment Operating Co., Inc.(a)	B3	3.253%	01/28/15	2,692	2,252,060
CCM Merger, Inc.(a)	B3	7.000%	03/01/17	5,204	5,015,250

					7,267,310

Technology — 2.1%
Blackboard, Inc.(a)	B1	7.500%	10/04/18	9,425	8,741,687
First Data Corp.(a)	B1	2.985%	09/24/14	207	180,607
First Data Corp.(a)	B1	2.985%	09/24/14	3,421	2,987,325
First Data Corp.(a)	B1	2.985%	09/24/14	3,962	3,458,413
First Data Corp.(a)	B1	4.358%	03/24/18	14,932	12,253,526
Interactive Data Corp.(a)	Ba3	4.500%	02/09/18	8,458	8,119,200
Sensata Technologies, Inc.(a)	B1	4.000%	05/12/18	3,392	3,295,409
Spansion LLC(a)	Ba3	4.750%	02/09/15	1,385	1,339,557
TransUnion LLC(a)	Ba3	4.750%	02/10/18	2,175	2,116,548

					42,492,272

Telecommunications — 0.1%
Level 3 Communications, Inc.(a)	B1	11.660%	03/13/14	1,500	1,560,000

TOTAL BANK LOANS (cost $86,777,317)					81,185,319

COLLATERALIZED MORTGAGE OBLIGATIONS — 0.1%
Adjustable Rate Mortgage Trust, Ser. 2005-7, Class 1A1(a)	Ca	2.769%	10/25/35	117	77,775
American Home Mortgage Assets, Ser. 2006-4, Class 1A12(a)	Ca	0.445%	10/25/46	56	27,670
American Home Mortgage Assets, Ser. 2006-5, Class A1(a)	Caa3	1.162%	11/25/46	444	191,482
American Home Mortgage Assets, Ser. 2007-3, Class 22A1	Ca	6.250%	06/25/37	183	83,894
American Home Mortgage Investment Trust, Ser. 2005-2, Class 4A1(a)	Ba3	2.037%	09/25/45	32	24,405
Banc of America Alternative Loan Trust, Ser. 2005-4, Class CB6(a)	Caa1	0.635%	05/25/35	83	54,515
Banc of America Funding Corp., Ser. 2006-B, Class 2A1(a)	Caa2	2.858%	03/20/36	211	140,951
Bear Stearns Adjustable Rate Mortgage Trust, Ser. 2005-10, Class A2(a)	CCC(b)	2.727%	10/25/35	500	470,089

Bear Stearns Adjustable Rate Mortgage Trust, Ser. 2007-3, Class 1A1(a)	CCC(b)	5.195%	05/25/47	63	40,949
Countrywide Alternative Loan Trust, Ser. 2005-43, Class 4A3(a)	D(b)	5.314%	10/25/35	48	28,546
Countrywide Alternative Loan Trust, Ser. 2005-62, Class 2A1(a)	Caa3	1.242%	12/25/35	108	62,725
Countrywide Alternative Loan Trust, Ser. 2006-HY13, Class 4A1(a)	CCC(b)	5.528%	02/25/37	56	36,035
Countrywide Alternative Loan Trust, Ser. 2006-OA1, Class 2A1(a)	Ca	0.441%	03/20/46	48	24,930
Countrywide Alternative Loan Trust, Ser. 2006-OA9, Class 2A1A(a)	Ca	0.441%	07/20/46	56	21,546
Countrywide Alternative Loan Trust, Ser. 2006-OA11, Class A1B(a)	Ca	0.425%	09/25/46	69	34,571
Citigroup Mortgage Loan Trust, Inc., Ser. 2007-10, Class 22AA(a)	D(b)	5.624%	09/25/37	125	74,832
Countrywide Home Loan Mortgage Pass-Through Trust, Ser. 2005-2, Class 2A1(a)	Caa2	0.555%	03/25/35	147	87,763
Downey Savings & Loan Association Mortgage Loan Trust, Ser. 2005- AR1, Class 2A1A(a)	Caa1	0.480%	03/19/45	17	11,157
First Horizon Alternative Mortgage Securities, Ser. 2006-FA2, Class 1A5	Caa3	6.000%	05/25/36	104	75,796
Harborview Mortgage Loan Trust, Ser. 2006-1, Class 2A1A(a)	Caa3	0.470%	03/19/36	444	258,146
Harborview Mortgage Loan Trust, Ser. 2006-5, Class 2A1A(a)	Caa3	0.410%	07/19/46	60	32,143
Harborview Mortgage Loan Trust, Ser. 2006-7, Class 2A1B(a)	C	0.480%	09/19/46	439	78,005
IndyMac Index Mortgage Loan Trust, Ser. 2005-AR13, Class 4A1(a)	Caa3	2.466%	08/25/35	99	71,811
IndyMac Index Mortgage Loan Trust, Ser. 2006-AR12, Class A1(a)	Caa2	0.425%	09/25/46	48	26,383
JPMorgan Mortgage Trust, Ser. 2007-S3, Class 1A96	CC(b)	6.000%	08/25/37	58	49,939
JPMorgan Mortgage Trust, Ser. 2007-S3, Class 1A97	CCC(b)	6.000%	08/25/37	116	99,880
MASTR Adjustable Rate Mortgages Trust, Ser. 2006-OA1, Class 1A1(a)	Caa2	0.445%	04/25/46	34	17,584
Residential Accredit Loans, Inc., Ser. 2006-QA2, Class 3A1(a)	Ca	5.500%	02/25/36	316	163,571
Residential Accredit Loans, Inc., Ser. 2007-QS4, Class 2A1(a)	Ca	0.565%	03/25/37	220	63,141
Residential Asset Securitization Trust, Ser. 2007-A5, Class 2A3	Caa2	6.000%	05/25/37	105	82,445
Structured Asset Mortgage Investments, Inc., Ser. 2006-AR6, Class 2A1(a)	Caa3	0.425%	07/25/46	63	33,255
SunTrust Alternative Loan Trust, Ser. 2006-1F, Class 3A(a)	Ca	0.585%	04/25/36	159	50,821
WaMu Mortgage Pass-Through Certificates, Ser. 2007-HY1, Class 2A3(a)	CCC(b)	5.585%	02/25/37	53	36,902
WaMu Mortgage Pass-Through Certificates, Ser. 2007-HY1, Class 4A1(a)	CCC(b)	2.643%	02/25/37	61	42,527
WaMu Mortgage Pass-Through Certificates, Ser. 2007-OA3, Class 2A1A(a)	Caa2	1.002%	04/25/47	62	41,053

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (cost $2,990,688)					2,717,237

CORPORATE BONDS — 90.6%
Aerospace & Defense — 2.4%
Alliant Techsystems, Inc., Gtd. Notes	Ba3	6.875%	09/15/20	2,375	2,375,000
BE Aerospace, Inc., Sr. Unsec’d. Notes	Ba3	8.500%	07/01/18	10,650	11,395,500
Colt Defense LLC/Colt Finance Corp., Sr. Unsec’d. Notes(c)(d)	Caa1	8.750%	11/15/17	4,325	2,865,312
Esterline Technologies Corp., Gtd. Notes	Ba3	6.625%	03/01/17	750	757,500
Esterline Technologies Corp., Gtd. Notes	Ba3	7.000%	08/01/20	5,400	5,548,500
Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes Co., Gtd. Notes(d)	Ca	8.500%	04/01/15	2,525	1,073,125
Moog, Inc., Sr. Sub. Notes	Ba3	6.250%	01/15/15	2,500	2,500,000
Moog, Inc., Sr. Sub. Notes	Ba3	7.250%	06/15/18	4,525	4,638,125
Sterling Merger, Inc., Sr. Notes, 144A(d)	Caa1	11.000%	10/01/19	5,750	5,462,500
TransDigm, Inc., Gtd. Notes	B3	7.750%	12/15/18	12,625	12,845,938

					49,461,500

Airlines
AMR Corp., Sr. Unsec’d. Notes, Ser. B, MTN	NR	10.550%	03/12/21	500	422,500

Automotive — 1.5%
Chrysler Group LLC, Sr. Sec’d. Notes, 144A(d)	B2	8.000%	06/15/19	2,575	2,008,500
Chrysler Group LLC, Sr. Sec’d. Notes, 144A	B2	8.250%	06/15/21	3,350	2,579,500
Dana Holding Corp., Sr. Unsec’d. Notes(d)	B3	6.500%	02/15/19	2,600	2,470,000
Delphi Corp., Gtd. Notes, 144A(d)	Ba3	5.875%	05/15/19	1,500	1,395,000
Delphi Corp., Gtd. Notes, 144A(d)	Ba3	6.125%	05/15/21	1,250	1,162,500
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Ba2	7.000%	04/15/15	2,950	3,097,500
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Ba2	7.800%	06/01/12	2,540	2,603,300
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Ba2	8.000%	12/15/16	1,300	1,418,573
Lear Corp., Gtd. Notes	Ba3	7.875%	03/15/18	5,075	5,227,250
Lear Corp., Gtd. Notes(d)	Ba3	8.125%	03/15/20	2,075	2,178,750
Navistar International Corp., Gtd. Notes(d)	B1	8.250%	11/01/21	3,705	3,802,256
TRW Automotive, Inc., Gtd. Notes, 144A	Ba2	8.875%	12/01/17	2,025	2,156,625

					30,099,754

Banking — 0.9%
Bank of America Corp., Jr. Sub. Notes, Ser. K(a)	Ba3	8.000%	12/29/49	8,845	7,519,577

BankAmerica Capital II, Ltd. Gtd. Notes, Ser. 2	Ba1	8.000%	12/15/26	1,000	930,000
HBOS PLC (United Kingdom), Sub. Notes, Ser. G, 144A, MTN	Baa3	6.750%	05/21/18	400	341,025
MBNA Capital A, Ltd. Gtd. Notes, Ser. A	Ba1	8.278%	12/01/26	2,750	2,557,500
Merrill Lynch & Co., Inc., Sub. Notes	Baa2	7.750%	05/14/38	1,090	1,012,781
Wells Fargo Capital XV, Ltd. Gtd. Notes(a)(d)	Baa3	9.750%	12/31/49	5,602	5,571,189

					17,932,072

Building Materials & Construction — 0.8%
Building Materials Corp. of America, Sr. Notes, 144A (original cost $1,488,750; purchased 09/27/10)(c)(e)	Ba3	6.875%	08/15/18	1,500	1,455,000
Building Materials Corp. of America, Sr. Sec’d. Notes, 144A (original cost $5,975,750; purchased 02/02/10-04/27/11)(c)(d)(e)	Ba1	7.000%	02/15/20	5,825	5,810,438
D.R. Horton, Inc., Gtd. Notes	Ba3	6.500%	04/15/16	900	891,000
K Hovnanian Enterprises, Inc., Gtd. Notes(d)	Caa3	11.875%	10/15/15	4,575	2,070,187
Standard Pacific Corp., Gtd. Notes	B3	8.375%	01/15/21	525	431,812
Standard Pacific Corp., Gtd. Notes(d)	B3	10.750%	09/15/16	3,875	3,797,500
Standard Pacific Corp., Sec’d. Notes(d)	B3	8.375%	05/15/18	1,550	1,317,500

					15,773,437

Cable — 4.7%
AT&T Broadband LLC, Gtd. Notes	Baa1	8.375%	03/15/13	100 (f)	110
Bresnan Broadband Holdings LLC, Gtd. Notes, 144A(d)	B3	8.000%	12/15/18	1,625	1,637,188
Cablevision Systems Corp., Sr. Unsec’d. Notes(d)	B1	7.750%	04/15/18	1,975	1,994,750
Cablevision Systems Corp., Sr. Unsec’d. Notes	B1	8.625%	09/15/17	5,025	5,232,281
CCH II LLC/CCH II Capital Corp., Gtd. Notes	B2	13.500%	11/30/16	2,650	3,021,349
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes(d)	B1	7.875%	04/30/18	1,350	1,373,625
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes	B1	8.125%	04/30/20	1,600	1,664,000
Cequel Communications Holdings I LLC and Cequel Capital Corp., Sr. Unsec’d. Notes, 144A	B3	8.625%	11/15/17	6,975	6,905,250
Charter Communications Operating LLC, Sec’d. Notes, 144A	Ba2	8.000%	04/30/12	13,934	14,143,010
CSC Holdings LLC, Sr. Unsec’d. Notes	Ba3	7.625%	07/15/18	1,850	1,933,250
CSC Holdings LLC, Sr. Unsec’d. Notes(d)	Ba3	7.875%	02/15/18	850	892,500
CSC Holdings LLC, Sr. Unsec’d. Notes	Ba3	8.500%	04/15/14	3,500	3,775,625
CSC Holdings LLC, Sr. Unsec’d. Notes	Ba3	8.500%	06/15/15	3,575	3,762,687
CSC Holdings LLC, Sr. Unsec’d. Notes	Ba3	8.625%	02/15/19	1,105	1,212,737
DISH DBS Corp., Gtd. Notes, 144A	Ba3	6.750%	06/01/21	825	787,875
Echostar DBS Corp., Gtd. Notes	Ba3	6.625%	10/01/14	3,000	3,033,750
Echostar DBS Corp., Gtd. Notes	Ba3	7.000%	10/01/13	7,075	7,340,313
Echostar DBS Corp., Gtd. Notes	Ba3	7.750%	05/31/15	25	25,625
ONO Finance II PLC (Ireland), Gtd. Notes, 144A(d)	Caa1	10.875%	07/15/19	1,625	1,137,500
Quebecor Media, Inc. (Canada), Sr. Unsec’d. Notes	B1	7.750%	03/15/16	1,130	1,130,000
Quebecor Media, Inc. (Canada), Sr. Unsec’d. Notes(d)	B1	7.750%	03/15/16	1,550	1,546,125
UPC Holding BV (Netherlands), Sec’d. Notes, 144A	B2	9.875%	04/15/18	16,600	16,600,000
Videotron Ltee (Canada), Gtd. Notes	Ba1	6.375%	12/15/15	3,450	3,467,250
Videotron Ltee (Canada), Gtd. Notes	Ba1	6.875%	01/15/14	153	153,000
Videotron Ltee (Canada), Gtd. Notes	Ba1	9.125%	04/15/18	9,200	10,028,000
Virgin Media Finance PLC (United Kingdom), Gtd. Notes, Ser. 1	Ba2	9.500%	08/15/16	3,700	3,996,000

					96,793,800

Capital Goods — 6.9%
Actuant Corp., Gtd. Notes	Ba3	6.875%	06/15/17	4,845	4,941,900
AE Escrow Corp., Sr. Unsec’d. Notes, 144A	B2	9.750%	03/15/20	3,850	3,696,000
Aguila 3 SA (Luxembourg), Sr. Sec’d. Notes, 144A	B2	7.875%	01/31/18	1,725	1,569,750
Altra Holdings, Inc., Sec’d. Notes	B1	8.125%	12/01/16	3,800	3,876,000
Amsted Industries, Inc., Sr. Notes, 144A (original cost $4,517,240; purchased 03/12/10)(c)(d)(e)	B1	8.125%	03/15/18	4,550	4,709,250
Aquilex Holdings LLC/Aquilex Finance Corp., Gtd. Notes	Caa3	11.125%	12/15/16	4,398	1,935,120
Ashtead Capital, Inc., Sec’d. Notes, 144A	B2	9.000%	08/15/16	10,664	10,557,360
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Gtd. Notes	B2	8.250%	01/15/19	1,125	1,029,375
Clean Harbors, Inc., Sr. Sec’d. Notes	Ba3	7.625%	08/15/16	5,950	6,202,875
Diversey, Inc., Gtd. Notes	B3	8.250%	11/15/19	4,715	5,622,637
Dycom Investments, Inc., Gtd. Notes	Ba3	7.125%	01/15/21	3,000	2,895,000
Griffon Corp., Gtd. Notes	Ba3	7.125%	04/01/18	1,775	1,566,437
Hertz Corp. (The), Gtd. Notes	B2	6.750%	04/15/19	7,225	6,556,688
Hertz Corp. (The), Gtd. Notes	B2	7.500%	10/15/18	2,825	2,697,875
Interline Brands, Inc., Gtd. Notes(d)	B2	7.000%	11/15/18	8,270	8,083,925
NES Rentals Holdings, Inc., Sec’d. Notes, 144A (original cost $2,972,490; purchased 04/01/10)(c)(e)	Caa2	12.250%	04/15/15	3,000	2,505,000
Park-Ohio Industries, Inc., Gtd. Notes	B3	8.125%	04/01/21	3,175	2,968,625
RBS Global, Inc./Rexnord LLC, Gtd. Notes(d)	Caa1	8.500%	05/01/18	8,800	8,426,000
RBS Global, Inc./Rexnord LLC, Gtd. Notes(d)	Caa2	11.750%	08/01/16	1,100	1,122,000
RSC Equipment Rental, Inc./RSC Holdings III LLC, Gtd. Notes(d)	Caa1	8.250%	02/01/21	3,600	3,114,000
RSC Equipment Rental, Inc./RSC Holdings III LLC, Gtd. Notes	Caa1	10.250%	11/15/19	2,425	2,376,500

RSC Equipment Rental, Inc./RSC Holdings III LLC, Sr. Sec’d. Notes, 144A	B1	10.000%	07/15/17	3,987	4,186,350
RSC Equipment Rental, Inc./RSC Holdings III LLC, Sr. Unsec’d. Notes	Caa1	9.500%	12/01/14	1,796	1,787,020
SPX Corp., Gtd. Notes(d)	Ba1	6.875%	09/01/17	4,925	5,048,125
SPX Corp., Sr. Unsec’d. Notes	Ba1	7.625%	12/15/14	10,280	10,999,600
Stena AB (Sweden), Sr. Unsec’d. Notes	Ba3	7.000%	12/01/16	250	217,500
Terex Corp., Sr. Sub. Notes(d)	Caa1	8.000%	11/15/17	6,405	5,668,425
Trimas Corp., Sec’d. Notes	B2	9.750%	12/15/17	4,375	4,571,875
United Rentals North America, Inc., Gtd. Notes(d)	Caa1	8.375%	09/15/20	3,725	3,417,688
United Rentals North America, Inc., Gtd. Notes	B2	10.875%	06/15/16	5,950	6,426,000
WireCo Worldgroup, Inc., Gtd. Notes, 144A	B2	9.750%	05/15/17	12,975	13,104,750

					141,879,650

Chemicals — 4.0%
CF Industries, Inc., Gtd. Notes	Ba1	6.875%	05/01/18	3,925	4,381,281
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, Sec’d. Notes(d)	Caa1	9.000%	11/15/20	14,850	10,877,625
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, Sr. Sec’d. Notes(d)	B3	8.875%	02/01/18	1,000	825,000
Huntsman International LLC, Gtd. Notes(d)	B1	5.500%	06/30/16	2,175	2,028,188
Huntsman International LLC, Gtd. Notes	B3	8.625%	03/15/21	1,225	1,172,937
Kinove German Bondco GmbH (Germany), Sr. Sec’d. Notes, 144A	B2	9.625%	06/15/18	4,950	4,479,750
Koppers, Inc., Gtd. Notes	B1	7.875%	12/01/19	5,075	5,265,312
Lyondell Chemical Co., Sec’d. Notes	Ba3	11.000%	05/01/18	12,550	13,554,000
Lyondell Chemical Co., Sr. Sec’d. Notes, 144A	Ba1	8.000%	11/01/17	3,447	3,714,143
Momentive Performance Materials, Inc., Sec’d. Notes	Caa1	9.000%	01/15/21	3,719	2,547,515
Nexeo Solutions LLC/Nexeo Solutions Finance Corp., Sr. Sub. Notes, 144A	B3	8.375%	03/01/18	6,375	6,295,312
Nova Chemicals Corp. (Canada), Sr. Unsec’d. Notes	Ba2	8.375%	11/01/16	8,756	9,193,800
Rhodia SA (France), Sr. Unsec’d. Notes, 144A	Baa2	6.875%	09/15/20	5,720	6,578,000
Rockwood Specialties Group, Inc., Gtd. Notes	B1	7.500%	11/15/14	1,225	1,234,188
Solutia, Inc., Gtd. Notes(d)	B1	7.875%	03/15/20	4,825	5,078,313
Solutia, Inc., Gtd. Notes	B1	8.750%	11/01/17	1,150	1,224,750
TPC Group LLC, Sr. Sec’d. Notes, 144A	B1	8.250%	10/01/17	4,550	4,459,000

					82,909,114

Consumer — 2.4%
American Achievement Corp., Sec’d. Notes, 144A (original cost $3,617,500; purchased 10/21/10-04/06/11)(c)(e)	B3	10.875%	04/15/16	3,625	2,755,000
Goodman Networks, Inc., Sr. Sec’d. Notes, 144A	B2	12.125%	07/01/18	4,850	4,534,750
Mac-Gray Corp., Gtd. Notes	B3	7.625%	08/15/15	6,650	6,733,125
Phillips-Van Heusen Corp., Sr. Unsec’d. Notes	Ba3	7.375%	05/15/20	2,108	2,197,590
Realogy Corp., Gtd. Notes	Caa3	12.000%	04/15/17	520	353,510
Realogy Corp., Gtd. Notes(d)	CC(b)	13.375%	04/15/18	900	597,375
Sealy Mattress Co., Sr. Sec’d. Notes, 144A	Ba3	10.875%	04/15/16	4,926	5,196,930
Service Corp. International, Sr. Unsec’d. Notes	Ba3	7.000%	06/15/17	4,143	4,288,005
Service Corp. International, Sr. Unsec’d. Notes	Ba3	7.000%	05/15/19	3,125	3,156,250
Stewart Enterprises, Inc., Gtd. Notes	B1	6.500%	04/15/19	5,690	5,505,075
Visant Corp., Gtd. Notes(d)	Caa1	10.000%	10/01/17	15,269	14,123,825

					49,441,435

Electric — 3.4%
AES Corp. (The), Sr. Notes, 144A(d)	B1	7.375%	07/01/21	5,425	5,126,625
AES Corp. (The), Sr. Unsec’d. Notes(d)	B1	7.750%	10/15/15	9,265	9,403,975
AES Corp. (The), Sr. Unsec’d. Notes(d)	B1	8.000%	10/15/17	550	552,750
AES Eastern Energy LP, Pass-thru Certs., Ser. 99-A	Caa2	9.000%	01/02/17	2,384	1,323,177
AES Red Oak LLC, Sr. Sec’d. Notes, Ser. A (original cost $1,520,634; purchased 10/31/03-03/03/09)(c)(e)	B2	8.540%	11/30/19	1,546	1,584,680
Calpine Corp., Sr. Sec’d. Notes, 144A	B1	7.250%	10/15/17	2,025	1,954,125
Calpine Corp., Sr. Sec’d. Notes, 144A(d)	B1	7.500%	02/15/21	14,225	13,584,875
Covanta Holding Corp., Sr. Unsec’d. Notes	Ba3	7.250%	12/01/20	3,055	3,049,131
Energy Future Holdings Corp., Sr. Sec’d. Notes	Caa3	9.750%	10/15/19	425	418,585
Mirant Corp., Sr. Notes, 144A(c)	NR	7.400%	07/15/49	1,825	1,825
Mirant Mid Atlantic Pass Through Trust A, Pass-thru Certs., Ser. A	Ba1	8.625%	06/30/12	43	43,584
Mirant Mid Atlantic Pass Through Trust B, Pass-thru Certs., Ser. B	Ba1	9.125%	06/30/17	9,480	9,669,443
North American Energy Alliance LLC/North American Energy Alliance Finance Corp., Sec’d. Notes, 144A (original cost $953,933; purchased 09/22/09)(c)(e)	Ba3	10.875%	06/01/16	976	1,012,600
NRG Energy, Inc., Gtd. Notes	B1	7.375%	01/15/17	925	953,906
NRG Energy, Inc., Gtd. Notes, 144A (original cost $8,134,375; purchased 01/11/11-01/14/11)(e)	B1	7.625%	01/15/18	8,125	7,556,250
NRG Energy, Inc., Gtd. Notes, 144A(d)	B1	7.625%	05/15/19	1,950	1,774,500
NRG Energy, Inc., Gtd. Notes, 144A	B1	7.875%	05/15/21	200	183,000

NRG Energy, Inc., Gtd. Notes(d)	B1	8.250%	09/01/20	7,175	6,780,375
NSG Holdings LLC/NSG Holdings, Inc., Sr. Sec’d. Notes, 144A	Ba2	7.750%	12/15/25	595	577,150
Reliant Energy Mid-Atlantic Power Holdings LLC, Pass-thru Certs., Ser. B(c)(d)	Ba1	9.237%	07/02/17	4,546	4,637,040

					70,187,596

Energy — Other — 6.0%
Chaparral Energy, Inc., Gtd. Notes	Caa1	8.250%	09/01/21	4,250	3,878,125
Cie Generale de Geophysique-Veritas (France), Gtd. Notes	Ba3	7.750%	05/15/17	2,150	2,117,750
Cie Generale de Geophysique-Veritas (France), Gtd. Notes	Ba3	9.500%	05/15/16	4,300	4,407,500
CITIC Resources Finance 2007 Ltd. (Virgin Islands (BR)), Gtd. Notes, 144A	Ba3	6.750%	05/15/14	25	22,250
Clayton Williams Energy, Inc., Gtd. Notes, 144A	Caa1	7.750%	04/01/19	4,475	3,848,500
Denbury Resources, Inc., Gtd. Notes(d)	B1	6.375%	08/15/21	4,000	3,880,000
Denbury Resources, Inc., Gtd. Notes(d)	B1	8.250%	02/15/20	5,293	5,557,650
Denbury Resources, Inc., Gtd. Notes	B1	9.750%	03/01/16	4,050	4,374,000
Forest Oil Corp., Gtd. Notes(d)	B1	7.250%	06/15/19	7,325	7,215,125
Harvest Operations Corp. (Canada), Gtd. Notes, 144A	Ba1	6.875%	10/01/17	10,300	10,300,000
Key Energy Services, Inc., Gtd. Notes	B1	6.750%	03/01/21	1,175	1,130,937
Linn Energy LLC/Linn Energy Finance Corp., Gtd. Notes, 144A	B2	6.500%	05/15/19	7,900	7,268,000
McMoRan Exploration Co., Gtd. Notes	Caa1	11.875%	11/15/14	6,975	7,184,250
MEG Energy Corp. (Canada), Gtd. Notes, 144A(d)	B3	6.500%	03/15/21	5,275	5,050,812
Newfield Exploration Co., Sr. Sub. Notes	Ba2	6.625%	04/15/16	3,435	3,469,350
Newfield Exploration Co., Sr. Sub. Notes(d)	Ba2	6.875%	02/01/20	1,635	1,684,050
Newfield Exploration Co., Sr. Sub. Notes	Ba2	7.125%	05/15/18	325	336,375
Parker Drilling Co., Gtd. Notes	B1	9.125%	04/01/18	875	883,750
Petrohawk Energy Corp., Gtd. Notes	B3	7.250%	08/15/18	800	914,000
Petrohawk Energy Corp., Gtd. Notes	B3	7.875%	06/01/15	3,775	4,034,531
Petroplus Finance Ltd. (Bermuda), Sr. Sec’d. Notes, 144A(d)	B2	6.750%	05/01/14	2,935	2,553,450
Pioneer Natural Resources Co., Gtd. Notes	Ba1	5.875%	07/15/16	1,950	2,059,847
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	Ba1	6.650%	03/15/17	7,100	7,600,479
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	Ba1	6.875%	05/01/18	4,840	5,195,208
Pioneer Natural Resources Co., Sr. Unsec’d. Notes(d)	Ba1	7.500%	01/15/20	3,950	4,433,745
Plains Exploration & Production Co., Gtd. Notes(d)	B1	6.625%	05/01/21	1,475	1,447,344
Plains Exploration & Production Co., Gtd. Notes	B1	7.625%	06/01/18	1,500	1,537,500
Plains Exploration & Production Co., Gtd. Notes	B1	7.750%	06/15/15	2,445	2,518,350
Plains Exploration & Production Co., Gtd. Notes	B1	10.000%	03/01/16	2,300	2,495,500
Precision Drilling Corp. (Canada), Gtd. Notes, 144A	Ba1	6.500%	12/15/21	1,075	1,058,875
Precision Drilling Corp. (Canada), Gtd. Notes	Ba1	6.625%	11/15/20	2,500	2,437,500
Range Resources Corp., Gtd. Notes	Ba3	5.750%	06/01/21	4,175	4,331,563
Range Resources Corp., Gtd. Notes	Ba3	6.750%	08/01/20	2,100	2,236,500
Range Resources Corp., Gtd. Notes	Ba3	7.500%	10/01/17	3,450	3,657,000
Range Resources Corp., Gtd. Notes(d)	Ba3	8.000%	05/15/19	1,623	1,777,185

					122,897,001

Foods — 5.4%
ARAMARK Corp., Gtd. Notes	B3	5.000%	06/01/12	564	561,180
ARAMARK Corp., Gtd. Notes	B3	8.500%	02/01/15	10,465	10,595,813
ARAMARK Holdings Corp., Sr. Unsec’d. Notes, PIK, 144A(d)	B3	8.625%	05/01/16	9,945	9,795,825
BI-LO LLC/BI-LO Finance Corp., Sr. Sec’d. Notes, 144A(d)	B2	9.250%	02/15/19	4,475	4,340,750
Bumble Bee Acquisition Corp., Sr. Sec’d. Notes, 144A	B2	9.000%	12/15/17	10,850	10,199,000
Darling International, Inc., Gtd. Notes	Ba3	8.500%	12/15/18	2,925	3,151,687
Dave & Buster’s, Inc., Gtd. Notes	Caa1	11.000%	06/01/18	2,450	2,431,625
Del Monte Foods Co., Gtd. Notes, 144A(d)	B3	7.625%	02/15/19	6,150	5,196,750
DineEquity, Inc., Gtd. Notes	B3	9.500%	10/30/18	1,500	1,488,750
Fiesta Restaurant Group, Sec’d. Notes, 144A	B2	8.875%	08/15/16	4,725	4,595,063
Ingles Markets, Inc., Sr. Unsec’d. Notes(d)	B1	8.875%	05/15/17	9,210	9,647,475
JBS USA LLC/JBS USA Finance, Inc., Gtd. Notes(c)	B1	11.625%	05/01/14	5,100	5,457,000
JBS USA LLC/JBS USA Finance, Inc., Sr. Unsec’d. Notes, 144A	B1	7.250%	06/01/21	5,000	4,125,000
Michael Foods, Inc., Gtd. Notes	Caa1	9.750%	07/15/18	12,025	12,415,813
OSI Restaurant Partners LLC, Gtd. Notes(d)	Caa3	10.000%	06/15/15	4,000	3,990,000
Pilgrim’s Pride Corp., Gtd. Notes, 144A(d)	Caa1	7.875%	12/15/18	875	667,187
Smithfield Foods, Inc., Sr. Sec’d. Notes	Ba2	10.000%	07/15/14	8,890	10,090,150
Stater Brothers Holdings, Inc., Gtd. Notes	B2	7.375%	11/15/18	1,025	1,045,500
Stater Brothers Holdings, Inc., Gtd. Notes(d)	B2	7.750%	04/15/15	1,750	1,785,000
SUPERVALU, Inc., Sr. Unsec’d. Notes(d)	B2	7.500%	11/15/14	6,299	6,173,020
Wendy’s/Arby’s Restaurants LLC, Gtd. Notes	B3	10.000%	07/15/16	2,100	2,210,250

					109,962,838

Gaming — 5.7%
Boyd Gaming Corp., Sr. Notes, 144A	B3	9.125%	12/01/18	2,000	1,645,000
Caesars Entertainment Operating Co., Inc., Sec’d. Notes(d)	Caa3	12.750%	04/15/18	12,101	8,198,428
CCM Merger, Inc., Notes, 144A (original cost $16,528,063; purchased 07/14/05-09/19/11)(c)(d)(e)	Caa3	8.000%	08/01/13	18,270	17,265,150
Harrah’s Operating Co., Inc., Sec’d. Notes(d)	CCC(b)	10.000%	12/15/18	3,213	1,799,280

Harrah’s Operating Co., Inc., Sr. Sec’d. Notes(d)	B3	11.250%	06/01/17	6,645	6,703,144
Isle of Capri Casinos, Inc., Gtd. Notes	Caa1	7.000%	03/01/14	1,500	1,363,125
Isle of Capri Casinos, Inc., Gtd. Notes(d)	B3	7.750%	03/15/19	7,605	6,939,562
Marina District Finance Co., Inc., Sr. Sec’d. Notes	B2	9.500%	10/15/15	8,000	7,220,000
Marina District Finance Co., Inc., Sr. Sec’d. Notes(d)	B2	9.875%	08/15/18	5,717	4,773,695
MGM Resorts International, Gtd. Notes	Caa1	6.750%	09/01/12	400	392,000
MGM Resorts International, Sr. Sec’d. Notes	Ba3	9.000%	03/15/20	2,665	2,768,269
MGM Resorts International, Sr. Sec’d. Notes(d)	Ba3	10.375%	05/15/14	3,415	3,726,619
MGM Resorts International, Sr. Sec’d. Notes(d)	Ba3	11.125%	11/15/17	5,370	5,893,575
MGM Resorts International, Sr. Sec’d. Notes(d)	Ba3	13.000%	11/15/13	14,085	16,056,900
MTR Gaming Group, Inc., Sec’d. Notes, 144A(d)	B3	11.500%	08/01/19	4,025	3,230,062
Peninsula Gaming LLC, Gtd. Notes	Caa1	10.750%	08/15/17	630	607,950
Peninsula Gaming LLC, Sec’d. Notes	Ba3	8.375%	08/15/15	3,500	3,482,500
Pinnacle Entertainment, Inc., Gtd. Notes(d)	B1	8.625%	08/01/17	4,300	4,332,250
Scientific Games Corp., Gtd. Notes	B1	8.125%	09/15/18	1,925	1,891,312
Scientific Games International, Inc., Gtd. Notes	B1	9.250%	06/15/19	5,130	5,168,475
Seminole Indian Tribe of Florida, Notes, 144A	Ba1	7.750%	10/01/17	1,925	1,934,625
Station Casinos, Inc., Sr. Sub. Notes(c)(g)	NR	6.500%	02/01/14	3,650	365
Station Casinos, Inc., Sr. Sub. Notes(c)(g)	NR	6.625%	03/15/18	2,200	220
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., Sec’d. Notes, 144A	B3	8.625%	04/15/16	6,125	6,033,125
Yonkers Racing Corp., Sec’d. Notes, 144A (original cost $5,493,500; purchased 07/13/09-07/08/11)(c)(e)	B1	11.375%	07/15/16	5,069	5,170,380

					116,596,011

Healthcare & Pharmaceutical — 9.1%
Accellent, Inc., Gtd. Notes(d)	Caa2	10.000%	11/01/17	10,050	8,567,625
Accellent, Inc., Sr. Sec’d. Notes(d)	B1	8.375%	02/01/17	5,850	5,572,125
Alliance Healthcare Services, Inc., Sr. Unsec’d. Notes(d)	B-(b)	8.000%	12/01/16	11,915	9,293,700
Apria Healthcare Group, Inc., Sr. Sec’d. Notes	Ba3	11.250%	11/01/14	4,920	4,723,200
Apria Healthcare Group, Inc., Sr. Sec’d. Notes(d)	B3	12.375%	11/01/14	5,025	4,623,000
Biomet, Inc., Gtd. Notes(d)	B3	10.000%	10/15/17	3,700	3,811,000
Biomet, Inc., Gtd. Notes	Caa1	11.625%	10/15/17	2,560	2,656,000
Biomet, Inc., Gtd. Notes, PIK(d)	B3	10.375%	10/15/17	3,775	3,869,375
Capella Healthcare, Inc., Gtd. Notes, 144A (original cost $7,991,995; purchased 06/21/10-08/04/11)(c)(e)	B3	9.250%	07/01/17	7,805	7,414,750
Community Health Systems, Inc., Gtd. Notes(d)	B3	8.875%	07/15/15	6,420	6,307,650
ConvaTec Healthcare E SA (Luxembourg), Gtd. Notes, 144A(c)	Caa1	10.500%	12/15/18	12,025	10,582,000
DaVita, Inc., Gtd. Notes(d)	B2	6.375%	11/01/18	3,225	3,096,000
ENDO Pharmaceuticals Holdings, Inc., Gtd. Notes, 144A	Ba3	7.000%	07/15/19	1,625	1,631,094
ENDO Pharmaceuticals Holdings, Inc., Gtd. Notes, 144A	Ba3	7.250%	01/15/22	1,725	1,729,313
ExamWorks Group, Inc., Gtd. Notes, 144A	B3	9.000%	07/15/19	1,900	1,776,500
Giant Funding Corp., Sr. Sec’d. Notes, 144A	B3	8.250%	02/01/18	5,400	5,400,000
HCA, Inc., Gtd. Notes(d)	B3	7.500%	02/15/22	4,700	4,335,750
HCA, Inc., Sr. Sec’d. Notes	Ba3	6.500%	02/15/20	325	317,687
HCA, Inc., Sr. Unsec’d. Notes	B3	5.750%	03/15/14	6,830	6,659,250
HCA, Inc., Sr. Unsec’d. Notes	B3	6.375%	01/15/15	7,425	7,220,813
HCA, Inc., Sr. Unsec’d. Notes	B3	6.500%	02/15/16	4,310	4,116,050
HCA, Inc., Sr. Unsec’d. Notes	B3	7.190%	11/15/15	706	684,820
HCA, Inc., Sr. Unsec’d. Notes	B3	8.000%	10/01/18	8,300	8,102,875
HCA, Inc., Sr. Unsec’d. Notes, MTN	B3	9.000%	12/15/14	4,365	4,583,250
Healthsouth Corp., Gtd. Notes(d)	B2	7.250%	10/01/18	7,850	7,457,500
Healthsouth Corp., Gtd. Notes(d)	B2	7.750%	09/15/22	2,200	1,996,500
Kindred Healthcare, Inc., Gtd. Notes, 144A(d)	B3	8.250%	06/01/19	10,055	7,679,506
MedAssets, Inc., Gtd. Notes, 144A	B3	8.000%	11/15/18	2,250	2,143,125
Mylan, Inc., Gtd. Notes, 144A	Ba3	7.625%	07/15/17	6,475	6,734,000
Radnet Management, Inc., Gtd. Notes	Caa1	10.375%	04/01/18	3,750	3,468,750
Res-Care, Inc., Gtd. Notes	B-(b)	10.750%	01/15/19	4,300	4,171,000
Skilled Healthcare Group, Inc., Gtd. Notes	Caa1	11.000%	01/15/14	1,794	1,713,270
STHI Holding Corp., Sec’d. Notes, 144A	B2	8.000%	03/15/18	1,225	1,182,125
Surgical Care Affiliates, Inc., Sr. Sub. Notes, 144A (original cost $6,934,250; purchased 06/21/07-01/18/11)(c)(e)	Caa1	10.000%	07/15/17	8,200	7,790,000
Teleflex, Inc., Gtd. Notes	B1	6.875%	06/01/19	1,700	1,683,000
Valeant Pharmaceuticals International, Gtd. Notes, 144A	B1	6.500%	07/15/16	4,625	4,301,250
Valeant Pharmaceuticals International, Gtd. Notes, 144A	B1	6.750%	10/01/17	25	23,031
Valeant Pharmaceuticals International, Gtd. Notes, 144A	B1	6.875%	12/01/18	2,225	2,013,625
Valeant Pharmaceuticals International, Gtd. Notes, 144A	B1	7.000%	10/01/20	3,250	2,876,250
Warner Chilcott Co. LLC/Warner Chilcott Finance LLC (Ireland), Gtd. Notes, 144A	B3	7.750%	09/15/18	15,575	14,874,125

					187,180,884

Lodging — 1.2%
Felcor Lodging LP, Sr. Sec’d. Notes, 144A	B2	6.750%	06/01/19	3,750	3,356,250

Felcor Lodging LP, Sr. Sec’d. Notes	B2	10.000%	10/01/14	2,564	2,666,560
Host Hotels & Resorts LP, Gtd. Notes(d)	Ba1	6.000%	11/01/20	4,825	4,692,312
Host Hotels & Resorts LP, Gtd. Notes	BB+(b)	6.875%	11/01/14	540	533,250
Host Hotels & Resorts LP, Gtd. Notes, Ser. O	Ba1	6.375%	03/15/15	8,750	8,706,250
Royal Caribbean Cruises Ltd. (Liberia), Sr. Unsec’d. Notes(d)	Ba2	7.250%	03/15/18	3,700	3,737,000
Royal Caribbean Cruises Ltd. (Liberia), Sr. Unsec’d. Notes(d)	Ba2	11.875%	07/15/15	1,350	1,566,000

					25,257,622

Media & Entertainment — 6.0%
AMC Entertainment, Inc., Gtd. Notes(d)	Caa1	8.000%	03/01/14	675	651,375
AMC Entertainment, Inc., Gtd. Notes	Caa1	9.750%	12/01/20	11,250	10,181,250
AMC Networks, Inc., Gtd. Notes, 144A(d)	B2	7.750%	07/15/21	5,200	5,330,000
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., Gtd. Notes	B2	9.125%	08/01/18	4,700	4,852,750
Cengage Learning Acquisitions, Inc., Gtd. Notes, 144A(d)	Caa2	10.500%	01/15/15	5,975	3,824,000
Clear Channel Communications, Inc., Gtd. Notes	Ca	10.750%	08/01/16	2,075	1,073,812
Clear Channel Communications, Inc., Sr. Sec’d. Notes(d)	Caa1	9.000%	03/01/21	2,225	1,652,062
Clear Channel Communications, Inc., Sr. Unsec’d. Notes	Ca	5.500%	12/15/16	2,325	860,250
Clear Channel Communications, Inc., Sr. Unsec’d. Notes	Ca	6.875%	06/15/18	625	251,563
Clear Channel Worldwide Holdings, Inc., Gtd. Notes(d)	B2	9.250%	12/15/17	2,900	2,943,500
Clear Channel Worldwide Holdings, Inc., Gtd. Notes, Ser. B	B2	9.250%	12/15/17	1,700	1,738,250
CMP Susquehanna Corp., Gtd. Notes(c)	NR	9.875%	05/15/14	2,550	2,612,960
Cumulus Media, Inc., Gtd. Notes, 144A(d)	B3	7.750%	05/01/19	3,150	2,653,875
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes, 144A(d)	B3	7.250%	04/01/19	4,150	3,849,125
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes, 144A(d)	B3	7.500%	04/01/21	4,175	3,882,750
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes	B3	8.500%	11/01/19	5,375	5,254,062
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes	Caa2	11.250%	06/15/16	2,750	2,805,000
Intelsat Luxembourg SA (Luxembourg), Gtd. Notes	Caa3	11.250%	02/04/17	11,100	9,629,250
Intelsat Luxembourg SA (Luxembourg), Gtd. Notes, PIK, 144A	Caa3	11.500%	02/04/17	9,575	8,234,500
Lamar Media Corp., Gtd. Notes	Ba3	9.750%	04/01/14	4,800	5,292,000
LIN Television Corp., Gtd. Notes(d)	B3	6.500%	05/15/13	1,895	1,847,625
LIN Television Corp., Gtd. Notes, Ser. B	B3	6.500%	05/15/13	4,800	4,680,000
Morris Publishing Group LLC, Sec’d. Notes	NR	10.000%	09/01/14	279	213,743
Nielsen Finance LLC/Nielsen Finance Co., Gtd. Notes	B2	7.750%	10/15/18	3,425	3,493,500
Nielsen Finance LLC/Nielsen Finance Co., Gtd. Notes	B2	11.625%	02/01/14	3,553	4,032,655
Salem Communications Corp., Sec’d. Notes	B2	9.625%	12/15/16	3,723	3,723,000
Sinclair Television Group, Inc., Sec’d. Notes, 144A	Ba3	9.250%	11/01/17	5,200	5,460,000
SSI Investments II/SSI Co.-Issuer LLC, Gtd. Notes	Caa1	11.125%	06/01/18	4,875	4,850,625
Universal City Development Partners Ltd./UCDP Finance, Inc., Gtd. Notes	Baa2	8.875%	11/15/15	126	136,710
Univision Communications, Inc., Gtd. Notes, 144A	Caa2	8.500%	05/15/21	925	721,500
Vail Resorts, Inc., Gtd. Notes, 144A(d)	Ba3	6.500%	05/01/19	2,000	1,970,000
WMG Acquisition Corp., Gtd. Notes, 144A	B3	11.500%	10/01/18	5,575	5,129,000
WMG Acquisition Corp., Sr. Sec’d. Notes	Ba2	9.500%	06/15/16	6,775	6,859,688
WMG Acquisition Corp., Sr. Sec’d. Notes, 144A	Ba2	9.500%	06/15/16	1,850	1,873,125

					122,563,505

Metals — 3.6%
AK Steel Corp., Gtd. Notes(d)	Ba3	7.625%	05/15/20	2,500	2,190,625
Arch Coal, Inc., Gtd. Notes, 144A(d)	B1	7.000%	06/15/19	2,950	2,802,500
Arch Coal, Inc., Gtd. Notes, 144A(d)	B1	7.250%	06/15/21	2,950	2,839,375
Arch Coal, Inc., Gtd. Notes(d)	B1	8.750%	08/01/16	2,900	3,074,000
Calcipar SA (Luxembourg), Sr. Sec’d. Notes, 144A (original cost $6,738,375; purchased 04/18/11-09/20/11)(c)(e)	B1	6.875%	05/01/18	6,750	5,838,750
Consol Energy, Inc., Gtd. Notes(d)	B1	8.000%	04/01/17	1,575	1,645,875
FMG Resources (August 2006) Pty Ltd. (Australia), Gtd. Notes, 144A	B1	6.375%	02/01/16	2,200	1,980,000
FMG Resources (August 2006) Pty Ltd. (Australia), Gtd. Notes, 144A(d)	B1	6.875%	02/01/18	2,275	2,002,000
Freeport-McMoRan Copper & Gold, Inc., Sr. Unsec’d. Notes	Baa3	8.375%	04/01/17	4,370	4,686,825
JMC Steel Group, Sr. Notes, 144A (original cost $6,375,000; purchased 03/04/11)(c)(d)(e)	B3	8.250%	03/15/18	6,375	5,992,500
Metals USA, Inc., Sr. Sec’d. Notes	B3	11.125%	12/01/15	13,065	13,293,638
Novelis, Inc. (Canada), Gtd. Notes	B2	8.750%	12/15/20	8,762	8,586,760
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp., Gtd. Notes(d)	B2	8.250%	04/15/18	1,475	1,401,250
Rain CII Carbon LLC and CII Carbon Corp., Sec’d. Notes, 144A(c)	B1	8.000%	12/01/18	3,000	3,000,000
Steel Dynamics, Inc., Gtd. Notes	Ba2	7.375%	11/01/12	2,739	2,800,627
Thompson Creek Metals Co., Inc. (Canada), Gtd. Notes, 144A	B3	7.375%	06/01/18	3,675	3,307,500
Westmoreland Coal Co./Westmoreland Partners, Sr. Sec’d. Notes	Caa2	10.750%	02/01/18	7,850	7,693,000

					73,135,225

Non-Captive Finance — 4.9%
ACE Cash Express, Inc., Sr. Sec’d. Notes, 144A	B3	11.000%	02/01/19	3,800	3,372,500
Ally Financial, Inc., Gtd. Notes	B1	8.300%	02/12/15	1,425	1,408,969
American General Finance Corp., Sr. Unsec’d. Notes, Ser. H, MTN(d)	B3	5.375%	10/01/12	9,300	8,556,000

American General Finance Corp., Sr. Unsec’d. Notes, Ser. I, MTN	B3	5.400%	12/01/15	750	547,500
CIT Group, Inc., Sec’d. Notes, 144A	B2	5.250%	04/01/14	925	894,937
CIT Group, Inc., Sec’d. Notes	B2	7.000%	05/01/14	292	297,346
CIT Group, Inc., Sec’d. Notes, 144A	B2	7.000%	05/04/15	1,825	1,811,312
CIT Group, Inc., Sec’d. Notes	B2	7.000%	05/01/16	990(f)	960
CIT Group, Inc., Sec’d. Notes, 144A	B2	7.000%	05/02/16	14,618	14,179,460
CIT Group, Inc., Sec’d. Notes	B2	7.000%	05/01/17	588(f)	541
CIT Group, Inc., Sec’d. Notes, 144A(d)	B2	7.000%	05/02/17	18,551	17,994,470
Community Choice Financial, Inc., Sr. Sec’d. Notes, 144A	B3	10.750%	05/01/19	3,640	3,530,800
GMAC, Inc., Gtd. Notes	B1	6.625%	05/15/12	4,625	4,665,469
GMAC, Inc., Gtd. Notes	B1	6.875%	08/28/12	4,925	5,017,344
GMAC, Inc., Gtd. Notes, Ser. 8(d)	B1	6.750%	12/01/14	5,400	5,163,750
HSBC Finance Capital Trust IX, Ltd. Gtd. Notes(a)	Baa1	5.911%	11/30/35	100	83,000
International Lease Finance Corp., Sr. Sec’d. Notes, 144A(d)	Ba3	6.500%	09/01/14	3,125	3,125,000
International Lease Finance Corp., Sr. Sec’d. Notes, 144A	Ba3	6.750%	09/01/16	1,475	1,478,688
International Lease Finance Corp., Sr. Sec’d. Notes, 144A	Ba3	7.125%	09/01/18	525	526,969
International Lease Finance Corp., Sr. Unsec’d. Notes	B1	5.750%	05/15/16	1,075	955,475
International Lease Finance Corp., Sr. Unsec’d. Notes	B1	6.250%	05/15/19	5,125	4,454,609
International Lease Finance Corp., Sr. Unsec’d. Notes, MTN	B1	6.375%	03/25/13	2,400	2,334,000
International Lease Finance Corp., Sr. Unsec’d. Notes, MTN	B1	6.625%	11/15/13	1,200	1,164,000
International Lease Finance Corp., Sr. Unsec’d. Notes	B1	8.250%	12/15/20	1,000	980,000
International Lease Finance Corp., Sr. Unsec’d. Notes	B1	8.625%	09/15/15	810	803,925
International Lease Finance Corp., Sr. Unsec’d. Notes(d)	B1	8.750%	03/15/17	2,000	2,010,000
Jet Equipment Trust, Ser. 94-A, 144A(c)(g)	NR	10.000%	06/15/12	100	69,903
Jet Equipment Trust, Sr. Unsec’d. Notes, Ser. 95-B, 144A(c)(g)	NR	7.630%	08/15/12	11	8
KKR Group Finance Co., Gtd. Notes, 144A	A-(b)	6.375%	09/29/20	6,000	6,291,036
SLM Corp., Sr. Unsec’d. Notes, MTN(d)	Ba1	8.000%	03/25/20	1,550	1,530,155
Speedy Cash, Inc., Sr. Sec’d. Notes, 144A(d)	B3	10.750%	05/15/18	975	982,313
Springleaf Finance Corp., Sr. Unsec’d. Notes, MTN(d)	B3	5.850%	06/01/13	1,287	1,100,385
Springleaf Finance Corp., Sr. Unsec’d. Notes, MTN	B3	6.900%	12/15/17	8,400	6,048,000

					101,378,824

Packaging — 2.6%
Ardagh Packaging Finance PLC (Ireland), Gtd. Notes, 144A(c)(d)	B3	9.125%	10/15/20	5,450	4,905,000
Berry Plastics Corp., Sec’d. Notes(a)	Caa1	4.222%	09/15/14	2,025	1,701,000
Berry Plastics Corp., Sec’d. Notes(d)	Caa1	9.750%	01/15/21	4,875	4,143,750
BWAY Parent Co., Inc., Sr. Unsec’d. Notes, PIK	Caa1	10.125%	11/01/15	4,725	4,559,709
Exopack Holding Corp., Gtd. Notes, 144A	Caa1	10.000%	06/01/18	4,100	3,833,500
Graham Packaging Co. LP/GPC Capital Corp. I, Gtd. Notes	Caa1	8.250%	01/01/17	2,690	2,706,812
Graham Packaging Co. LP/GPC Capital Corp. I, Gtd. Notes	Caa1	8.250%	10/01/18	750	753,750
Greif, Inc., Sr. Unsec’d. Notes	Ba2	6.750%	02/01/17	4,970	4,994,850
Plastipak Holdings, Inc., Gtd. Notes, 144A (original cost $3,201,500; purchased 03/31/10-05/21/10)(c)(e)	B3	8.500%	12/15/15	3,175	3,143,250
Plastipak Holdings, Inc., Sr. Notes, 144A (original cost $1,993,876; purchased 07/23/09)(c)(e)	B3	10.625%	08/15/19	2,040	2,121,600
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, Gtd. Notes, 144A(d)	Caa1	8.250%	02/15/21	4,450	3,515,500
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, Sr. Sec’d. Notes, 144A(d)	Ba3	6.875%	02/15/21	1,575	1,417,500
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, Sr. Sec’d. Notes, 144A(d)	Ba3	7.875%	08/15/19	1,500	1,447,500
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, Sr. Sec’d. Notes, 144A	Ba3	8.750%	10/15/16	6,175	6,190,438
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, Sr. Unsec’d. Notes, 144A	Caa1	9.875%	08/15/19	6,525	5,742,000
Sealed Air Corp., Sr. Unsec’d. Notes, 144A	B1	8.375%	09/15/21	2,300	2,323,000

					53,499,159

Paper — 1.2%
Cascades, Inc. (Canada), Gtd. Notes	Ba3	7.750%	12/15/17	2,825	2,683,750
Domtar Corp., Gtd. Notes(d)	Baa3	10.750%	06/01/17	1,125	1,400,625
Domtar Corp., Gtd. Notes, Ser. GLOB	Baa3	7.125%	08/15/15	338	369,265
Graphic Packaging International, Inc., Gtd. Notes	B2	7.875%	10/01/18	1,375	1,409,375
Graphic Packaging International, Inc., Gtd. Notes	B2	9.500%	06/15/17	6,201	6,635,070
Longview Fibre Paper & Packaging, Inc., Sr. Sec’d. Notes, 144A (original cost $2,736,155; purchased 05/17/11-09/22/11)(c)(e)	B2	8.000%	06/01/16	2,760	2,677,200
P.H. Glatfelter Co., Gtd. Notes	Ba2	7.125%	05/01/16	2,350	2,314,750
Rock-Tenn Co., Gtd. Notes	Ba2	9.250%	03/15/16	1,295	1,379,175
Sappi Papier Holding GmbH (Austria), Sr. Sec’d. Notes, 144A(d)	Ba2	6.625%	04/15/21	1,050	892,500
Sino-Forest Corp. (Canada), Gtd. Notes, 144A	Caa1	6.250%	10/21/17	405	101,250
Sino-Forest Corp. (Canada), Gtd. Notes, Reg.-S	Caa1	6.250%	10/21/17	805	201,250
Verso Paper Holdings LLC/Verso Paper, Inc., Sec’d. Notes(d)	B2	8.750%	02/01/19	1,850	1,276,500

Verso Paper Holdings LLC/Verso Paper, Inc., Sr. Sec’d. Notes	Ba2	11.500%	07/01/14	2,766	2,876,640

					24,217,350

Pipelines & Other — 1.6%
AmeriGas Partners LP/AmeriGas Finance Corp., Sr. Unsec’d. Notes	Ba3	6.500%	05/20/21	1,625	1,568,125
Energy Transfer Equity LP, Sr. Sec’d. Notes(d)	Ba2	7.500%	10/15/20	4,300	4,418,250
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp., Sr. Unsec’d. Notes	B2	8.625%	06/15/20	3,659	3,549,230
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Gtd. Notes	Ba3	6.500%	08/15/21	7,125	7,303,125
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes, 144A(d)	B1	6.875%	02/01/21	7,000	6,720,000
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes	B1	7.875%	10/15/18	4,350	4,393,500
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes	B1	8.250%	07/01/16	4,625	4,810,000

					32,762,230

Real Estate Investment Trusts — 1.8%
AVIV Healthcare Properties LP/AVIV Healthcare Capital Corp., Gtd. Notes	B1	7.750%	02/15/19	7,225	6,809,563
CNL Lifestyle Properties, Inc., Gtd. Notes	Ba3	7.250%	04/15/19	7,650	6,579,000
Kennedy-Wilson, Inc., Gtd. Notes, 144A	B1	8.750%	04/01/19	4,075	3,799,938
Omega Healthcare Investors, Inc., Gtd. Notes	Ba2	6.750%	10/15/22	1,275	1,216,031
Omega Healthcare Investors, Inc., Gtd. Notes	Ba2	7.000%	01/15/16	3,155	3,210,212
Omega Healthcare Investors, Inc., Gtd. Notes	Ba2	7.500%	02/15/20	825	833,250
Senior Housing Properties Trust, Sr. Unsec’d. Notes	Baa3	6.750%	04/15/20	1,875	2,035,388
Senior Housing Properties Trust, Sr. Unsec’d. Notes	Baa3	8.625%	01/15/12	13,191	13,402,570

					37,885,952

Retailers — 1.5%
Academy Ltd./Academy Finance Corp., Gtd. Notes, 144A(d)	Caa1	9.250%	08/01/19	3,000	2,790,000
Burlington Coat Factory Warehouse Corp., Gtd. Notes, 144A(d)	Caa1	10.000%	02/15/19	2,750	2,337,500
Pantry, Inc., Gtd. Notes	Caa1	7.750%	02/15/14	11,550	11,319,000
QVC, Inc., Sr. Sec’d. Notes, 144A	Ba2	7.125%	04/15/17	3,510	3,667,950
QVC, Inc., Sr. Sec’d. Notes, 144A	Ba2	7.375%	10/15/20	1,525	1,624,125
Rite Aid Corp., Sec’d. Notes	Caa2	7.500%	03/01/17	1,465	1,399,075
Rite Aid Corp., Sec’d. Notes	Caa2	10.375%	07/15/16	355	362,987
Susser Holdings LLC/Susser Finance Corp., Gtd. Notes	B2	8.500%	05/15/16	3,496	3,640,210
Toys “R” Us Property Co. II LLC, Sr. Sec’d. Notes	Ba1	8.500%	12/01/17	4,050	3,948,750

					31,089,597

Technology — 8.9%
Advanced Micro Devices, Inc., Sr. Unsec’d. Notes(d)	Ba3	7.750%	08/01/20	1,500	1,470,000
Advanced Micro Devices, Inc., Sr. Unsec’d. Notes	Ba3	8.125%	12/15/17	2,475	2,475,000
Anixter, Inc., Gtd. Notes	Ba2	5.950%	03/01/15	2,500	2,450,000
Avaya, Inc., Gtd. Notes	Caa2	9.750%	11/01/15	7,275	5,310,750
Avaya, Inc., Sr. Sec’d. Notes, 144A(d)	B1	7.000%	04/01/19	1,000	850,000
Buccaneer Merger Sub, Inc., Gtd. Notes, 144A	Caa1	9.125%	01/15/19	6,630	6,497,400
CDW Escrow Corp., Gtd. Notes, 144A(d)	Caa1	8.500%	04/01/19	12,950	11,396,000
CDW LLC/CDW Finance Corp., Gtd. Notes	Caa1	11.000%	10/12/15	238	237,405
CDW LLC/CDW Finance Corp., Gtd. Notes(d)	CCC+(b)	12.535%	10/12/17	13,230	12,634,650
Commscope, Inc., Gtd. Notes, 144A(d)	B3	8.250%	01/15/19	12,675	12,358,125
CoreLogic, Inc., Gtd. Notes, 144A(d)	Ba3	7.250%	06/01/21	5,600	5,026,000
DuPont Fabros Technology LP, Gtd. Notes	Ba1	8.500%	12/15/17	6,400	6,624,000
First Data Corp., Gtd. Notes, 144A	Caa1	12.625%	01/15/21	12,282	9,088,680
First Data Corp., Sr. Sec’d. Notes, 144A(d)	B1	7.375%	06/15/19	875	776,562
Freescale Semiconductor, Inc., Gtd. Notes(d)	Caa1	8.050%	02/01/20	5,210	4,715,050
Freescale Semiconductor, Inc., Sr. Sec’d. Notes, 144A(d)	Ba3	9.250%	04/15/18	7,225	7,423,687
Interactive Data Corp., Gtd. Notes(d)	Caa1	10.250%	08/01/18	8,125	8,714,063
Iron Mountain, Inc., Gtd. Notes(d)	B1	7.750%	10/01/19	2,375	2,357,188
Lender Processing Services, Inc., Gtd. Notes(d)	Ba2	8.125%	07/01/16	1,936	1,819,840
Nortel Networks Ltd. (Canada), Gtd. Notes(g)	NR	10.125%	07/15/13	3,050	3,282,562
NXP BV/NXP Funding LLC (Netherlands), Sr. Sec’d. Notes, 144A	B2	9.750%	08/01/18	13,075	13,663,375
Seagate HDD Cayman (Cayman Islands), Gtd. Notes, 144A	Ba1	7.750%	12/15/18	1,325	1,298,500
Seagate Technology International (Cayman Islands), Sec’d. Notes, 144A	Baa3	10.000%	05/01/14	10,791	12,085,920
Sensata Technologies BV (Netherlands), Gtd. Notes, 144A	B3	6.500%	05/15/19	1,325	1,258,750
Spansion LLC, Gtd. Notes, 144A	B3	7.875%	11/15/17	2,175	2,131,500
SunGard Data Systems, Inc., Gtd. Notes(d)	Caa1	10.250%	08/15/15	17,450	17,624,500
SunGard Data Systems, Inc., Gtd. Notes	Caa1	10.625%	05/15/15	14,400	15,012,000
TransUnion LLC/TransUnion Financing Corp., Gtd. Notes(d)	B3	11.375%	06/15/18	5,650	6,144,375
Unisys Corp., Sr. Sec’d. Notes, 144A	Ba1	12.750%	10/15/14	1,929	2,179,770

Unisys Corp., Sr. Unsec’d. Notes	B2	12.500%	01/15/16	6,250	6,656,250

					183,561,902

Telecommunications — 4.1%
Brightstar Corp., Gtd. Notes, 144A	B1	9.500%	12/01/16	3,775	3,850,500
Clearwire Communications LLC/Clearwire Finance, Inc., Sr. Sec’d. Notes, 144A(d)	B2	12.000%	12/01/15	13,480	11,424,300
Clearwire Communications LLC/Clearwire Finance, Inc., Sr. Sec’d. Notes, 144A(d)	B2	12.000%	12/01/15	2,300	1,937,750
Cricket Communications, Inc., Sr. Notes, 144A	B3	7.750%	10/15/20	525	451,500
Frontier Communications Corp., Sr. Unsec’d. Notes	Ba2	8.250%	05/01/14	400	412,500
Frontier Communications Corp., Sr. Unsec’d. Notes	Ba2	8.250%	04/15/17	175	169,750
Frontier Communications Corp., Sr. Unsec’d. Notes	Ba2	8.500%	04/15/20	1,075	1,042,750
Frontier Communications Corp., Sr. Unsec’d. Notes	Ba2	8.750%	04/15/22	5,875	5,830,937
Level 3 Escrow, Inc., Sr. Unsec’d. Notes, 144A	Caa1	8.125%	07/01/19	1,275	1,126,781
Level 3 Financing, Inc., Gtd. Notes	B3	9.250%	11/01/14	2,393	2,363,088
Level 3 Financing, Inc., Gtd. Notes, 144A	B3	9.375%	04/01/19	500	465,000
MetroPCS Wireless, Inc., Gtd. Notes	B2	6.625%	11/15/20	350	308,000
MetroPCS Wireless, Inc., Gtd. Notes(d)	B2	7.875%	09/01/18	4,350	4,219,500
NII Capital Corp., Gtd. Notes	B2	7.625%	04/01/21	1,975	1,960,188
Northwestern Bell Telephone, Sr. Unsec’d. Notes	Baa3	7.750%	05/01/30	750	808,717
Qwest Communications International, Inc., Gtd. Notes	Baa3	7.125%	04/01/18	1,450	1,421,000
Qwest Communications International, Inc., Gtd. Notes, Ser. B	Baa3	7.500%	02/15/14	3,000	3,000,000
Qwest Corp., Sr. Unsec’d. Notes(d)	Baa3	7.625%	06/15/15	3,444	3,685,080
SBA Telecommunications, Inc., Gtd. Notes	B1	8.000%	08/15/16	1,335	1,398,413
SBA Telecommunications, Inc., Gtd. Notes	B1	8.250%	08/15/19	1,335	1,401,750
Sprint Capital Corp., Gtd. Notes	B1	6.875%	11/15/28	1,500	1,121,250
Sprint Capital Corp., Gtd. Notes(d)	B1	6.900%	05/01/19	3,925	3,375,500
Sprint Nextel Corp., Sr. Unsec’d. Notes(d)	B1	6.000%	12/01/16	3,120	2,683,200
Sprint Nextel Corp., Sr. Unsec’d. Notes	B1	8.375%	08/15/17	1,800	1,674,000
Wind Acquisition Finance SA (Luxembourg), Gtd. Notes, 144A	B2	11.750%	07/15/17	9,110	7,743,500
Wind Acquisition Finance SA (Luxembourg), Sr. Sec’d. Notes, 144A(d)	Ba2	7.250%	02/15/18	4,400	3,756,500
Wind Acquisition Holdings Finance SA (Luxembourg), Sr. Sec’d. Notes, PIK, 144A	B3	12.250%	07/15/17	7,512	5,859,284
Windstream Corp., Gtd. Notes	Ba3	7.000%	03/15/19	850	816,000
Windstream Corp., Gtd. Notes	Ba3	7.500%	04/01/23	5,600	5,222,000
Windstream Corp., Gtd. Notes	Ba3	7.750%	10/15/20	2,525	2,461,875
Windstream Corp., Gtd. Notes	Ba3	7.875%	11/01/17	1,640	1,660,500

					83,651,113

TOTAL CORPORATE BONDS (cost $1,933,039,084)					1,860,540,071

				Shares
COMMON STOCKS — 0.1%
Cable
Adelphia Recovery Trust(c)(h)				500,000	500

Electric
GenOn Energy, Inc.(h)				6,350	17,653

Media & Entertainment
Dex One Corp.(d)(h)				182,429	102,160
Virgin Media, Inc.				8,521	207,487

					309,647

Pipelines & Other
SemGroup Corp. (Class A Stock)(h)				3,493	69,720

Technology — 0.1%
Xerox Corp.				137,561	958,800

Telecommunications
Netia SA (Poland)(h)				238,168	355,942

TOTAL COMMON STOCKS (cost $27,553,962)					1,712,262

PREFERRED STOCKS — 0.2%
Building Materials & Construction
New Millenium Homes LLC (cost $0; purchased 09/25/00)(c)(e)(h)				3,000	108,000

Cable
Adelphia Communications Corp., PIK, 13.000%(c)(h)		5,000	5

Gaming — 0.2%
Las Vegas Sands Corp., Ser. A, 10.000%(h)		40,000	4,472,500

TOTAL PREFERRED STOCKS (cost $4,454,765)			4,580,505

	Expiration Date	Units
WARRANTS
Media & Entertainment
MediaNews Group, Inc. (cost $0; purchased 06/30/11)(c)(e)(h)	3/19/17	5,557	55

Pipelines & Other
SemGroup Corp.(h)	11/30/14	3,676	937

Telecommunications
Hawaiian Telcom Holdco, Inc.(h)	10/28/15	19,187	76,748

TOTAL WARRANTS (cost $320,316)			77,740	(i)

TOTAL LONG-TERM INVESTMENTS (cost $2,056,544,206)			1,952,102,425

		Shares
SHORT-TERM INVESTMENTS — 18.9%
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund(j)		512,435	4,545,296
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $383,253,261; includes $315,545,462 of cash collateral received for securities on loan)(j)(k)		383,253,261	383,253,261

TOTAL SHORT-TERM INVESTMENTS (cost $388,124,055)			387,798,557

TOTAL INVESTMENTS — 114.0% (cost $2,444,668,261)			2,339,900,982
LIABILITIES IN EXCESS OF OTHER ASSETS(l) — (14.0)%			(286,464,993)

NET ASSETS — 100.0%			$2,053,435,989

The following abbreviations are used in the portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
Reg.-S	Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
ABS	Asset-Backed Security
CLO	Collateralized Loan Obligation
MTN	Medium Term Note
NR	Not Rated by Moody’s or Standard & Poor’s
PIK	Payment in Kind

†	The ratings reflected are as of September 30, 2011. Ratings of certain bonds may have changed subsequent to that date.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	Indicates a variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2011.
(b)	Standard & Poor’s Rating.
(c)	Indicates a security that has been deemed illiquid.
(d)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $304,656,876; cash collateral of $315,545,462 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(e)	Indicates a restricted security; the aggregate original cost of such securities is $87,173,386. The aggregate value of $84,909,853 is approximately 4.1% of net assets.
(f)	Amount is actual; not rounded to thousands.
(g)	Represents issuer in default on interest payments and/or principal repayment; non-income producing security.
(h)	Non-income producing security.
(i)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of September 30, 2011.
(j)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund and the Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund.

(k)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(l)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Credit default swap agreements outstanding at September 30, 2011:

Counterparty	Termination Date	Implied Credit Spread at September 30, 2011(2)	Notional Amount (000)(3)	Fixed Rate	Reference Entity/Obligation	Fair Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)(4)
Credit Default Swaps on Corporate Issues - Sell Protection(1)
Deutsche Bank AG	12/20/14	3.521%	$9,000	5.000%	Ford Motor Co.	$413,724	$(1,175,000)	$1,588,724
Goldman Sachs International	03/20/16	6.199%	3,150	4.100%	NRG Energy, Inc.	(243,706)	—	(243,706)

						$170,018	$(1,175,000)	$1,345,018

The Portfolio entered into credit default swaps as the protection seller on corporate issues to take an active short position with respect to the likelihood of a particular issuer’s default.

(1)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The amount represents fair value of derivative instruments subject to credit contracts risk exposure as of September 30, 2011.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Non-Residential Mortgage-Backed Security	$—	$—	$432,460
Residential Mortgage-Backed Securities	—	856,831	—
Bank Loans	—	81,185,319	—
Collateralized Mortgage Obligations	—	2,717,237	—
Corporate Bonds	—	1,857,854,790	2,685,281
Common Stocks	1,711,762	—	500
Preferred Stocks	4,472,500	—	108,005
Warrants	76,748	937	55
Affiliated Mutual Funds	387,798,557	—	—
Other Financial Instruments*
Credit Default Swap Agreements	—	1,345,018	—

Total	$394,059,567	$1,943,960,132	$3,226,301

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Non-Residential Mortgage-Backed Security	Bank Loans	Corporate Bonds	Common Stocks	Preferred Stocks	Warrants
Balance as of 12/31/10	$420,078	$24,240,043	$79,016	$681	$228,005	$95,935
Realized gain (loss)	—	1,829,195	(3,948,141)	(181)	—	—
Change in unrealized appreciation (depreciation)**	6,962	(738,227)	5,692,545	—	(120,000)	55
Purchases	—	—	—	—	—	—
Sales	—	(24,329,360)	(9,892)	—	—	—
Accrued discount/premium	5,420	(6,151)	67,918	—	—	—
Transfers into Level 3	—	—	803,835	—	—	—
Transfers out of Level 3	—	(995,500)	—	—	—	(95,935)

Balance as of 09/30/11	$432,460	$—	$2,685,281	$500	$108,005	$55

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
**	Of which, $1,631,639 was included in Net Assets relating to securities held at the reporting period end.

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of the period. At the reporting period end, there were 3 corporate bonds transferred from Level 2 into Level 3 as a result of the securities being fair valued in accordance with the Board of Trustees’ approval, 2 bank loans transferred from Level 3 into Level 2 as a result of no longer using a single broker quote and 1 warrant transferred from Level 3 into Level 1 as a result of being priced by the primary vendor valuation source.

Jennison 20/20 Focus Portfolio

Schedule of Investments

as of September 30, 2011 (Unaudited)

Shares		Value
LONG-TERM INVESTMENTS — 98.6%
COMMON STOCKS
Aerospace & Defense — 5.2%
146,080	Northrop Grumman Corp.	$ 7,619,533
84,161	Precision Castparts Corp.	13,083,669

		20,703,202

Auto Components — 1.6%
151,020	Lear Corp.	6,478,758

Automobiles — 2.2%
444,040	General Motors Co.(a)(b)	8,960,727

Biotechnology — 2.1%
137,017	Celgene Corp.(b)	8,484,092

Chemicals — 5.2%
157,101	Monsanto Co.	9,432,344
234,491	Mosaic Co. (The)	11,483,024

		20,915,368

Communications Equipment — 1.7%
139,006	QUALCOMM, Inc.	6,759,862

Computers & Peripherals — 6.6%
44,088	Apple, Inc.(b)	16,805,464
450,876	EMC Corp.(a)(b)	9,463,887

		26,269,351

Electronic Equipment & Instruments — 2.7%
1,903,259	Flextronics International Ltd.(b)	10,715,348

Energy Equipment & Services — 3.5%
103,570	National Oilwell Varco, Inc.	5,304,855
147,227	Schlumberger Ltd.	8,793,869

		14,098,724

Food Products — 8.5%
204,655	Bunge Ltd.	11,929,340
325,110	Kraft Foods, Inc. (Class A Stock)	10,917,194
655,495	Tyson Foods, Inc. (Class A Stock)	11,379,393

		34,225,927

Hotels, Restaurants & Leisure — 4.7%
732,328	International Game Technology	10,640,726
218,197	Starbucks Corp.	8,136,566

		18,777,292

Insurance — 2.6%
372,768	MetLife, Inc.	10,441,232

Internet & Catalog Retail — 3.4%
62,832	Amazon.com, Inc.(b)	13,586,163

Internet Software & Services — 4.9%
81,440	Baidu, Inc. (China), ADR(b)	8,706,750
20,929	Google, Inc. (Class A Stock)(b)	10,765,459

		19,472,209

IT Services — 1.9%
24,443	Mastercard, Inc. (Class A Stock)	7,752,342

Media — 7.4%
526,020	Comcast Corp. (Class A Stock)	10,993,818
241,954	Liberty Global, Inc., Ser. C(b)	8,374,028
260,691	Viacom, Inc. (Class B Stock)	10,099,169

		29,467,015

Metals & Mining — 4.7%
225,117	Freeport-McMoRan Copper & Gold, Inc.	6,854,813
260,769	Goldcorp, Inc.	11,901,497

		18,756,310

Oil, Gas & Consumable Fuels — 6.6%
174,859	Anadarko Petroleum Corp.	11,024,860
237,207	Marathon Oil Corp.	5,118,927

306,748	Southwestern Energy Co.(b)	10,223,911

		26,367,698

Personal Products — 1.9%
86,169	Estee Lauder Cos., Inc. (The) (Class A Stock)	7,569,085

Pharmaceuticals — 2.1%
101,444	Allergan, Inc.	8,356,957

Software — 9.9%
490,124	CA, Inc.	9,513,307
428,130	Oracle Corp.	12,304,456
77,812	Salesforce.com, Inc.(b)	8,892,355
111,401	VMware, Inc. (Class A Stock)(b)	8,954,413

		39,664,531

Specialty Retail — 2.7%
822,369	Staples, Inc.	10,937,508

Textiles, Apparel & Luxury Goods — 4.0%
146,272	Lululemon Athletica, Inc.(a)(b)	7,116,133
68,687	Ralph Lauren Corp.	8,908,704

		16,024,837

Wireless Telecommunication Services — 2.5%
1,164,238	MetroPCS Communications, Inc.(b)	10,140,513

	TOTAL LONG-TERM INVESTMENTS (cost $373,339,808)	394,925,051

SHORT-TERM INVESTMENT — 9.0%
Affiliated Money Market Mutual Fund
36,071,398	Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $36,071,398; includes $25,770,224 of cash collateral received for securities on loan)(c)(d)	36,071,398

	TOTAL INVESTMENTS — 107.6% (cost $409,411,206)	430,996,449
	LIABILITIES IN EXCESS OF OTHER ASSETS — (7.6%)	(30,480,047)

	NET ASSETS — 100.0%	$ 400,516,402

The following abbreviations are used in portfolio descriptions:

ADR	American Depositary Receipt

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $23,974,076; cash collateral of $25,770,224 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Non-income producing security.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally for stocks, exchange-traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$394,925,051	$—	$—
Affiliated Money Market Mutual Fund	36,071,398	—	—

Total	$430,996,449	$—	$—

Jennison Portfolio

Schedule of Investments

as of September 30, 2011 (Unaudited)

Shares		Value
LONG-TERM INVESTMENTS — 98.8%
COMMON STOCKS
Aerospace & Defense — 5.3%
256,250	Boeing Co. (The)	$ 15,505,687
169,432	Precision Castparts Corp.	26,339,899
247,081	United Technologies Corp.	17,384,619

		59,230,205

Auto Components — 1.0%
192,023	BorgWarner, Inc.(a)(b)	11,623,152

Automobiles — 1.2%
108,766	Bayerische Motoren Werke AG (Germany)	7,185,197
189,533	Harley-Davidson, Inc.	6,506,668

		13,691,865

Biotechnology — 3.2%
74,415	Alexion Pharmaceuticals, Inc.(b)	4,767,025
352,536	Celgene Corp.(b)	21,829,029
192,669	Vertex Pharmaceuticals, Inc.(b)	8,581,477

		35,177,531

Capital Markets — 0.9%
10,737	Franklin Resources, Inc.	1,026,887
89,576	Goldman Sachs Group, Inc. (The)	8,469,411

		9,496,298

Chemicals — 2.9%
224,719	E.I. du Pont de Nemours & Co.	8,982,018
383,391	Monsanto Co.	23,018,796

		32,000,814

Communications Equipment — 2.4%
432,926	Juniper Networks, Inc.(b)	7,472,303
385,555	QUALCOMM, Inc.	18,749,540

		26,221,843

Computers & Peripherals — 8.8%
168,919	Apple, Inc.(b)	64,388,545
1,025,588	EMC Corp.(b)	21,527,092
326,594	NetApp, Inc.(a)(b)	11,084,600

		97,000,237

Consumer Finance — 2.0%
488,476	American Express Co.	21,932,572

Energy Equipment & Services — 2.7%
207,331	National Oilwell Varco, Inc.	10,619,494
327,859	Schlumberger Ltd.	19,583,018

		30,202,512

Food & Staples Retailing — 3.7%
285,909	Costco Wholesale Corp.	23,478,847
266,549	Whole Foods Market, Inc.	17,408,315

		40,887,162

Food Products — 2.3%
122,044	Green Mountain Coffee Roasters, Inc.(b)	11,342,769
211,000	Mead Johnson Nutrition Co.	14,523,130

		25,865,899

Healthcare Providers & Services — 1.5%
444,243	Express Scripts, Inc.(b)	16,468,088

Hotels Restaurants & Leisure — 5.5%
64,079	Chipotle Mexican Grill, Inc.(a)(b)	19,412,733
216,505	McDonald’s Corp.	19,013,469
616,054	Starbucks Corp.	22,972,654

		61,398,856

Internet & Catalog Retail — 6.2%
267,886	Amazon.com, Inc.(a)(b)	57,924,990
24,716	priceline.com, Inc.(b)	11,108,853

		69,033,843

Internet Software & Services — 4.9%
169,266	Baidu, Inc. (China), ADR(b)	18,096,228

55,005	Google, Inc. (Class A Stock)(b)	28,293,472
309,314	Tencent Holdings Ltd. (China)	6,415,825
58,129	Youku.com, Inc. (China), ADR(b)	950,990

		53,756,515

IT Services — 7.0%
141,418	Cognizant Technology Solutions Corp. (Class A Stock)(b)	8,866,908
204,532	International Business Machines Corp.	35,799,236
101,873	Mastercard, Inc. (Class A Stock)	32,310,041

		76,976,185

Life Sciences Tools & Services — 1.9%
408,865	Agilent Technologies, Inc.(b)	12,777,031
208,181	Illumina, Inc.(a)(b)	8,518,767

		21,295,798

Machinery — 0.8%
136,360	Deere & Co.	8,804,765

Media — 1.3%
461,048	Walt Disney Co. (The)(a)	13,905,208

Oil, Gas & Consumable Fuels — 3.0%
159,480	Anadarko Petroleum Corp.	10,055,214
91,274	Concho Resources, Inc.(b)	6,493,232
88,672	EOG Resources, Inc.(a)	6,296,599
140,746	Occidental Petroleum Corp.	10,063,339

		32,908,384

Personal Products — 1.4%
175,252	Estee Lauder Cos., Inc. (The) (Class A Stock)	15,394,136

Pharmaceuticals — 6.8%
241,492	Allergan, Inc.	19,894,111
254,193	Johnson & Johnson	16,194,636
169,772	NOVO Nordisk A/S (Denmark), ADR(a)	16,895,709
232,807	Shire PLC (Ireland), ADR	21,867,562

		74,852,018

Road & Rail — 1.0%
139,174	Union Pacific Corp.	11,366,341

Semiconductors & Semiconductor Equipment — 2.6%
152,560	Altera Corp.	4,810,217
232,878	ARM Holdings PLC (United Kingdom), ADR(a)	5,938,389
368,900	Avago Technologies Ltd.	12,088,853
189,517	Broadcom Corp. (Class A Stock)	6,309,021

		29,146,480

Software — 7.7%
1,085,448	Oracle Corp.	31,195,776
343,572	Red Hat, Inc.(b)	14,519,353
188,850	Salesforce.com, Inc.(a)(b)	21,581,778
224,454	VMware, Inc. (Class A Stock)(b)	18,041,612

		85,338,519

Specialty Retail — 1.8%
206,554	Bed Bath & Beyond, Inc.(b)	11,837,610
136,808	Tiffany & Co.	8,320,662

		20,158,272

Textiles, Apparel & Luxury Goods — 7.5%
519,380	Burberry Group PLC	9,431,605
212,535	Coach, Inc.	11,015,689
219,181	Lululemon Athletica, Inc.(a)(b)	10,663,156
66,543	LVMH Moet Hennessy Louis Vuitton SA (France)	8,783,678
260,763	NIKE, Inc. (Class B Stock)	22,297,844
161,733	Ralph Lauren Corp.	20,976,770

		83,168,742

Wireless Telecommunication Services — 1.5%
304,332	American Tower Corp. (Class A Stock)(b)	16,373,062

	TOTAL LONG-TERM INVESTMENTS (cost $837,222,906)	1,093,675,302

SHORT-TERM INVESTMENT — 9.8%
Affiliated Money Market Mutual Fund
108,598,167	Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $108,598,167; includes $95,654,738 of cash collateral received for securities on loan)(c)(d)	108,598,167

	TOTAL INVESTMENTS — 108.6% (cost $945,821,073)	1,202,273,469
	LIABILITIES IN EXCESS OF OTHER ASSETS — (8.6%)	(94,937,503)

	NET ASSETS — 100.0%	$1,107,335,966

The following abbreviation is used in portfolio descriptions:

ADR	American Depositary Receipt

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $91,106,884; cash collateral of $95,654,738 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Non-income producing security.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally for stocks, exchange-traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$1,061,858,997	$31,816,305	$—
Affiliated Money Market Mutual Fund	108,598,167	—	—

Total	$1,170,457,164	$31,816,305	$—

Money Market Portfolio

Schedule of Investments

as of September 30, 2011 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Certificates of Deposit — 14.0%
Bank of Nova Scotia(a)	0.453%	10/31/11	$ 15,000	$ 15,002,535
Bank of Tokyo-Mitsubishi UFJ Ltd.	0.250%	10/21/11	10,000	10,000,000
BB&T Co.	0.210%	11/03/11	8,000	8,000,000
Nordea Bank Finland PLC	0.240%	11/01/11	3,000	2,999,993
Nordea Bank Finland PLC	0.240%	11/01/11	8,000	8,000,000
Nordea Bank Finland PLC	0.240%	11/08/11	3,000	2,999,905
Nordea Bank Finland PLC(a)	0.507%	02/03/12	13,000	13,011,576
Norinchukin Bank	0.310%	11/04/11	7,000	7,000,000
Royal Bank of Canada(a)	0.279%	02/14/12	10,000	10,000,000
Royal Bank of Canada	0.350%	02/22/12	3,000	3,000,000
State Street Bank and Trust Co.	0.250%	12/08/11	9,000	9,000,000
Sumitomo Mitsui Banking Corp.	0.290%	11/16/11	13,000	13,000,000
Svenska Handelsbanken AB	0.195%	10/14/11	15,000	14,999,702
Svenska Handelsbanken AB	0.380%	02/03/12	6,000	6,000,000
Toronto-Dominion Bank(a)	0.307%	10/28/11	10,000	10,000,000
UBS AG	0.295%	11/10/11	10,000	10,000,000

				143,013,711

Commercial Paper — 31.8%
ABN Amro Funding USA LLC, 144A(b)	0.250%	10/03/11	14,000	13,999,806
ABN Amro Funding USA LLC, 144A(b)	0.310%	11/09/11	5,000	4,998,321
AXA Financial, Inc., 144A(b)	0.280%	11/01/11	4,000	3,999,036
BHP Billiton Finance (USA) Ltd., 144A(b)	0.110%	10/17/11	3,000	2,999,853
BHP Billiton Finance (USA) Ltd., 144A(b)	0.130%	10/18/11	2,000	1,999,877
BHP Billiton Finance (USA) Ltd., 144A(b)	0.140%	11/15/11	25,000	24,995,625
Commonwealth Bank of Australia, 144A(b)	0.255%	11/18/11	15,000	14,994,900
Commonwealth Bank of Australia, 144A(b)	0.300%	01/17/12	9,000	8,991,900
DnB NOR Bank ASA, 144A(b)	0.250%	11/03/11	3,000	2,999,313
DnB NOR Bank ASA, 144A(b)	0.300%	12/05/11	4,000	3,997,833
DnB NOR Bank ASA, 144A(b)	0.280%	12/08/11	4,000	3,997,884
EDF SA, 144A(b)	0.200%	10/03/11	9,000	8,999,900
GDF Suez, 144A(b)	0.200%	10/03/11	2,000	1,999,978
GDF Suez, 144A(b)	0.200%	10/04/11	7,000	6,999,883
Hewlett-Packard Co., 144A(b)	0.150%	10/17/11	3,000	2,999,800
HSBC USA, Inc.(b)	0.140%	10/13/11	11,000	10,999,487
ING (U.S.) Funding LLC(b)	0.155%	10/03/11	1,000	999,991
ING (U.S.) Funding LLC(b)	0.360%	12/21/11	5,000	4,995,950
International Finance Corp.(b)	0.070%	11/22/11	11,000	10,998,888
Mizuho Funding LLC, 144A(b)	0.320%	12/06/11	6,000	5,996,453
National Australia Funding (Delaware), Inc., 144A(b)	0.210%	10/05/11	12,000	11,999,720
New York Life Capital Corp., 144A(b)	0.110%	10/07/11	10,000	9,999,817
New York Life Capital Corp., 144A(b)	0.150%	11/14/11	15,000	14,997,250
Old Line Funding LLC, 144A(b)	0.170%	10/12/11	8,000	7,999,584
Old Line Funding LLC, 144A(b)	0.220%	11/02/11	11,000	10,997,849
Old Line Funding LLC, 144A(b)	0.200%	11/09/11	6,000	5,998,700
Old Line Funding LLC, 144A(b)	0.220%	11/21/11	6,000	5,998,130
PACCAR Financial Corp.(b)	0.110%	10/05/11	6,000	5,999,927
PACCAR Financial Corp.(b)	0.200%	11/10/11	8,000	7,998,222
Procter & Gamble International Funding SCA, 144A(b)	0.040%	10/19/11	2,000	1,999,960
Rabobank USA Financial Corp.(b)	0.190%	10/13/11	5,000	4,999,683
Rabobank USA Financial Corp.(b)	0.330%	12/12/11	5,000	4,996,700
Skandinaviska Enskilda Banken AB, 144A(b)	0.360%	11/22/11	5,500	5,497,140
Skandinaviska Enskilda Banken AB, 144A(b)	0.385%	12/01/11	4,000	3,997,391
Standard Chartered Bank, 144A(b)	0.230%	10/14/11	3,000	2,999,751
Standard Chartered Bank, 144A(b)	0.270%	11/04/11	7,000	6,998,215
State Street Corp.(b)	0.150%	10/11/11	4,000	3,999,833
Straight-A Funding LLC, 144A(b)	0.160%	10/04/11	15,000	14,999,800
Swedbank AB(b)	0.300%	10/03/11	9,000	8,999,850
Total Capital Canada Ltd., 144A(b)	0.070%	10/14/11	2,000	1,999,949
Total Capital Canada Ltd., 144A(b)	0.088%	10/21/11	9,000	8,999,561
Toyota Motor Credit Corp.(b)	0.203%	10/21/11	24,000	23,997,289
U.S. Bank National Association	0.150%	10/17/11	4,000	4,000,000

				323,438,999

Loan Participation — 0.6%
Archer-Daniels-Midland Co.(c)	0.200%	10/27/11	6,000	6,000,000

Other Instruments — Agency Bonds — 4.4%
Bank of America Corp., FDIC Gtd. Notes, MTN	3.125%	06/15/12	5,000	5,100,849
General Electric Capital Corp., FDIC Gtd. Notes, MTN	3.000%	12/09/11	15,000	15,074,397
JPMorgan Chase & Co., FDIC Gtd. Notes	3.125%	12/01/11	4,651	4,674,597
Morgan Stanley, FDIC Gtd. Notes	3.250%	12/01/11	8,124	8,164,556
Wells Fargo & Co., FDIC Gtd. Notes(a)	1.187%	12/09/11	11,295	11,316,867

				44,331,266

Time Deposit — 0.7%
U.S. Bank National Association	0.150%	10/03/11	7,000	7,000,000

U.S. Government Agencies — 24.9%
Federal Farm Credit Bank(a)	0.224%	10/07/11	15,000	15,000,075
Federal Farm Credit Bank	4.625%	12/08/11	1,000	1,008,455
Federal Home Loan Bank(b)	0.100%	10/07/11	10,000	9,999,833
Federal Home Loan Bank(b)	0.100%	10/12/11	6,000	5,999,817
Federal Home Loan Bank	0.240%	10/28/11	10,000	9,999,721
Federal Home Loan Bank	0.120%	11/10/11	8,000	7,999,791
Federal Home Loan Bank	0.625%	01/13/12	15,000	15,022,312
Federal Home Loan Bank	0.120%	01/30/12	4,000	3,999,703
Federal Home Loan Bank	0.200%	05/11/12	9,000	8,998,724
Federal Home Loan Bank(b)	0.160%	05/15/12	10,000	9,989,911
Federal Home Loan Bank(b)	0.160%	06/15/12	11,500	11,486,813
Federal Home Loan Mortgage Corp.(b)	0.070%	11/03/11	16,000	15,998,973
Federal Home Loan Mortgage Corp.(b)	0.080%	11/21/11	26,244	26,241,026
Federal Home Loan Mortgage Corp.(b)	0.090%	01/03/12	20,000	19,995,300
Federal Home Loan Mortgage Corp., MTN(a)	0.189%	02/16/12	9,000	9,000,719
Federal National Mortgage Association(b)	0.150%	10/17/11	10,000	9,999,333
Federal National Mortgage Association(b)	0.090%	11/01/11	10,000	9,999,225
Federal National Mortgage Association(b)	0.070%	11/07/11	10,000	9,999,281
Federal National Mortgage Association	1.000%	11/23/11	10,000	10,010,240
Federal National Mortgage Association(b)	0.150%	01/17/12	20,000	19,991,000
Federal National Mortgage Association(b)	0.100%	02/13/12	10,000	9,996,250
Federal National Mortgage Association(b)	0.100%	03/01/12	6,000	5,997,467
Federal National Mortgage Association(a)	0.254%	08/23/12	7,000	7,004,213

				253,738,182

U.S. Treasury Securities — 2.9%
U.S. Treasury Bill(b)	0.250%	11/17/11	3,000	2,999,021
U.S. Treasury Bill(b)	0.120%	12/01/11	12,000	11,997,661
U.S. Treasury Note	0.750%	11/30/11	4,000	4,003,104
U.S. Treasury Note	0.875%	01/31/12	11,000	11,020,571

				30,020,357

Repurchase Agreements(d) — 20.7%
Barclays Capital, Inc., 0.070%, dated 09/28/11, due 10/05/11 in the amount of $19,000,259 (cost $19,000,000)	0.070%	10/05/11	19,000	19,000,000
BNP Paribas Securities Corp., 0.110%, dated 09/27/11, due 10/04/11 in the amount of $9,000,193 (cost $9,000,000)	0.110%	10/04/11	9,000	9,000,000
BNP Paribas Securities Corp., 0.120%, dated 09/30/11, due 10/03/11 in the amount of $49,000,490 (cost $49,000,000)	0.120%	10/03/11	49,000	49,000,000
Credit Suisse Securities (USA) LLC, 0.080%, dated 09/30/11, due 10/07/11 in the amount of $13,000,202 (cost $13,000,000)	0.080%	10/07/11	13,000	13,000,000
Deutsche Bank Securities, Inc., 0.050%, dated 09/30/11, due 10/03/11 in the amount of $40,000,167 ($40,000,000)	0.050%	10/03/11	40,000	40,000,000
Deutsche Bank Securities, Inc., 0.100%, dated 09/27/11, due 10/04/11 in the amount of $13,000,253 ($13,000,000)	0.100%	10/04/11	13,000	13,000,000
Goldman Sachs & Co., 0.100%, dated 09/28/11, due 10/05/11 in the amount of $17,000,331 (cost $17,000,000)	0.100%	10/05/11	17,000	17,000,000
HSBC Securities (USA), Inc., 0.090%, dated 09/30/11, due 10/03/11 in the amount of $50,316,377 (cost $50,316,000)	0.090%	10/03/11	50,316	50,316,000

				210,316,000

TOTAL INVESTMENTS — 100.0% (amortized cost $1,017,858,515)				1,017,858,515
OTHER ASSETS IN EXCESS OF LIABILITIES				261,203

NET ASSETS — 100.0%				$1,018,119,718

The following abbreviations are used in portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
FDIC	Federal Deposit Insurance Corp.
MTN	Medium Term Note

(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2011.
(b)	Rate quoted represents yield-to-maturity as of purchase date.
(c)	Indicates a security that has been deemed illiquid.
(d)	Repurchase Agreements are collateralized by U.S. Treasury or U.S. Government Agency issuances.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Certificates of Deposit	$—	$143,013,711	$—
Commercial Paper	—	323,438,999	—
Loan Participation	—	6,000,000	—
Other Instruments — Agency Bonds	—	44,331,266	—
Time Deposit	—	7,000,000	—
U.S. Government Agencies	—	253,738,182	—
U.S. Treasury Securities	—	30,020,357	—
Repurchase Agreements	—	210,316,000	—

Total	$—	$1,017,858,515	$—

Natural Resources Portfolio

Schedule of Investments

as of September 30, 2011 (Unaudited)

Shares		Value
LONG-TERM INVESTMENTS — 96.2%
COMMON STOCKS — 95.9%
Chemicals — 1.8%
16,050	Celanese Corp., Ser. A	$ 522,107
179,128	Mosaic Co. (The)	8,771,898
277,051	Neo Material Technologies, Inc. (Canada)(a)	1,686,788
115,323	Potash Corp. of Saskatchewan, Inc.	4,984,260

		15,965,053

Construction Materials — 1.5%
23,998	Holcim Ltd. (Switzerland)	1,273,522
3,831,451	Indocement Tunggal Prakarsa Tbk PT (Indonesia)	6,033,223
6,332,998	Semen Gresik Persero Tbk PT (Indonesia)	5,927,390

		13,234,135

Energy Equipment & Services — 19.5%
241,512	Baker Hughes, Inc.	11,148,194
508,456	Cameron International Corp.(a)	21,121,262
172,905	Dresser-Rand Group, Inc.(a)	7,007,840
259,815	Dril-Quip, Inc.(a)	14,006,627
88,022	Ensco PLC (United Kingdom), ADR	3,558,729
342,932	FMC Technologies, Inc.(a)	12,894,243
536,851	Halliburton Co.	16,384,692
184,263	Helmerich & Payne, Inc.	7,481,078
404,509	Key Energy Services, Inc.(a)	3,838,790
98,951	Lufkin Industries, Inc.	5,265,183
480,883	Nabors Industries Ltd.(a)	5,895,626
413,628	National Oilwell Varco, Inc.	21,186,026
38,629	Noble Corp.	1,133,761
16,374	OSX Brasil SA (Brazil), 144A(a)	3,117,613
347,399	Patterson-UTI Energy, Inc.	6,023,899
272,415	Rowan Cos., Inc.(a)	8,224,209
34,066	Saipem SpA (Italy)	1,195,624
350,141	Schlumberger Ltd.	20,913,922
15,054	Technip SA (France)	1,206,079
77,539	Tenaris SA (Luxembourg), ADR(c)	1,973,367
83,631	Weatherford International Ltd.(a)	1,021,134

		174,597,898

Food Products — 0.3%
256,842	Adecoagro SA(a)	2,213,978
1,166,700	Agrenco Ltd. (Brazil), BDR, 144A(a)	297,841

		2,511,819

Metals & Mining — 29.5%
302,040	African Rainbow Minerals Ltd. (South Africa)	6,458,275
151,376	Agnico-Eagle Mines Ltd.	9,009,900
695,869	Alacer Gold Corp. (Canada)(a)	6,793,339
279,617	Alamos Gold, Inc. (Canada)	4,202,660
114,897	Alcoa, Inc.	1,099,564
1,556,200	AXMIN, Inc. (Canada)(a)	103,955
29,175	Barrick Gold Corp.	1,361,014
159,508	BHP Billiton Ltd. (Australia), ADR(c)	10,597,712
305,896	Cia de Minas Buenaventura SA (Peru), ADR	11,544,515
301,283	Cliffs Natural Resources, Inc.	15,416,651
153,028	Detour Gold Corp. (Canada)(a)	3,986,701
1,177,321	Eldorado Gold Corp. (Canada)	20,279,267
529,054	European Goldfields Ltd. (Canada)(a)	4,195,475
869,406	First Quantum Minerals Ltd. (Canada)	11,573,827
61,100	First Uranium Corp. (South Africa)(a)(c)	12,828
400,000	First Uranium Corp. (South Africa), 144A(a)	83,977
531,809	Freeport-McMoRan Copper & Gold, Inc.	16,193,584
600,701	Gabriel Resources Ltd. (Canada)(a)(c)	3,330,540
121,100	Gold Reserve, Inc. (NYSE)(a)	287,007
124,300	Gold Reserve, Inc. (TSX)(a)	294,173

28,918	Goldcorp, Inc.	1,319,818
195,600	Highland Gold Mining Ltd. (United Kingdom)	487,801
76,322	Iamgold Corp. (Canada)	1,517,117
347,825	Impala Platinum Holdings Ltd. (South Africa), ADR	7,026,065
840,066	Kinross Gold Corp.	12,416,176
989,556	Nevsun Resources Ltd. (Canada)	4,986,025
310,546	Newcrest Mining Ltd. (Australia)	10,235,937
25,052	Newmont Mining Corp.	1,575,771
399,636	Northern Dynasty Minerals Ltd.(a)	2,142,049
32,368	Nucor Corp.	1,024,124
118,954	Pan American Silver Corp. (Canada)	3,204,572
268,809	Pan American Silver Corp.	7,196,017
110,875	Pilot Gold, Inc. (Canada)(a)	126,968
1,234,422	Platinum Group Metals Ltd.(a)	1,271,455
129,100	Platmin Ltd. (South Africa), 144A(a)	55,439
148,534	Quadra FNX Mining Ltd. (Canada)(a)	1,291,292
234,085	Randgold Resources Ltd. (Jersey Islands), ADR	22,640,701
135,942	Reliance Steel & Aluminum Co.	4,623,387
189,623	Rio Tinto PLC (United Kingdom), ADR(c)	8,358,582
123,150	Seabridge Gold, Inc.(a)(c)	2,768,412
1,126,530	SEMAFO, Inc. (Canada), 144A(a)	9,299,060
317,896	Silver Wheaton Corp.	9,362,037
165,970	Southern Copper Corp.	4,147,590
714,289	Sterlite Industries India Ltd. (India), ADR	6,578,602
54,907	Tahoe Resources, Inc.(a)	791,197
116,000	Tahoe Resources, Inc., 144A(a)	1,671,534
8,939	Teck Resources Ltd. (Canada) (Class B Stock)	263,760
36,870	United States Steel Corp.(c)	811,509
10,710	Vedanta Resources PLC (United Kingdom)	182,054
354,812	Western Areas NL (Australia)	1,452,126
621,104	Xstrata PLC (Switzerland)	7,843,138
76,081	Yamana Gold, Inc.	1,039,266

		264,534,545

Oil, Gas & Consumable Fuels — 43.1%
32,472,696	Adaro Energy Tbk PT (Indonesia)	6,252,037
332,000	Advantage Oil & Gas Ltd. REG D (Canada)(a)	1,251,455
304,347	Anadarko Petroleum Corp.	19,189,078
170,671	Apache Corp.	13,694,641
25,801	Arch Coal, Inc.	376,179
1,036,124	Bankers Petroleum Ltd. (Canada)(a)	3,460,668
619,699	BG Group PLC (United Kingdom)	11,860,225
173,994	Bonavista Energy Corp. (Canada)	3,911,918
259,995	Brigham Exploration Co.(a)	6,567,474
225,391	Cabot Oil & Gas Corp.	13,953,957
1,241,488	Cairn Energy PLC (United Kingdom)(a)	5,384,401
42,448	Cameco Corp. (Canada)	779,368
52,634	Canadian Oil Sands Ltd. (Canada)	1,024,150
168,553	Carrizo Oil & Gas, Inc.(a)	3,632,317
45,791	Chesapeake Energy Corp.	1,169,960
194,387	Cimarex Energy Co.	10,827,356
522,811	Cobalt International Energy, Inc.(a)	4,030,873
288,650	Concho Resources, Inc.(a)	20,534,561
303,617	Consol Energy, Inc.	10,301,725
883,797	Daylight Energy Ltd. (Canada)	4,470,011
538,844	Denbury Resources, Inc.(a)	6,196,706
21,190	Devon Energy Corp.	1,174,774
148,738	Energy XXI Bermuda Ltd.(a)(c)	3,190,430
150,137	EOG Resources, Inc.	10,661,228
25,577	EQT Corp.	1,364,789
10,352	Exxon Mobil Corp.(c)	751,866
4,866,388	Far East Energy Corp.(a)	924,614
199,243	FX Energy, Inc.(a)	822,874

175,349	Hess Corp.	9,198,809
768,677	Hollyfrontier Corp.	20,154,711
2,476	HRT Participacoes EM Petroleo SA (Brazil)(a)	1,000,790
3,700	HRT Participacoes EM Petroleo SA (Brazil), 144A(a)	1,495,526
146,678	Kosmos Energy Ltd.(a)	1,717,599
1,570,292	Linc Energy Ltd. (Australia), 144A(a)	2,831,771
270,388	Marathon Petroleum Corp.	7,316,699
131,600	MEG Energy Corp. (Canada), 144A(a)	4,867,655
178,404	Murphy Oil Corp.	7,878,321
188,233	Newfield Exploration Co.(a)	7,470,968
70,958	Niko Resources Ltd. (Canada)	2,923,234
302,379	Noble Energy, Inc.	21,408,433
207,659	Occidental Petroleum Corp.	14,847,618
1,846,609	OGX Petroleo e Gas Participacoes SA (Brazil)(a)	11,382,634
1,026,146	Oil Search Ltd. (Papua New Guinea)	5,531,701
599,819	Pacific Rubiales Energy Corp. (Canada)	12,707,302
17,335	Pioneer Natural Resources Co.	1,140,123
44,124	Plains Exploration & Production Co.(a)	1,002,056
156,526	QGEP Participacoes SA (Brazil)(b)	1,273,686
413,300	QGEP Participacoes SA (Brazil), 144A(b)	3,363,111
561,270	Quicksilver Resources, Inc.(a)(c)	4,254,427
23,650	Range Resources Corp.	1,382,579
206,491	Rosetta Resources, Inc.(a)	7,066,122
504,742	Southwestern Energy Co.(a)	16,823,051
460,184	Suncor Energy, Inc.	11,707,081
9,483	Sunoco, Inc.	294,068
997,218	Talisman Energy, Inc.	12,235,865
24,233	Trident Resources Corp. (Canada), Private Placement (original cost $9,770,532; purchased 6/30/2010)(a)(b)(d)	10,132,792
37,464	Ultra Petroleum Corp.(a)	1,038,502
259,929	Whiting Petroleum Corp.(a)	9,118,309
9,375	Williams Cos., Inc. (The)	228,188
36,717	Woodside Petroleum Ltd. (Australia)	1,137,626
760,909	Zodiac Exploration, Inc. (Canada)(a)	181,532
2,320,000	Zodiac Exploration, Inc. (Canada), Private Placement (original cost $821,708; purchased 5/24/2011)(a)(b)(d)	552,595
1,740,000	Zodiac Exploration, Inc. (Canada), Private Placement (original cost $616,281; purchased 5/24/2011)(a)	415,116
11,600,000	Zodiac Exploration, Inc. - D Shares (Canada)(a)(b)	2,767,440

		386,607,675

Transportation Infrastructure — 0.2%
1,174,096	LLX Logistica SA (Brazil)(a)	2,266,703

	TOTAL COMMON STOCKS (cost $737,676,661)	859,717,828

PREFERRED STOCK — 0.3%
Metals & Mining
3,660	Iron Co./Manabi, 144A, Private Placement (original cost $3,660,000; purchased 5/25/2011)(a)(b)	2,763,830

Units
RIGHTS
Oil, Gas & Consumable Fuels
9,007	Trident Resources Corp. (Canada), Private Placement (original cost $0; purchased 6/30/2010)(a)(b)(d)	—

WARRANT
Metals & Mining
221,350	Crystallex International Corp. Warrant (Canada), Private Placement expiring 11/4/14 (original cost $0; purchased 11/04/2009)(a)(b)(d)	—

	TOTAL LONG-TERM INVESTMENTS (cost $741,336,661)	862,481,658

SHORT-TERM INVESTMENT — 6.8%

Shares
60,615,177	Affiliated Money Market Mutual Fund Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $60,615,177; includes $27,303,437 of cash collateral received for securities on loan)(e)(f)	60,615,177

	TOTAL INVESTMENTS — 103.0% (cost $801,951,838)	923,096,835
	LIABILITIES IN EXCESS OF OTHER LIABILITIES — (3.0%)	(26,922,399)

	NET ASSETS — 100.0%	$896,174,436

The following abbreviations are used in portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ADR	American Depositary Receipt
BDR	Brazilian Depositary Receipt
NYSE	New York Stock Exchange
TSX	Toronto Stock Exchange

(a)	Non-income producing security.
(b)	Indicates a security that has been deemed illiquid.
(c)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $25,671,520; cash collateral of $27,303,437 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(d)	Indicates a restricted security; the aggregate original cost of such securities is $10,592,240. The aggregate value of $10,685,387 is approximately 1.2% of net assets.
(e)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(f)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally for stocks, exchange-traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures

The following is a summary of the inputs used as of September 30, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$773,324,395	$75,708,046	$10,685,387
Preferred Stock	—	—	2,763,830
Rights	—	—	—
Warrant	—	—	—
Affiliated Money Market Mutual Fund	60,615,177	—	—

Total	$833,939,572	$75,708,046	$13,449,217

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Common Stocks	Preferred Stock
Balance as of 12/31/10	$14,313,416	$—
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)*	(3,637,264)	(896,170)
Purchases	821,708	3,660,000
Sales	—	—
Transfers into Level 3	—	—
Transfers out of Level 3	(812,473)	—

Balance as of 9/30/11	$10,685,387	$2,763,830

*	Of which $(4,533,434) was included in Net Assets relating to securities held at the reporting period end.

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

Fair value of Level 3 Common Stock of $812,473 was transferred out of Level 3 at 9/30/11 as a result of the resumption of pricing available on a major exchange.

Small Capitalization Stock Portfolio

Schedule of Investments

as of September 30, 2011 (Unaudited)

Shares		Value
LONG-TERM INVESTMENTS — 98.0%
COMMON STOCKS — 97.4%
Aerospace & Defense — 2.2%
45,771	AAR Corp.	$ 763,003
21,314	Aerovironment, Inc.(a)	599,989
10,716	American Science & Engineering, Inc.	654,212
28,705	Ceradyne, Inc.(a)	771,877
18,273	Cubic Corp.	713,926
53,902	Curtiss-Wright Corp.	1,553,995
65,875	GenCorp, Inc.(a)(b)	295,779
53,094	Moog, Inc. (Class A Stock)(a)	1,731,926
5,599	National Presto Industries, Inc.(b)	486,609
67,340	Orbital Sciences Corp.(a)	861,952
42,496	Teledyne Technologies, Inc.(a)	2,076,354

		10,509,622

Air Freight & Logistics — 0.4%
34,156	Forward Air Corp.	869,270
43,370	HUB Group, Inc. (Class A Stock)(a)	1,226,070

		2,095,340

Airlines — 0.3%
17,394	Allegiant Travel Co.(a)(b)	819,779
59,860	SkyWest, Inc.	688,989

		1,508,768

Auto Components — 0.3%
21,989	Drew Industries, Inc.(b)	439,340
37,683	Spartan Motors, Inc.	155,631
22,899	Standard Motor Products, Inc.	297,000
27,318	Superior Industries International, Inc.	422,063

		1,314,034

Automobiles— 0.0%
33,431	Winnebago Industries, Inc.(a)	231,343

Beverages — 0.1%
10,025	Boston Beer Co., Inc. (Class A Stock)(a)(b)	728,818

Biotechnology — 1.8%
61,501	ArQule, Inc.(a)	310,580
70,669	Cubist Pharmaceuticals, Inc.(a)(b)	2,496,029
28,757	Emergent Biosolutions, Inc.(a)	443,720
86,893	Regeneron Pharmaceuticals, Inc.(a)(b)	5,057,173
82,458	Savient Pharmaceuticals, Inc.(a)(b)	338,078

		8,645,580

Building Products — 1.1%
44,884	A.O. Smith Corp.	1,437,635
21,784	AAON, Inc.	343,098
32,138	Apogee Enterprises, Inc.	276,065
35,068	Gibraltar Industries, Inc.(a)	284,752
54,629	Griffon Corp.(a)(b)	446,865
22,418	NCI Building Systems, Inc.(a)	169,480
43,588	Quanex Building Products Corp.	477,289
46,883	Simpson Manufacturing Co., Inc.	1,168,793
22,564	Universal Forest Products, Inc.	542,664

		5,146,641

Capital Markets — 1.0%
22,800	Calamos Asset Management, Inc. (Class A Stock)	228,228
44,900	Financial Engines, Inc.(a)(b)	813,139
47,166	Investment Technology Group, Inc.(a)	461,755
17,965	Piper Jaffray Cos.(a)	322,112
126,300	Prospect Capital Corp.	1,062,183
62,130	Stifel Financial Corp.(a)	1,650,173
32,426	SWS Group, Inc.	152,078

		4,689,668

Chemicals — 2.4%
35,666	A. Schulman, Inc.	605,965
27,048	American Vanguard Corp.	301,856

29,360	Arch Chemicals, Inc.	1,377,571
33,483	Balchem Corp.	1,249,251
65,254	Calgon Carbon Corp.(a)	950,751
10,400	Hawkins, Inc.	331,136
57,018	HB Fuller Co.	1,038,868
23,800	Koppers Holdings, Inc.	609,518
37,000	Kraton Performance Polymers, Inc.(a)	598,660
21,300	LSB Industries, Inc.(a)	610,671
37,356	OM Group, Inc.(a)	970,135
107,002	PolyOne Corp.	1,145,992
14,798	Quaker Chemical Corp.	383,564
9,585	Stepan Co.	643,920
47,300	STR Holdings, Inc.(a)(b)	383,603
25,207	Zep, Inc.	378,609

		11,580,070

Commercial Banks — 5.2%
33,136	Bank of The Ozarks, Inc.	693,536
89,902	Boston Private Financial Holdings, Inc.	528,624
17,444	City Holding Co.	470,814
45,708	Columbia Banking System, Inc.	654,538
42,596	Community Bank System, Inc.	966,503
21,472	First BanCorp (Puerto Rico)(a)	60,122
120,710	First Commonwealth Financial Corp.	446,627
67,503	First Financial Bancorp	931,541
36,339	First Financial Bankshares, Inc.(b)	950,628
85,840	First Midwest Bancorp, Inc.	628,349
146,600	FNB Corp.	1,256,362
82,673	Glacier Bancorp, Inc.	774,646
166,684	Hanmi Financial Corp.(a)(b)	138,348
26,052	Home Bancshares, Inc.	552,823
24,806	Independent Bank Corp.	539,282
43,382	Nara Bancorp, Inc.(a)	263,329
141,776	National Penn Bancshares, Inc.	993,850
38,810	NBT Bancorp, Inc.	722,642
109,447	Old National Bancorp	1,020,046
38,700	PacWest Bancorp	539,478
39,171	Pinnacle Financial Partners, Inc.(a)(b)	428,531
68,549	PrivateBancorp, Inc.	515,488
32,373	S&T Bancorp, Inc.	523,148
53,240	Signature Bank(a)(b)	2,541,145
20,078	Simmons First National Corp. (Class A Stock)	435,693
35,154	Sterling Bancorp	255,218
149,809	Susquehanna Bancshares, Inc.	819,455
43,200	Texas Capital Bancshares, Inc.(a)(b)	987,120
9,364	Tompkins Financial Corp.	335,044
37,472	UMB Financial Corp.	1,202,102
132,370	Umpqua Holdings Corp.	1,163,532
52,197	United Bankshares, Inc.(b)	1,048,638
21,587	United Community Banks, Inc.(a)(b)	183,274
67,813	Wilshire Bancorp, Inc.(a)	185,808
41,113	Wintrust Financial Corp.(b)	1,061,126

		24,817,410

Commercial Services & Supplies — 2.3%
55,303	ABM Industries, Inc.	1,054,075
10,957	Consolidated Graphics, Inc.(a)	400,259
21,719	G&K Services, Inc. (Class A Stock)	554,703
75,173	Geo Group, Inc. (The)(a)	1,395,211
76,676	Healthcare Services Group, Inc.	1,237,551
66,602	Interface, Inc. (Class A Stock)	789,900
41,497	Mobile Mini, Inc.(a)	682,211
10,832	Standard Register Co. (The)	27,405
48,370	Sykes Enterprises, Inc.(a)	723,131
72,188	Tetra Tech, Inc.(a)	1,352,803
17,830	Unifirst Corp.	807,521
51,342	United Stationers, Inc.	1,399,069
23,447	Viad Corp.	398,130

		10,821,969

Communications Equipment — 1.9%
137,911	Arris Group, Inc.(a)	1,420,483

11,822	Bel Fuse, Inc. (Class B Stock)	184,305
20,993	Black Box Corp.	448,201
48,850	Blue Coat Systems, Inc.(a)	678,038
30,159	Comtech Telecommunications Corp.	847,166
31,700	DG Fastchannel, Inc.(a)	537,315
29,464	Digi International, Inc.(a)	324,104
133,524	Harmonic, Inc.(a)	568,812
43,346	NETGEAR, Inc.(a)(b)	1,122,228
30,797	Network Equipment Technologies, Inc.(a)	59,746
22,600	Oplink Communications, Inc.(a)	342,164
20,884	PC-Tel, Inc.(a)	128,437
49,447	Symmetricom, Inc.(a)	214,600
70,827	Tekelec(a)	427,795
48,715	ViaSat, Inc.(a)(b)	1,622,697

		8,926,091

Computers & Peripherals — 0.6%
33,147	Avid Technology, Inc.(a)	256,558
58,776	Intermec, Inc.(a)	383,219
25,644	Intevac, Inc.(a)	179,252
36,516	Novatel Wireless, Inc.(a)	110,278
24,498	Stratasys, Inc.(a)(b)	454,193
30,500	Super Micro Computer, Inc.(a)	382,165
38,079	Synaptics, Inc.(a)(b)	910,088

		2,675,753

Construction & Engineering — 0.7%
43,284	Comfort Systems USA, Inc.	360,123
38,631	Dycom Industries, Inc.(a)	591,054
77,325	EMCOR Group, Inc.(a)	1,572,017
45,637	Insituform Technologies, Inc. (Class A Stock)(a)	528,477
30,100	Orion Marine Group, Inc.(a)	173,677

		3,225,348

Construction Materials — 0.4%
51,872	Eagle Materials, Inc.	863,669
65,968	Headwaters, Inc.(a)	94,994
32,223	Texas Industries, Inc.(b)	1,022,758

		1,981,421

Consumer Finance — 1.2%
33,944	Cash America International, Inc.	1,736,575
50,211	Ezcorp, Inc. (Class A Stock)(a)	1,433,022
35,625	First Cash Financial Services, Inc.(a)	1,494,469
17,352	World Acceptance Corp.(a)(b)	970,844

		5,634,910

Containers & Packaging — 0.1%
40,120	Myers Industries, Inc.	407,218

Distributors — 0.3%
21,457	Audiovox Corp. (Class A Stock)(a)	117,799
55,855	Pool Corp.	1,462,284

		1,580,083

Diversified Consumer Services — 1.0%
20,633	American Public Education, Inc.(a)(b)	701,522
17,686	Capella Education Co.(a)	501,929
35,531	Coinstar, Inc.(a)(b)	1,421,240
97,100	Corinthian Colleges, Inc.(a)	151,476
72,448	Hillenbrand, Inc.	1,333,043
25,300	Lincoln Educational Services Corp.	204,677
24,506	Universal Technical Institute, Inc.(a)	333,036

		4,646,923

Diversified Financial Services — 0.5%
17,400	Encore Capital Group, Inc.(a)	380,190
44,700	Interactive Brokers Group, Inc. (Class A Stock)	622,671
19,819	Portfolio Recovery Associates, Inc.(a)(b)	1,233,138

		2,235,999

Diversified Telecommunication Services — 0.4%
10,700	Atlantic Tele-Network, Inc.	351,816

35,037	Cbeyond, Inc.(a)	247,361
229,200	Cincinnati Bell, Inc.(a)(b)	708,228
41,324	General Communication, Inc. (Class A Stock)(a)	338,857
36,052	Neutral Tandem, Inc.(a)	348,983

		1,995,245

Electric Utilities — 1.4%
37,097	ALLETE, Inc.	1,358,863
15,478	Central Vermont Public Service Corp.	544,980
48,308	El Paso Electric Co.	1,550,204
58,411	UIL Holdings Corp.	1,923,474
42,651	Unisource Energy Corp.	1,539,275

		6,916,796

Electrical Equipment — 1.2%
14,521	AZZ, Inc.	562,979
54,812	Belden, Inc.	1,413,602
61,022	Brady Corp. (Class A Stock)	1,612,811
22,131	Encore Wire Corp.	455,456
63,062	II-VI, Inc.(a)	1,103,585
10,372	Powell Industries, Inc.(a)	321,221
22,031	Vicor Corp.	192,771

		5,662,425

Electronic Equipment, Instruments & Components — 3.9%
17,232	Agilysys, Inc.(a)	122,864
33,864	Anixter International, Inc.	1,606,508
68,910	Benchmark Electronics, Inc.(a)	896,519
78,531	Brightpoint, Inc.(a)	723,271
46,439	Checkpoint Systems, Inc.(a)	630,642
48,640	Cognex Corp.	1,318,630
39,764	CTS Corp.	323,281
42,108	Daktronics, Inc.	361,287
19,785	DTS, Inc.(a)	491,262
28,041	Electro Scientific Industries, Inc.(a)	333,408
19,184	FARO Technologies, Inc.(a)	605,255
45,312	FEI Co.(a)(b)	1,357,548
52,335	Insight Enterprises, Inc.(a)	792,352
26,625	Littelfuse, Inc.	1,070,591
19,720	LoJack Corp.(a)	62,512
35,008	Mercury Computer Systems, Inc.(a)	402,592
42,166	Methode Electronics, Inc.	313,293
18,135	MTS Systems Corp.	555,656
43,308	Newport Corp.(a)	468,160
22,700	OSI Systems, Inc.(a)	760,904
23,944	Park Electrochemical Corp.	511,683
40,920	Plexus Corp.(a)(b)	925,610
47,539	Pulse Electronics Corp.	135,962
25,935	RadiSys Corp.(a)	158,722
33,000	Rofin-Sinar Technologies, Inc.(a)	633,600
18,631	Rogers Corp.(a)	729,031
31,333	Scansource, Inc.(a)(b)	926,204
29,450	SYNNEX Corp.(a)	771,590
59,089	TTM Technologies, Inc.(a)	561,936

		18,550,873

Energy Equipment & Services — 2.0%
33,817	Basic Energy Services, Inc.(a)	478,849
42,255	Bristow Group, Inc.	1,792,880
16,577	Gulf Island Fabrication, Inc.	342,812
27,415	Hornbeck Offshore Services, Inc.(a)(b)	682,908
146,945	ION Geophysical Corp.(a)(b)	695,050
35,258	Lufkin Industries, Inc.	1,876,078
29,973	Matrix Service Co.(a)	255,070
5,400	OYO Geospace Corp.(a)	303,966
71,017	Pioneer Drilling Co.(a)	509,902
25,071	SEACOR Holdings, Inc.	2,010,945
89,141	Tetra Technologies, Inc.(a)	688,168

		9,636,628

Food & Staples Retailing — 1.2%
21,516	Andersons, Inc. (The)	724,229
43,965	Casey’s General Stores, Inc.	1,919,072
14,032	Nash Finch Co.	377,882

26,288	Spartan Stores, Inc.	406,938
56,093	United Natural Foods, Inc.(a)(b)	2,077,685

		5,505,806

Food Products — 2.7%
55,500	B&G Foods, Inc.	925,740
14,490	Calavo Growers, Inc.(b)	297,335
16,695	Cal-Maine Foods, Inc.(b)	524,724
135,220	Darling International, Inc.(a)	1,702,420
25,457	Diamond Foods, Inc.(b)	2,031,214
50,715	Hain Celestial Group, Inc. (The)(a)	1,549,343
16,618	J&J Snack Foods Corp.	798,495
21,835	Sanderson Farms, Inc.	1,037,162
10,500	Seneca Foods Corp. (Class A Stock)(a)	207,900
53,916	Snyders-Lance, Inc.	1,124,149
41,465	TreeHouse Foods, Inc.(a)	2,564,195

		12,762,677

Gas Utilities — 2.2%
25,914	Laclede Group, Inc. (The)	1,004,168
47,904	New Jersey Resources Corp.	2,039,273
30,865	Northwest Natural Gas Co.	1,361,146
83,203	Piedmont Natural Gas Co., Inc.(b)	2,403,735
34,722	South Jersey Industries, Inc.	1,727,419
53,011	Southwest Gas Corp.	1,917,408

		10,453,149

Healthcare Equipment & Supplies — 3.4%
26,412	Abaxis, Inc.(a)(b)	605,099
78,857	Align Technology, Inc.(a)(b)	1,196,261
14,533	Analogic Corp.	659,943
15,250	Cantel Medical Corp.	322,080
33,149	CONMED Corp.(a)	762,758
31,953	CryoLife, Inc.(a)	143,469
29,097	Cyberonics, Inc.(a)	823,445
27,244	Greatbatch, Inc.(a)	545,152
29,797	Haemonetics Corp.(a)	1,742,529
14,192	ICU Medical, Inc.(a)	522,266
23,502	Integra LifeSciences Holdings Corp.(a)	840,667
36,902	Invacare Corp.	850,222
8,931	Kensey Nash Corp.(a)	218,809
47,575	Meridian Bioscience, Inc.	748,830
48,348	Merit Medical Systems, Inc.(a)	635,293
33,625	Natus Medical, Inc.(a)	319,774
26,980	Neogen Corp.(a)	936,746
46,100	NuVasive, Inc.(a)(b)	786,927
21,677	Palomar Medical Technologies, Inc.(a)	170,815
16,200	SonoSite, Inc.(a)	491,508
16,852	SurModics, Inc.(a)	153,353
41,577	Symmetry Medical, Inc.(a)	320,974
38,917	West Pharmaceutical Services, Inc.	1,443,821
25,595	Zoll Medical Corp.(a)	965,955

		16,206,696

Healthcare Providers & Services — 4.3%
13,072	Air Methods Corp.(a)(b)	832,294
9,452	Almost Family, Inc.(a)	157,187
33,859	Amedisys, Inc.(a)	501,790
45,999	AMN Healthcare Services, Inc.(a)	184,456
36,174	AmSurg Corp.(a)	813,915
28,870	Bio-Reference Labs, Inc.(a)(b)	531,497
58,208	Centene Corp.(a)	1,668,823
24,811	Chemed Corp.	1,363,613
7,545	Corvel Corp.(a)	320,662
35,463	Cross Country Healthcare, Inc.(a)	148,235
19,100	Ensign Group, Inc. (The)	441,401
35,192	Gentiva Health Services, Inc.(a)	194,260
38,609	Hanger Orthopedic Group, Inc.(a)	729,324
78,520	Healthspring, Inc.(a)	2,862,839
38,886	Healthways, Inc.(a)	382,249
97,951	HMS Holdings Corp.(a)(b)	2,389,025
19,005	IPC The Hospitalist Co., Inc.(a)	678,288
10,968	Landauer, Inc.	543,355
19,717	LCA-Vision, Inc.(a)	42,194

18,098	LHC Group, Inc.(a)	308,752
35,341	Magellan Health Services, Inc.(a)	1,706,970
23,504	MedCath Corp.(a)	326,236
33,222	Molina Healthcare, Inc.(a)	512,948
14,556	MWI Veterinary Supply, Inc.(a)	1,001,744
33,795	PharMerica Corp.(a)	482,255
61,591	PSS World Medical, Inc.(a)(b)	1,212,727

		20,337,039

Healthcare Technology — 0.7%
12,836	Computer Programs & Systems, Inc.	849,102
38,222	Omnicell, Inc.(a)	526,699
22,767	Quality Systems, Inc.	2,208,399

		3,584,200

Hotels, Restaurants & Leisure — 2.9%
1,696	Biglari Holdings, Inc.(a)	502,677
27,872	BJ’s Restaurants, Inc.(a)(b)	1,229,434
62,300	Boyd Gaming Corp.(a)(b)	305,270
21,265	Buffalo Wild Wings, Inc.(a)(b)	1,271,647
22,407	CEC Entertainment, Inc.	637,927
26,578	Cracker Barrel Old Country Store, Inc.	1,065,246
18,505	DineEquity, Inc.(a)	712,258
47,236	Interval Leisure Group, Inc.(a)	629,184
53,617	Jack In The Box, Inc.(a)	1,068,051
23,058	Marcus Corp.	229,427
13,231	Monarch Casino & Resort, Inc.(a)	129,399
30,499	Multimedia Games Holding Co., Inc.(a)	123,216
20,615	O’Charleys, Inc.(a)	122,453
22,215	Papa John’s International, Inc.(a)	675,336
14,994	Peet’s Coffee & Tea, Inc.(a)(b)	834,266
25,814	PF Chang’s China Bistro, Inc.(b)	703,173
71,713	Pinnacle Entertainment, Inc.(a)	651,154
13,463	Red Robin Gourmet Burgers, Inc.(a)	324,324
72,684	Ruby Tuesday, Inc.(a)	520,417
39,648	Ruth’s Hospitality Group, Inc.(a)	170,090
62,159	Shuffle Master, Inc.(a)	522,757
71,114	Sonic Corp.(a)	502,776
71,030	Texas Roadhouse, Inc. (Class A Stock)	939,017

		13,869,499

Household Durables — 0.9%
6,083	Blyth, Inc.	337,302
29,799	Ethan Allen Interiors, Inc.	405,564
35,710	Helen of Troy Ltd.(a)	897,035
31,000	iRobot Corp.(a)(b)	779,960
17,801	Kid Brands, Inc.(a)	46,995
59,601	La-Z-Boy, Inc.(a)	441,643
21,370	M/I Homes, Inc.(a)	128,434
32,097	Meritage Homes Corp.(a)	485,949
7,812	Skyline Corp.	74,605
113,722	Standard Pacific Corp.(a)(b)	280,893
17,254	Universal Electronics, Inc.(a)	282,793

		4,161,173

Household Products — 0.2%
53,888	Central Garden and Pet Co. (Class A Stock)(a)(b)	381,527
19,109	WD-40 Co.	761,303

		1,142,830

Industrial Conglomerates — 0.2%
14,570	Standex International Corp.	453,564
27,035	Tredegar Corp.	400,929

		854,493

Insurance — 2.7%
21,314	AMERISAFE, Inc.(a)	392,391
63,596	Delphi Financial Group, Inc. (Class A Stock)	1,368,586
24,391	eHealth, Inc.(a)(b)	333,181
43,515	Employers Holdings, Inc.	555,251
46,000	Horace Mann Educators Corp.	524,860
14,189	Infinity Property & Casualty Corp.	744,639
60,800	Meadowbrook Insurance Group, Inc.	541,728

49,354	National Financial Partners Corp.(a)(b)	539,933
13,418	Navigators Group, Inc. (The)(a)	579,657
24,495	Presidential Life Corp.	201,349
35,433	ProAssurance Corp.	2,551,885
19,305	RLI Corp.(b)	1,227,412
17,560	Safety Insurance Group, Inc.	664,295
62,607	Selective Insurance Group, Inc.	817,021
22,102	Stewart Information Services Corp.	195,382
47,561	Tower Group, Inc.	1,087,244
24,261	United Fire & Casualty Co.	429,177

		12,753,991

Internet & Catalog Retail — 0.6%
16,480	Blue Nile, Inc.(a)(b)	581,414
46,265	HSN, Inc.(a)	1,532,760
32,128	Nutrisystem, Inc.(b)	389,070
23,881	PetMed Express, Inc.(b)	214,929

		2,718,173

Internet Software & Services — 1.6%
36,777	comScore, Inc.(a)	620,428
47,683	DealerTrack Holdings, Inc.(a)	747,193
43,812	Infospace, Inc.(a)	366,268
53,478	j2 Global Communications, Inc.	1,438,558
23,200	Liquidity Services, Inc.(a)	744,024
54,500	LivePerson, Inc.(a)	542,275
24,300	LogMeIn, Inc.(a)(b)	807,003
35,214	Perficient, Inc.(a)	257,766
29,600	RightNow Technologies, Inc.(a)(b)	978,280
13,920	Stamps.com, Inc.	284,525
101,730	United Online, Inc.	532,048
34,695	XO Group, Inc.(a)	283,458

		7,601,826

IT Services — 2.0%
35,144	CACI International, Inc. (Class A Stock)(a)	1,755,091
50,300	Cardtronics, Inc.(a)	1,152,876
83,223	CIBER, Inc.(a)	252,166
39,924	CSG Systems International, Inc.(a)	504,639
17,062	Forrester Research, Inc.	554,686
45,311	Heartland Payment Systems, Inc.	893,533
34,400	iGATE Corp.(b)	396,976
39,936	MAXIMUS, Inc.	1,393,767
9,400	NCI, Inc. (Class A Stock)(a)	112,142
29,667	TeleTech Holdings, Inc.(a)	452,125
21,600	Virtusa Corp.(a)	285,120
44,676	Wright Express Corp.(a)	1,699,475

		9,452,596

Leisure Equipment & Products — 0.7%
14,057	Arctic Cat, Inc.(a)	203,686
102,929	Brunswick Corp.(b)	1,445,123
73,680	Callaway Golf Co.	380,926
31,415	Jakks Pacific, Inc.	595,314
21,927	Sturm Ruger & Co., Inc.	569,663

		3,194,712

Life Sciences Tools & Services — 0.5%
80,800	Affymetrix, Inc.(a)(b)	395,920
32,432	Cambrex Corp.(a)	163,457
35,657	Enzo Biochem, Inc.(a)	91,639
50,283	eResearchTechnology, Inc.(a)	224,262
68,157	PAREXEL International Corp.(a)(b)	1,290,212

		2,165,490

Machinery — 4.1%
79,364	Actuant Corp. (Class A Stock)	1,567,439
32,504	Albany International Corp. (Class A Stock)	593,198
23,110	Astec Industries, Inc.(a)	676,661
17,607	Badger Meter, Inc.	509,371
55,316	Barnes Group, Inc.	1,064,833
58,446	Briggs & Stratton Corp.	789,605
10,093	Cascade Corp.	337,005

19,988	CIRCOR International, Inc.	587,048
58,332	CLARCOR, Inc.	2,413,778
24,078	EnPro Industries, Inc.(a)(b)	714,635
30,721	ESCO Technologies, Inc.	783,386
70,500	Federal Signal Corp.	311,610
32,947	John Bean Technologies Corp.	469,824
37,367	Kaydon Corp.	1,071,686
14,579	Lindsay Corp.(b)	784,350
18,956	Lydall, Inc.(a)	168,708
43,849	Mueller Industries, Inc.	1,692,133
52,797	Robbins & Myers, Inc.	1,832,584
21,900	Tennant Co.	774,603
35,483	Toro Co. (The)	1,748,247
34,421	Watts Water Technologies, Inc. (Class A Stock)	917,320

		19,808,024

Media — 0.6%
31,461	Arbitron, Inc.	1,040,730
37,301	E.W. Scripps Co. (Class A Stock)(a)	261,107
50,500	Harte-Hanks, Inc.	428,240
170,476	Live Nation Entertainment, Inc.(a)	1,365,513

		3,095,590

Metals & Mining — 0.9%
18,883	A.M. Castle & Co.(a)	206,580
29,091	AMCOL International Corp.	697,893
65,663	Century Aluminum Co.(a)	587,027
14,100	Haynes International, Inc.	612,645
18,400	Kaiser Aluminum Corp.(b)	814,752
23,678	Materion Corp.(a)	537,017
10,538	Olympic Steel, Inc.	178,514
34,911	RTI International Metals, Inc.(a)(b)	814,125

		4,448,553

Multiline Retail — 0.1%
44,366	Fred’s, Inc. (Class A Stock)	472,941
48,832	Tuesday Morning Corp.(a)	171,889

		644,830

Multi-Utilities — 0.8%
67,003	Avista Corp.	1,598,022
17,885	CH Energy Group, Inc.	933,060
41,900	NorthWestern Corp.	1,338,286

		3,869,368

Oil, Gas & Consumable Fuels — 1.8%
26,900	Approach Resources, Inc.(a)(b)	457,031
15,100	Contango Oil & Gas Co.(a)(b)	826,121
23,100	GeoResources, Inc.(a)	410,949
47,700	Gulfport Energy Corp.(a)(b)	1,153,386
52,098	Penn Virginia Corp.(b)	290,186
27,426	Petroleum Development Corp.(a)(b)	531,790
64,645	Petroquest Energy, Inc.(a)(b)	355,547
56,694	Stone Energy Corp.(a)(b)	919,010
49,144	Swift Energy Co.(a)	1,196,165
82,247	World Fuel Services Corp.	2,685,365

		8,825,550

Paper & Forest Products — 1.0%
45,342	Buckeye Technologies, Inc.	1,093,196
26,680	Clearwater Paper Corp.(a)	906,586
12,591	Deltic Timber Corp.	751,431
45,000	KapStone Paper and Packaging Corp.(a)	625,050
17,278	Neenah Paper, Inc.	245,002
18,688	Schweitzer-Mauduit International, Inc.	1,044,099
56,167	Wausau Paper Corp.	358,907

		5,024,271

Personal Products — 0.2%
18,800	Inter Parfums, Inc.	290,460
15,700	Medifast, Inc.(a)(b)	253,555
58,000	Prestige Brands Holdings, Inc.(a)	524,900

		1,068,915

Pharmaceuticals — 1.7%
11,800	Hi-Tech Pharmacal Co., Inc.(a)	396,480
62,400	Medicines Co. (The)(a)	928,512
42,243	Par Pharmaceutical Cos., Inc.(a)	1,124,509
72,000	Questcor Pharmaceuticals, Inc.(a)	1,962,720
68,283	Salix Pharmaceuticals Ltd.(a)(b)	2,021,177
82,137	ViroPharma, Inc.(a)(b)	1,484,215

		7,917,613

Professional Services — 0.9%
14,288	CDI Corp.	152,596
34,700	Dolan Co. (The)(a)	311,953
15,740	Exponent, Inc.(a)	650,534
20,614	Heidrick & Struggles International, Inc.	339,100
26,679	Insperity, Inc.	593,608
32,639	Kelly Services, Inc. (Class A Stock)	372,084
60,500	Navigant Consulting, Inc.(a)	560,835
42,286	On Assignment, Inc.(a)	298,962
51,300	Resources Connection, Inc.	501,714
18,097	School Specialty, Inc.(a)(b)	129,032
49,718	TrueBlue, Inc.(a)	563,305

		4,473,723

Real Estate Investment Trusts — 7.9%
46,605	Acadia Realty Trust	871,514
151,711	BioMed Realty Trust, Inc.	2,513,851
63,266	Cedar Shopping Centers, Inc.	196,757
100,739	Colonial Properties Trust(b)	1,829,420
193,370	Diamondrock Hospitality Co.	1,351,656
31,063	EastGroup Properties, Inc.	1,184,743
53,970	Entertainment Properties Trust(b)	2,103,751
108,908	Extra Space Storage, Inc.(b)	2,028,956
82,002	Franklin Street Properties Corp.(b)	927,443
31,100	Getty Realty Corp.	448,462
89,900	Healthcare Realty Trust, Inc.(b)	1,514,815
88,835	Inland Real Estate Corp.	648,496
67,598	Kilroy Realty Corp.(b)	2,115,817
71,591	Kite Realty Group Trust	262,023
98,372	LaSalle Hotel Properties(b)	1,888,742
158,716	Lexington Realty Trust(b)	1,038,003
35,126	LTC Properties, Inc.	889,390
129,066	Medical Properties Trust, Inc.(b)	1,155,141
42,916	Mid-America Apartment Communities, Inc.	2,584,402
108,868	National Retail Properties, Inc.(b)	2,925,283
25,748	Parkway Properties, Inc.	283,485
63,822	Pennsylvania Real Estate Investment Trust	493,344
58,361	Post Properties, Inc.	2,027,461
22,002	PS Business Parks, Inc.	1,089,979
13,400	Saul Centers, Inc.	453,054
31,997	Sovran Self Storage, Inc.	1,189,328
99,284	Tanger Factory Outlet Centers	2,582,377
14,600	Universal Health Realty Income Trust	490,706
26,550	Urstadt Biddle Properties, Inc. (Class A Stock)	424,004

		37,512,403

Real Estate Management & Development — 0.1%
40,956	Forestar Group, Inc.(a)	446,830

Road & Rail — 0.8%
29,395	Arkansas Best Corp.	474,729
69,148	Heartland Express, Inc.	937,647
68,788	Knight Transportation, Inc.	915,568
54,433	Old Dominion Freight Line, Inc.(a)	1,576,924

		3,904,868

Semiconductors & Semiconductor Equipment — 4.6%
50,197	Advanced Energy Industries, Inc.(a)	432,698
36,606	ATMI, Inc.(a)	579,107
76,005	Brooks Automation, Inc.	619,441
26,911	Cabot Microelectronics Corp.(a)	925,469
27,100	Ceva, Inc.(a)	658,801

75,300	Cirrus Logic, Inc.(a)	1,109,922
27,597	Cohu, Inc.	272,658
35,370	Cymer, Inc.(a)	1,315,057
42,570	Diodes, Inc.(a)	762,854
27,028	DSP Group, Inc.(a)	159,465
99,400	Entropic Communications, Inc.(a)(b)	410,522
51,423	Exar Corp.(a)	293,625
146,200	GT Advanced Technologies, Inc.(a)(b)	1,026,324
32,306	Hittite Microwave Corp.(a)	1,573,302
76,896	Kopin Corp.(a)	263,753
83,932	Kulicke & Soffa Industries, Inc.(a)	626,133
57,902	Micrel, Inc.	548,332
100,219	Microsemi Corp.(a)	1,601,500
60,685	MKS Instruments, Inc.	1,317,471
33,800	Monolithic Power Systems, Inc.(a)	344,084
19,700	Nanometrics, Inc.(a)	285,650
27,360	Pericom Semiconductor Corp.(a)	202,738
33,600	Power Integrations, Inc.	1,028,496
20,600	Rubicon Technology, Inc.(a)(b)	225,158
36,494	Rudolph Technologies, Inc.(a)	244,145
36,658	Sigma Designs, Inc.(a)(b)	287,399
26,776	Standard Microsystems Corp.(a)	519,454
14,772	Supertex, Inc.(a)	255,556
59,177	Tessera Technologies, Inc.(a)	706,573
189,476	TriQuint Semiconductor, Inc.(a)	951,170
29,711	Ultratech, Inc.(a)	509,544
47,442	Veeco Instruments, Inc.(a)(b)	1,157,585
28,700	Volterra Semiconductor Corp.(a)	551,901

		21,765,887

Software — 3.5%
51,583	Blackbaud, Inc.	1,148,753
41,400	Bottomline Technologies, Inc.(a)	833,796
51,442	CommVault Systems, Inc.(a)	1,906,441
37,057	Ebix, Inc.(a)(b)	544,738
36,617	EPIQ Systems, Inc.	458,811
16,579	Interactive Intelligence Group(a)	450,120
49,189	JDA Software Group, Inc.(a)	1,152,990
24,493	Manhattan Associates, Inc.(a)	810,228
9,350	MicroStrategy, Inc. (Class A Stock)(a)	1,066,554
41,400	Monotype Imaging Holdings, Inc.(a)	502,182
40,995	Netscout Systems, Inc.(a)	468,163
77,247	Progress Software Corp.(a)	1,355,685
34,562	Smith Micro Software, Inc.(a)	52,534
33,000	Sourcefire, Inc.(a)(b)	883,080
30,800	Synchronoss Technologies, Inc.(a)(b)	767,228
100,212	Take-Two Interactive Software, Inc.(a)(b)	1,274,697
47,771	Taleo Corp. (Class A Stock)(a)(b)	1,228,670
77,982	THQ, Inc.(a)(b)	134,909
30,027	Tyler Technologies, Inc.(a)(b)	759,083
45,870	Websense, Inc.(a)(b)	793,551

		16,592,213

Specialty Retail — 4.4%
25,337	Big 5 Sporting Goods Corp.	154,049
48,034	Brown Shoe Co., Inc.(b)	342,002
31,259	Buckle, Inc. (The)(b)	1,202,221
49,792	Cabela’s, Inc.(a)(b)	1,020,238
34,103	Cato Corp. (The) (Class A Stock)	769,364
29,165	Childrens Place Retail Stores, Inc. (The)(a)(b)	1,357,047
41,078	Christopher & Banks Corp.	145,005
70,300	Coldwater Creek, Inc.(a)	87,875
62,246	Finish Line, Inc. (The) (Class A Stock)	1,244,298
28,022	Genesco, Inc.(a)(b)	1,443,974
27,364	Group 1 Automotive, Inc.	972,790
21,441	Haverty Furniture Cos., Inc.	214,196
30,996	Hibbett Sports, Inc.(a)	1,050,454
51,503	Hot Topic, Inc.	392,968
32,231	Jos. A. Bank Clothiers, Inc.(a)(b)	1,502,932
19,700	Kirkland’s, Inc.(a)	180,649

25,330	Lithia Motors, Inc. (Class A Stock)	364,245
31,922	Lumber Liquidators Holdings, Inc.(a)(b)	482,022
26,442	MarineMax, Inc.(a)(b)	171,080
59,167	Men’s Wearhouse, Inc. (The)	1,543,075
16,612	Midas, Inc.(a)	136,218
35,372	Monro Muffler Brake, Inc.	1,166,215
99,099	OfficeMax, Inc.(a)(b)	480,630
60,726	Pep Boys-Manny Moe & Jack	599,366
18,200	Rue21, Inc.(a)(b)	412,958
64,600	Select Comfort Corp.(a)	902,462
40,447	Sonic Automotive, Inc. (Class A Stock)	436,423
35,779	Stage Stores, Inc.	496,255
30,683	Stein Mart, Inc.	191,769
33,700	Vitamin Shoppe, Inc.(a)	1,261,728
28,462	Zale Corp.(a)	81,117
25,150	Zumiez, Inc.(a)(b)	440,376

		21,246,001

Textiles, Apparel & Luxury Goods — 2.7%
58,415	Carter’s, Inc.(a)	1,783,994
103,443	Crocs, Inc.(a)	2,448,496
84,631	Iconix Brand Group, Inc.(a)(b)	1,337,170
30,978	K-Swiss, Inc. (Class A Stock)(a)(b)	131,657
108,866	Liz Claiborne, Inc.(a)(b)	544,330
27,221	Maidenform Brands, Inc.(a)	637,244
20,117	Movado Group, Inc.	245,025
16,016	Oxford Industries, Inc.(b)	549,349
14,879	Perry Ellis International, Inc.(a)	279,725
142,293	Quiksilver, Inc.(a)	433,994
42,576	Skechers U.S.A., Inc. (Class A Stock)(a)(b)	597,341
44,000	Steven Madden Ltd.(a)	1,324,400
29,764	True Religion Apparel, Inc.(a)	802,437
56,977	Wolverine World Wide, Inc.	1,894,485

		13,009,647

Thrifts & Mortgage Finance — 0.9%
52,635	Bank Mutual Corp.	137,377
67,932	Brookline Bancorp, Inc.	523,756
32,481	Dime Community Bancshares, Inc.	329,032
119,300	Northwest Bancshares, Inc.	1,420,863
59,000	Oritani Financial Corp.	758,740
62,100	Provident Financial Services, Inc.	667,575
107,195	Trustco Bank Corp. NY	478,090

		4,315,433

Tobacco — 0.0%
98,938	Alliance One International, Inc.(a)	241,409

Trading Companies & Distributors — 0.5%
49,228	Applied Industrial Technologies, Inc.	1,337,032
30,522	Kaman Corp.	850,038
4,024	Lawson Products, Inc.	54,405

		2,241,475

Water Utilities — 0.2%
21,576	American States Water Co.	732,074

Wireless Telecommunication Services — 0.2%
34,642	NTELOS Holdings Corp.	614,203
25,480	USA Mobility, Inc.	336,336

		950,539

	TOTAL COMMON STOCKS (cost $450,172,518)	465,064,542

EXCHANGE TRADED FUND — 0.6%
43,500	iShares S&P SmallCap 600 Index Fund(b) (cost $2,521,798)	2,544,750

Units
RIGHTS
Commercial Banks
24,872	First BanCorp (Puerto Rico)(a) (cost $0)	—

	TOTAL LONG-TERM INVESTMENTS (cost $452,694,316)	467,609,292

SHORT-TERM INVESTMENTS — 18.9%

Shares
Affiliated Money Market Mutual Fund — 18.6%
88,970,339	Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $88,970,339; includes $83,365,463 of cash collateral received for securities on loan)(d)(e)	88,970,339

Principal Amount (000)
U.S. Government Obligation — 0.3%
$ 1,350	U.S. Treasury Bill, 0.057%, 06/28/12(c)(f) (cost $1,349,416)	1,349,122

	TOTAL SHORT-TERM INVESTMENTS (cost $90,319,755)	90,319,461

	TOTAL INVESTMENTS — 116.9% (cost $543,014,071)	557,928,753
	LIABILITIES IN EXCESS OF OTHER ASSETS(g) — (16.9%)	(80,608,104)

	NET ASSETS — 100.0%	$477,320,649

(a)	Non-income producing security.
(b)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $78,295,169; cash collateral of $83,365,463 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(c)	Rate quoted represents yield-to-maturity as of purchase date.
(d)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(e)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2—Prudential Core Taxable Money Market Fund.
(f)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(g)	Includes net unrealized depreciation on the following derivative contracts held at reporting period end:

Open futures contracts outstanding at September 30, 2011:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2011	Unrealized (Depreciation)(1)
	Long Position:
150	Russell 2000 Mini	Dec. 2011	$10,058,010	$9,622,500	$(435,510)

(1)	Amount represents fair value of derivative instruments subject to equity contracts risk exposure as of September 30, 2011.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$465,064,542	$—	$—
Exchange Traded Fund	2,544,750	—	—
Rights	—	—	—
Affiliated Money Market Mutual Fund	88,970,339	—	—
U.S. Government Obligation	—	1,349,122	—

	556,579,631	1,349,122	—
Other Financial Instruments*
Futures contracts	(435,510)	—	—

Total	$556,144,121	$1,349,122	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

SP International Growth Portfolio

Schedule of Investments

as of September 30, 2011 (Unaudited)

Shares		Value
LONG-TERM INVESTMENTS — 97.0%
COMMON STOCKS
Argentina — 1.3%
19,344	Arcos Dorados Holdings, Inc. (Class A Stock)(a)	$ 448,587
10,422	MercadoLibre, Inc.	560,183

		1,008,770

Austria — 0.6%
5,783	Andritz AG	470,832

Belgium — 1.4%
21,411	Anheuser-Busch InBev NV	1,136,475

Brazil — 3.6%
21,800	Anhanguera Educacional Participacoes SA	260,290
62,600	BR Malls Participacoes SA	627,248
196,300	OGX Petroleo e Gas Participacoes SA	1,210,008
72,000	Petroleo Brasileiro SA	798,404

		2,895,950

Canada — 5.6%
19,799	Alimentation Couche Tard, Inc. (Class B Stock)	555,483
25,086	Brookfield Asset Management, Inc. (Class A Stock)	691,119
18,554	Canadian National Railway Co.	1,235,325
16,446	Imax Corp.*(a)	238,138
40,328	Pacific Rubiales Energy Corp.	854,358
21,207	Potash Corp. of Saskatchewan, Inc.	916,567

		4,490,990

Cayman Islands — 0.6%
6,234	SINA Corp.(a)	446,417

Chile — 0.4%
4,222	Banco Santander Chile SA, ADR(a)	310,232

China — 1.3%
9,594	Baidu, Inc., ADR*	1,025,695
16,936	China Vanke Co. Ltd. (Class B Stock)	14,551

		1,040,246

Denmark — 2.5%
14,734	Novo Nordisk A/S (Class B Stock)	1,469,484
3,543	Novozymes A/S (Class B Stock)	503,738

		1,973,222

France — 7.5%
21,407	BNP Paribas	843,918
17,291	Cie de Saint-Gobain	659,673
8,732	Cie Generale d’Optique Essilor International SA	627,942
7,814	Cie Generale des Etablissements Michelin (Class B Stock)	467,338
7,166	Dassault Systemes SA	506,027
7,713	Pernod-Ricard SA	603,869
11,580	Publicis Groupe SA	483,307
22,138	Schneider Electric SA	1,184,724
14,958	Vinci SA	641,576

		6,018,374

Germany — 8.8%
12,157	Adidas AG	739,824
17,154	BASF SE	1,045,798
11,908	Bayer AG	657,127
22,895	Bayerische Motoren Werke AG	1,512,468
3,814	Brenntag AG	330,862
11,227	Fresenius Medical Care AG & Co. KGaA	761,628
43,322	Infineon Technologies AG	319,655
3,317	Lanxess AG	159,116
19,314	SAP AG	982,738
5,482	Siemens AG	493,216

		7,002,432

Hong Kong — 6.2%
54,900	ASM Pacific Technology Ltd.	535,893
295,000	Belle International Holdings Ltd.	508,578
608,000	China Unicom Hong Kong Ltd.	1,236,134
285,800	CNOOC Ltd.	459,536
226,000	Hang Lung Properties Ltd.	672,424
536,000	Li & Fung Ltd.	894,360
615,000	Noble Group Ltd.	613,565

		4,920,490

India — 0.7%
16,250	ICICI Bank Ltd., ADR(a)	564,200

Indonesia — 0.7%
691,000	Bank Rakyat Indonesia Persero Tbk PT	452,445
204,500	Indofood Sukses Makmur Tbk PT	116,227

		568,672

Ireland — 3.0%
14,584	Accenture PLC (Class A Stock)	768,285
68,330	Experian PLC	767,052
27,159	Shire PLC	846,945

		2,382,282

Israel — 1.3%
8,910	Check Point Software Technologies Ltd.(a)	470,092
16,360	Teva Pharmaceutical Industries Ltd., ADR	608,919

		1,079,011

Italy — 0.7%
35,900	Prada SpA	151,439
12,576	Saipem SpA	441,383

		592,822

Japan — 9.9%
16,500	Canon, Inc.	749,200
3,600	Daito Trust Construction Co. Ltd.	330,045
9,400	Dena Co. Ltd.	393,780
5,200	Fanuc Corp.	716,279
4,900	Fast Retailing Co. Ltd.	877,576
16,000	Honda Motor Co. Ltd.	468,718
23,800	Hoya Corp.	551,792
20,800	Komatsu Ltd.	448,449
82,000	Marubeni Corp.	457,885
5,700	Murata Manufacturing Co. Ltd.	309,477

8,190	ORIX Corp.	642,812
32,300	Softbank Corp.	945,100
28,000	Sumitomo Realty & Development Co. Ltd.	538,245
7,370	Yamada Denki Co. Ltd.	512,578

		7,941,936

Luxembourg — 1.4%
11,662	Millicom International Cellular SA	1,155,704

Macau — 0.2%
74,400	Wynn Macau Ltd.	175,942

Mexico — 0.6%
203,300	Wal-Mart de Mexico SAB de CV (Class V Stock)	466,162

Netherlands — 4.8%
58,108	ASML Holding NV	2,009,279
33,538	Sensata Technologies Holding NV(a)	887,415
23,264	Unilever NV, CVA	736,382
10,419	Yandex NV*(a)	212,652

		3,845,728

Peru — 0.7%
5,658	Credicorp Ltd.	521,668

Singapore — 1.1%
259,000	CapitaMalls Asia Ltd.	238,682
569,000	Genting Singapore PLC*	660,689

		899,371

South Africa — 0.4%
39,800	Truworths International Ltd.	345,971

Spain — 1.1%
10,405	Inditex SA	888,223

Sweden — 0.5%
14,277	Hennes & Mauritz AB (Class B Stock)	427,480

Switzerland — 8.3%
47,977	Julius Baer Group Ltd.	1,603,303
12,675	Nestle SA	697,793
3,124	Partners Group Holding AG	514,381
8,251	Roche Holding AG	1,332,637
100	Sika AG	177,055
3,022	Swatch Group AG (The)	994,311
2,720	Syngenta AG*	706,841
48,942	Xstrata PLC*	618,027

		6,644,348

Taiwan — 1.7%
115,592	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1,321,216

United Kingdom — 19.3%
33,028	AMEC PLC	416,745
33,492	Amlin PLC	147,197
77,637	ARM Holdings PLC	663,926
6,138	Babcock International Group PLC	62,580
20,743	Berkeley Group Holdings PLC*	381,991
32,980	BHP Billiton PLC	881,029
20,838	British American Tobacco PLC	879,894
96,976	British Sky Broadcasting Group PLC	998,774
25,414	Burberry Group PLC	461,502
138,171	Centrica PLC	636,917
93,285	Compass Group PLC	752,590
18,733	Johnson Matthey PLC	459,494
16,464	Next PLC	645,470
42,384	Pearson PLC	747,619
33,076	Petrofac Ltd.	611,821
106,188	Prudential PLC	911,950
65,450	Reed Elsevier PLC	501,088
155,969	Rolls-Royce Holdings PLC	1,433,788
36,644	Scottish & Southern Energy PLC	735,342
83,603	Standard Chartered PLC	1,667,967
69,332	Tullow Oil PLC	1,402,183

		15,399,867

United States — 0.8%
5,796	Wynn Resorts Ltd.	667,004

	TOTAL LONG-TERM INVESTMENTS (cost $80,833,285)	77,602,037

SHORT-TERM INVESTMENT — 7.3%
Affiliated Money Market Mutual Fund
5,794,154	Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $5,794,154; includes $3,455,750 of cash collateral for securities on loan)(b)(w)	5,794,154

	TOTAL INVESTMENTS — 104.3% (cost $86,627,439)	83,396,191
	LIABILITIES IN EXCESS OF OTHER ASSETS(x) — (4.3%)	(3,428,192)

	NET ASSETS — 100.0%	$79,967,999

The following abbreviations are used in the Portfolio descriptions:

ADR	American Depositary Receipt
CVA	Certificate Van Aandelen (Bearer)
CHF	Swiss Franc
JPY	Japanese Yen

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $3,210,819; cash collateral of $3,455,750 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Forward foreign currency exchange contracts outstanding at September 30, 2011:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)(1)
Japanese Yen,
Expiring 10/11/11	State Street Bank	JPY	29,420	$379,201	$381,497	$2,296
Expiring 10/11/11	State Street Bank	JPY	90,726	1,157,172	1,176,459	19,287
Expiring 10/11/11	State Street Bank	JPY	268,469	3,435,389	3,481,267	45,878
Swiss Franc,
Expiring 12/19/11	Barclays Capital Group	CHF	355	397,403	391,380	(6,023)

				$5,369,165	$5,430,603	$61,438

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)(1)
Japanese Yen,
Expiring 10/11/11	State Street Bank	JPY	388,615	$4,810,627	$5,039,223	$(228,596)
Expiring 12/20/11	Barclays Capital Group	JPY	55,416	724,452	719,749	4,703
Expiring 12/20/11	Bank of New York Mellon	JPY	52,403	686,123	680,254	5,869
Swiss Franc,
Expiring 12/19/11	Northland Securities, Inc.	CHF	355	408,916	392,336	16,580

				$6,630,118	$6,831,562	$(201,444)

(1)	The amount represents fair value of derivative instruments subject to foreign currency exchange contracts risk exposure as of September 30, 2011.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tool.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks:
Argentina	$1,008,770	$—	$—
Austria	—	470,832	—
Belgium	—	1,136,475	—
Brazil	2,895,950	—	—
Canada	4,490,990	—	—
Cayman Islands	446,417	—	—
Chile	310,232	—	—
China	1,025,695	14,551	—
Denmark	—	1,973,222	—
France	—	6,018,374	—
Germany	—	7,002,432	—
Hong Kong	—	4,920,490	—
India	564,200	—	—
Indonesia	—	568,672	—
Ireland	768,285	1,613,997	—
Israel	1,079,011	—	—
Italy	151,439	441,383	—
Japan	—	7,941,936	—
Luxembourg	1,155,704	—	—
Macau	—	175,942	—
Mexico	466,162	—	—
Netherlands	1,100,067	2,745,661	—
Peru	521,668	—	—
Singapore	—	899,371	—
South Africa	—	345,971	—
Spain	—	888,223	—
Sweden	—	427,480	—
Switzerland	—	6,644,348	—
Taiwan	1,321,216	—	—
United Kingdom	—	15,399,867	—
United States	667,004	—	—
Affiliated Money Market Mutual Fund	5,794,154	—	—
Other Financial Instuments*
Foreign Forward Currency Contracts	—	(140,006)	—

Total	$23,766,964	$59,489,221	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Fair Value of Level 2 investments at 12/31/10 was $0. $74,685,101 was transferred from Level 1 into Level 2 at 9/30/11 as a result using third-party vendor modeling tools due to the lack any significant market movements between the time at which the Portfolio valued its securities and the earlier closing of foreign markets.

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of September 30, 2011 were as follows:

Oil, Gas & Consumable Fuels	8.6%
Retail & Merchandising	7.6
Banks	7.6
Affiliated Money Market Mutual Fund (4.3% represents investments purchased with collateral from securities on loan)	7.3
Semiconductors	6.1
Chemicals	5.3
Pharmaceuticals	5.3
Telecommunications	4.2
Real Estate Operation & Development	3.9
Internet	3.4
Foods	2.8
Automobile Manufacturers	2.5
Software	2.5
Media & Entertainment	2.2
Beverages	2.1
Machinery	2.0
Metals & Mining	1.9
Hotels, Restaurants & Leisure	1.8
Electronic Components	1.8
Aerospace & Defense	1.8
Apparel	1.7
Distribution/Wholesale	1.7
Transportation	1.5
Electrical Equipment	1.5
Diversified Financial Services	1.4
Commercial Services	1.4
Insurance	1.3
Agriculture	1.1
Building Materials	1.0
Computer Services & Software	1.0
Healthcare Services	1.0
Office Equipment	0.9
Electric Utilities	0.9
Construction & Engineering	0.8
Healthcare Products	0.8
Holding Companies — Diversified	0.8
Electronics	0.7
Biotechnology	0.6
Media	0.6
Diversified Manufacturing	0.6
Advertising	0.6
Auto Parts & Equipment	0.6
Restaurants	0.6
Building & Construction	0.5

104.3
Liabilities in excess of other assets	(4.3)

100.0%

SP International Value Portfolio

Schedule of Investments

September 30, 2011 (Unaudited)

Shares		Value
LONG-TERM INVESTMENTS — 95.7%
COMMON STOCKS — 94.9%
Australia — 4.3%
32,600	Bendigo and Adelaide Bank Ltd.	$ 264,058
25,142	BHP Billiton Ltd.	832,462
42,700	Caltex Australia Ltd.	440,090
123,500	Challenger Ltd.	500,907
101,900	Downer EDI Ltd.*	278,905
8,986	Echo Entertainment Group Ltd.*	31,739
372,800	Emeco Holdings Ltd.	348,273
481,242	Goodman Fielder Ltd.	220,577
41,400	National Australia Bank Ltd.	879,391
269,600	OneSteel Ltd.	315,954
502,100	Pacific Brands Ltd.	321,109
48,600	Tabcorp Holdings Ltd.	119,761
188,300	Telstra Corp. Ltd.	560,799

		5,114,025

Austria — 0.5%
15,300	OMV AG	455,426
6,500	Voestalpine AG	187,897

		643,323

Belgium — 0.6%
84,400	AGFA-Gevaert NV*	217,817
7,300	Delhaize Group SA	426,751
27,423	Dexia NV/SA*	52,160

		696,728

Brazil — 1.4%
112,850	BM&FBOVESPA SA	520,361
22,340	Embraer SA, ADR	566,766
31,700	Natura Cosmeticos SA	539,503

		1,626,630

Canada — 2.6%
14,760	Canadian National Railway Co.(XTSE)	986,394
24,278	Canadian Natural Resources Ltd.	712,887
19,183	Cenovus Energy, Inc.	590,739
19,380	Potash Corp. of Saskatchewan, Inc.	837,604

		3,127,624

Cayman Islands — 0.5%
28,279	Tencent Holdings Ltd.	586,566

China — 1.9%
200,440	China Life Insurance Co. Ltd. (Class H Stock)	474,122
403,382	China Merchants Bank Co. Ltd. (Class H Stock)	610,194
27,000	Citi Securities Co. Ltd. (Class H Stock)*	46,113
1,160,520	Industrial & Commercial Bank of China Ltd. (Class H Stock)	560,404
212,698	Sinopharm Group Co. Ltd. (Class H Stock)	560,202

		2,251,035

Denmark — 1.5%
13,800	Danske Bank A/S*	193,009
16,000	H. Lundbeck A/S	304,476
13,023	Novo Nordisk A/S (Class B Stock)	1,298,839

		1,796,324

Finland — 0.5%
49,100	Nokia Oyj	277,648
21,500	Tieto Oyj	270,424

		548,072

France — 7.8%
10,134	Air Liquide SA	1,183,404
19,800	AXA SA	257,595
9,900	BNP Paribas	390,283
4,200	Ciments Francais SA	349,005
53,627	Credit Agricole SA	368,809
14,600	France Telecom SA	238,955
10,155	LVMH Moet Hennessy Louis Vuitton SA	1,340,460
19,255	Publicis Groupe SA	803,633
5,500	Rallye SA	158,015
5,700	Renault SA	188,803
18,907	Sanofi	1,243,639
13,800	SCOR SE	297,680
9,318	Societe Generale	243,924
6,300	Thales SA	196,922
21,200	Total SA	935,329
6,500	Valeo SA	273,229
5,800	Vallourec SA	332,147
27,600	Vivendi SA	561,933

		9,363,765

Germany — 8.8%
20,302	Adidas AG	1,235,494
15,400	Allianz SE	1,443,426
10,000	BASF SE	609,653
11,900	Bayer AG	656,686
12,200	Deutsche Bank AG	422,745
12,200	E.ON AG	264,691
18,730	Fresenius Medical Care AG & Co. KGaA	1,270,624
6,900	Hannover Rueckversicherung AG	311,959
5,300	Merck KGaA	434,115
3,700	Muenchener Rueckversicherungs- Gesellschaft AG	459,527
7,400	Rheinmetall AG	347,103
6,300	RWE AG	232,395
28,076	SAP AG	1,428,567
13,000	Siemens AG	1,169,612
13,800	ThyssenKrupp AG	339,084

		10,625,681

Hong Kong — 2.5%
567,462	Chaoda Modern Agriculture Holdings Ltd.	72,140
676,389	CNOOC Ltd.	1,087,563
604,000	First Pacific Co. Ltd.	533,102
65,977	Hong Kong Exchanges and Clearing Ltd.	957,052
120,000	Kingboard Chemical Holdings Ltd.	323,236
525,000	Solomon Systech International Ltd.	10,460

		2,983,553

Ireland — 0.5%
14,150	Covidien PLC	624,015
45,500	Irish Life & Permanent Group Holdings PLC	1,829

		625,844

Israel — 2.0%
73,200	Bank Hapoalim BM	252,735
13,000	Check Point Software Technologies Ltd.*	685,880
6,900	Elbit Systems Ltd.	268,674
31,309	Teva Pharmaceutical Industries Ltd., ADR	1,165,321

		2,372,610

Italy — 1.5%
23,700	Banco Popolare Scarl	39,186
132,800	Enel SpA	586,206
38,600	ENI SpA	679,077
30,000	Finmeccanica SpA	207,576
17,000	Fondiaria-Sai SpA*	35,467
277,700	Telecom Italia SpA	301,723

		1,849,235

Japan — 19.2%
30,100	Aoyama Trading Co. Ltd.	521,951
21,420	Canon, Inc.	972,598
18,300	Circle K Sunkus Co. Ltd.	307,949
30,700	COMSYS Holdings Corp.	302,384
437	Dai-ichi Life Insurance Co. Ltd. (The)	451,708
4,749	Fanuc Corp.	654,155
77,000	Fukuoka Financial Group, Inc.	322,182
9,200	Fuyo General Lease Co. Ltd.	338,893
20,000	Hitachi Capital Corp.	249,295
12,200	Itochu Techno-Solutions Corp.	548,874
60,600	JX Holdings, Inc.	340,129
13,400	K’s Holdings Corp.	525,819
243	KDDI Corp.	1,672,899
21,500	Keihin Corp.	368,704
55,000	Keiyo Bank Ltd. (The)	297,353
53,500	Komatsu Ltd.	1,153,463
108,000	Kurabo Industries Ltd.	214,811
25,000	Kyorin Holdings, Inc.	522,790
41,600	Kyowa Exeo Corp.	396,973
94,000	Marubeni Corp.	524,892
7,400	Miraca Holdings, Inc.	325,258
8,900	Mitsubishi Corp.	181,201
246,590	Mitsubishi UFJ Financial Group, Inc.	1,131,763
19,800	Mitsui & Co. Ltd.	286,808
287,900	Mizuho Financial Group, Inc.	421,597
75,000	Nichirei Corp.	346,918
23,000	Nippon Electric Glass Co. Ltd.	209,001
31,000	Nippon Shokubai Co. Ltd.	384,199
15,500	Nippon Telegraph & Telephone Corp.	742,576
45,000	Nissan Shatai Co. Ltd.	368,515
400	NTT DoCoMo, Inc.	728,820
5,800	Sankyo Co. Ltd.	313,839
91,000	Sankyu, Inc.	428,588
43,000	Seino Holdings Co. Ltd.	349,665
17,400	Shimachu Co. Ltd.	419,099
48,100	Shizuoka Gas Co. Ltd.	324,735
35,000	Sumitomo Bakelite Co. Ltd.	186,722
52,800	Sumitomo Corp.	653,324
26,300	Sumitomo Mitsui Financial Group, Inc.	741,018
41,720	Sumitomo Mitsui Trust Holdings, Inc.	138,089
7,400	Takeda Pharmaceutical Co. Ltd.	350,969
82,000	Toagosei Co. Ltd.	401,897
50,100	Toppan Forms Co. Ltd.	400,942
36,480	Toyota Motor Corp.	1,250,505
24,500	Toyota Tsusho Corp.	419,159
8,200	Tsuruha Holdings, Inc.	456,704
82,700	Yokohama Rubber Co. Ltd. (The)	480,413

		23,130,146

Liechtenstein — 0.2%
2,300	Verwaltungs-und Privat-Bank AG	235,988

Mexico — 0.6%
340,060	Wal-Mart de Mexico SAB de CV (Class V Stock)	779,749

Netherlands — 3.1%
112,700	ING Groep NV, CVA*	794,967
28,200	Koninklijke Ahold NV	331,636
9,800	Koninklijke DSM NV	426,089
17,600	Koninklijke KPN NV	231,810
13,500	Koninklijke Philips Electronics NV	242,216
3,600	Nutreco NV	224,813
19,100	Schlumberger Ltd.	1,140,843
16,100	Yandex NV	328,601

		3,720,975

New Zealand — 0.4%
580,000	Air New Zealand Ltd.	478,713

Norway — 0.5%
29,200	DnB NOR ASA	291,012
17,200	Statoil ASA	369,076

		660,088

South Korea — 1.1%
7,488	Hyundai Motor Co.	1,309,036

Spain — 2.8%
32,400	Banco Bilbao Vizcaya Argentaria SA	268,260
40,600	Banco Espanol de Credito SA	242,466
90,700	Banco Santander SA	741,552
27,200	Repsol YPF SA	718,045
70,996	Telefonica SA	1,360,620

		3,330,943

Sweden — 2.0%
35,600	Boliden AB	366,085
14,800	Electrolux AB (Class B Stock)	217,648
34,874	Hennes & Mauritz AB (Class B Stock)	1,044,192
22,900	Meda AB	208,967
11,400	NCC AB (Class B Stock)	185,527
27,500	Svenska Cellulosa AB (Class B Stock)	334,840

		2,357,259

Switzerland — 6.9%
6,800	Baloise Holding AG	497,983
30,800	Clariant AG*	278,277
51,500	Credit Suisse Group AG*	1,347,303

500	Georg Fischer AG*	173,373
16,232	Julius Baer Group Ltd.*	542,444
26,700	Nestle SA	1,469,907
39,752	Novartis AG	2,220,614
2,200	Roche Holding AG	355,326
940	Swatch Group AG (The)	309,283
8,100	Swiss Re Ltd.*	379,978
3,300	Zurich Financial Services AG*	687,405

		8,261,893

Taiwan — 0.8%
44,657	HTC Corp.	980,529

Turkey — 0.5%
164,300	Turkiye Garanti Bankasi A/S	635,808

United Kingdom — 19.9%
75,900	ARM Holdings PLC	649,072
28,900	AstraZeneca PLC	1,282,571
77,400	Aviva PLC	364,004
157,100	BAE Systems PLC	648,851
87,400	Barclays PLC	214,337
159,400	Beazley PLC	287,480
16,700	Berendsen PLC	111,743
65,750	BG Group PLC	1,258,369
120,000	BP PLC	719,484
33,912	British American Tobacco PLC	1,431,949
329,000	BT Group PLC	881,829
30,355	Carnival PLC	946,189
60,700	Cookson Group PLC	404,946
40,400	Dairy Crest Group PLC	219,683
33,700	Drax Group PLC	250,590
106,800	DS Smith PLC	289,230
34,900	GlaxoSmithKline PLC	720,167
149,600	Home Retail Group PLC	259,978
264,130	Kingfisher PLC	1,014,241
291,300	Legal & General Group PLC	435,064
179,700	Logica PLC	218,227
29,500	Marks & Spencer Group PLC	143,652
104,410	Marston’s PLC	150,585
16,100	Next PLC	631,199
204,000	Old Mutual PLC	331,023
38,251	Pearson PLC	674,716
27,273	Reckitt Benckiser Group PLC	1,381,874
71,100	Rexam PLC	341,901
40,880	Rolls-Royce Holdings PLC*	375,801
66,100	Royal Dutch Shell PLC (Class B Stock)	2,056,691
195,300	RSA Insurance Group PLC	336,104
22,924	SABMiller PLC	747,990
61,205	Standard Chartered PLC	1,221,104
238,321	Tesco PLC	1,395,988
150,100	Thomas Cook Group PLC	92,520
57,600	Tullett Prebon PLC	302,695
203,100	Vodafone Group PLC	523,448
146,400	WM Morrison Supermarkets PLC	660,081

		23,975,376

	TOTAL COMMON STOCKS (cost $119,327,083)	114,067,518

PREFERRED STOCK — 0.8%
Germany
7,656	Volkswagen AG (PRFC Shares) (cost $661,803)	1,010,347

RIGHTS(l)*

Units
Australia
141,542	Goodman Fielder Ltd., expiring 10/18/11	6,848

Spain
32,400	Banco Bilbao Vizcaya Argentaria SA, expiring 10/14/11	4,775

	TOTAL RIGHTS* (cost $4,825)	11,623

	TOTAL LONG-TERM INVESTMENTS (cost $119,993,711)	115,089,488

Shares
SHORT-TERM INVESTMENT — 2.8%
Affiliated Money Market Mutual Fund
3,334,653	Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $3,334,653)(w)	3,334,653

	TOTAL INVESTMENTS — 98.5% (cost $123,328,364)	118,424,141
	OTHER ASSETS IN EXCESS OF LIABILITIES(x) — 1.5%	1,836,110

	NET ASSETS — 100.0%	$120,260,251

The following abbreviations are used in the Portfolio descriptions:

ADR	American Depositary Receipt
CVA	Certificate Van Aandelen (Bearer)
PRFC	Preference Shares
ScpA	Societa Consortile per Azion; (Italian Consortium joint-stock company)
XTSE	Toronto Stock Exchange
EUR	Euro

*	Non-income producing security.
(l)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of September 30, 2011.
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Forward foreign currency exchange contracts outstanding at September 30, 2011:

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Depreciation(1)
Euro,
Expiring 11/09/11	Citigroup Global Markets	EUR	1,138	$1,633,962	$1,523,567	$110,395
Expiring 11/09/11	State Street Bank	EUR	1,394	1,997,626	1,866,990	130,636

				$3,631,588	$3,390,557	$241,031

(1)	The amount represents fair value of derivative instruments subject to foreign currency exchange contracts risk exposure as of September 30, 2011.

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of September 30, 2011 were as follows:

Banks	10.6%
Oil & Gas	9.6
Pharmaceuticals	9.3
Insurance	6.6
Telecommunications	6.3
Retail	5.3
Chemicals	4.0
Food	4.0
Affiliated Money Market Mutual Fund	2.8
Auto Manufacturers	2.6
Diversified Financial Services	2.4
Aerospace/Defense	1.9
Software	1.8
Computers	1.7
Distribution/Wholesale	1.6
Holding Companies — Diversified	1.5
Transportation	1.5
Household Products/ Wares	1.5
Mining	1.3
Agriculture	1.2
Media	1.1
Healthcare — Services	1.0
Apparel	1.0
Hotels, Restaurants & Leisure	1.0
Miscellaneous Manufacturing	1.0
Machinery — Construction & Mining	1.0
Engineering & Construction	0.9
Auto Parts & Equipment	0.9
Electric	0.9
Germany	0.8
Office Equipment	0.8
Internet	0.8
Iron/Steel	0.7
Advertising	0.7
Industrial Conglomerates	0.6
Beverages	0.6
Foods	0.6
Semiconductors	0.5
Machinery & Equipment	0.5
Forest & Paper Products	0.5
Healthcare Products	0.5
Cosmetics/Personal Care	0.5
Commercial Services	0.4
Airlines	0.4
Electronics	0.4
Entertainment	0.4
Building Materials	0.3
Trading Companies & Distributors	0.3
Containers & Packaging	0.3
Gas	0.3
Electronic Components & Equipment	0.3
Independent Power Producers & Energy Traders	0.2
Healthcare Technology	0.2
Home Furnishings	0.2
Textiles	0.2
Machinery	0.1
Food Products	0.1

98.5
Other assets in excess of liabilities	1.5

100.0%

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tool.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks:
Australia	$31,739	$5,082,286	$—
Austria	—	643,323	—
Belgium	—	696,728	—
Brazil	1,626,630	—	—
Canada	3,127,624	—	—
Cayman Islands	—	586,566	—
China	—	2,204,922	46,113
Denmark	—	1,796,324	—
Finland	—	548,072	—
France	—	9,363,765	—
Germany	—	10,625,681	—
Hong Kong	—	2,911,413	72,140
Ireland	625,844	—	—
Israel	1,851,201	521,409	—
Italy	—	1,849,235	—
Japan	1,131,763	21,998,383	—
Liechtenstein	235,988	—	—
Mexico	779,749	—	—
Netherlands	1,469,444	2,251,531	—
New Zealand	—	478,713	—
Norway	—	660,088	—
South Korea	—	1,309,036	—
Spain	268,260	3,062,683	—
Sweden	—	2,357,259	—
Switzerland	379,978	7,881,915	—
Taiwan	—	980,529	—
Turkey	—	635,808	—
United Kingdom	—	23,975,376	—
Preferred Stock — Germany	—	1,010,347	—
Rights:
Australia	—	6,848	—
Spain	4,775	—	—
Affiliated Money Market Mutual Fund	3,334,653	—	—
Other Financial Instuments*
Foreign Forward Currency Contracts	—	241,031	—
Total	$14,867,648	$103,679,271	$118,253

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Fair Value of Level 2 investments at 12/31/10 was $0. $74,685,101 was transferred from Level 1 into Level 2 at 9/30/11 as a result using third-party vendor modeling tools due to the lack any significant market movements between the time at which the Portfolio valued its securities and the earlier closing of foreign markets.

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

SP Prudential U.S. Emerging Growth Portfolio

Schedule of Investments

as of September 30, 2011 (Unaudited)

Shares		Value
LONG-TERM INVESTMENTS — 98.8%
COMMON STOCKS
Aerospace & Defense — 0.9%
42,301	ITT Corp.	$ 1,776,642

Air Freight & Logistics — 0.8%
38,750	Expeditors International of Washington, Inc.	1,571,312

Automobiles — 0.5%
30,546	Harley-Davidson, Inc.	1,048,644

Biotechnology — 2.6%
40,883	Alexion Pharmaceuticals, Inc.(a)	2,618,965
49,409	BioMarin Pharmaceutical, Inc.(a)(b)	1,574,665
26,388	United Therapeutics Corp.(a)	989,286

		5,182,916

Building Products — 0.3%
23,770	Owens Corning(a)	515,334

Capital Markets — 2.2%
115,004	Eaton Vance Corp.	2,561,139
116,809	TD Ameritrade Holding Corp.	1,717,676

		4,278,815

Chemicals — 3.7%
46,950	Albemarle Corp.	1,896,780
76,285	Ecolab, Inc.	3,729,574
24,408	FMC Corp.	1,688,057

		7,314,411

Commercial Banks — 0.7%
60,181	First Republic Bank(a)	1,393,792

Commercial Services & Supplies — 1.5%
94,086	Iron Mountain, Inc.	2,974,999

Communications Equipment — 2.4%
19,030	F5 Networks, Inc.(a)	1,352,082
87,110	Finisar Corp.(a)(b)	1,527,909
55,071	Juniper Networks, Inc.(a)	950,526
49,214	Riverbed Technology, Inc.(a)	982,311

		4,812,828

Computers & Peripherals — 0.9%
52,874	NetApp, Inc.(a)(b)	1,794,544

Electrical Equipment — 2.9%
75,719	AMETEK, Inc.	2,496,455
46,670	Roper Industries, Inc.	3,216,030

		5,712,485

Electronic Equipment & Instruments — 1.9%
44,651	Amphenol Corp. (Class A Stock)	1,820,421
75,580	FLIR Systems, Inc.	1,893,279

		3,713,700

Energy Equipment & Services — 2.2%
57,223	Cameron International Corp.(a)	2,377,043
59,083	Nabors Industries Ltd.(a)	724,358
37,853	Rowan Cos., Inc.(a)	1,142,782

		4,244,183

Food & Staples Retailing — 0.7%
22,016	Whole Foods Market, Inc.	1,437,865

Food Products — 3.2%
36,666	Bunge Ltd.	2,137,261
31,135	J.M. Smucker Co. (The)	2,269,430
27,979	Mead Johnson Nutrition Co.	1,925,795

		6,332,486

Healthcare Equipment & Supplies — 1.8%
16,532	C.R. Bard, Inc.	1,447,211
14,044	IDEXX Laboratories, Inc.(a)	968,615

30,301	Neogen Corp.(a)(b)	1,052,051

		3,467,877

Healthcare Providers & Services — 5.5%
51,816	DaVita, Inc.(a)	3,247,309
52,058	Henry Schein, Inc.(a)	3,228,117
27,767	Laboratory Corp. of America Holdings(a)(b)	2,194,981
66,127	Universal Health Services, Inc. (Class B Stock)	2,248,318

		10,918,725

Hotels, Restaurants & Leisure — 5.2%
63,297	Darden Restaurants, Inc.(b)	2,705,947
87,190	Tim Hortons, Inc.	4,035,153
72,594	Yum! Brands, Inc.	3,585,418

		10,326,518

Household Products — 1.8%
81,904	Church & Dwight Co., Inc.	3,620,157

Insurance — 0.8%
51,021	W.R. Berkley Corp.	1,514,813

Internet Software & Services — 2.0%
23,140	Rackspace Hosting, Inc.(a)	790,000
112,007	VeriSign, Inc.	3,204,520

		3,994,520

IT Services — 3.1%
33,940	Alliance Data Systems Corp.(a)(b)	3,146,238
34,987	Gartner, Inc.(a)	1,219,997
30,962	Teradata Corp.(a)	1,657,396

		6,023,631

Life Sciences Tools & Services — 2.0%
30,831	Agilent Technologies, Inc.(a)	963,469
38,467	Waters Corp.(a)(b)	2,903,874

		3,867,343

Machinery — 1.1%
69,733	IDEX Corp.	2,172,880

Metals & Mining — 2.1%
11,133	Agnico-Eagle Mines Ltd.	662,636
60,961	Eldorado Gold Corp.	1,044,872
39,701	Reliance Steel & Aluminum Co.	1,350,231
33,836	Silver Wheaton Corp.	996,470

		4,054,209

Multiline Retail — 3.6%
65,140	Dollar Tree, Inc.(a)(b)	4,892,665
50,007	Nordstrom, Inc.	2,284,320

		7,176,985

Oil, Gas & Consumable Fuels — 5.8%
23,370	Cimarex Energy Co.	1,301,709
83,270	Cobalt International Energy, Inc.(a)	642,012
24,722	Concho Resources, Inc.(a)	1,758,723
140,938	Denbury Resources, Inc.(a)	1,620,787
32,367	Noble Energy, Inc.	2,291,583
11,358	Range Resources Corp.	663,989
97,927	Southwestern Energy Co.(a)	3,263,907

		11,542,710

Personal Products — 0.3%
9,432	Herbalife Ltd.	505,555

Pharmaceuticals — 3.0%
37,833	Perrigo Co.	3,673,962
60,948	Valeant Pharmaceuticals International, Inc.	2,262,390

		5,936,352

Professional Services — 1.6%
16,483	IHS, Inc. (Class A Stock)(a)(b)	1,233,093
92,287	Robert Half International, Inc.(b)	1,958,330

		3,191,423

Real Estate Investment Trusts — 1.7%
206,302	Annaly Capital Management, Inc.(b)	3,430,802

Road & Rail — 0.7%
37,073	JB Hunt Transport Services, Inc.	1,339,077

Semiconductors & Semiconductor Equipment — 4.5%
60,675	Altera Corp.	1,913,083
78,845	Broadcom Corp. (Class A Stock)	2,624,750
83,590	Maxim Integrated Products, Inc.	1,950,154
84,436	Xilinx, Inc.	2,316,924

		8,804,911

Software — 7.0%
56,115	Activision Blizzard, Inc.	667,769
68,785	Ariba, Inc.(a)	1,906,032
80,512	Check Point Software Technologies (a)(b)	4,247,813
50,205	Intuit, Inc.(a)	2,381,725
51,772	Red Hat, Inc.(a)	2,187,885
12,321	Salesforce.com, Inc.(a)(b)	1,408,044
46,921	Successfactors, Inc.(a)	1,078,714

		13,877,982

Specialty Retail — 7.5%
57,733	Bed Bath & Beyond, Inc.(a)	3,308,678
28,193	Guess?, Inc.	803,218
38,567	O’Reilly Automotive, Inc.(a)	2,569,719
45,027	Ross Stores, Inc.	3,543,175
63,806	TJX Cos., Inc.	3,539,319
32,953	Williams-Sonoma, Inc.(b)	1,014,623

		14,778,732

Textiles, Apparel & Luxury Goods — 2.6%
23,977	Deckers Outdoor Corp.(a)(b)	2,236,095
49,898	Pvh Corp.	2,906,060

		5,142,155

Trading Companies & Distributors — 1.3%
79,017	Fastenal Co.(b)	2,629,686

Wireless Telecommunication Services — 6.4%
81,480	American Tower Corp. (Class A Stock)(a)	4,383,624
117,744	Crown Castle International Corp.(a)	4,788,648
132,060	NII Holdings, Inc.(a)	3,559,017

		12,731,289

	TOTAL LONG-TERM INVESTMENTS (cost $163,851,753)	195,153,288

SHORT-TERM INVESTMENT — 16.5% Affiliated Money Market Mutual Fund
32,548,545	Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $32,548,545; includes $30,607,006 of cash collateral received for securities on loan)(c)(d)	32,548,545

	TOTAL INVESTMENTS — 115.3% (cost $196,400,298)	227,701,833
	LIABILITIES IN EXCESS OF OTHER ASSETS — (15.3%)	(30,185,052)

	NET ASSETS — 100.0%	$197,516,781

(a)	Non-income producing security.
(b)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $29,321,935; cash collateral of $30,607,006 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(d)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2-Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally for stocks, exchange-traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$195,153,288	$—	$—
Affiliated Money Market Mutual Fund	32,548,545	—	—

Total	$227,701,833	$—	$—

SP Small Cap Value Portfolio

Schedule of Investments

as of September 30, 2011 (Unaudited)

Shares		Value
LONG-TERM INVESTMENTS — 98.5%
COMMON STOCKS — 97.5%
Aerospace & Defense — 1.0%
21,586	AAR Corp.(a)	$ 359,839
23,457	Kaman Corp.	653,277
10,875	Triumph Group, Inc.(a)	530,048

		1,543,164

Airlines — 0.3%
114,851	JetBlue Airways Corp.*(a)	470,889

Auto Components — 0.8%
29,310	Cooper Tire & Rubber Co.	319,186
17,802	Dana Holding Corp.*(a)	186,921
26,550	Superior Industries International, Inc.	410,197
8,754	Visteon Corp.*	376,422

		1,292,726

Automotive Parts — 0.4%
22,986	Tenneco, Inc.*	588,671

Banks — 1.4%
5,763	Bridge Capital Holdings*(a)	57,976
16,408	Dime Community Bancshares, Inc.	166,213
11,678	East West Bancorp, Inc.	174,119
22,159	Hancock Holding Co.	593,418
8,478	Independent Bank Corp.	184,312
9,185	Lakeland Financial Corp.	189,762
20,871	Pinnacle Financial Partners, Inc.*(a)	228,329
5,259	Sierra Bancorp	48,120
12,333	Trico Bancshares	151,326
13,981	UMB Financial Corp.	448,510

		2,242,085

Building Materials — 0.5%
54,292	Comfort Systems USA, Inc.	451,709
11,775	Universal Forest Products, Inc.	283,189

		734,898

Building Products — 0.5%
61,460	Gibraltar Industries, Inc.*	499,055
13,530	Simpson Manufacturing Co., Inc.	337,303

		836,358

Capital Markets — 3.4%
12,180	Affiliated Managers Group, Inc.*(a)	950,649
82,300	Artio Global Investors, Inc.(a)	655,108
12,340	Cohen & Steers, Inc.(a)	354,775
9,560	Greenhill & Co., Inc.(a)	273,320
101,740	HFF, Inc. (Class A Stock)*	889,208
53,807	MF Global Holdings Ltd.*(a)	222,223
25,560	Raymond James Financial, Inc.	663,538
35,665	Stifel Financial Corp.*	947,262
15,650	Waddell & Reed Financial, Inc. (Class A Stock)	391,406

		5,347,489

Chemicals — 2.2%
46,250	Ferro Corp.*	284,437
22,202	Fuller (H.B.) Co.	404,520
19,470	Koppers Holdings, Inc.	498,627
15,743	Minerals Technologies, Inc.	775,658
97,905	PolyOne Corp.	1,048,562
19,140	Schulman, (A.), Inc.	325,189
1,139	Tronox, Inc.*	88,842

		3,425,835

Clothing & Apparel — 0.7%
4,333	Deckers Outdoor Corp.*	404,095
9,008	G-III Apparel Group Ltd.*(a)	205,923
32,716	Iconix Brand Group, Inc.*(a)	516,913

		1,126,931

Commercial Banks — 6.9%
189,249	Bancorp, Inc. (The)*	1,355,023
18,731	BancorpSouth, Inc.(a)	164,458
20,467	CoBiz Financial, Inc.	91,487
12,444	Community Bank System, Inc.	282,354
13,320	Cullen/Frost Bankers, Inc.(a)	610,855
37,877	First Midwest Bancorp, Inc.	277,260
13,850	First Republic Bank*	320,766
14,146	First Security Group, Inc.*	30,414
48,380	FirstMerit Corp.	549,597
44,766	FNB Corp.	383,645
10,898	Heritage Financial Corp.	120,314
25,997	IBERIABANK Corp.(a)	1,223,419
30,395	PrivateBancorp, Inc.	228,570
9,967	Sandy Spring Bancorp, Inc.	145,817
46,941	Signature Bank*(a)	2,240,494
6,369	Simmons First National Corp. (Class A Stock)	138,207
24,830	SVB Financial Group*(a)	918,710
7,319	Tompkins Financial Corp.	261,874
27,530	Umpqua Holdings Corp.	241,989
28,321	Webster Financial Corp.	433,311
28,470	Wintrust Financial Corp.(a)	734,811

		10,753,375

Commercial Services — 1.0%
45,947	Convergys Corp.*	430,983
10,430	Monro Muffler Brake, Inc.	343,877
40,199	On Assignment, Inc.*	284,207
30,277	Team Health Holdings, Inc.*	497,148

		1,556,215

Commercial Services & Supplies — 0.8%
66,948	EnergySolutions, Inc.*	236,327
16,464	PHH Corp.*(a)	264,741
41,000	TMS International Corp. (Class A Stock)*(a)	298,480
14,380	United Stationers, Inc.	391,855

		1,191,403

Communication Equipment — 2.1%
9,530	Bel Fuse, Inc. (Class B Stock)	148,573
14,560	Black Box Corp.	310,856
63,501	Digi International, Inc.*	698,511
5,550	InterDigital, Inc.	258,519
62,043	Plantronics, Inc.(a)	1,765,123

		3,181,582

Computer Hardware — 0.5%
35,546	Electronics for Imaging, Inc.*	478,805
9,610	MTS Systems Corp.	294,450

		773,255

Computer Services & Software — 1.0%
29,616	Avid Technology, Inc.*	229,228
39,918	Mentor Graphics Corp.*	384,011
23,724	Monotype Imaging Holdings, Inc.*	287,772
27,065	NetScout Systems, Inc.*	309,082
19,928	Parametric Technology Corp.*	306,493

		1,516,586

Computers & Peripherals — 0.1%
14,940	Rimage Corp.	188,991

Construction & Engineering — 1.0%
30,853	EMCOR Group, Inc.	627,242
5,140	Granite Construction, Inc.	96,478
16,124	Meritage Homes Corp.*(a)	244,117
5,334	Michael Baker Corp.*	102,039
37,990	Tutor Perini Corp.	436,505

		1,506,381

Consumer Finance — 0.3%
9,445	First Cash Financial Services, Inc.*(a)	396,218

Consumer Products & Services — 0.2%
12,383	Elizabeth Arden, Inc.*	352,173

Containers & Packaging — 0.5%
11,810	AptarGroup, Inc.	527,553
26,630	Myers Industries, Inc.	270,294

		797,847

Distribution/Wholesale — 0.7%
13,518	ScanSource, Inc.*	399,592
13,134	Watsco, Inc.(a)	671,148

		1,070,740

Diversified Consumer Services — 0.6%
4,930	Sotheby’s	135,920
20,690	Steiner Leisure Ltd. (Bahamas)*	843,531

		979,451

Diversified Financial Services — 0.2%
31,914	Boston Private Financial Holdings, Inc.	187,654
6,815	KBW, Inc.	93,979

		281,633

Electric Utilities — 2.9%
756	Allete, Inc.	27,692
3,387	Atlantic Power Corp. (Canada)*	48,062
28,309	Cleco Corp.	966,469
7,870	IDACORP, Inc.	297,329
21,709	MGE Energy, Inc.	882,905
14,725	MYR Group, Inc.*	259,749
7,763	NorthWestern Corp.	247,950
41,741	Portland General Electric Co.	988,844
20,062	UniSource Energy Corp.	724,038

		4,443,038

Electrical Equipment — 0.5%
12,749	EnerSys*	255,235
23,430	GrafTech International Ltd.*	297,561
6,325	Regal-Beloit Corp.	287,028

		839,824

Electronic Components & Equipment — 1.6%
60,660	AVX Corp.	720,034
10,368	Littelfuse, Inc.	416,897
36,596	Park Electrochemical Corp.	782,057
10,112	Plexus Corp.*(a)	228,733
12,784	Watts Water Technologies, Inc. (Class A Stock)	340,694

		2,488,415

Electronics — 0.6%
18,002	Belden, Inc.	464,272
31,719	Checkpoint Systems, Inc.*	430,744

		895,016

Energy Equipment & Services — 1.7%
110,880	Cal Dive International, Inc.*	211,781
15,780	Gulf Island Fabrication, Inc.	326,330
38,906	Key Energy Services, Inc.*	369,218
75,660	Matrix Service Co.*	643,867
26,400	Natural Gas Services Group, Inc.*	338,712
36,910	TETRA Technologies, Inc.*	284,945
9,620	Tidewater, Inc.	404,521

		2,579,374

Entertainment & Leisure — 1.3%
12,503	Ascent Capital Group, Inc. (Class A Stock)*	491,618
12,478	Gaylord Entertainment Co.*(a)	241,324
10,298	Polaris Industries, Inc.	514,591
15,111	Six Flags Entertainment Corp.(a)	418,877
7,549	Vail Resorts, Inc.	285,277

		1,951,687

Environmental Control — 0.2%
29,272	Darling International, Inc.*	368,534

Environmental Services — 0.3%
13,087	Waste Connections, Inc.	442,602

Financial — Bank & Trust — 2.4%
28,730	Bank of the Ozarks, Inc.(a)	601,319
18,394	Columbia Banking System, Inc.	263,402
17,529	First Financial Bankshares, Inc.(a)	458,559
43,486	Glacier Bancorp, Inc.	407,464
30,378	Northwest Bancshares, Inc.	361,802
17,407	Prosperity Bancshares, Inc.	568,861
19,198	Provident Financial Services, Inc.	206,378
12,209	SCBT Financial Corp.	301,318
8,265	Southcoast Financial Corp.*	14,464
7,096	Summit State Bank	36,828
18,273	Texas Capital Bancshares, Inc.*(a)	417,538
5,104	WSFS Financial Corp.	161,133

		3,799,066

Financial Services — 1.7%
19,549	BGC Partners, Inc. (Class A Stock)(a)	117,881
36,954	Brookline Bancorp, Inc.	284,915
5,262	First of Long Island Corp. (The)	119,237
11,467	Home BancShares, Inc.	243,330
33,334	Knight Capital Group, Inc. (Class A Stock)*	405,341
30,247	MB Financial, Inc.	445,236
26,526	Ocwen Financial Corp.*(a)	350,409
4,358	Piper Jaffray Cos.*	78,139

78,234	RSC Holdings, Inc.*	557,808

		2,602,296

Food & Staples Retailing — 0.9%
81,589	Pantry, Inc. (The)*	989,674
12,280	Weis Markets, Inc.	455,097

		1,444,771

Foods — 0.8%
19,734	Hain Celestial Group, Inc. (The)*	602,874
9,881	TreeHouse Foods, Inc.*	611,041

		1,213,915

Gas Utilities — 0.9%
6,300	Laclede Group, Inc. (The)	244,125
8,720	New Jersey Resources Corp.	371,210
12,774	Northwest Natural Gas Co.	563,334
5,630	WGL Holdings, Inc.	219,964

		1,398,633

Healthcare Products — 0.6%
23,056	PSS World Medical, Inc.*(a)	453,973
11,390	West Pharmaceutical Services, Inc.(a)	422,569

		876,542

Healthcare Providers & Services — 2.2%
35,000	Cross Country Healthcare, Inc.*	146,300
48,786	HealthSouth Corp.*	728,375
39,778	ICON PLC, ADR (Ireland)*	639,630
22,110	LifePoint Hospitals, Inc.*	810,110
33,194	Lincare Holdings, Inc.(a)	746,865
13,980	MedQuist Holdings, Inc.*	105,689
36,180	Select Medical Holdings Corp.*	241,321

		3,418,290

Healthcare Services — 0.2%
16,277	Amedisys, Inc.*(a)	241,225
2,574	Hill-Rom Holdings, Inc.	77,272

		318,497

Hotels, Restaurants & Leisure — 0.1%
13,960	Orient-Express Hotels Ltd. (Class A Stock) (Bermuda)*	96,464

Household Durables — 0.5%
7,850	MDC Holdings, Inc.	132,979
13,360	Ryland Group, Inc. (The)	142,284
7,577	Tempur-Pedic International, Inc.*	398,626
11,930	Toll Brothers, Inc.*(a)	172,150

		846,039

Household Products — 0.5%
56,280	Central Garden & Pet Co. (Class A Stock)*(a)	398,462
10,975	Harman International Industries, Inc.	313,666

		712,128

Insurance — 6.0%
31,140	Allied World Assurance Co. Holdings AG (Switzerland)	1,672,529
28,117	Alterra Capital Holdings Ltd. (Bermuda)	533,380
84,686	American Equity Investment Life Holding Co.(a)	741,003
25,140	Arch Capital Group Ltd. (Bermuda)*	821,450
10,979	Aspen Insurance Holdings Ltd. (Bermuda)	252,956
9,301	Donegal Group, Inc. (Class A Stock)	111,984
18,100	EMC Insurance Group, Inc.	333,040
3,310	Enstar Group Ltd. (Bermuda)*	315,211
241,490	Meadowbrook Insurance Group, Inc.	2,151,676
12,693	ProAssurance Corp.	914,150
8,633	RLI Corp.	548,886
24,120	Symetra Financial Corp.	196,578
29,904	Tower Group, Inc.	683,605

		9,276,448

Internet & Catalog Retail — 0.4%
18,054	HSN, Inc.*	598,129

Internet Software & Services — 0.3%
32,317	Blue Coat Systems, Inc.*	448,560

Investment Companies — 0.2%
10,331	Solar Capital Ltd.	207,963
7,729	Solar Senior Capital Ltd.	110,447

		318,410

Leisure Equipment & Products — 0.4%
133,905	Callaway Golf Co.	692,289

Machinery — 3.5%
19,830	Albany International Corp. (Class A Stock)	361,898
72,792	Altra Holdings, Inc.*	842,204
17,740	Kaydon Corp.	508,783
156,730	Mueller Water Products, Inc. (Class A Stock)	388,690
34,050	Oshkosh Corp.*(a)	535,947
47,488	RBC Bearings, Inc.*	1,614,117
18,870	Snap-on, Inc.	837,828
10,090	WABCO Holdings, Inc.*	382,007

		5,471,474

Machinery & Equipment — 1.3%
12,544	Actuant Corp. (Class A Stock)	247,744
16,607	Applied Industrial Technologies, Inc.	451,046
12,449	Graco, Inc.	425,009
12,834	Robbins & Myers, Inc.	445,468
10,750	Tennant Co.	380,228

		1,949,495

Manufacturing — 0.7%
7,422	AZZ, Inc.	287,751
26,148	Carlisle Cos., Inc.	833,598

		1,121,349

Marine — 0.6%
37,280	Diana Shipping, Inc. (Marshall Islands)*	276,618
12,590	Kirby Corp.*(a)	662,737

		939,355

Metals & Mining — 2.6%
13,750	Carpenter Technology Corp.	617,237
54,701	Commercial Metals Co.	520,207
18,606	Haynes International, Inc.	808,431
30,050	Horsehead Holding Corp.*	222,971
19,391	Kaiser Aluminum Corp.(a)	858,633

25,114	Metals USA Holdings Corp.*	224,770
24,218	Olympic Steel, Inc.	410,253
8,133	Schnitzer Steel Industries, Inc. (Class A Stock)	299,294
13,827	Stillwater Mining Co.*	117,530

		4,079,326

Oil Field Equipment & Services — 0.3%
4,494	Complete Production Services, Inc.*	84,712
24,819	Thermon Group Holdings, Inc.*	342,998

		427,710

Oil, Gas & Consumable Fuels — 4.0%
38,337	Approach Resources, Inc.*(a)	651,346
25,270	Bill Barrett Corp.*	915,785
31,606	Carrizo Oil & Gas, Inc.*	681,109
66,466	Magnum Hunter Resources Corp.*	220,003
5,123	Oil States International, Inc.*(a)	260,863
13,060	Petroleum Development Corp.*(a)	253,233
32,580	Petroquest Energy, Inc.*(a)	179,190
37,332	Rex Energy Corp.*(a)	472,250
21,983	Rosetta Resources, Inc.*(a)	752,258
48,451	Southwest Gas Corp.	1,752,473

		6,138,510

Paper & Forest Products — 0.4%
108,920	Louisiana-Pacific Corp.*	555,492

Pharmaceuticals — 0.4%
12,561	Herbalife Ltd. (Cayman Islands)	673,270

Professional Services — 0.5%
380	CDI Corp.	4,059
48,890	Hudson Highland Group, Inc.*	167,204
11,470	Korn/Ferry International*	139,819
41,710	TrueBlue, Inc.*	472,574

		783,656

Real Estate Investment Trusts — 11.6%
26,425	Acadia Realty Trust	494,147
32,617	American Campus Communities, Inc.(a)	1,213,678
103,085	BioMed Realty Trust, Inc.(a)	1,708,118
49,250	Campus Crest Communities, Inc.(a)	535,840
99,525	Cogdell Spencer, Inc.	375,209
41,149	Coresite Realty Corp.	590,488
10,650	Corporate Office Properties Trust	231,957
54,773	Cousins Properties, Inc.	320,422
26,992	CreXus Investment Corp.	239,689
62,178	CubeSmart	530,378
69,782	CYS Investments, Inc.(a)	843,664
22,413	DuPont Fabros Technology, Inc.(a)	441,312
10,840	EastGroup Properties, Inc.	413,438
22,795	Entertainment Properties Trust	888,549
78,860	Hersha Hospitality Trust	272,856
6,560	Hudson Pacific Properties, Inc.	76,293
27,680	LaSalle Hotel Properties	531,456
117,439	MFA Financial, Inc.	824,422
22,401	Mid-America Apartment Communities, Inc.	1,348,988
7,144	National Health Investors, Inc.	300,977
31,548	National Retail Properties, Inc.(a)	847,695
28,930	Omega Healthcare Investors, Inc.	460,855
42,259	Parkway Properties, Inc.	465,271
82,658	Pebblebrook Hotel Trust(a)	1,293,598
15,700	PS Business Parks, Inc.	777,778
39,308	Retail Opportunity Investments Corp.(a)	435,533
4,380	Saul Centers, Inc.	148,088
8,040	Senior Housing Properties Trust	173,182
128,093	Two Harbors Investment Corp.	1,131,061
5,460	Washington Real Estate Investment Trust	153,863

		18,068,805

Real Estate Management & Development — 0.8%
37,090	CB Richard Ellis Group, Inc. (Class A Stock)*	499,231
13,160	Jones Lang LaSalle, Inc.	681,820

		1,181,051

Retail & Merchandising — 1.7%
5,529	Cash America International, Inc.(a)	282,864
12,546	EZCORP, Inc. (Class A Stock)*	358,063
15,598	GNC Holdings, Inc. (Class A Stock)*	313,832
12,464	Nu Skin Enterprises, Inc. (Class A Stock)	505,041
11,667	Vera Bradley, Inc.*	420,595
21,711	World Fuel Services Corp.	708,864

		2,589,259

Road & Rail — 1.5%
23,470	Genesee & Wyoming, Inc. (Class A Stock)*	1,091,824
10,850	Landstar System, Inc.	429,226
30,185	Old Dominion Freight Line, Inc.*(a)	874,460

		2,395,510

Semiconductors & Semiconductor Equipment — 3.2%
14,772	Cabot Microelectronics Corp.*	508,009
83,410	Exar Corp.*	476,271
17,605	Fairchild Semiconductor International, Inc.*	190,134
24,654	Micrel, Inc.	233,473
24,925	MKS Instruments, Inc.	541,122
113,050	ON Semiconductor Corp.*	810,568
33,285	Semtech Corp.*	702,314
27,389	Standard Microsystems Corp.*	531,347
84,730	Teradyne, Inc.*(a)	932,877

		4,926,115

Software — 0.5%
19,710	EPIQ Systems, Inc.	246,966
40,965	SS&C Technologies Holdings, Inc.*(a)	585,390

		832,356

Specialty Retail — 2.5%
12,986	ANN, Inc.*	296,600
31,180	Cato Corp. (The) (Class A Stock)(a)	703,421
32,252	Children’s Place Retail Stores, Inc. (The)*(a)	1,500,686
3,949	Francesca’s Holdings Corp.*	83,758

18,133	Jos. A. Bank Clothiers, Inc.*(a)	845,542
51,000	MarineMax, Inc.*	329,970
2,563	Teavana Holdings, Inc.*(a)	52,131

		3,812,108

Telecommunications — 1.2%
10,585	Anixter International, Inc.	502,153
42,582	Knology, Inc.*	552,714
66,948	Premiere Global Services, Inc.*	429,806
15,233	SYNNEX Corp.*	399,105

		1,883,778

Textiles, Apparel & Luxury Goods — 2.3%
13,030	Fossil, Inc.*(a)	1,056,212
17,960	G & K Services, Inc. (Class A Stock)	458,698
38,580	Hanesbrands, Inc.*(a)	964,886
13,731	Steven Madden Ltd.*(a)	413,303
13,986	Warnaco Group, Inc. (The)*	644,615

		3,537,714

Thrifts & Mortgage Finance — 0.9%
19,100	BankUnited, Inc.	396,516
22,319	Flushing Financial Corp.	241,045
40,370	People’s United Financial, Inc.(a)	460,218
37,620	Westfield Financial, Inc.	247,916

		1,345,695

Trading Companies & Distributors — 0.2%
22,978	Beacon Roofing Supply, Inc.*	367,418

Transportation — 0.6%
18,576	Forward Air Corp.	472,759
32,815	Heartland Express, Inc.	444,972
7,019	Scorpio Tankers, Inc. (Marshall Islands)*	37,060

		954,791

Utilities — 1.9%
29,959	Avista Corp.	714,522
70,499	El Paso Electric Co.	2,262,313

		2,976,835

	TOTAL COMMON STOCKS (cost $147,611,950)	151,234,935

EXCHANGE TRADED FUNDS — 0.6%
7,500	iShares Nasdaq Biotechnology Index Fund(a)	700,125
4,791	iShares Russell 2000 Value Index Fund	273,231

	TOTAL EXCHANGE TRADED FUNDS (cost $921,714)	973,356

UNAFFILIATED MUTUAL FUNDS — 0.4%
22,873	Apollo Investment Corp.(a)	172,005
11,728	Golub Capital BDC, Inc.	174,161
27,262	PennantPark Investment Corp.	243,177

	TOTAL UNAFFILIATED MUTUAL FUNDS (cost $609,106)	589,343

WARRANTS(l)*
Oil, Gas & Consumable Fuels
4,412	Magnum Hunter Resources Corp., expiring 10/14/11 (cost $0)	—

	TOTAL LONG-TERM INVESTMENTS (cost $149,142,770)	152,797,634

SHORT-TERM INVESTMENT — 23.7%
Affiliated Money Market Mutual Fund
36,777,321	Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $36,777,321; includes $34,437,391 of cash collateral for securities on loan)(b)(w)	36,777,321

	TOTAL INVESTMENTS — 122.2% (cost $185,920,091)	189,574,955
	LIABILITIES IN EXCESS OF OTHER ASSETS — (22.2%)	(34,473,052)

	NET ASSETS — 100.0%	$155,101,903

The following abbreviation is used in the Portfolio descriptions:

ADR     American Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $32,350,497; cash collateral of $34,437,391 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(l)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of September 30, 2011.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tool.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$151,234,935	$—	$—
Exchange Traded Funds	973,356	—	—
Unaffiliated Mutual Funds	589,343	—	—
Affiliated Money Market Mutual Fund	36,777,321	—	—

Total	$189,574,955	$—	$—

Stock Index Portfolio

Schedule of Investments

as of September 30, 2011 (Unaudited)

Shares		Value
LONG-TERM INVESTMENTS — 98.0%
COMMON STOCKS
Aerospace & Defense — 2.7%
138,936	Boeing Co. (The)	$ 8,407,017
72,300	General Dynamics Corp.	4,113,147
23,300	Goodrich Corp.	2,811,844
144,650	Honeywell International, Inc.	6,351,581
33,800	ITT Corp.	1,419,600
20,900	L-3 Communications Holdings, Inc.(a)	1,295,173
53,798	Lockheed Martin Corp.(a)	3,907,887
56,126	Northrop Grumman Corp.(a)	2,927,532
26,800	Precision Castparts Corp.	4,166,328
67,718	Raytheon Co.	2,767,635
29,300	Rockwell Collins, Inc.(a)	1,545,868
44,900	Textron, Inc.(a)	792,036
173,600	United Technologies Corp.	12,214,496

		52,720,144

Air Freight & Logistics — 1.0%
30,200	C.H. Robinson Worldwide, Inc.(a)	2,067,794
41,600	Expeditors International of Washington, Inc.	1,686,880
60,840	FedEx Corp.	4,117,651
182,800	United Parcel Service, Inc. (Class B Stock)	11,543,820

		19,416,145

Airlines — 0.1%
139,337	Southwest Airlines Co.	1,120,270

Auto Components — 0.2%
38,600	Goodyear Tire & Rubber Co. (The)(b)	389,474
128,700	Johnson Controls, Inc.(a)	3,393,819

		3,783,293

Automobiles — 0.4%
720,959	Ford Motor Co.(a)(b)	6,971,674
48,300	Harley-Davidson, Inc.	1,658,139

		8,629,813

Beverages — 2.8%
25,900	Beam, Inc.	1,400,672
18,500	Brown-Forman Corp. (Class B Stock)(a)	1,297,590
429,100	Coca-Cola Co. (The)	28,989,996
60,600	Coca-Cola Enterprises, Inc.	1,507,728
34,100	Constellation Brands, Inc. (Class A Stock)(b)	613,800
38,800	Dr Pepper Snapple Group, Inc.	1,504,664
31,100	Molson Coors Brewing Co. (Class B Stock)	1,231,871
297,039	PepsiCo, Inc.	18,386,714

		54,933,035

Biotechnology — 1.3%
176,564	Amgen, Inc.(a)	9,702,192
46,625	Biogen Idec, Inc.(b)	4,343,119
89,200	Celgene Corp.(b)	5,523,264
14,600	Cephalon, Inc.(a)(b)	1,178,220
143,700	Gilead Sciences, Inc.(b)	5,575,560

		26,322,355

Building Products — 0.0%
54,800	Masco Corp.	390,176

Capital Markets — 1.8%
45,600	Ameriprise Financial, Inc.	1,794,816
237,589	Bank of New York Mellon Corp. (The)	4,416,780
17,800	BlackRock, Inc. (Class A Stock)	2,634,578
189,300	Charles Schwab Corp. (The)(a)	2,133,411
43,610	E*Trade Financial Corp.(b)	397,287
17,700	Federated Investors, Inc. (Class B Stock)(a)	310,281
26,400	Franklin Resources, Inc.	2,524,896

97,400	Goldman Sachs Group, Inc. (The)	9,209,170
88,900	Invesco Ltd.	1,378,839
32,000	Janus Capital Group, Inc.(a)	192,000
27,300	Legg Mason, Inc.	701,883
281,410	Morgan Stanley(a)	3,799,035
44,200	Northern Trust Corp.	1,546,116
95,400	State Street Corp.	3,068,064
49,200	T. Rowe Price Group, Inc.	2,350,284

		36,457,440

Chemicals — 2.1%
40,700	Air Products & Chemicals, Inc.	3,108,259
13,200	Airgas, Inc.	842,424
12,800	CF Industries Holdings, Inc.	1,579,392
221,661	Dow Chemical Co. (The)	4,978,506
173,491	E.I. du Pont de Nemours & Co.	6,934,435
12,800	Eastman Chemical Co.	877,184
43,400	Ecolab, Inc.	2,121,826
12,600	FMC Corp.	871,416
16,100	International Flavors & Fragrances, Inc.	905,142
100,096	Monsanto Co.	6,009,764
47,800	Mosaic Co. (The)	2,340,766
30,700	PPG Industries, Inc.	2,169,262
56,000	Praxair, Inc.(a)	5,234,880
14,900	Sherwin-Williams Co. (The)	1,107,368
20,700	Sigma-Aldrich Corp.	1,279,053

		40,359,677

Commercial Banks — 2.5%
137,100	BB&T Corp.(a)	2,924,343
31,550	Comerica, Inc.	724,703
167,749	Fifth Third Bancorp	1,694,265
44,745	First Horizon National Corp.	266,680
148,775	Huntington Bancshares, Inc.	714,120
179,700	KeyCorp	1,065,621
23,800	M&T Bank Corp.(a)	1,663,620
101,593	PNC Financial Services Group, Inc.	4,895,767
245,212	Regions Financial Corp.(a)	816,556
100,800	SunTrust Banks, Inc.	1,809,360
364,181	U.S. Bancorp	8,572,821
997,686	Wells Fargo & Co.	24,064,186
30,000	Zions Bancorporation(a)	422,100

		49,634,142

Commercial Services & Supplies — 0.5%
21,600	Avery Dennison Corp.	541,728
21,700	Cintas Corp.(a)	610,638
34,100	Iron Mountain, Inc.	1,078,242
37,700	Pitney Bowes, Inc.(a)	708,760
58,310	Republic Services, Inc.	1,636,178
38,800	RR Donnelley & Sons Co.(a)	547,856
14,400	Stericycle, Inc.(b)	1,162,368
88,830	Waste Management, Inc.(a)	2,892,305

		9,178,075

Communications Equipment — 2.0%
1,036,100	Cisco Systems, Inc.	16,049,189
14,800	F5 Networks, Inc.(b)	1,051,540
23,400	Harris Corp.(a)	799,578
43,587	JDS Uniphase Corp.(b)	434,563
101,400	Juniper Networks, Inc.(b)	1,750,164
49,336	Motorola Mobility Holdings, Inc.(b)	1,863,914
61,527	Motorola Solutions, Inc.	2,577,981
316,600	QUALCOMM, Inc.	15,396,258
30,000	Tellabs, Inc.	128,700

		40,051,887

Computers & Peripherals — 4.7%
173,700	Apple, Inc.(b)	66,210,966
306,400	Dell, Inc.(b)	4,335,560
388,974	EMC Corp.(a)(b)	8,164,564
392,916	Hewlett-Packard Co.	8,820,964
15,514	Lexmark International, Inc. (Class A Stock)(b)	419,344

66,800	NetApp, Inc.(a)(b)	2,267,192
43,900	SanDisk Corp.(a)(b)	1,771,365
45,900	Western Digital Corp.(b)	1,180,548

		93,170,503

Construction & Engineering — 0.2%
32,900	Fluor Corp.(a)	1,531,495
22,200	Jacobs Engineering Group, Inc.(b)	716,838
33,000	Quanta Services, Inc.(b)	620,070

		2,868,403

Construction Materials — 0.0%
22,300	Vulcan Materials Co.(a)	614,588

Consumer Finance — 0.8%
195,200	American Express Co.	8,764,480
87,169	Capital One Financial Corp.(a)	3,454,507
106,505	Discover Financial Services	2,443,225
102,000	SLM Corp.	1,269,900

		15,932,112

Containers & Packaging — 0.1%
33,600	Ball Corp.	1,042,272
17,900	Bemis Co., Inc.	524,649
30,400	Owens-Illinois, Inc.(b)	459,648
31,620	Sealed Air Corp.	528,054

		2,554,623

Distributors — 0.1%
32,025	Genuine Parts Co.	1,626,870

Diversified Consumer Services — 0.1%
22,700	Apollo Group, Inc. (Class A Stock)(a)(b)	899,147
8,800	DeVry, Inc.	325,248
63,400	H&R Block, Inc.	843,854

		2,068,249

Diversified Financial Services — 2.9%
1,907,532	Bank of America Corp.	11,674,096
550,197	Citigroup, Inc.	14,096,047
12,820	CME Group, Inc.	3,158,848
14,200	IntercontinentalExchange, Inc.(b)	1,679,292
736,945	JPMorgan Chase & Co.	22,196,783
37,600	Leucadia National Corp.(a)	852,768
38,120	Moody’s Corp.(a)	1,160,754
25,600	NASDAQ OMX Group, Inc. (The)(a)(b)	592,384
50,600	NYSE Euronext	1,175,944

		56,586,916

Diversified Telecommunication Services — 2.9%
1,116,911	AT&T, Inc.	31,854,302
110,785	CenturyLink, Inc.	3,669,199
177,916	Frontier Communications Corp.(a)	1,087,067
532,438	Verizon Communications, Inc.(a)	19,593,718
90,665	Windstream Corp.	1,057,154

		57,261,440

Electric Utilities — 2.1%
90,040	American Electric Power Co., Inc.	3,423,321
253,982	Duke Energy Corp.	5,077,100
61,100	Edison International	2,337,075
35,000	Entergy Corp.	2,320,150
125,250	Exelon Corp.	5,336,902
79,480	FirstEnergy Corp.	3,569,447
81,000	NextEra Energy, Inc.	4,375,620
35,700	Northeast Utilities	1,201,305
36,200	Pepco Holdings, Inc.	684,904
20,900	Pinnacle West Capital Corp.	897,446
102,700	PPL Corp.	2,931,058
55,814	Progress Energy, Inc.	2,886,700
161,300	Southern Co.	6,834,281

		41,875,309

Electrical Equipment — 0.4%
142,900	Emerson Electric Co.	5,903,199
28,100	Rockwell Automation, Inc.	1,573,600

18,900	Roper Industries, Inc.	1,302,399

		8,779,198

Electronic Equipment, Instruments & Components — 0.4%
33,300	Amphenol Corp. (Class A Stock)	1,357,641
297,700	Corning, Inc.	3,679,572
23,500	FLIR Systems, Inc.	588,675
40,100	Jabil Circuit, Inc.	713,379
26,600	Molex, Inc.	541,842

		6,881,109

Energy Equipment & Services — 1.8%
80,248	Baker Hughes, Inc.	3,704,248
45,300	Cameron International Corp.(b)	1,881,762
12,500	Diamond Offshore Drilling, Inc.(a)	684,250
45,600	FMC Technologies, Inc.(a)(b)	1,714,560
173,500	Halliburton Co.	5,295,220
21,100	Helmerich & Payne, Inc.	856,660
56,600	Nabors Industries Ltd.(b)	693,916
80,000	National Oilwell Varco, Inc.	4,097,600
45,300	Noble Corp.	1,329,555
21,500	Rowan Cos., Inc.(b)	649,085
252,722	Schlumberger Ltd.	15,095,085

		36,001,941

Food & Staples Retailing — 2.4%
81,632	Costco Wholesale Corp.	6,703,620
258,038	CVS Caremark Corp.	8,664,916
118,900	Kroger Co. (The)	2,611,044
66,800	Safeway, Inc.	1,110,884
23,408	SUPERVALU, Inc.(a)	155,897
112,600	Sysco Corp.	2,916,340
174,700	Walgreen Co.	5,745,883
332,200	Wal-Mart Stores, Inc.(a)	17,241,180
29,000	Whole Foods Market, Inc.	1,893,990

		47,043,754

Food Products — 1.9%
126,438	Archer-Daniels-Midland Co.	3,136,927
34,900	Campbell Soup Co.(a)	1,129,713
70,300	ConAgra Foods, Inc.	1,702,666
20,000	Dean Foods Co.(b)	177,400
120,100	General Mills, Inc.	4,620,247
61,350	H.J. Heinz Co.	3,096,948
28,900	Hershey Co. (The)(a)	1,712,036
27,600	Hormel Foods Corp.(a)	745,752
20,300	J.M. Smucker Co. (The)	1,479,667
47,500	Kellogg Co.(a)	2,526,525
329,811	Kraft Foods, Inc. (Class A Stock)	11,075,053
24,800	McCormick & Co., Inc.	1,144,768
38,493	Mead Johnson Nutrition Co.	2,649,473
110,700	Sara Lee Corp.	1,809,945
59,800	Tyson Foods, Inc. (Class A Stock)	1,038,128

		38,045,248

Gas Utilities — 0.1%
7,800	Nicor, Inc.	429,078
16,920	ONEOK, Inc.	1,117,397

		1,546,475

Health Care Equipment & Supplies — 1.9%
108,100	Baxter International, Inc.	6,068,734
41,700	Becton, Dickinson & Co.	3,057,444
300,299	Boston Scientific Corp.(a)(b)	1,774,767
16,700	C.R. Bard, Inc.	1,461,918
39,537	CareFusion Corp.(b)	946,911
93,700	Covidien PLC	4,132,170
24,700	DENTSPLY International, Inc.(a)	758,043
20,200	Edwards Lifesciences Corp.(b)	1,439,856
7,400	Intuitive Surgical, Inc.(b)	2,695,672
203,300	Medtronic, Inc.	6,757,692
62,700	St. Jude Medical, Inc.	2,269,113
63,700	Stryker Corp.	3,002,181
23,300	Varian Medical Systems, Inc.(b)	1,215,328

35,386	Zimmer Holdings, Inc.(a)(b)	1,893,151

		37,472,980

Health Care Providers & Services — 2.1%
73,448	Aetna, Inc.	2,669,835
51,900	AmerisourceBergen Corp.(a)	1,934,313
65,175	Cardinal Health, Inc.	2,729,529
52,100	CIGNA Corp.	2,185,074
27,650	Coventry Health Care, Inc.(b)	796,596
18,400	DaVita, Inc.(b)	1,153,128
91,700	Express Scripts, Inc.(b)	3,399,319
32,800	Humana, Inc.	2,385,544
19,400	Laboratory Corp. of America Holdings(a)(b)	1,533,570
45,707	McKesson Corp.	3,322,899
72,992	Medco Health Solutions, Inc.(b)	3,422,595
15,900	Patterson Cos., Inc.	455,217
28,100	Quest Diagnostics, Inc.	1,387,016
80,000	Tenet Healthcare Corp.(b)	330,400
205,500	UnitedHealth Group, Inc.	9,477,660
71,400	WellPoint, Inc.	4,660,992

		41,843,687

Health Care Technology — 0.1%
23,600	Cerner Corp.(a)(b)	1,617,072

Hotels, Restaurants & Leisure — 1.9%
82,900	Carnival Corp.(a)	2,511,870
5,500	Chipotle Mexican Grill, Inc.(a)(b)	1,666,225
25,350	Darden Restaurants, Inc.(a)	1,083,712
56,100	International Game Technology	815,133
49,403	Marriott International, Inc. (Class A Stock)	1,345,738
193,200	McDonald’s Corp.	16,966,824
138,300	Starbucks Corp.	5,157,207
33,800	Starwood Hotels & Resorts Worldwide, Inc.	1,312,116
32,563	Wyndham Worldwide Corp.	928,371
13,100	Wynn Resorts Ltd.	1,507,548
85,900	Yum! Brands, Inc.	4,242,601

		37,537,345

Household Durables — 0.2%
45,200	D.R. Horton, Inc.	408,608
14,100	Harman International Industries, Inc.	402,978
28,200	Leggett & Platt, Inc.(a)	558,078
25,700	Lennar Corp. (Class A Stock)	347,978
60,049	Newell Rubbermaid, Inc.	712,782
48,385	Pulte Group, Inc.(a)(b)	191,121
14,607	Whirlpool Corp.	729,035

		3,350,580

Household Products — 2.4%
24,400	Clorox Co. (The)	1,618,452
92,300	Colgate-Palmolive Co.	8,185,164
74,288	Kimberly-Clark Corp.	5,275,191
514,281	Procter & Gamble Co. (The)	32,492,274

		47,571,081

Independent Power Producers & Energy Traders — 0.2%
133,100	AES Corp. (The)(b)	1,299,056
38,950	Constellation Energy Group, Inc.	1,482,437
45,800	NRG Energy, Inc.(a)(b)	971,418

		3,752,911

Industrial Conglomerates — 2.4%
132,200	3M Co.	9,490,638
99,900	Danaher Corp.	4,189,806
1,980,100	General Electric Co.	30,176,724
87,500	Tyco International Ltd.	3,565,625

		47,422,793

Insurance — 3.4%
64,300	ACE Ltd.	3,896,580
93,000	Aflac, Inc.	3,250,350
100,288	Allstate Corp. (The)	2,375,823

76,629	American International Group, Inc.(a)(b)	1,682,007
62,425	Aon Corp.	2,620,601
23,500	Assurant, Inc.	841,300
327,300	Berkshire Hathaway, Inc. (Class B Stock)(b)	23,251,392
55,500	Chubb Corp. (The)	3,329,445
32,528	Cincinnati Financial Corp.	856,462
103,200	Genworth Financial, Inc. (Class A Stock)(b)	592,368
86,300	Hartford Financial Services Group, Inc. (The)	1,392,882
62,963	Lincoln National Corp.	984,112
62,026	Loews Corp.	2,142,998
103,400	Marsh & McLennan Cos., Inc.	2,744,236
201,100	MetLife, Inc.	5,632,811
63,600	Principal Financial Group, Inc.(a)	1,441,812
119,800	Progressive Corp. (The)	2,127,648
23,550	Torchmark Corp.	820,953
81,998	Travelers Cos., Inc. (The)(a)	3,995,762
64,656	Unum Group	1,355,190
59,500	XL Group PLC (Class A Stock)	1,118,600

		66,453,332

Internet & Catalog Retail — 1.0%
66,700	Amazon.com, Inc.(b)	14,422,541
39,800	Expedia, Inc.	1,024,850
8,100	Netflix, Inc.(b)	916,596
9,200	priceline.com, Inc.(a)(b)	4,135,032

		20,499,019

Internet Software & Services — 1.8%
33,500	Akamai Technologies, Inc.(b)	665,980
214,700	eBay, Inc.(b)	6,331,503
47,200	Google, Inc. (Class A Stock)(b)	24,278,736
18,200	Monster Worldwide, Inc.(b)	130,676
32,500	VeriSign, Inc.	929,825
233,200	Yahoo!, Inc.(b)	3,068,912

		35,405,632

IT Services — 3.9%
119,400	Accenture PLC (Ireland) (Class A Stock)	6,289,992
93,700	Automatic Data Processing, Inc.(a)	4,417,955
57,900	Cognizant Technology Solutions Corp. (Class A Stock)(b)	3,630,330
29,900	Computer Sciences Corp.	802,815
48,900	Fidelity National Information Services, Inc.	1,189,248
27,900	Fiserv, Inc.(b)	1,416,483
223,700	International Business Machines Corp.(a)	39,154,211
19,500	Mastercard, Inc. (Class A Stock)	6,184,620
61,250	Paychex, Inc.(a)	1,615,163
54,400	SAIC, Inc.(a)(b)	642,464
31,200	Teradata Corp.(a)(b)	1,670,136
29,993	Total System Services, Inc.	507,781
92,900	Visa, Inc. (Class A Stock)	7,963,388
122,704	Western Union Co. (The)	1,876,144

		77,360,730

Leisure Equipment & Products — 0.1%
27,150	Hasbro, Inc.(a)	885,362
65,281	Mattel, Inc.(a)	1,690,125

		2,575,487

Life Sciences Tools & Services — 0.5%
65,682	Agilent Technologies, Inc.(b)	2,052,562
35,430	Life Technologies Corp.(b)	1,361,575
23,200	PerkinElmer, Inc.	445,672
74,000	Thermo Fisher Scientific, Inc.(b)	3,747,360
17,700	Waters Corp.(a)(b)	1,336,173

		8,943,342

Machinery — 1.8%
121,000	Caterpillar, Inc.	8,934,640

38,900	Cummins, Inc.	3,176,574
78,800	Deere & Co.	5,088,116
36,000	Dover Corp.	1,677,600
65,700	Eaton Corp.	2,332,350
9,400	Flowserve Corp.	695,600
92,600	Illinois Tool Works, Inc.	3,852,160
62,900	Ingersoll-Rand PLC	1,766,861
18,300	Joy Global, Inc.	1,141,554
70,228	PACCAR, Inc.(a)	2,375,111
23,200	Pall Corp.	983,680
32,487	Parker Hannifin Corp.	2,050,904
11,000	Snap-on, Inc.	488,400
31,535	Stanley Black & Decker, Inc.	1,548,369

		36,111,919

Media — 3.0%
35,800	Cablevision Systems Corp. (Class A Stock)	563,134
129,068	CBS Corp. (Class B Stock)(a)	2,630,406
518,346	Comcast Corp. (Class A Stock)(a)	10,833,431
143,400	DIRECTV (Class A Stock)(a)(b)	6,058,650
52,700	Discovery Communications, Inc. (Class A Stock)(a)(b)	1,982,574
50,200	Gannett Co., Inc.	478,406
83,162	Interpublic Group of Cos., Inc. (The)	598,766
57,100	McGraw-Hill Cos., Inc. (The)(a)	2,341,100
431,600	News Corp. (Class A Stock)	6,676,852
53,100	Omnicom Group, Inc.	1,956,204
15,600	Scripps Networks Interactive, Inc. (Class A Stock)(a)	579,852
61,026	Time Warner Cable, Inc.	3,824,500
197,640	Time Warner, Inc.(a)	5,923,271
112,268	Viacom, Inc. (Class B Stock)	4,349,262
348,501	Walt Disney Co. (The)	10,510,790
1,100	Washington Post Co. (The) (Class B Stock)(a)	359,667

		59,666,865

Metals & Mining — 0.9%
8,000	AK Steel Holding Corp.(a)	52,320
204,576	Alcoa, Inc.	1,957,792
15,040	Allegheny Technologies, Inc.	556,330
27,000	Cliffs Natural Resources, Inc.	1,381,590
181,912	Freeport-McMoRan Copper & Gold, Inc.	5,539,220
93,003	Newmont Mining Corp.	5,849,889
61,400	Nucor Corp.	1,942,696
8,000	Titanium Metals Corp.	119,840
21,140	United States Steel Corp.(a)	465,291

		17,864,968

Multiline Retail — 0.8%
15,900	Big Lots, Inc.(a)(b)	553,797
23,100	Family Dollar Stores, Inc.	1,174,866
30,100	J.C. Penney Co., Inc.	806,078
56,000	Kohl’s Corp.	2,749,600
82,920	Macy’s, Inc.(a)	2,182,454
30,100	Nordstrom, Inc.	1,374,968
6,712	Sears Holdings Corp.(a)(b)	386,074
126,468	Target Corp.	6,201,991

		15,429,828

Multi-Utilities — 1.5%
45,300	Ameren Corp.	1,348,581
72,810	CenterPoint Energy, Inc.	1,428,532
43,900	CMS Energy Corp.	868,781
51,200	Consolidated Edison, Inc.(a)	2,919,424
103,984	Dominion Resources, Inc.	5,279,268
32,000	DTE Energy Co.	1,568,640
14,150	Integrys Energy Group, Inc.(a)	687,973
51,100	NiSource, Inc.	1,092,518
73,500	PG&E Corp.	3,109,785
97,800	Public Service Enterprise Group, Inc.	3,263,586
22,200	SCANA Corp.(a)	897,990

45,654	Sempra Energy	2,351,181
43,400	TECO Energy, Inc.	743,442
45,200	Wisconsin Energy Corp.	1,414,308
90,095	Xcel Energy, Inc.	2,224,445

		29,198,454

Office Electronics — 0.1%
275,011	Xerox Corp.	1,916,827

Oil, Gas & Consumable Fuels — 9.6%
39,605	Alpha Natural Resources, Inc.(a)(b)	700,613
93,526	Anadarko Petroleum Corp.	5,896,814
73,150	Apache Corp.	5,869,556
20,700	Cabot Oil & Gas Corp.	1,281,537
123,900	Chesapeake Energy Corp.	3,165,645
377,092	Chevron Corp.(a)	34,888,552
261,079	ConocoPhillips	16,531,522
42,500	Consol Energy, Inc.	1,442,025
73,300	Denbury Resources, Inc.(b)	842,950
80,200	Devon Energy Corp.	4,446,288
137,911	El Paso Corp.	2,410,684
49,500	EOG Resources, Inc.	3,514,995
26,400	EQT Corp.	1,408,704
911,954	Exxon Mobil Corp.	66,235,219
57,000	Hess Corp.	2,990,220
136,894	Marathon Oil Corp.	2,954,173
68,447	Marathon Petroleum Corp.	1,852,176
38,600	Murphy Oil Corp.	1,704,576
23,700	Newfield Exploration Co.(b)	940,653
34,300	Noble Energy, Inc.	2,428,440
153,700	Occidental Petroleum Corp.	10,989,550
51,400	Peabody Energy Corp.(a)	1,741,432
21,200	Pioneer Natural Resources Co.	1,394,324
33,200	QEP Resources, Inc.(a)	898,724
29,500	Range Resources Corp.	1,724,570
67,300	Southwestern Energy Co.(b)	2,243,109
126,842	Spectra Energy Corp.	3,111,434
21,500	Sunoco, Inc.(a)	666,715
31,500	Tesoro Corp.(a)(b)	613,305
112,600	Valero Energy Corp.	2,002,028
112,400	Williams Cos., Inc. (The)	2,735,816

		189,626,349

Paper & Forest Products — 0.1%
82,867	International Paper Co.	1,926,658
33,989	MeadWestvaco Corp.	834,770

		2,761,428

Personal Products — 0.2%
78,700	Avon Products, Inc.	1,542,520
21,100	Estee Lauder Cos., Inc. (The) (Class A Stock)	1,853,424

		3,395,944

Pharmaceuticals — 6.1%
295,400	Abbott Laboratories	15,106,756
57,200	Allergan, Inc.	4,712,136
321,040	Bristol-Myers Squibb Co.	10,074,235
192,600	Eli Lilly & Co.(a)	7,120,422
55,200	Forest Laboratories, Inc.(b)	1,699,608
28,920	Hospira, Inc.(b)	1,070,040
514,271	Johnson & Johnson	32,764,206
580,504	Merck & Co., Inc.	18,988,280
76,300	Mylan, Inc.(a)(b)	1,297,100
1,472,973	Pfizer, Inc.	26,042,163
23,300	Watson Pharmaceuticals, Inc.(b)	1,590,225

		120,465,171

Professional Services — 0.1%
8,800	Dun & Bradstreet Corp. (The)	539,088
22,800	Equifax, Inc.	700,872
27,700	Robert Half International, Inc.	587,794

		1,827,754

Real Estate Investment Trusts — 1.6%
21,974	Apartment Investment & Management Co. (Class A Stock)	486,065
15,618	AvalonBay Communities, Inc.(a)	1,781,233
28,100	Boston Properties, Inc.	2,503,710
52,700	Equity Residential(a)	2,733,549
73,200	HCP, Inc.	2,566,392
30,500	Health Care REIT, Inc.(a)	1,427,400
123,726	Host Hotels & Resorts, Inc.	1,353,562
76,400	Kimco Realty Corp.(a)	1,148,292
27,000	Plum Creek Timber Co., Inc.(a)	937,170
81,228	ProLogis, Inc.	1,969,779
27,100	Public Storage	3,017,585
55,501	Simon Property Group, Inc.(a)	6,104,000
51,204	Ventas, Inc.(a)	2,529,478
31,257	Vornado Realty Trust(a)	2,332,397
99,310	Weyerhaeuser Co.	1,544,271

		32,434,883

Real Estate Management & Development — 0.0%
51,100	CB Richard Ellis Group, Inc. (Class A Stock)(b)	687,806

Road & Rail — 0.8%
212,772	CSX Corp.	3,972,453
68,800	Norfolk Southern Corp.	4,198,176
10,700	Ryder System, Inc.	401,357
93,800	Union Pacific Corp.	7,660,646

		16,232,632

Semiconductors & Semiconductor Equipment — 2.3%
102,600	Advanced Micro Devices, Inc.(a)(b)	521,208
57,500	Altera Corp.	1,812,975
58,600	Analog Devices, Inc.(a)	1,831,250
251,000	Applied Materials, Inc.	2,597,850
84,750	Broadcom Corp. (Class A Stock)	2,821,328
8,600	First Solar, Inc.(a)(b)	543,606
992,700	Intel Corp.	21,174,291
32,000	KLA-Tencor Corp.	1,224,960
43,500	Linear Technology Corp.	1,202,775
118,000	LSI Corp.(b)	611,240
35,500	MEMC Electronic Materials, Inc.(b)	186,020
28,900	Microchip Technology, Inc.(a)	899,079
149,600	Micron Technology, Inc.(b)	753,984
14,600	Novellus Systems, Inc.(a)(b)	397,996
108,250	NVIDIA Corp.(a)(b)	1,353,125
34,200	Teradyne, Inc.(a)(b)	376,542
214,700	Texas Instruments, Inc.(a)	5,721,755
44,000	Xilinx, Inc.	1,207,360

		45,237,344

Software — 3.8%
94,600	Adobe Systems, Inc.(b)	2,286,482
45,400	Autodesk, Inc.(b)	1,261,212
32,700	BMC Software, Inc.(b)	1,260,912
74,773	CA, Inc.	1,451,344
35,400	Citrix Systems, Inc.(b)	1,930,362
39,500	Compuware Corp.(b)	302,570
58,900	Electronic Arts, Inc.(b)	1,204,505
52,800	Intuit, Inc.(b)	2,504,832
1,389,900	Microsoft Corp.	34,594,611
735,220	Oracle Corp.	21,130,223
35,600	Red Hat, Inc.(b)	1,504,456
23,200	Salesforce.com, Inc.(a)(b)	2,651,296
146,111	Symantec Corp.(b)	2,381,609

		74,464,414

Specialty Retail — 1.9%
15,700	Abercrombie & Fitch Co. (Class A Stock)	966,492
9,689	AutoNation, Inc.(a)(b)	317,605
5,000	AutoZone, Inc.(b)	1,595,950
47,600	Bed Bath & Beyond, Inc.(b)	2,727,956

64,525	Best Buy Co., Inc.	1,503,432
40,000	CarMax, Inc.(b)	954,000
30,600	GameStop Corp. (Class A Stock)(a)(b)	706,860
76,087	Gap, Inc. (The)(a)	1,235,653
298,719	Home Depot, Inc. (The)(a)	9,818,894
48,696	Limited Brands, Inc.	1,875,283
234,700	Lowe’s Cos., Inc.	4,539,098
25,200	O’Reilly Automotive, Inc.(b)	1,679,076
23,500	Ross Stores, Inc.	1,849,215
137,000	Staples, Inc.	1,822,100
20,900	Tiffany & Co.	1,271,138
72,800	TJX Cos., Inc.	4,038,216
20,200	Urban Outfitters, Inc.(a)(b)	450,864

		37,351,832

Textiles, Apparel & Luxury Goods — 0.7%
56,800	Coach, Inc.	2,943,944
71,800	NIKE, Inc. (Class B Stock)	6,139,618
12,400	Ralph Lauren Corp.	1,608,280
17,036	VF Corp.(a)	2,070,215

		12,762,057

Thrifts & Mortgage Finance — 0.1%
107,200	Hudson City Bancorp, Inc.	606,752
64,900	People’s United Financial, Inc.(a)	739,860

		1,346,612

Tobacco — 1.9%
391,800	Altria Group, Inc.	10,504,158
27,131	Lorillard, Inc.	3,003,402
331,900	Philip Morris International, Inc.	20,703,922
64,300	Reynolds American, Inc.	2,409,964

		36,621,446

Trading Companies & Distributors — 0.2%
53,600	Fastenal Co.(a)	1,783,808
11,000	W.W. Grainger, Inc.(a)	1,644,940

		3,428,748

Wireless Telecommunication Services — 0.3%
75,200	American Tower Corp. (Class A Stock)(b)	4,045,760
47,100	MetroPCS Communications, Inc.(b)	410,241
579,622	Sprint Nextel Corp.(b)	1,762,051

		6,218,052

	TOTAL LONG-TERM INVESTMENTS (cost $1,213,497,712)	1,932,710,514

SHORT-TERM INVESTMENTS — 11.2%
Affiliated Money Market Mutual Fund — 11.0%
216,786,001	Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $216,786,001; includes $183,329,692 of cash collateral received for securities on loan)(e)(f)	216,786,001

Principal Amount (000)
U.S Government Obligation — 0.2%
$ 3,500	U.S. Treasury Bill, 0.057%, 06/28/2012 (cost $3,498,485)(c)(d)	3,497,725

	TOTAL SHORT-TERM INVESTMENTS (cost $220,284,486)	220,283,726

	TOTAL INVESTMENTS — 109.2% (cost $1,433,782,198)	2,152,994,240
	LIABILITIES IN EXCESS OF OTHER ASSETS(g) — (9.2%)	(181,552,711)

	NET ASSETS — 100.0%	$1,971,441,529

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $174,037,451 cash collateral of $183,329,692 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Non-income producing security.
(c)	Rate quoted represents yield-to-maturity as of purchase date.
(d)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(e)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(f)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(g)	Includes net unrealized depreciation on the following derivative contracts held at reporting period end:

Open futures contracts outstanding at September 30, 2011:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2011	Unrealized (Depreciation)(1)
	Long Position:
134	S&P 500 Index	Dec. 2011	$38,865,930	$37,721,000	$(1,144,930)

(1)	Amount represents the fair value of derivative instruments subject to equity contracts risk exposure as of September 30, 2011.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$1,932,710,514	$—	$—
U.S. Government Obligation	—	3,497,725	—
Affiliated Money Market Mutual Fund	216,786,001	—	—

	2,149,496,515	3,497,725	—
Other Financial Instruments*
Futures	(1,144,930)	—	—

Total	$2,148,351,585	$3,497,725	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Value Portfolio

Schedule of Investments

as of September 30, 2011 (Unaudited)

Shares		Value
LONG-TERM INVESTMENTS — 97.8%
COMMON STOCKS
Aerospace & Defense — 1.9%
297,362	Northrop Grumman Corp.	$15,510,402
84,002	United Technologies Corp.(a)	5,910,381

		21,420,783

Airlines — 1.6%
930,334	United Continental Holdings, Inc.(a)(b)	18,029,873

Auto Components — 2.5%
660,497	Lear Corp.	28,335,321

Automobiles — 1.4%
798,669	General Motors Co.(a)(b)	16,117,140

Capital Markets — 4.6%
567,449	Bank of New York Mellon Corp. (The)	10,548,877
198,928	Goldman Sachs Group, Inc. (The)	18,808,642
393,436	Lazard Ltd. (Class A Stock)	8,301,500
1,084,836	Morgan Stanley(a)	14,645,286

		52,304,305

Chemicals — 1.1%
261,377	Mosaic Co. (The)	12,799,632

Commercial Banks — 3.7%
321,828	PNC Financial Services Group, Inc.	15,508,891
1,105,685	Wells Fargo & Co.	26,669,122

		42,178,013

Commercial Services & Supplies — 1.1%
381,408	Waste Management, Inc.(a)	12,418,644

Computers & Peripherals — 1.6%
1,346,097	Dell, Inc.(a)(b)	19,047,273

Consumer Finance — 3.1%
429,405	American Express Co.	19,280,285
1,305,003	SLM Corp.	16,247,287

		35,527,572

Diversified Financial Services — 4.6%
677,533	Citigroup, Inc.(a)	17,358,395
775,035	JPMorgan Chase & Co.	23,344,054
407,706	Moody’s Corp.(a)	12,414,648

		53,117,097

Electronic Equipment & Instruments — 2.5%
5,208,466	Flextronics International Ltd.(b)	29,323,664

Food & Staples Retailing — 3.3%
630,724	CVS Caremark Corp.(a)	21,179,712
320,866	Wal-Mart Stores, Inc.(a)	16,652,945

		37,832,657

Food Products — 5.9%
357,745	Bunge Ltd.	20,852,956
369,299	Kraft Foods, Inc. (Class A Stock)	12,401,060
1,103,025	Smithfield Foods, Inc.(a)(b)	21,508,988
715,792	Tyson Foods, Inc. (Class A Stock)	12,426,149

		67,189,153

Healthcare Providers & Services — 1.2%
328,255	CIGNA Corp.	13,767,015

Hotels, Restaurants & Leisure — 1.6%
1,252,145	International Game Technology	18,193,667

Independent Power Producers & Energy Traders — 1.7%
1,398,084	Calpine Corp.(b)	19,685,023

Insurance — 4.9%
429,397	Arch Capital Group, Ltd.(a)(b)	14,030,547
437,338	Axis Capital Holdings Ltd.	11,344,548

647,587	MetLife, Inc.	18,138,912
257,751	Travelers Cos., Inc. (The)	12,560,206

		56,074,213

Internet Software & Services — 3.3%
38,438	Google, Inc. (Class A Stock)(b)	19,771,738
454,991	IAC/InterActiveCorp(a)(b)	17,994,894

		37,766,632

Machinery — 1.3%
534,327	Ingersoll-Rand PLC(a)	15,009,245

Media — 9.4%
1,621,407	Comcast Corp. (Class A Stock)	33,887,406
1,005,567	Liberty Global, Inc., Ser. C(b)	34,802,674
897,420	News Corp. (Class A Stock)	13,883,087
648,594	Viacom, Inc. (Class B Stock)	25,126,532

		107,699,699

Metals & Mining — 3.4%
292,856	Goldcorp, Inc.	13,365,948
408,007	Newmont Mining Corp.	25,663,640

		39,029,588

Multi-Utilities — 1.8%
416,353	National Grid PLC (United Kingdom), ADR	20,651,109

Oil, Gas & Consumable Fuels — 12.3%
305,485	Anadarko Petroleum Corp.	19,260,829
115,950	Apache Corp.	9,303,828
269,851	Hess Corp.	14,156,384
582,402	Marathon Oil Corp.	12,568,235
421,072	Marathon Petroleum Corp.	11,394,208
279,427	Murphy Oil Corp.	12,339,496
281,351	Noble Energy, Inc.	19,919,651
261,120	Occidental Petroleum Corp.	18,670,080
371,888	Southwestern Energy Co.(a)(b)	12,395,027
440,638	Suncor Energy, Inc.	11,209,831

		141,217,569

Pharmaceuticals — 5.7%
1,447,264	Mylan, Inc.(b)	24,603,488
969,586	Pfizer, Inc.	17,142,280
380,197	Sanofi (France), ADR(a)	12,470,462
286,903	Teva Pharmaceutical Industries Ltd. (Israel), ADR	10,678,530

		64,894,760

Road & Rail — 1.1%
702,252	CSX Corp.	13,111,045

Semiconductors & Semiconductor Equipment — 2.4%
1,070,442	Marvell Technology Group Ltd.(b)	15,553,522
497,922	Maxim Integrated Products, Inc.	11,616,520

		27,170,042

Software — 4.5%
1,702,075	CA, Inc.	33,037,276
1,132,467	Symantec Corp.(b)	18,459,212

		51,496,488

Specialty Retail — 1.5%
1,261,893	Staples, Inc.	16,783,177

Wireless Telecommunication Services — 2.8%
2,465,606	MetroPCS Communications, Inc.(b)	21,475,428
411,574	NII Holdings, Inc.(b)	11,091,920

		32,567,348

	TOTAL LONG-TERM INVESTMENTS (cost $1,143,963,380)	1,120,757,747

SHORT-TERM INVESTMENT — 19.5%

Affiliated Money Market Mutual Fund
223,563,836	Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $223,563,836; includes $198,757,212 of cash collateral received for securities on loan)(c)(d)	223,563,836

	TOTAL INVESTMENTS — 117.3% (cost $1,367,527,216)	1,344,321,583
	LIABILITIES IN EXCESS OF OTHER ASSETS — (17.3%)	(198,452,014)

	NET ASSETS — 100.0%	$1,145,869,569

The following abbreviations are used in portfolio descriptions:

ADR     American Depositary Receipt

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $186,644,086; cash collateral of $198,757,212 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Non-income producing security.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally for stocks, exchange-traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$1,120,757,747	$—	$—
Affiliated Money Market Mutual Fund	223,563,836	—	—

Total	$1,344,321,583	$—	$—

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via NASDAQ are valued at the NASDAQ official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisers, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Corporate bonds (other than convertible debt securities) and U.S. government securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an adviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or more that one principal market maker (if available, otherwise by a principal market maker or a primary market dealer). Convertible debt securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an adviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or at the mean between the last reported bid and asked prices (or at the last bid price in the absence of an asked price) provided by more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer).

Options on securities and indices traded on an exchange are valued at the last sale price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange or at the last bid price in the absence of an asked price.

Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recent quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Prudential Series Fund’s (“Series Fund”) normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. When determining the fair value of securities some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the price of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Repurchase Agreements: In connection with transactions in repurchase agreements with United States financial institutions, it is each Portfolio’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transactions, including accrued interest. The value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or, if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

Market values of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Forward currency contracts are valued daily at current forward exchange rates.

Swaps are valued by “marking-to-market” the unrealized gains or losses daily.

Investments in open end, non exchange-traded mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities of sufficient credit quality, which mature in sixty days or less, are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities, which mature in more than sixty days, are valued at fair value.

Certain Portfolios invest in the Prudential Core Short-Term Bond Fund, pursuant to an exemptive order received from the Securities and Exchange Commission, and in the Prudential Core Taxable Money Market Fund, each a portfolio of the Prudential Investment Portfolios 2 registered under the Investment Company Act of 1940, as amended, and managed by PI.

With respect to the Portfolios, book cost of assets differs from tax cost of assets as a result of each Portfolio’s adoption of a mark-to-market method of accounting for tax purposes. Under this method, tax cost of assets will approximate fair market value.

Other information regarding the Series Fund is available in the Series Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Prudential Series Fund

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date    November 21, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Steve Pelletier
Steve Pelletier
President and Principal Executive Officer

Date    November 21, 2011

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date    November 21, 2011

*	Print the name and title of each signing officer under his or her signature.